UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report(s) to Shareholders attached herewith.

Xtrackers Artificial Intelligence and Big Data ETF

XAIX: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XAIX	$12Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period August 2, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period August 2, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	15,335,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	8,113

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	44.3% of Net Assets
Bank of America Corp.	4.9%
Salesforce, Inc.	4.8%
Meta Platforms, Inc.	4.7%
Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
Oracle Corp.	4.5%
Amazon.com, Inc.	4.5%
SAP SE	3.9%
Microsoft Corp.	3.9%
Alphabet, Inc.	3.8%

Sector Allocation

Sector	% of Net Assets
Software	37%
Semiconductors & Semiconductor Equipment	12%
Technology Hardware, Storage & Peripherals	10%
IT Services	9%
Interactive Media & Services	9%
Banks	6%
Communications Equipment	6%
Diversified Telecommunication Services	5%
Broadline Retail	5%
Electronic Equipment, Instruments & Components	0%
Other	0%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies involved in artificial intelligence and big data face intense competition, may have limited product lines, markets, financial resources and personnel. Artificial intelligence and big data companies are also subject to risks of new technologies and are heavily dependent on patents and intellectual property rights and the products of these companies may face obsolescence due to rapid technological developments. Incorporation of ESG criteria in the Fund's investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

XAIX-TSRS

R-104097-1 (1/25) DBX006439 (1/26)

Xtrackers Cybersecurity Select Equity ETF

PSWD: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSWD	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	6,837,762
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	6,253

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	46.5% of Net Assets
Qualys, Inc.	5.3%
Fortinet, Inc.	5.1%
Crowdstrike Holdings, Inc.	5.0%
CyberArk Software Ltd.	4.8%
SentinelOne, Inc.	4.7%
Zscaler, Inc.	4.7%
Palo Alto Networks, Inc.	4.6%
Okta, Inc.	4.3%
Trend Micro, Inc.	4.2%
Check Point Software Technologies Ltd.	3.8%

Sector Allocation

Sector	% of Net Assets
Systems Software	56%
IT Consulting & Other Services	14%
Application Software	12%
Internet Services & Infrastructure	12%
Communications Equipment	4%
Research & Consulting Services	1%
Computer Software	1%
Distribution/Wholesale	0%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the cybersecurity field also face heightened risk caused by obsolescence due to rapid technological developments, by potential loss or impairment of patent and intellectual property rights and by the risk of cyber-attacks. Incorporation of ESG criteria in the fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

PSWD-TSRS

R-104092-1 (1/25) DBX006434 (1/26)

Xtrackers International Real Estate ETF

HAUZ: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HAUZ	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	736,371,096
Number of Portfolio Holdings	394
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	367,783

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	22.2% of Net Assets
Goodman Group (Australia)	5.2%
Mitsui Fudosan Co. Ltd. (Japan)	2.8%
Vonovia SE (Germany)	2.8%
Mitsubishi Estate Co. Ltd. (Japan)	2.3%
Sun Hung Kai Properties Ltd. (Hong Kong)	1.8%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.8%
Scentre Group (Australia)	1.5%
Segro PLC (United Kingdom)	1.5%
Link (Hong Kong)	1.4%
DLF Ltd. (India)	1.1%

Sector Allocation

Sector	% of Net Assets
Real Estate Operations/Development	33%
Diversified	14%
Real Estate Management/Services	13%
Warehouse/Industry	12%
Shopping Centers	9%
Office Property	5%
Apartments	4%
Regional Malls	1%
Health Care	1%
E-Commerce/Services	1%
Storage	1%
Other	5%

Geographical Diversification

Country	% of Net Assets
Japan	21%
Australia	14%
Hong Kong	10%
United Kingdom	8%
Canada	7%
Singapore	6%
Sweden	4%
Germany	4%
France	3%
Switzerland	3%
Israel	2%
Other	17%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HAUZ-TSRS

R-104093-1 (1/25) DBX006435 (1/26)

Xtrackers Semiconductor Select Equity ETF

CHPS: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CHPS	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	6,861,096
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	5,762

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	46.0% of Net Assets
NVIDIA Corp.	5.1%
Intel Corp.	5.0%
Texas Instruments, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Micron Technology, Inc.	4.7%
Analog Devices, Inc.	4.5%
QUALCOMM, Inc.	4.5%
Lam Research Corp.	4.3%
Broadcom, Inc.	4.2%
Applied Materials, Inc.	4.2%

Sector Allocation

Sector	% of Net Assets
Semiconductors	67%
Semiconductor Materials & Equipment	28%
Electronic Manufacturing Services	3%
Electronic Components	1%
Industrial Machinery & Supplies	1%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies in the semiconductor field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies also face heightened risk due to their dependence on the availability of materials that meet exacting standards, to reliance on a limited number of suppliers and by potential loss or impairment of patent and intellectual property rights. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CHPS-TSRS

R-104094-1 (1/25) DBX006436 (1/26)

Xtrackers US Green Infrastructure Select Equity ETF

UPGR: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPGR	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	4,418,963
Number of Portfolio Holdings	49
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	7,477

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	29.4% of Net Assets
Bloom Energy Corp.	5.5%
PureCycle Technologies, Inc.	3.1%
Tesla, Inc.	3.0%
Altus Power, Inc.	3.0%
Ryerson Holding Corp.	2.6%
Rivian Automotive, Inc.	2.5%
FuelCell Energy, Inc.	2.5%
AZZ, Inc.	2.4%
Casella Waste Systems, Inc.	2.4%
Reliance, Inc.	2.4%

Sector Allocation

Sector	% of Net Assets
Industrials	62%
Consumer Discretionary	11%
Utilities	11%
Materials	10%
Information Technology	4%
Energy	2%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund will be sensitive to, and its performance will depend to a great extent on, the overall condition of green or low carbon infrastructure companies. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of green or low carbon energy companies. Such companies face enhanced risks caused by factors including changes in government regulations, the impact of adverse weather conditions and on the demand for renewable energy production. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

UPGR-TSRS

R-104095-1 (1/25) DBX006437 (1/26)

Xtrackers US National Critical Technologies ETF

CRTC: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRTC	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	58,373,061
Number of Portfolio Holdings	224
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	92,473

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	32.3% of Net Assets
Amazon.com, Inc.	5.3%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.9%
Alphabet, Inc.	4.7%
Exxon Mobil Corp.	3.3%
AbbVie, Inc.	2.0%
Salesforce, Inc.	1.9%
Oracle Corp.	1.9%
Chevron Corp.	1.9%
Cisco Systems, Inc.	1.5%

Sector Allocation

Sector	% of Net Assets
Information Technology	36%
Health Care	17%
Industrials	14%
Communication Services	12%
Energy	7%
Consumer Discretionary	6%
Utilities	5%
Materials	2%
Financials	1%
Consumer Staples	0%
Real Estate	0%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Critical technologies are technologies that are deemed to be vital to maintaining the national security of the U.S. now and in the future. Companies involved in critical technologies may be subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the critical technologies and the companies involved with them. Critical technologies companies are heavily dependent on patent and intellectual property rights which may be difficult to protect. Investing involves risk, including the possible loss of principal. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CRTC-TSRS

R-104096-1 (1/25) DBX006438 (1/26)

Xtrackers Harvest CSI 300 China A‑Shares ETF

ASHR: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHR	$34	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	2,778,736,951
Number of Portfolio Holdings	286
Portfolio Turnover Rate (%)	79
Total Net Advisory Fees Paid ($)	6,588,194

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	22.6% of Net Assets
Kweichow Moutai Co. Ltd.	4.8%
Contemporary Amperex Technology Co. Ltd.	3.4%
Ping An Insurance Group Co. of China Ltd.	2.9%
China Merchants Bank Co. Ltd.	2.2%
Midea Group Co. Ltd.	1.7%
East Money Information Co. Ltd.	1.7%
China Yangtze Power Co. Ltd.	1.7%
CITIC Securities Co. Ltd.	1.5%
Wuliangye Yibin Co. Ltd.	1.4%
Industrial Bank Co. Ltd.	1.3%

Sector Allocation

Sector	% of Net Assets
Financials	25%
Information Technology	17%
Industrials	16%
Consumer Staples	11%
Materials	8%
Consumer Discretionary	7%
Health Care	7%
Utilities	4%
Energy	3%
Communication Services	1%
Real Estate	1%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Funds investing in a single country generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the fund which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the fund to achieve its investment objective. Performance of the fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

ASHR-TSRS

R-104090-1 (1/25) DBX006432 (1/26)

Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF

ASHS: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHS	$34	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	37,851,810
Number of Portfolio Holdings	489
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	83,559

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	6.8% of Net Assets
Eoptolink Technology, Inc. Ltd.	1.1%
Kuang-Chi Technologies Co. Ltd.	0.9%
Anhui Jianghuai Automobile Group Corp. Ltd.	0.9%
Sieyuan Electric Co. Ltd.	0.7%
Sailun Group Co. Ltd.	0.6%
Sichuan Changhong Electric Co. Ltd.	0.5%
Huagong Tech Co. Ltd.	0.5%
Isoftstone Information Technology Group Co. Ltd.	0.5%
Chongqing Rural Commercial Bank Co. Ltd.	0.6%
Sunwoda Electronic Co. Ltd.	0.5%

Sector Allocation

Sector	% of Net Assets
Information Technology	20%
Industrials	19%
Materials	17%
Financials	10%
Health Care	10%
Consumer Discretionary	9%
Consumer Staples	4%
Communication Services	4%
Utilities	3%
Energy	2%
Real Estate	2%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Funds investing in a single country generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Fund which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the fund to achieve its investment objective. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

ASHS-TSRS

R-104091-1 (1/25) DBX006433 (1/26)

Xtrackers MSCI All World ex US Hedged Equity ETF

DBAW: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBAW	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	147,075,482
Number of Portfolio Holdings	1,914
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	273,908

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	11.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.8%
Novo Nordisk A/S (Denmark)	1.3%
Tencent Holdings Ltd. (China)	1.2%
ASML Holding NV (Netherlands)	1.0%
SAP SE (Germany)	0.9%
Nestle SA (Switzerland)	0.9%
Roche Holding AG (Switzerland)	0.8%
Samsung Electronics Co. Ltd. (South Korea)	0.8%
AstraZeneca PLC (United Kingdom)	0.8%
Novartis AG (Switzerland)	0.8%

Sector Allocation

Sector	% of Net Assets
Financials	23%
Industrials	13%
Information Technology	13%
Consumer Discretionary	10%
Health Care	9%
Consumer Staples	7%
Materials	6%
Communication Services	6%
Energy	5%
Utilities	3%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
Japan	14%
United Kingdom	9%
Canada	8%
China	7%
France	7%
Switzerland	6%
Germany	6%
India	5%
Taiwan	5%
Australia	5%
Netherlands	3%
Other	22%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBAW-TSRS

R-104098-1 (1/25) DBX006440 (1/26)

Xtrackers MSCI EAFE Hedged Equity ETF

DBEF: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	6,601,283,021
Number of Portfolio Holdings	725
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	10,959,769

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	13.8% of Net Assets
Novo Nordisk A/S (Denmark)	2.1%
ASML Holding NV (Netherlands)	1.7%
SAP SE (Germany)	1.5%
Nestle SA (Switzerland)	1.4%
Roche Holding AG (Switzerland)	1.3%
AstraZeneca PLC (United Kingdom)	1.3%
Novartis AG (Switzerland)	1.3%
Shell PLC (United Kingdom)	1.2%
Toyota Motor Corp. (Japan)	1.0%
Commonwealth Bank of Australia (Australia)	1.0%

Sector Allocation

Sector	% of Net Assets
Financials	21%
Industrials	18%
Health Care	13%
Consumer Discretionary	11%
Information Technology	8%
Consumer Staples	8%
Materials	6%
Communication Services	5%
Energy	4%
Utilities	3%
Other	2%

Geographical Diversification

Country	% of Net Assets
Japan	22%
United Kingdom	14%
France	10%
Switzerland	10%
Germany	9%
Australia	8%
Netherlands	5%
Sweden	4%
Denmark	3%
Spain	3%
Italy	2%
Other	9%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEF-TSRS

R-104099-1 (1/25) DBX006441 (1/26)

Xtrackers MSCI Emerging Markets Hedged Equity ETF

DBEM: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEM	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	69,323,057
Number of Portfolio Holdings	1,218
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	247,433

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	26.1% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.7%
Tencent Holdings Ltd. (China)	4.3%
Samsung Electronics Co. Ltd. (South Korea)	2.7%
Alibaba Group Holding Ltd. (China)	2.3%
HDFC Bank Ltd. (India)	1.6%
Meituan (China)	1.4%
Reliance Industries Ltd. (India)	1.2%
ICICI Bank Ltd. (India)	1.0%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.0%
China Construction Bank Corp. (China)	0.9%

Sector Allocation

Sector	% of Net Assets
Financials	23%
Information Technology	23%
Consumer Discretionary	13%
Communication Services	9%
Industrials	7%
Materials	6%
Consumer Staples	5%
Energy	5%
Health Care	3%
Utilities	3%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
China	25%
India	20%
Taiwan	19%
South Korea	10%
Brazil	4%
Saudi Arabia	4%
South Africa	3%
Mexico	2%
Other	12%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEM-TSRS

R-104100-1 (1/25) DBX006442 (1/26)

Xtrackers MSCI Europe Hedged Equity ETF

DBEU: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEU	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	547,299,091
Number of Portfolio Holdings	417
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	1,252,570

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	20.9% of Net Assets
Novo Nordisk A/S (Denmark)	3.2%
ASML Holding NV (Netherlands)	2.5%
SAP SE (Germany)	2.3%
Nestle SA (Switzerland)	2.1%
Roche Holding AG (Switzerland)	2.0%
AstraZeneca PLC (United Kingdom)	1.9%
Novartis AG (Switzerland)	1.9%
Shell PLC (United Kingdom)	1.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.6%
HSBC Holdings PLC (United Kingdom)	1.6%

Sector Allocation

Sector	% of Net Assets
Financials	20%
Industrials	17%
Health Care	15%
Consumer Staples	10%
Consumer Discretionary	9%
Information Technology	7%
Materials	6%
Energy	5%
Communication Services	4%
Utilities	4%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United Kingdom	22%
France	16%
Switzerland	16%
Germany	14%
Netherlands	7%
Sweden	5%
Denmark	5%
Spain	4%
Italy	4%
Finland	2%
Other	3%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEU-TSRS

R-1040101-1 (1/25) DBX006443 (1/26)

Xtrackers MSCI Eurozone Hedged Equity ETF

DBEZ: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEZ	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	38,744,178
Number of Portfolio Holdings	612
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	87,847

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	26.2% of Net Assets
ASML Holding NV (Netherlands)	4.7%
SAP SE (Germany)	4.2%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.9%
Siemens AG (Germany)	2.5%
Schneider Electric SE (France)	2.4%
TotalEnergies SE (France)	2.1%
Allianz SE (Germany)	2.0%
Deutsche Telekom AG (Germany)	1.9%
Sanofi SA (France)	1.9%
Air Liquide SA (France)	1.6%

Sector Allocation

Sector	% of Net Assets
Financials	20%
Industrials	19%
Consumer Discretionary	13%
Information Technology	12%
Health Care	7%
Consumer Staples	6%
Utilities	6%
Materials	5%
Communication Services	5%
Energy	4%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
France	31%
Germany	27%
Netherlands	14%
Italy	8%
Spain	8%
Finland	3%
Belgium	3%
Other	6%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. The Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEZ-TSRS

R-1040102-1 (1/25) DBX006444 (1/26)

Xtrackers MSCI Japan Hedged Equity ETF

DBJP: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBJP	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	397,897,115
Number of Portfolio Holdings	194
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	960,355

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	27.1% of Net Assets
Toyota Motor Corp.	4.6%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Sony Group Corp.	3.3%
Hitachi Ltd.	3.1%
Recruit Holdings Co. Ltd.	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
Keyence Corp.	2.2%
Tokyo Electron Ltd.	1.8%
Tokio Marine Holdings, Inc.	1.8%
Shin-Etsu Chemical Co. Ltd.	1.8%

Sector Allocation

Sector	% of Net Assets
Industrials	23%
Consumer Discretionary	18%
Financials	16%
Information Technology	14%
Health Care	8%
Communication Services	7%
Consumer Staples	5%
Materials	4%
Real Estate	2%
Utilities	1%
Other	1%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBJP-TSRS

R-1040103-1 (1/25) DBX006445 (1/26)

Xtrackers California Municipal Bond ETF

CA: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CA	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers California Municipal Bond ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	22,796,268
Number of Portfolio Holdings	270
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	7,678
Modified duration to worst	4.8 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Credit Rating	% of Net Assets
AAA	15%
AA	73%
A	10%

Sector Allocation

Sector	% of Net Assets
General Obligation	41%
Education	24%
Health Care	9%
Water	8%
Power	4%
Airport	4%
Transportation	4%
Other	2%
Tax	1%

Holding based data is subject to change.

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the fund seeks income that is exempt from California and federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE AMT-Free Broad Liquid California Municipal Index (“Index”) for use by DBX Advisors LLC in connection with Xtrackers California Municipal Bond ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CA-TSRS

R-1040104-1 (1/25) DBX006446 (1/26)

Xtrackers Municipal Infrastructure Revenue Bond ETF

RVNU: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RVNU	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	141,497,127
Number of Portfolio Holdings	327
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	102,736
Modified duration to worst	8.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	63%
A	23%
BBB	2%

Sector Allocation

Sector	% of Net Assets
Airport	23%
Water & Sewer	18%
Public Power	15%
Toll Facilities	13%
Cities, Counties, & Authorities	10%
Mass Transit	6%
Seaport	3%
Sales and Special Tax	2%
States & US Territories	2%
Other	1%
Lease	1%

Top Five State Allocations

Holdings	% of Net Assets
New York	25%
California	14%
Florida	10%
Texas	8%
Illinois	7%

Holding based data is subject to change.

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

RVNU-TSRS

R-1040105-1 (1/25) DBX006447 (1/26)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

HDEF: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDEF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	1,688,030,795
Number of Portfolio Holdings	114
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	741,409

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	39.3% of Net Assets
Unilever PLC (United Kingdom)	5.0%
Novartis AG (Switzerland)	4.9%
Roche Holding AG (Switzerland)	4.7%
TotalEnergies SE (France)	4.5%
Allianz SE (Germany)	4.4%
Sanofi SA (France)	4.0%
Zurich Insurance Group AG (Switzerland)	3.4%
Iberdrola SA (Spain)	3.1%
British American Tobacco PLC (United Kingdom)	2.7%
Rio Tinto PLC (United Kingdom)	2.6%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Consumer Staples	17%
Health Care	14%
Industrials	9%
Utilities	8%
Energy	8%
Materials	7%
Consumer Discretionary	6%
Communication Services	4%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
Switzerland	20%
United Kingdom	18%
France	16%
Japan	8%
Germany	7%
Singapore	6%
Australia	5%
Spain	4%
Netherlands	4%
Hong Kong	2%
Sweden	2%
Other	6%

Holding based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HDEF-TSRS

R-1040107-1 (1/25) DBX006449 (1/26)

Xtrackers US 0-1 Year Treasury ETF

TRSY: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — November 30, 2024

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TRSY	$1Footnote Reference(a)	0.06%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period October 9, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semiannual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period October 9, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	3,019,179
Number of Portfolio Holdings	90
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	240
Modified duration to worst	0.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Asset Allocation Table

Asset Type	% of Net Assets
U.S. Treasury Obligations	99%
Other Assets and Liabilities (Net)	1%

Credit Quality

Credit Rating	% of Net Assets
AAA	99%

Holding based data is subject to change.

 The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund's investments may be more susceptible than a money market fund's investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund's investments. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. The “full faith and credit” guarantee of the US government applies to the timely repayment of interest, and does not eliminate market risk. Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

TRSY-TSRS

R-1040106-1 (1/25) DBX006448 (1/26)

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included under Item 7.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

November 30, 2024

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Page

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF	2

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	8

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	23

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.8%

Communication Services — 1.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,689,531	3,928,762
China United Network Communications Ltd., Class A	21,503,181	15,273,621
Focus Media Information Technology Co. Ltd., Class A	10,644,179	10,129,623
Kunlun Tech Co. Ltd., Class A	876,618	5,574,906
Mango Excellent Media Co. Ltd., Class A	833,589	3,313,432

(Cost $35,683,293)		38,220,344

Consumer Discretionary — 7.3%
BYD Co. Ltd., Class A	923,372	35,000,389
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	178,239	3,307,396
China Tourism Group Duty Free Corp. Ltd., Class A	927,593	8,897,882
Chongqing Changan Automobile Co. Ltd., Class A	5,165,064	9,837,878
Fuyao Glass Industry Group Co. Ltd., Class A	1,742,471	13,458,158
Great Wall Motor Co. Ltd., Class A	1,311,377	4,735,101
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,623,853	26,835,630
Guangzhou Automobile Group Co. Ltd., Class A	2,456,139	2,994,590
Haier Smart Home Co. Ltd., Class A	3,998,902	15,624,977
Huali Industrial Group Co. Ltd., Class A	187,860	1,955,682
Huayu Automotive Systems Co. Ltd., Class A	1,748,030	4,079,259
Huizhou Desay Sv Automotive Co. Ltd., Class A	312,034	5,373,931
Midea Group Co. Ltd., Class A	4,958,675	47,962,469
Ningbo Tuopu Group Co. Ltd., Class A	692,406	4,994,529
Oppein Home Group, Inc., Class A	198,489	1,971,065
SAIC Motor Corp. Ltd., Class A	4,749,356	11,515,575
Zhejiang China Commodities City Group Co. Ltd., Class A	2,816,766	5,528,250

(Cost $178,146,757)		204,072,761

Consumer Staples — 11.1%
Anhui Gujing Distillery Co. Ltd., Class A	162,309	4,245,039
Chongqing Brewery Co. Ltd., Class A	219,527	1,873,269
Eastroc Beverage Group Co. Ltd., Class A	159,650	4,708,359

	Number of Shares	Value $

Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,773,592	11,041,989
Guangdong Haid Group Co. Ltd., Class A	863,022	5,522,960
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,077,227	3,641,519
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	6,417,239	25,295,454
Jiangsu King’s Luck Brewery JSC Ltd., Class A	620,971	3,850,611
Jiangsu Yanghe Distillery Co. Ltd., Class A	590,180	6,979,924
Kweichow Moutai Co. Ltd., Class A	633,909	133,394,983
Luzhou Laojiao Co. Ltd., Class A	685,424	13,114,802
Muyuan Foods Co. Ltd., Class A *	2,843,592	15,974,002
New Hope Liuhe Co. Ltd., Class A *	2,334,527	3,068,484
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	496,090	13,936,773
Tsingtao Brewery Co. Ltd., Class A	367,924	3,703,343
Wens Foodstuff Group Co. Ltd., Class A	5,497,518	13,147,640
Wuliangye Yibin Co. Ltd., Class A	1,957,504	39,625,248
Yihai Kerry Arawana Holdings Co. Ltd., Class A	615,470	2,903,120
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	174,174	1,183,100

(Cost $261,554,395)		307,210,619

Energy — 2.8%
China Coal Energy Co. Ltd., Class A	1,987,834	3,416,097
China Merchants Energy Shipping Co. Ltd., Class A	3,329,900	2,897,961
China Oilfield Services Ltd., Class A	586,885	1,202,829
China Petroleum & Chemical Corp., Class A	15,262,314	13,387,810
China Shenhua Energy Co. Ltd., Class A	3,513,434	19,363,744
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	1,429,864	2,469,057
PetroChina Co. Ltd., Class A	11,750,582	13,030,092
Shaanxi Coal Industry Co. Ltd., Class A	4,058,769	13,071,133
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,033,144	3,405,254
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,332,400	2,690,344
Yankuang Energy Group Co. Ltd., Class A	1,842,990	3,711,144

(Cost $70,977,229)		78,645,465

Financials — 25.0%

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Agricultural Bank of China Ltd., Class A	33,300,000	22,091,304
Bank of Beijing Co. Ltd., Class A	15,317,043	12,083,786
Bank of Chengdu Co. Ltd., Class A	2,008,956	4,411,086
Bank of China Ltd., Class A	21,619,000	14,938,444
Bank of Communications Co. Ltd., Class A	28,393,239	28,704,565
Bank of Hangzhou Co. Ltd., Class A	3,586,703	6,999,772
Bank of Jiangsu Co. Ltd., Class A	15,229,645	19,009,488
Bank of Nanjing Co. Ltd., Class A	5,429,454	7,915,224
Bank of Ningbo Co. Ltd., Class A	3,340,917	11,367,550
Bank of Shanghai Co. Ltd., Class A	10,418,311	11,782,657
China CITIC Bank Corp. Ltd., Class A	3,100,122	2,903,225
China Construction Bank Corp., Class A	7,429,275	8,176,762
China Everbright Bank Co. Ltd., Class A	19,158,473	9,512,516
China Galaxy Securities Co. Ltd., Class A	2,282,617	4,908,075
China International Capital Corp. Ltd., Class A	822,510	4,033,991
China Life Insurance Co. Ltd., Class A	1,779,230	10,331,092
China Merchants Bank Co. Ltd., Class A	12,376,562	62,032,172
China Merchants Securities Co. Ltd., Class A	3,924,087	10,369,699
China Minsheng Banking Corp. Ltd., Class A	21,983,997	12,006,982
China Pacific Insurance Group Co. Ltd., Class A	3,541,580	16,558,798
China Zheshang Bank Co. Ltd., Class A	15,845,740	6,337,859
Cinda Securities Co. Ltd., Class A	978,100	2,049,147
CITIC Securities Co. Ltd., Class A	9,944,473	42,175,373
CNPC Capital Co. Ltd., Class A	2,735,900	2,814,953
CSC Financial Co. Ltd., Class A	1,447,403	5,443,856
East Money Information Co. Ltd., Class A	12,734,306	47,877,689
Everbright Securities Co. Ltd., Class A	2,112,863	5,737,849
Founder Securities Co. Ltd., Class A	5,070,696	5,993,499
GF Securities Co. Ltd., Class A	3,048,853	6,913,061
Guosen Securities Co. Ltd., Class A	2,996,618	4,748,795
Guotai Junan Securities Co. Ltd., Class A	4,507,554	11,768,567
Haitong Securities Co. Ltd., Class A	9,585,174	15,084,040
Hithink RoyalFlush Information Network Co. Ltd., Class A	227,395	10,527,506

	Number of Shares	Value $

Hongta Securities Co. Ltd., Class A	1,533,310	1,793,320
Huatai Securities Co. Ltd., Class A	5,289,247	13,109,133
Huaxia Bank Co. Ltd., Class A	6,968,493	7,275,566
Industrial & Commercial Bank of China Ltd., Class A	36,260,951	30,757,168
Industrial Bank Co. Ltd., Class A	14,536,270	36,187,804
Industrial Securities Co. Ltd., Class A	7,002,156	6,219,418
New China Life Insurance Co. Ltd., Class A	852,453	5,568,192
Orient Securities Co. Ltd., Class A	5,425,153	8,163,357
People’s Insurance Co. Group of China Ltd., Class A	3,829,198	3,823,653
Ping An Bank Co. Ltd., Class A	10,046,516	15,768,478
Ping An Insurance Group Co. of China Ltd., Class A	10,805,945	79,362,330
Postal Savings Bank of China Co. Ltd., Class A	11,820,300	8,640,451
SDIC Capital Co. Ltd., Class A	2,097,629	2,233,459
Shanghai Pudong Development Bank Co. Ltd., Class A	12,235,649	15,964,311
Shenwan Hongyuan Group Co. Ltd., Class A	9,201,487	6,802,285
Zheshang Securities Co. Ltd., Class A	1,994,250	3,490,384
Zhongtai Securities Co. Ltd., Class A	2,751,285	2,641,051

(Cost $620,679,067)		695,409,742

Health Care — 6.5%
Aier Eye Hospital Group Co. Ltd., Class A	4,812,003	9,742,804
Asymchem Laboratories Tianjin Co. Ltd., Class A	238,881	2,764,239
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,272,014	3,770,165
Beijing Tong Ren Tang Co. Ltd., Class A	766,896	4,311,245
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	401,065	4,034,712
Bloomage Biotechnology Corp. Ltd., Class A	201,322	1,642,674
Changchun High-Tech Industry Group Co. Ltd., Class A	312,678	4,623,865
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	567,370	3,529,972
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,219,884	4,944,816
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	783,906	3,136,489
Hangzhou Tigermed Consulting Co. Ltd., Class A	574,782	5,125,909

See Notes to Financial Statements.

DBX ETF Trust  | 3

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Huadong Medicine Co. Ltd., Class A	949,168	5,102,899
Hualan Biological Engineering, Inc., Class A	1,202,212	2,795,572
Imeik Technology Development Co. Ltd., Class A	142,914	4,176,743
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,615,755	32,269,860
Pharmaron Beijing Co. Ltd., Class A	966,985	3,668,955
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,344,022	4,945,660
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,237,583	3,712,493
Shanghai RAAS Blood Products Co. Ltd., Class A	5,572,334	5,779,457
Shanghai United Imaging Healthcare Co. Ltd., Class A	344,985	6,240,229
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	623,956	22,416,978
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	349,904	3,154,710
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	861,180	2,045,310
Walvax Biotechnology Co. Ltd., Class A	1,430,560	2,920,115
WuXi AppTec Co. Ltd., Class A	2,482,828	17,169,712
Yunnan Baiyao Group Co. Ltd., Class A	989,986	7,825,129
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	311,360	10,010,500

(Cost $186,594,488)		181,861,212

Industrials — 15.7%
AECC Aviation Power Co. Ltd., Class A	1,972,036	11,390,782
Air China Ltd., Class A *	4,914,837	5,612,695
Beijing New Building Materials PLC, Class A	1,039,097	4,087,310
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	26,325,889	20,805,095
China CSSC Holdings Ltd., Class A	2,438,826	11,880,468
China Eastern Airlines Corp. Ltd., Class A *	9,064,745	5,100,912
China Energy Engineering Corp. Ltd., Class A	15,908,277	5,134,180
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	2,753,137	4,514,833
China National Chemical Engineering Co. Ltd., Class A	4,093,802	4,601,680
China Railway Group Ltd., Class A	11,081,192	9,796,626

	Number of Shares	Value $

China Southern Airlines Co. Ltd., Class A *	5,864,966	5,468,198
China State Construction Engineering Corp. Ltd., Class A	22,296,307	18,389,341
CNGR Advanced Material Co. Ltd., Class A	404,023	2,227,825
Contemporary Amperex Technology Co. Ltd., Class A	2,620,380	94,413,913
COSCO SHIPPING Holdings Co. Ltd., Class A	6,721,597	12,598,649
CRRC Corp. Ltd., Class A	12,997,216	14,215,285
Daqin Railway Co. Ltd., Class A	9,640,355	9,054,661
Dongfang Electric Corp. Ltd., Class A	1,331,464	2,787,618
Eve Energy Co. Ltd., Class A	1,258,673	8,450,755
FAW Jiefang Group Co. Ltd., Class A	1,765,188	2,057,215
Goneo Group Co. Ltd., Class A	252,094	2,473,827
Gotion High-tech Co. Ltd., Class A	1,245,926	3,988,407
Jiangsu Hengli Hydraulic Co. Ltd., Class A	618,240	4,524,352
Metallurgical Corp. of China Ltd., Class A	8,645,058	3,982,414
NARI Technology Co. Ltd., Class A	4,408,988	15,007,769
Ningbo Deye Technology Co. Ltd., Class A	265,526	3,158,992
Power Construction Corp. of China Ltd., Class A	9,056,928	6,945,248
Sany Heavy Industry Co. Ltd., Class A	6,253,288	15,075,854
SF Holding Co. Ltd., Class A	2,610,142	14,838,984
Shanghai International Airport Co. Ltd., Class A	1,319,873	6,354,978
Shanghai International Port Group Co. Ltd., Class A	4,322,947	3,458,119
Shanghai M&G Stationery, Inc., Class A	433,420	1,989,410
Shenzhen Inovance Technology Co. Ltd., Class A	1,993,711	16,581,032
Sichuan Road & Bridge Group Co. Ltd., Class A	2,800,100	2,877,146
Spring Airlines Co. Ltd., Class A	479,474	3,770,721
Sungrow Power Supply Co. Ltd., Class A	1,512,590	16,956,530
TBEA Co. Ltd., Class A	5,376,297	10,084,496
Weichai Power Co. Ltd., Class A	5,827,470	10,786,103
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,228,799	4,003,067
XCMG Construction Machinery Co. Ltd., Class A	7,721,087	8,615,074
YTO Express Group Co. Ltd., Class A	1,821,557	3,630,301
Zhejiang Chint Electrics Co. Ltd., Class A	1,115,292	3,499,468

See Notes to Financial Statements.

4   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Zhejiang Huayou Cobalt Co. Ltd., Class A	1,324,956	5,909,810
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	2,353,035	7,529,192
Zhuzhou CRRC Times Electric Co. Ltd., Class A	299,188	1,913,433
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,662,053	5,450,815

(Cost $415,389,899)		435,993,583

Information Technology — 17.1%
360 Security Technology, Inc., Class A	3,863,968	7,141,186
ACM Research Shanghai, Inc., Class A	119,542	1,912,375
Advanced Micro-Fabrication Equipment, Inc., China, Class A	464,040	14,208,245
Avary Holding Shenzhen Co. Ltd., Class A	831,143	3,847,067
Beijing Kingsoft Office Software, Inc., Class A	241,382	9,812,417
BOE Technology Group Co. Ltd., Class A	41,611,935	24,678,480
Cambricon Technologies Corp. Ltd., Class A *	225,547	17,451,468
Chaozhou Three-Circle Group Co. Ltd., Class A	1,757,618	8,860,208
China Railway Signal & Communication Corp. Ltd., Class A	3,239,521	2,841,646
China Resources Microelectronics Ltd., Class A	662,816	4,603,739
China Zhenhua Group Science & Technology Co. Ltd., Class A	440,564	2,810,908
Empyrean Technology Co. Ltd., Class A	297,500	5,167,526
Flat Glass Group Co. Ltd., Class A	779,258	2,740,650
Foxconn Industrial Internet Co. Ltd., Class A	4,076,731	12,476,748
GigaDevice Semiconductor, Inc., Class A *	779,203	9,218,679
Glodon Co. Ltd., Class A	1,340,999	2,376,641
GoerTek, Inc., Class A	2,839,721	9,979,462
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	496,454	2,629,313
Hangzhou First Applied Material Co. Ltd., Class A	1,197,139	2,884,493
Hangzhou Silan Microelectronics Co. Ltd., Class A *	1,220,227	4,658,422
Huaqin Technology Co. Ltd., Class A	228,214	1,968,801
Hundsun Technologies, Inc., Class A	1,704,344	7,211,817
Hygon Information Technology Co. Ltd., Class A	989,563	17,170,805
IEIT Systems Co. Ltd., Class A	1,190,287	7,847,144

	Number of Shares	Value $

Iflytek Co. Ltd., Class A	2,048,120	14,494,040
Ingenic Semiconductor Co. Ltd., Class A	419,609	3,992,087
JA Solar Technology Co. Ltd., Class A	2,134,897	5,123,400
JCET Group Co. Ltd., Class A	1,714,789	9,219,016
Jinko Solar Co. Ltd., Class A	4,398,336	5,307,971
Lens Technology Co. Ltd., Class A	2,814,077	8,014,715
LONGi Green Energy Technology Co. Ltd., Class A	6,501,160	16,588,023
Luxshare Precision Industry Co. Ltd., Class A	5,266,325	28,094,814
Maxscend Microelectronics Co. Ltd., Class A	413,618	5,292,804
Montage Technology Co. Ltd., Class A	991,040	9,209,885
National Silicon Industry Group Co. Ltd., Class A	1,944,255	5,784,095
NAURA Technology Group Co. Ltd., Class A	340,480	19,520,133
Ninestar Corp., Class A *	1,124,764	4,138,846
Range Intelligent Computing Technology Group Co. Ltd., Class A	575,980	2,635,820
Sangfor Technologies, Inc., Class A	250,915	2,256,349
SG Micro Corp., Class A	388,717	4,704,492
Shanghai Aiko Solar Energy Co. Ltd., Class A *	1,273,765	2,802,090
Shanghai Baosight Software Co. Ltd., Class A	1,011,056	3,907,288
Shengyi Technology Co. Ltd., Class A	1,501,798	4,362,163
Shennan Circuits Co. Ltd., Class A	238,220	3,248,112
Shenzhen Transsion Holdings Co. Ltd., Class A	501,961	6,557,581
Suzhou Maxwell Technologies Co. Ltd., Class A	187,000	3,182,649
TCL Technology Group Corp., Class A	20,968,304	13,534,468
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,409,648	4,947,176
Thunder Software Technology Co. Ltd., Class A	407,021	3,090,340
Tongwei Co. Ltd., Class A	2,890,889	10,944,749
Trina Solar Co. Ltd., Class A	1,200,242	4,030,880
Unigroup Guoxin Microelectronics Co. Ltd., Class A	798,552	7,266,873
Unisplendour Corp. Ltd., Class A	2,460,084	8,601,217
Will Semiconductor Co. Ltd. Shanghai, Class A	966,373	13,147,098
Wingtech Technology Co. Ltd., Class A	1,105,907	6,206,379

See Notes to Financial Statements.

DBX ETF Trust  | 5

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Xinjiang Daqo New Energy Co. Ltd., Class A	737,270	2,928,539
Yealink Network Technology Corp. Ltd., Class A	604,372	3,160,022
Yonyou Network Technology Co. Ltd., Class A *	2,307,334	4,207,014
Zhejiang Dahua Technology Co. Ltd., Class A	2,608,059	5,874,023
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	755,061	3,627,168
Zhongji Innolight Co. Ltd., Class A	907,326	15,858,965
ZTE Corp., Class A	3,596,757	15,457,548

(Cost $423,237,868)		475,817,072

Materials — 7.9%
Aluminum Corp. of China Ltd., Class A	8,303,618	8,612,262
Anhui Conch Cement Co. Ltd., Class A	2,555,561	9,044,300
Baoshan Iron & Steel Co. Ltd., Class A	9,174,257	8,376,468
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,899,693	3,571,176
China Jushi Co. Ltd., Class A	2,553,813	3,997,763
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,717,822	8,565,235
Citic Pacific Special Steel Group Co. Ltd., Class A	1,028,672	1,675,556
CMOC Group Ltd., Class A	7,666,372	7,697,564
Ganfeng Lithium Group Co. Ltd., Class A	1,177,487	6,828,954
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,135,098	3,865,329
Hengli Petrochemical Co. Ltd., Class A	2,177,395	4,312,446
Hoshine Silicon Industry Co. Ltd., Class A	378,114	3,082,068
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	24,342,627	6,446,154
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,761,400	3,633,371
Jiangxi Copper Co. Ltd., Class A	1,159,401	3,366,028
LB Group Co. Ltd., Class A	1,768,450	4,346,428
Ningxia Baofeng Energy Group Co. Ltd., Class A	2,405,974	5,359,145
Qinghai Salt Lake Industry Co. Ltd., Class A *	5,748,489	14,160,129
Rongsheng Petrochemical Co. Ltd., Class A	3,268,037	4,299,990
Satellite Chemical Co. Ltd., Class A	1,809,112	4,478,803
Shandong Gold Mining Co. Ltd., Class A	1,954,766	6,594,521
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,662,938	5,054,983

	Number of Shares	Value $

Shandong Nanshan Aluminum Co. Ltd., Class A	8,731,980	4,817,312
Shanghai Putailai New Energy Technology Co. Ltd., Class A	906,518	2,491,815
Tianqi Lithium Corp., Class A	1,011,509	5,326,449
Wanhua Chemical Group Co. Ltd., Class A	1,972,354	20,209,114
Yunnan Aluminium Co. Ltd., Class A	2,178,347	4,095,010
Yunnan Energy New Material Co. Ltd., Class A	595,584	3,059,858
Zangge Mining Co. Ltd., Class A	852,101	3,379,963
Zhejiang NHU Co. Ltd., Class A	2,068,222	6,204,238
Zhongjin Gold Corp. Ltd., Class A	3,105,073	5,366,053
Zijin Mining Group Co. Ltd., Class A	16,706,547	36,175,821

(Cost $209,219,575)		218,494,306

Real Estate — 1.0%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,753,705	6,098,703
China Vanke Co. Ltd., Class A *	6,593,780	7,821,048
Hainan Airport Infrastructure Co. Ltd., Class A *	7,166,602	3,795,566
Poly Developments and Holdings Group Co. Ltd., Class A	7,309,686	10,323,589

(Cost $29,458,608)		28,038,906

Utilities — 4.0%
CGN Power Co. Ltd., Class A	8,674,884	4,678,132
China Longyuan Power Group Corp. Ltd., Class A	129,474	303,038
China National Nuclear Power Co. Ltd., Class A	9,900,601	12,876,721
China Three Gorges Renewables Group Co. Ltd., Class A	15,067,219	9,476,108
China Yangtze Power Co. Ltd., Class A	12,573,895	47,378,637
ENN Natural Gas Co. Ltd., Class A	983,109	2,479,976
GD Power Development Co. Ltd., Class A	9,582,478	6,039,849
Huadian Power International Corp. Ltd., Class A	3,897,633	2,832,981
Huaneng Lancang River Hydropower, Inc., Class A	2,654,600	3,404,976
Huaneng Power International, Inc., Class A	4,637,243	4,457,842
SDIC Power Holdings Co. Ltd., Class A	3,567,286	7,508,004
Sichuan Chuantou Energy Co. Ltd., Class A	2,565,142	5,830,431
Zhejiang Zheneng Electric Power Co. Ltd., Class A	4,333,108	3,221,219

(Cost $104,325,241)		110,487,914

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

TOTAL COMMON STOCKS

(Cost $2,535,266,420)		2,774,251,924

Number of Shares	Value $

TOTAL INVESTMENTS — 99.8%
(Cost $2,535,266,420)	2,774,251,924
Other assets and liabilities, net — 0.2%	4,485,027

NET ASSETS — 100.0%	2,778,736,951

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$2,774,251,924	$—	$—	$2,774,251,924

TOTAL	$2,774,251,924	$—	$—	$2,774,251,924

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  | 7

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.9%

Communication Services — 3.5%
Beijing Enlight Media Co. Ltd., Class A	58,900	71,731
Bluefocus Intelligent Communications Group Co. Ltd., Class A	100,600	152,069
China Film Co. Ltd., Class A	30,300	49,814
China Science Publishing & Media Ltd., Class A	5,900	18,643
China South Publishing & Media Group Co. Ltd., Class A	28,800	50,406
Chinese Universe Publishing and Media Group Co. Ltd., Class A	27,489	47,771
G-bits Network Technology Xiamen Co. Ltd., Class A	1,273	36,384
Giant Network Group Co. Ltd., Class A	56,400	103,613
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	116,000	57,276
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	31,700	45,776
Kingnet Network Co. Ltd., Class A	87,400	164,180
Oriental Pearl Group Co. Ltd., Class A	80,700	92,381
People.cn Co. Ltd., Class A	22,700	78,553
Perfect World Co. Ltd., Class A	55,000	98,007
Shandong Publishing & Media Co. Ltd., Class A	24,400	35,840
Talkweb Information System Co. Ltd., Class A *	34,800	97,337
Wanda Film Holding Co. Ltd., Class A *	61,100	103,400
Wasu Media Holding Co. Ltd., Class A	36,300	38,050

(Cost $1,246,634)		1,341,231

Consumer Discretionary — 8.7%
AIMA Technology Group Co. Ltd., Class A	10,008	51,196
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	66,400	321,537
Anhui Zhongding Sealing Parts Co. Ltd., Class A	33,300	58,007
Beijing Roborock Technology Co. Ltd., Class A	5,081	150,317
Beiqi Foton Motor Co. Ltd., Class A *	199,300	70,644
Bethel Automotive Safety Systems Co. Ltd., Class A	15,980	95,675
BTG Hotels Group Co. Ltd., Class A	26,945	53,514
China Automotive Engineering Research Institute Co. Ltd., Class A	16,200	39,749

	Number of Shares	Value $

Chow Tai Seng Jewellery Co. Ltd., Class A	18,500	33,298
Easyhome New Retail Group Co. Ltd., Class A	87,300	36,482
Ecovacs Robotics Co. Ltd., Class A	9,600	67,924
Hangzhou GreatStar Industrial Co. Ltd.	28,853	111,026
Hangzhou Robam Appliances Co. Ltd., Class A	19,100	59,694
Hisense Home Appliances Group Co. Ltd., Class A	18,200	67,875
Hisense Visual Technology Co. Ltd., Class A	30,000	79,691
HLA Group Corp. Ltd., Class A	96,400	81,635
Jason Furniture Hangzhou Co. Ltd., Class A	20,300	78,787
Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	13,400	85,662
Keboda Technology Co. Ltd., Class A	3,200	25,012
Lao Feng Xiang Co. Ltd., Class A	5,100	36,359
Ninebot Ltd.	20,008	122,799
Ningbo Joyson Electronic Corp., Class A	40,920	88,889
Ningbo Xusheng Group Co. Ltd., Class A	15,600	31,262
Offcn Education Technology Co. Ltd., Class A *	174,300	76,206
Qingdao Sentury Tire Co. Ltd., Class A	25,300	89,643
Sailun Group Co. Ltd., Class A	103,600	210,901
Shandong Linglong Tyre Co. Ltd., Class A	30,391	80,059
Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,100	64,706
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,200	52,308
Shenzhen Kedali Industry Co. Ltd., Class A	7,600	111,969
Shenzhen MTC Co. Ltd., Class A	92,600	65,391
Sichuan Changhong Electric Co. Ltd., Class A	139,700	208,283
Songcheng Performance Development Co. Ltd., Class A	63,200	82,285
Suofeiya Home Collection Co. Ltd., Class A	23,418	58,557
Tianneng Battery Group Co. Ltd., Class A	6,055	24,135
Wangfujing Group Co. Ltd., Class A	32,230	66,545
Wanxiang Qianchao Co. Ltd., Class A	57,700	51,568
Wuchan Zhongda Group Co. Ltd., Class A	105,700	78,868
Zhejiang Semir Garment Co. Ltd., Class A	35,300	32,620

See Notes to Financial Statements.

8   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Zhejiang Shuanghuan Driveline Co. Ltd., Class A	27,900	106,897

(Cost $3,224,842)		3,307,975

Consumer Staples — 4.2%
Angel Yeast Co. Ltd., Class A	24,800	117,972
Anhui Kouzi Distillery Co. Ltd., Class A	12,300	68,808
Anjoy Foods Group Co. Ltd., Class A	7,600	92,011
Beijing Dabeinong Technology Group Co. Ltd., Class A *	137,462	86,832
Beijing Yanjing Brewery Co. Ltd., Class A	56,200	80,458
By-health Co. Ltd., Class A	41,300	71,316
Chacha Food Co. Ltd., Class A	12,600	53,230
Chongqing Fuling Zhacai Group Co. Ltd., Class A	33,369	67,562
COFCO Sugar Holding Co. Ltd., Class A	44,000	59,715
DaShenLin Pharmaceutical Group Co. Ltd., Class A	18,312	39,349
Fujian Sunner Development Co. Ltd., Class A	30,600	59,085
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	20,700	61,211
Heilongjiang Agriculture Co. Ltd., Class A	28,900	58,753
Innovation New Material Technology Co. Ltd., Class A	50,600	27,776
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	25,400	82,430
Juewei Food Co. Ltd., Class A	15,700	43,134
Laobaixing Pharmacy Chain JSC, Class A	18,126	46,800
Shanghai Bailian Group Co. Ltd., Class A	32,300	47,711
Shanghai Bairun Investment Holding Group Co. Ltd., Class A *	20,800	73,268
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,200	12,895
Shanghai Jahwa United Co. Ltd., Class A	13,364	32,219
Sichuan Teway Food Group Co. Ltd., Class A	13,759	26,225
Yifeng Pharmacy Chain Co. Ltd., Class A	24,676	79,706
Yonghui Superstores Co. Ltd., Class A *	175,100	121,716
Yuan Longping High-tech Agriculture Co. Ltd., Class A	43,154	66,006

(Cost $1,825,462)		1,576,188

Energy — 2.1%
China Petroleum Engineering Corp., Class A	70,700	35,884

	Number of Shares	Value $

China Suntien Green Energy Corp. Ltd., Class A	12,100	12,950
CNOOC Energy Technology & Services Ltd., Class A	84,200	47,265
COFCO Capital Holdings Co. Ltd., Class A	34,400	73,587
Guangzhou Development Group, Inc., Class A	41,700	38,304
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	44,800	124,381
Jiangsu Xukuang Energy Co. Ltd., Class A	53,200	39,769
Jizhong Energy Resources Co. Ltd., Class A	44,300	38,065
Offshore Oil Engineering Co. Ltd., Class A	90,400	66,455
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	57,900	82,811
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	72,405	74,397
Sinopec Oilfield Service Corp., Class A *	169,900	48,506
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	25,529	124,010

(Cost $716,220)		806,384

Financials — 10.1%
Bank of Changsha Co. Ltd., Class A	91,900	108,372
Bank of Guiyang Co. Ltd., Class A	118,500	98,716
Bank of Lanzhou Co. Ltd., Class A	117,400	40,804
Bank of Suzhou Co. Ltd., Class A	117,010	127,814
Bank of Xi’an Co. Ltd., Class A	57,300	29,083
Bank of Zhengzhou Co. Ltd., Class A *	185,596	54,267
Beijing Compass Technology Development Co. Ltd., Class A *	9,800	134,758
BOC International China Co. Ltd., Class A	65,500	104,612
Caida Securities Co. Ltd., Class A	53,800	56,097
Caitong Securities Co. Ltd., Class A	131,425	152,443
Changjiang Securities Co. Ltd., Class A	130,598	125,726
China Great Wall Securities Co. Ltd., Class A	64,700	77,902
Chinalin Securities Co. Ltd., Class A	11,200	23,032
Chongqing Rural Commercial Bank Co. Ltd., Class A	247,700	191,997
Dongxing Securities Co. Ltd., Class A	79,600	124,936
First Capital Securities Co. Ltd., Class A	138,200	170,022

See Notes to Financial Statements.

DBX ETF Trust  | 9

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	59,555	62,261
Guolian Securities Co. Ltd., Class A	49,400	83,395
Guosheng Financial Holding, Inc., Class A *	31,587	55,764
Guoyuan Securities Co. Ltd., Class A	105,300	123,156
Huaan Securities Co. Ltd., Class A	114,315	98,540
Huaxi Securities Co. Ltd., Class A	63,500	77,421
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	123,000	129,098
Jiangsu Financial Leasing Co. Ltd., Class A	69,020	48,644
J-Yuan Trust Co. Ltd., Class A *	157,700	78,736
Minmetals Capital Co. Ltd., Class A	67,800	67,234
Nanjing Securities Co. Ltd., Class A	89,700	111,839
Polaris Bay Group Co. Ltd., Class A *	91,900	98,611
Qilu Bank Co. Ltd., Class A	91,600	64,937
Qingdao Rural Commercial Bank Corp., Class A	178,400	76,522
Sealand Securities Co. Ltd., Class A	128,170	81,846
Shaanxi International Trust Co. Ltd., Class A	125,290	67,220
Shanxi Securities Co. Ltd., Class A	87,840	79,595
Sinolink Securities Co. Ltd., Class A	105,900	133,060
SooChow Securities Co. Ltd., Class A	148,965	168,884
Southwest Securities Co. Ltd., Class A	166,100	110,649
SPIC Industry-Finance Holdings Co. Ltd., Class A	36,300	35,046
Tianfeng Securities Co. Ltd., Class A *	254,400	168,770
Western Securities Co. Ltd., Class A	109,100	135,877
Yongan Futures Co. Ltd., Class A	12,500	24,722

(Cost $3,859,477)		3,802,408

Health Care — 9.6%
Andon Health Co. Ltd., Class A	15,500	92,480
Anhui Anke Biotechnology Group Co. Ltd., Class A	48,208	59,508
Apeloa Pharmaceutical Co. Ltd., Class A	22,900	52,493
APT Medical, Inc., Class A	2,554	127,733
Autobio Diagnostics Co. Ltd., Class A	9,800	62,810

	Number of Shares	Value $

Betta Pharmaceuticals Co. Ltd., Class A	10,300	78,629
BGI Genomics Co. Ltd., Class A	10,100	63,549
Changchun BCHT Biotechnology Co. Ltd., Class A	5,007	18,210
China Meheco Co. Ltd., Class A	30,421	49,467
China National Medicines Corp. Ltd., Class A	15,433	72,817
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,549	48,662
Chongqing Taiji Industry Group Co. Ltd., Class A	15,700	55,477
CSPC Innovation Pharmaceutical Co. Ltd., Class A	17,300	68,026
Dong-E-E-Jiao Co. Ltd., Class A	18,200	145,415
Gan & Lee Pharmaceuticals Co. Ltd., Class A	12,400	79,679
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	11,000	48,913
Haisco Pharmaceutical Group Co. Ltd., Class A	13,500	73,286
Huaxia Eye Hospital Group Co. Ltd., Class A	10,100	29,880
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,300	62,968
Humanwell Healthcare Group Co. Ltd., Class A	42,700	130,859
Intco Medical Technology Co. Ltd., Class A	17,820	64,590
iRay Technology Co. Ltd., Class A	2,834	45,384
Jafron Biomedical Co. Ltd., Class A	19,600	82,396
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	24,900	92,828
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	23,885	113,652
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	37,300	94,606
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	44,556	70,855
Joinn Laboratories China Co. Ltd., Class A	15,676	38,808
Jointown Pharmaceutical Group Co. Ltd., Class A	102,148	75,655
Lepu Medical Technology Beijing Co. Ltd., Class A	53,000	87,937
Livzon Pharmaceutical Group, Inc., Class A	15,062	79,335
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	126,500	85,840
MGI Tech Co. Ltd., Class A *	8,416	55,600
Micro-Tech Nanjing Co. Ltd., Class A	3,751	37,125

See Notes to Financial Statements.

10   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	20,312	40,957
Ovctek China, Inc., Class A	20,637	53,710
Remegen Co. Ltd., Class A *	7,200	35,630
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	22,700	52,755
Shandong Pharmaceutical Glass Co. Ltd., Class A	26,538	89,747
Shanghai Junshi Biosciences Co. Ltd., Class A *	21,557	92,703
Shenzhen Kangtai Biological Products Co. Ltd., Class A	27,260	69,706
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	22,900	109,913
Sinocelltech Group Ltd., Class A *	5,566	29,939
Tasly Pharmaceutical Group Co. Ltd., Class A	36,600	73,952
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	11,162	49,664
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	57,600	67,050
Topchoice Medical Corp., Class A	12,703	87,110
Winner Medical Co. Ltd., Class A	9,740	46,977
Winning Health Technology Group Co. Ltd., Class A	69,500	76,301
Yifan Pharmaceutical Co. Ltd., Class A	30,200	49,358
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	35,820	89,915
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	19,517	39,704
Zhejiang Wolwo Bio- Pharmaceutical Co. Ltd., Class A	12,900	40,601

(Cost $4,163,207)		3,641,164

Industrials — 18.6%
AECC Aero-Engine Control Co. Ltd., Class A	38,900	118,624
AVIC Chengdu UAS Co. Ltd., Class A	9,997	60,846
AVICOPTER PLC, Class A	16,100	91,219
Beijing Easpring Material Technology Co. Ltd., Class A	16,300	103,121
Beijing Originwater Technology Co. Ltd., Class A	89,200	72,094
Centre Testing International Group Co. Ltd., Class A	59,300	110,495
China Baoan Group Co. Ltd., Class A	86,780	118,013
China First Heavy Industries Co. Ltd., Class A *	108,800	46,819

	Number of Shares	Value $

China International Marine Containers Group Co. Ltd., Class A	76,080	85,308
China Merchants Port Group Co. Ltd., Class A	10,300	28,639
China Railway Construction Heavy Industry Corp. Ltd., Class A	69,163	45,406
China Railway Hi-tech Industry Co. Ltd., Class A	47,500	54,507
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	47,200	29,685
China Southern Power Grid Technology Co. Ltd., Class A	7,012	32,098
China XD Electric Co. Ltd., Class A	82,900	86,438
CITIC Heavy Industries Co. Ltd., Class A	81,800	49,076
COSCO SHIPPING Development Co. Ltd., Class A	155,300	55,904
Dajin Heavy Industry Co. Ltd., Class A	14,500	46,917
Deppon Logistics Co. Ltd., Class A	13,000	26,500
Dongguan Yiheda Automation Co. Ltd., Class A	8,020	27,543
Eastern Air Logistics Co. Ltd., Class A	25,400	54,230
Fangda Carbon New Material Co. Ltd., Class A	117,300	83,642
Farasis Energy Gan Zhou Co. Ltd., Class A *	30,251	49,191
GEM Co. Ltd., Class A	197,900	189,425
Ginlong Technologies Co. Ltd., Class A	9,900	92,658
Goldwind Science & Technology Co. Ltd., Class A	112,500	173,160
GoodWe Technologies Co. Ltd., Class A	6,850	45,311
Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,200	19,679
Guangzhou Baiyun International Airport Co. Ltd., Class A	48,600	65,153
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	14,100	63,552
Guangzhou Port Co. Ltd., Class A	64,300	30,773
Hangcha Group Co. Ltd., Class A	21,300	50,940
Han’s Laser Technology Industry Group Co. Ltd., Class A	35,100	127,513
Hefei Meiya Optoelectronic Technology, Inc., Class A	15,600	31,736
Hongfa Technology Co. Ltd., Class A	33,812	153,706
Hoymiles Power Electronics, Inc., Class A	1,534	26,400

See Notes to Financial Statements.

DBX ETF Trust  | 11

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	18,100	129,962
Infore Environment Technology Group Co. Ltd., Class A	60,400	41,903
Jiangsu Expressway Co. Ltd., Class A	19,401	37,943
JL Mag Rare-Earth Co. Ltd., Class A	28,740	78,722
Juneyao Airlines Co. Ltd., Class A	36,240	72,325
Keda Industrial Group Co. Ltd., Class A	52,900	62,454
Kuang-Chi Technologies Co. Ltd., Class A	59,100	327,106
Leader Harmonious Drive Systems Co. Ltd., Class A	4,036	69,192
Liaoning Cheng Da Co. Ltd., Class A	35,758	56,864
Liaoning Port Co. Ltd., Class A	310,620	67,689
Ming Yang Smart Energy Group Ltd., Class A	73,100	143,165
Minmetals New Energy Materials(Hunan) Co. Ltd., Class A *	40,124	33,480
Ningbo Orient Wires & Cables Co. Ltd., Class A	16,400	130,354
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	12,657	63,979
Ningbo Sanxing Medical Electric Co. Ltd., Class A	28,200	120,377
North Industries Group Red Arrow Co. Ltd., Class A	32,547	67,828
Pylon Technologies Co. Ltd., Class A	6,432	41,756
Qingdao Port International Co. Ltd., Class A	30,600	36,042
Qingdao TGOOD Electric Co. Ltd., Class A	30,881	96,044
Riyue Heavy Industry Co. Ltd., Class A	22,300	40,568
Sany Renewable Energy Co. Ltd., Class A	10,078	46,578
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	16,400	99,976
Shandong Hi-speed Co. Ltd., Class A	26,400	33,535
Shanghai Construction Group Co. Ltd., Class A	219,700	79,087
Shanghai Moons’ Electric Co. Ltd., Class A	7,200	53,366
Shanghai Tunnel Engineering Co. Ltd., Class A	91,900	86,570
Shanxi Coal International Energy Group Co. Ltd., Class A	40,400	68,647
Shenzhen Kstar Science And Technology Co. Ltd., Class A	10,200	27,109

	Number of Shares	Value $

Shenzhen SED Industry Co. Ltd., Class A	18,500	47,612
Shuangliang Eco-Energy Systems Co. Ltd., Class A	46,100	44,507
Siasun Robot & Automation Co. Ltd., Class A *	52,900	145,629
Sieyuan Electric Co. Ltd., Class A	24,956	268,095
Sinochem International Corp., Class A *	73,000	43,092
Sinoma International Engineering Co., Class A	43,950	63,223
Sinomach Heavy Equipment Group Co. Ltd., Class A *	129,300	57,958
Sinotrans Ltd., Class A	64,100	46,414
State Grid Yingda Co. Ltd., Class A	73,400	56,894
Sunwoda Electronic Co. Ltd., Class A	60,400	190,435
TangShan Port Group Co. Ltd., Class A	124,974	73,601
Tian Di Science & Technology Co. Ltd., Class A	73,800	60,868
Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	45,707
Wolong Electric Group Co. Ltd., Class A	34,939	70,163
Xiamen C & D, Inc., Class A	60,600	81,909
Xiamen ITG Group Corp. Ltd., Class A	53,648	49,500
Xiangtan Electric Manufacturing Co. Ltd., Class A *	38,164	62,321
XTC New Energy Materials
Xiamen Co. Ltd., Class A	7,072	48,262
Xuji Electric Co. Ltd., Class A	28,800	102,481
YUNDA Holding Group Co. Ltd., Class A	58,400	63,792
Yuneng Technology Co. Ltd., Class A	2,488	19,546
Yutong Bus Co. Ltd., Class A	53,900	162,804
Zhefu Holding Group Co. Ltd., Class A	107,700	49,761
Zhejiang Dingli Machinery Co. Ltd., Class A	10,500	88,107
Zhejiang HangKe Technology, Inc. Co., Class A	10,248	29,554
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,388	54,925
Zhejiang Weixing New Building Materials Co. Ltd., Class A	25,780	46,223
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	44,600	76,891
Zhuhai CosMX Battery Co. Ltd., Class A	27,537	62,514
Zhuzhou Kibing Group Co. Ltd., Class A	63,500	53,074

(Cost $6,851,147)		7,024,804

See Notes to Financial Statements.

12   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Information Technology — 20.5%
3peak, Inc., Class A *	2,928	43,178
Accelink Technologies Co. Ltd., Class A	19,622	114,070
Aisino Corp., Class A	46,200	63,529
Amlogic Shanghai Co. Ltd., Class A *	13,508	128,159
Anker Innovations Technology Co. Ltd., Class A	8,260	93,428
ASR Microelectronics Co. Ltd., Class A *	8,641	46,575
Beijing E-Hualu Information Technology Co. Ltd., Class A *	17,240	64,105
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,209	51,172
Beijing Shiji Information Technology Co. Ltd., Class A	34,209	36,235
Beijing Sinnet Technology Co. Ltd., Class A	58,000	91,354
Beijing Ultrapower Software Co. Ltd., Class A	78,700	131,230
Beijing Yandong Microelectronic Co. Ltd., Class A	10,173	34,235
Biwin Storage Technology Co. Ltd., Class A *	10,456	86,195
CETC Cyberspace Security Technology Co. Ltd., Class A	23,604	58,502
China Greatwall Technology Group Co. Ltd., Class A *	79,400	184,196
China National Software & Service Co. Ltd., Class A *	23,138	176,986
China TransInfo Technology Co. Ltd., Class A	39,100	54,413
CICT Mobile Communication Technology Co. Ltd., Class A *	29,290	25,329
DHC Software Co. Ltd., Class A	93,000	99,022
Eoptolink Technology, Inc. Ltd., Class A	27,300	432,816
Everdisplay Optronics Shanghai Co. Ltd., Class A *	180,056	60,594
Fiberhome Telecommunication Technologies Co. Ltd., Class A	29,600	74,424
GCL System Integration Technology Co. Ltd., Class A *	187,300	71,557
GRG Banking Equipment Co. Ltd., Class A	53,400	96,187
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	40,000	84,684
Guangzhou Haige Communications Group, Inc. Co., Class A	72,200	127,461
Guobo Electronics Co. Ltd., Class A	2,656	19,268
Hainan Drinda New Energy Technology Co. Ltd., Class A	6,100	58,236
Hangzhou Chang Chuan Technology Co. Ltd., Class A	15,400	97,067

	Number of Shares	Value $

Hangzhou EZVIZ Network Co. Ltd., Class A	6,478	28,528
Hangzhou Lion Microelectronics Co. Ltd., Class A	22,100	81,079
Hebei Sinopack Electronic Technology Co. Ltd., Class A	5,480	42,620
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	32,900	61,076
Hoyuan Green Energy Co. Ltd., Class A	11,400	33,380
Huagong Tech Co. Ltd., Class A	41,159	202,716
Hwatsing Technology Co. Ltd., Class A	5,810	151,819
IRICO Display Devices Co. Ltd., Class A *	59,700	57,391
Isoftstone Information Technology Group Co. Ltd., Class A	21,800	192,127
Jiangsu Pacific Quartz Co. Ltd., Class A	10,900	44,213
Leyard Optoelectronic Co. Ltd., Class A	88,600	65,865
Longshine Technology Group Co. Ltd., Class A	25,900	47,545
Newland Digital Technology Co. Ltd., Class A	34,140	100,623
Qi An Xin Technology Group, Inc., Class A *	11,204	47,254
Raytron Technology Co. Ltd., Class A	14,735	97,549
Risen Energy Co. Ltd., Class A	36,900	74,152
Rockchip Electronics Co. Ltd., Class A	6,000	69,752
Ruijie Networks Co. Ltd., Class A	3,000	20,287
Shanghai Anlogic Infotech Co. Ltd., Class A *	4,923	19,806
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	3,206	79,640
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	13,197	75,682
Shanghai Stonehill Technology Co. Ltd., Class A	232,448	117,980
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	69,400	113,521
Shenzhen Goodix Technology Co. Ltd., Class A (a)	9,900	111,692
Shenzhen Kaifa Technology Co. Ltd., Class A	38,900	108,161
Shenzhen Kinwong Electronic Co. Ltd., Class A	15,420	53,275
Shenzhen SC New Energy Technology Corp., Class A	11,000	107,216
Shenzhen Sunlord Electronics Co. Ltd., Class A	33,900	145,222
Shenzhen Sunway Communication Co. Ltd., Class A	39,500	137,941
SICC Co. Ltd., Class A *	7,100	58,803

See Notes to Financial Statements.

DBX ETF Trust  | 13

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Sinosoft Co. Ltd., Class A	24,088	78,737
Smartsens Technology Shanghai Co. Ltd., Class A	8,384	82,354
StarPower Semiconductor Ltd., Class A	4,200	58,112
State Grid Information & Communication Co. Ltd., Class A	23,900	73,244
SUPCON Technology Co. Ltd., Class A	25,435	169,999
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	52,600	186,010
Suzhou Novosense Microelectronics Co. Ltd., Class A *	3,948	64,694
Suzhou TFC Optical Communication Co. Ltd., Class A	13,060	186,034
Taiji Computer Corp. Ltd., Class A	17,619	65,465
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	18,800	48,539
Tianma Microelectronics Co. Ltd., Class A *	52,300	63,549
Tianshui Huatian Technology Co. Ltd., Class A	105,500	172,281
TongFu Microelectronics Co. Ltd., Class A	43,300	179,100
Universal Scientific Industrial Shanghai Co. Ltd., Class A	27,600	53,978
Vanchip Tianjin Technology Co. Ltd., Class A	2,900	15,987
Venustech Group, Inc., Class A	29,100	68,952
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	14,198	101,690
Wangsu Science & Technology Co. Ltd., Class A	100,500	132,374
Wuhan DR Laser Technology Corp. Ltd., Class A	5,640	58,986
Wuhan Guide Infrared Co. Ltd., Class A	68,300	74,795
Wuhan Jingce Electronic Group Co. Ltd., Class A	7,800	76,349
Wuhu Token Science Co. Ltd., Class A	103,000	97,310
Wuxi Autowell Technology Co. Ltd., Class A	6,596	43,312
Xiamen Faratronic Co. Ltd., Class A	5,400	96,605
Yangling Metron New Material, Inc., Class A	8,200	29,043
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	13,300	83,060
Zhejiang Crystal-Optech Co. Ltd., Class A	56,862	160,771

(Cost $7,445,822)		7,772,452

Materials — 17.5%

	Number of Shares	Value $

Angang Steel Co. Ltd., Class A *	100,800	33,644
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	24,500	70,487
Baiyin Nonferrous Group Co. Ltd., Class A	122,300	51,616
BBMG Corp., Class A	170,500	44,209
Beijing Shougang Co. Ltd., Class A	62,300	27,324
Bluestar Adisseo Co., Class A	17,000	25,323
Canmax Technologies Co. Ltd., Class A	23,540	91,069
Cathay Biotech, Inc., Class A	11,685	71,991
Chengxin Lithium Group Co. Ltd., Class A	26,300	57,312
Chifeng Jilong Gold Mining Co. Ltd., Class A	67,600	158,127
China Hainan Rubber Industry Group Co. Ltd., Class A	72,800	57,533
China Rare Earth Resources And Technology Co. Ltd., Class A	25,500	108,675
Dazhong Mining Co. Ltd., Class A	18,900	25,129
Do-Fluoride New Materials Co. Ltd., Class A	48,740	89,070
Fujian Kuncai Material Technology Co. Ltd., Class A	8,040	25,127
Fushun Special Steel Co. Ltd., Class A	64,200	57,732
Guangdong HEC Technology Holding Co. Ltd., Class A	57,605	65,943
Guangdong Hongda Holdings Group Co. Ltd., Class A	18,400	70,499
Hangjin Technology Co. Ltd., Class A	22,200	59,614
Hangzhou Iron & Steel Co., Class A	55,110	31,164
Hangzhou Oxygen Plant Group Co. Ltd., Class A	20,300	66,775
Haohua Chemical Science & Technology Co. Ltd., Class A	12,000	50,198
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	61,800	137,655
Hengyi Petrochemical Co. Ltd., Class A	89,400	76,694
Hesteel Co. Ltd., Class A	165,400	50,644
Huafon Chemical Co. Ltd., Class A	81,100	92,839
Huaibei Mining Holdings Co. Ltd., Class A	43,061	86,235
Huaxin Cement Co. Ltd., Class A	27,872	49,897
Hubei Dinglong Co. Ltd., Class A *	30,500	117,364
Hubei Feilihua Quartz Glass Co. Ltd., Class A	21,100	122,459
Hubei Xingfa Chemicals Group Co. Ltd., Class A	31,320	99,958

See Notes to Financial Statements.

14   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Hunan Gold Corp. Ltd., Class A	33,800	82,513
Hunan Valin Steel Co. Ltd., Class A	167,520	101,892
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	136,200	89,228
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	106,100	84,874
JCHX Mining Management Co. Ltd., Class A	15,100	81,389
Jiangsu Yangnong Chemical Co. Ltd., Class A	10,190	76,666
Jiangsu Yoke Technology Co. Ltd., Class A	11,196	99,136
Jinduicheng Molybdenum Co. Ltd., Class A	39,400	57,112
Kingfa Sci & Tech Co. Ltd., Class A	75,200	90,026
Levima Advanced Materials Corp., Class A	16,100	34,885
Luxi Chemical Group Co. Ltd., Class A	47,100	74,900
Maanshan Iron & Steel Co. Ltd., Class A *	102,800	33,319
MeiHua Holdings Group Co. Ltd., Class A	77,500	114,158
Nanjing Iron & Steel Co. Ltd., Class A	98,700	56,630
Ningbo Shanshan Co. Ltd., Class A	46,400	55,805
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	183,400	72,849
Red Avenue New Materials Group Co. Ltd., Class A	10,100	49,229
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	64,390	39,165
Shaanxi Huaqin Technology Industry Co. Ltd., Class A	1,991	27,059
Shandong Iron and Steel Co. Ltd., Class A *	218,530	44,607
Shandong Sinocera Functional Material Co. Ltd., Class A	32,800	83,691
Shandong Sun Paper Industry JSC Ltd., Class A	65,000	131,605
Shanxi Meijin Energy Co. Ltd., Class A *	104,200	70,132
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	88,300	44,086
Shenghe Resources Holding Co. Ltd., Class A	57,590	91,264
Shenzhen Capchem Technology Co. Ltd., Class A	21,080	119,174
Shenzhen Senior Technology Material Co. Ltd., Class A	53,000	85,013
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	15,740	53,100

	Number of Shares	Value $

Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	107,800	72,109
Sichuan Hebang Biotechnology Co. Ltd., Class A	246,580	69,378
Sichuan Yahua Industrial Group Co. Ltd., Class A	46,700	76,582
Sinoma Science & Technology Co. Ltd., Class A	26,500	47,624
Sinomine Resource Group Co. Ltd., Class A	29,420	153,744
Skshu Paint Co. Ltd., Class A	7,980	54,062
Sunresin New Materials Co. Ltd., Class A	10,350	78,897
Tangshan Jidong Cement Co. Ltd., Class A *	44,381	35,012
Tianshan Aluminum Group Co. Ltd., Class A	111,900	124,548
Tongkun Group Co. Ltd., Class A	68,600	109,279
Tongling Nonferrous Metals Group Co. Ltd., Class A	305,500	139,045
Weihai Guangwei Composites Co. Ltd., Class A	23,700	113,164
Western Mining Co. Ltd., Class A	66,700	154,917
Western Superconducting Technologies Co. Ltd., Class A	18,521	113,443
Xiamen Tungsten Co. Ltd., Class A	34,320	98,220
Xinfengming Group Co. Ltd., Class A	24,616	37,549
Xinxing Ductile Iron Pipes Co. Ltd., Class A	98,050	52,605
YongXing Special Materials Technology Co. Ltd., Class A	15,300	92,637
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	145,200	116,552
Yunnan Copper Co. Ltd., Class A	57,500	100,480
Yunnan Tin Co. Ltd., Class A	40,330	81,544
Yunnan Yuntianhua Co. Ltd., Class A	51,800	156,890
Zhejiang Hailiang Co. Ltd., Class A	49,000	65,825
Zhejiang Longsheng Group Co. Ltd., Class A	105,000	146,845
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	9,860	45,298
Zhongfu Shenying Carbon Fiber Co. Ltd., Class A	3,639	10,570
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	58,221	42,478

(Cost $7,194,994)		6,605,110

Real Estate — 1.9%
China Green Electricity Investment of Tianjin Co. Ltd., Class A	22,300	28,696
Grandjoy Holdings Group Co. Ltd., Class A *	55,200	25,048
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	48,500	63,347

See Notes to Financial Statements.

DBX ETF Trust  | 15

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Quzhou Xin’an Development Co. Ltd., Class A *	160,500	65,745
Red Star Macalline Group Corp. Ltd., Class A *	42,100	21,716
Seazen Holdings Co. Ltd., Class A *	34,600	65,234
Shanghai Lingang Holdings Corp. Ltd., Class A	38,000	54,821
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	30,100	43,424
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	31,300	122,904
Xiangcai Co. Ltd., Class A	35,900	37,581
Youngor Fashion Co. Ltd., Class A	110,900	123,740
Zhongtian Financial Group Co. Ltd., Class A * (a)	139,200	0
Zhuhai Huafa Properties Co. Ltd., Class A	66,740	61,857

(Cost $768,844)		714,113

Utilities — 3.2%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	177,590	80,339
Beijing Jingneng Power Co. Ltd., Class A	80,700	40,292
CECEP Solar Energy Co. Ltd., Class A	109,700	75,347
CECEP Wind-Power Corp., Class A	156,450	68,833
Chengdu Xingrong Environment Co. Ltd., Class A	60,400	58,730
China Southern Power Grid Energy Storage Co. Ltd., Class A	39,000	55,672
Chongqing Water Group Co. Ltd., Class A	25,700	17,581

	Number of Shares	Value $

Datang International Power Generation Co. Ltd., Class A	152,700	59,391
Fujian Funeng Co. Ltd., Class A	30,700	40,055
Guangdong Electric Power Development Co. Ltd., Class A	36,800	23,601
Hubei Energy Group Co. Ltd., Class A	80,000	54,065
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	134,000	78,362
Jiangsu Guoxin Corp. Ltd., Class A	32,200	34,241
Shaanxi Energy Investment Co. Ltd., Class A	30,700	40,648
Shanghai Electric Power Co. Ltd., Class A	57,100	74,580
Shenergy Co. Ltd., Class A	77,949	88,156
Shenzhen Energy Group Co. Ltd., Class A	57,460	52,463
Shenzhen Gas Corp. Ltd., Class A	25,000	24,930
Sichuan New Energy Power Co. Ltd., Class A	30,700	46,110
Wintime Energy Group Co. Ltd., Class A	834,400	181,829
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	28,800	31,062

(Cost $1,274,071)		1,226,287

TOTAL COMMON STOCKS

(Cost $38,570,720)		37,818,116

TOTAL INVESTMENTS — 99.9%
(Cost $38,570,720)		37,818,116
Other assets and liabilities, net — 0.1%		33,694

NET ASSETS — 100.0%		37,851,810

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$37,706,424	$—	$111,692	$37,818,116

TOTAL	$37,706,424	$—	$111,692	$37,818,116

(a)	See Schedule of Investments for additional detailed categorizations.

During the period ended November 30, 2024, the amount of transfers from Level 1 to Level 3 was $59,537. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  | 17

Statements of Assets and Liabilities

November 30, 2024 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Assets

Investment in non-affiliated securities at value	$2,774,251,924	$37,818,116

Cash	151,941	8,143
Foreign currency at value†	113,676,009	47,458
Receivables:
Capital shares	772,056	—
Total assets	$2,888,851,930	$37,873,717

Liabilities

Payables:
Capital shares	$108,335,367	$—
Investment advisory fees	1,779,612	21,907
Total liabilities	110,114,979	21,907
Net Assets, at value	$2,778,736,951	$37,851,810

Net Assets Consist of
Paid-in capital	$3,480,217,667	$57,526,840
Distributable earnings (loss)	(701,480,716)	(19,675,030)
Net Assets, at value	$2,778,736,951	$37,851,810
Number of Common Shares outstanding	102,550,001	1,300,001
Net Asset Value	$27.10	$29.12

Investment in non-affiliated securities at cost	$2,535,266,420	$38,570,720
Foreign currency at cost	$113,554,577	$48,322

†

Included in foreign currency at value is $111,947 and $11,159 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.

18  |  DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2024 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Investment Income
Unaffiliated interest income	$960	$58
Unaffiliated dividend income*	41,664,997	280,339
Total investment income	41,665,957	280,397

Expenses
Investment advisory fees	6,588,194	83,559
Other expenses	58	58
Total expenses	6,588,252	83,617
Net investment income (loss)	35,077,705	196,780

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(131,699,784)	(1,555,954)
Foreign currency transactions	(6,621,589)	(86,178)
Net realized gain (loss)	(138,321,373)	(1,642,132)
Net change in unrealized appreciation (depreciation) on:
Investments	105,077,902	2,908,986
Foreign currency translations	135,144	309
Net change in unrealized appreciation (depreciation)	105,213,046	2,909,295
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(33,108,327)	1,267,163
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,969,378	$1,463,943

* Unaffiliated foreign tax withheld	$4,627,215	$31,199

See Notes to Financial Statements.

DBX ETF Trust  | 19

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	For the Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$35,077,705	$38,826,152	$196,780	$233,711
Net realized gain (loss)	(138,321,373)	(240,456,368)	(1,642,132)	(1,091,827)
Net change in net unrealized appreciation (depreciation)	105,213,046	39,182,518	2,909,295	(2,480,945)
Net increase (decrease) in net assets resulting from operations	1,969,378	(162,447,698)	1,463,943	(3,339,061)
Distributions to Shareholders	—	(44,647,136)	—	(141,936)

Fund Shares Transactions

Proceeds from shares sold	2,290,902,529	792,877,174	19,595,621	—
Value of shares redeemed	(1,564,194,534)	(868,790,090)	(4,255,510)	(1,350,738)
Net increase (decrease) in net assets resulting from fund share transactions	726,707,995	(75,912,916)	15,340,111	(1,350,738)
Total net increase (decrease) in Net Assets	728,677,373	(283,007,750)	16,804,054	(4,831,735)

Net Assets
Beginning of period	2,050,059,578	2,333,067,328	21,047,756	25,879,491
End of period	$2,778,736,951	$2,050,059,578	$37,851,810	$21,047,756

Changes in Shares Outstanding

Shares outstanding, beginning of period	83,800,001	87,250,001	800,001	850,001
Shares sold	80,250,000	31,950,000	650,000	—
Shares redeemed	(61,500,000)	(35,400,000)	(150,000)	(50,000)
Shares outstanding, end of period	102,550,001	83,800,001	1,300,001	800,001

See Notes to Financial Statements.

20  |  DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF

	For the Six Months Ended 11/30/2024		Years Ended May 31,

	(Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of period	$24.46		$26.74	$30.82	$41.83	$27.18	$26.27
Income (loss) from investment operations:
Net investment income (loss)(a)	0.45		0.51	0.46	0.36	0.30	0.29
Net realized and unrealized gain (loss)	2.19	(b)	(2.20)	(4.22)	(11.02)	14.67	0.91
Total from investment operations	2.64		(1.69)	(3.76)	(10.66)	14.97	1.20
Less distributions from:
Net investment income	–		(0.59)	(0.32)	(0.35)	(0.32)	(0.29)
Total from distributions	–		(0.59)	(0.32)	(0.35)	(0.32)	(0.29)
Net Asset Value, end of period	$27.10		$24.46	$26.74	$30.82	$41.83	$27.18
Total Return (%)	10.74	**	(6.18)	(12.28)	(25.67)	55.20	4.50

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	2,779		2,050	2,333	1,672	2,715	1,271
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	3.46	*	2.02	1.55	0.97	0.79	1.05
Portfolio turnover rate (%)	79	**	50	69	95	78	115

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  | 21

Financial Highlights (Continued)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

	For the Six Months Ended 11/30/2024 (Unaudited)		Years Ended May 31,
			2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of period	$26.31		$30.45	$32.55	$38.36	$27.59	$25.93
Income (loss) from investment operations:
Net investment income (loss)(a)	0.21		0.28	0.36	0.28	0.13	0.17
Net realized and unrealized gain (loss)	2.60		(4.24)	(1.88)	(5.77)	10.79	1.65
Total from investment operations	2.81		(3.96)	(1.52)	(5.49)	10.92	1.82
Less distributions from:
Net investment income	–		(0.18)	(0.58)	(0.32)	(0.15)	(0.16)
Total from distributions	–		(0.18)	(0.58)	(0.32)	(0.15)	(0.16)
Net Asset Value, end of period	$29.12		$26.31	$30.45	$32.55	$38.36	$27.59
Total Return (%)	10.67	**	(13.03)	(4.71)	(14.50)	39.64	7.02

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	38		21	26	34	40	30
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	1.53	*	1.03	1.13	0.73	0.37	0.63
Portfolio turnover rate (%)	25	**	25	41	62	34	48

(a)	Based on average shares outstanding during the period.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

22  |  DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2024, Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”). Harvest Global Investments Limited serves as investment Sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

DBX ETF Trust  |  23

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of

Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

24   |  DBX ETF Trust

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the

Statements of Operations. For the period ended November 30, 2024, the Funds did not incur any interest or penalties.

At May 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Harvest CSI 300 China A-Shares ETF	$447,397,113	$229,272,483	$676,669,596
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	14,732,964	2,277,961	17,010,925

As of May 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Harvest CSI 300 China A-Shares ETF	$2,083,834,839	$(38,203,869)	$271,700,817	$(309,904,686)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	25,107,799	(4,202,423)	2,569,666	(6,772,089)
The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank deposit interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp duty. China imposes WHT at a rate of 10% on dividends

DBX ETF Trust  |  25

on shares and interest income derived by non People’s Republic of China (“PRC”) enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

Since November 17, 2014, QFIIs and RQFIIs have been temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises). With respect to gains derived from equity investments prior to November 17, 2014, QFIIs and RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to QFIIs and RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014 as long as treaty relief is eligible. Land-rich enterprises refer to companies whose value of immovable property in the PRC is greater than 50% of the value of their total assets at any time during the three-year period before the alienation of the PRC companies’ shares. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small

Cap ETF while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of QFIIs and RQFIIs are evolving and the tax regulations to be issued by the PRC State Taxation Administration and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor, and is paid by the Advisor for its services.

26   |  DBX ETF Trust

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the payments to the subadvisor (as applicable), the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2024, the cost of investments purchased and proceeds from sale of investments

(excluding short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$2,371,718,532	$1,616,479,369
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	22,046,684	6,487,074

5. Fund Share Transactions

As of November 30, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain

DBX ETF Trust  |  27

stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2024.

28   |  DBX ETF Trust

November 30, 2024

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers California Municipal Bond ETF (CA)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

Xtrackers US 0-1 Year Treasury ETF (TRSY)

Page
Schedule of Investments

Xtrackers California Municipal Bond ETF	2

Xtrackers Municipal Infrastructure Revenue Bond ETF	8

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	16

Xtrackers US 0-1 Year Treasury ETF	20

Statements of Assets and Liabilities	22

Statements of Operations	23

Statements of Changes in Net Assets	24

Financial Highlights	26

Notes to Financial Statements	30

Board Considerations in Approval of Investment Advisory Contracts	38

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers California Municipal Bond ETF

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

MUNICIPAL BONDS — 97.6%

California — 97.6%

Allan Hancock Joint Community College District Series 2006-C, 0.00% - 5.60%, 8/1/47 (a)	160,000	120,248

Anaheim Public Financing Authority Series C, Zero Coupon, 9/1/30	50,000	41,776

Series C, Zero Coupon, 9/1/32	150,000	116,469

Series C, Zero Coupon, 9/1/33	160,000	119,588

Bay Area Toll Authority Series S-7, 4.00%, 4/1/34	100,000	101,789

Series F-2, 5.00%, 4/1/42	100,000	111,962

Series F-2, 5.00%, 4/1/43	100,000	111,457

Bay Area Toll Authority, Highway Revenue Tolls, Series S-7, 3.25%, 4/1/36	25,000	24,340

Series F-1, 5.00%, 4/1/56	70,000	74,171

California Community Choice Financing Authority Series B-1, 4.00%, 2/1/52	250,000	254,358

Series A, 5.00%, 7/1/53	300,000	318,018

Series E-1, 5.00%, 2/1/54	100,000	107,609

Series D, 5.50%, 5/1/54	250,000	267,377

Series G-1, 5.25%, 11/1/54	100,000	107,840

Series F, 5.00%, 2/1/55	300,000	327,393

California Educational Facilities Authority Series V-3, 5.00%, 6/1/33	25,000	29,812

Series U-1, 5.25%, 4/1/40	235,000	297,732

Series U-7, 5.00%, 6/1/46	120,000	149,189

Series 2016, 5.00%, 10/1/49	75,000	77,440

California Enterprise Development Authority Series A, 5.50%, 11/1/59	50,000	57,184

California Health Facilities Financing Authority Series A, 5.00%, 11/15/30	50,000	50,845

Series A, 5.00%, 11/15/32	75,000	79,518

Series A, 5.00%, 11/15/33	55,000	58,452

Series A, 4.00%, 4/1/38	100,000	101,618

Series B, 3.25%, 8/15/39	145,000	141,100

Series B, 4.00%, 8/15/39	100,000	100,664

Series A, 5.00%, 10/1/39	25,000	26,047

Series C, 5.00%, 6/1/41	75,000	82,901

Series A, 5.00%, 11/15/41	75,000	76,590

Series A-2, 4.00%, 11/1/44	25,000	25,033

Series A, 5.00%, 11/15/46	100,000	102,120

Series A-2, 5.00%, 11/1/47	100,000	120,400

Series A, 4.00%, 8/15/48	100,000	101,991

Series A, 4.00%, 11/15/48	70,000	69,809

Series A, 5.00%, 11/15/48	60,000	62,082

	Principal Amount $	Value $

Series A, 4.00%, 6/1/50	50,000	49,601

Series A, 4.00%, 8/15/50	100,000	100,629

California Infrastructure & Economic Development Bank Series A, 5.00%, 7/1/29	80,000	85,548

Series A, 5.00%, 7/1/33	125,000	134,905

Series A, 4.00%, 11/1/45	50,000	50,003

Series A, 4.00%, 7/1/50	180,000	179,390

California Municipal Finance Authority Series A, 5.00%, 9/1/49	35,000	38,679

California Public Finance Authority Series A, 4.00%, 8/1/47	50,000	49,635

California School Facilities Financing Authority Series A, Zero Coupon, 8/1/49	300,000	89,006

California State Public Works Board Series F, 5.00%, 5/1/25	100,000	100,900

Series A, 5.00%, 8/1/34	30,000	33,927

Series B, 4.00%, 5/1/46	250,000	253,151

Series A, 4.00%, 11/1/46	225,000	228,030

California State University Series A, 5.00%, 11/1/27	25,000	25,878

Series A, 5.00%, 11/1/29	40,000	42,343

Series A, 5.00%, 11/1/30	50,000	51,624

Series A, 5.00%, 11/1/32	105,000	108,186

Series A, 5.00%, 11/1/32	60,000	63,282

Series A, 5.00%, 11/1/34	30,000	31,579

Series A, 5.00%, 11/1/43	165,000	167,446

California Statewide Communities Development Authority Series 2004-L, 5.00%, 4/1/38	155,000	171,253

Series A, 4.00%, 7/1/48	25,000	24,875

Series A, 3.00%, 4/1/50	50,000	39,967

Series A, 4.00%, 8/15/51	50,000	48,658

Centinela Valley Union High School District Series B, 4.00%, 8/1/50	30,000	30,036

Cerritos Community College District Series A, 4.00%, 8/1/44	50,000	50,104

Chino Valley Unified School District Series 2020-B, 5.00%, 8/1/55	100,000	106,580

City of Irvine CA 4.00%, 9/1/58	75,000	75,413

City of Los Angeles CA Wastewater System Revenue Series C, 5.00%, 6/1/28	100,000	109,099

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

City of Los Angeles Department of Airports Series D, 4.00%, 5/15/48	100,000	100,405

Series A, 5.00%, 5/15/49	300,000	316,191

City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/36	30,000	33,150

Series A, 5.00%, 5/15/37	30,000	33,076

City of San Francisco CA Public Utilities Commission Water Revenue Series C, 5.00%, 11/1/25	210,000	212,012

Series C, 5.00%, 11/1/31	20,000	23,323

Coast Community College District 5.00%, 8/1/31	65,000	65,988

Coronado Community Development Agency Successor Agency

Series A, 5.00%, 9/1/33	55,000	55,796

County of Sacramento CA Airport System Revenue Series A, 5.00%, 7/1/41	60,000	61,580

Desert Community College District Series A-1, 4.00%, 8/1/51	100,000	100,268

East Bay Municipal Utility District Water System Revenue Series B, 5.00%, 6/1/28	25,000	26,574

Series B, 5.00%, 6/1/30	50,000	53,044

Series B, 5.00%, 6/1/31	50,000	52,984

Folsom Cordova Unified School District Series D, 4.00%, 10/1/44	100,000	100,307

Golden State Tobacco Securitization Corp. Series A, 5.00%, 6/1/40	50,000	50,542

Series A, 5.00%, 6/1/45	85,000	85,922

Hartnell Community College District Series 2002-D, 7.00%, 8/1/34	100,000	111,030

Hayward Area Recreation & Park District Series A, 4.00%, 8/1/46	30,000	30,098

Hayward Unified School District 4.00%, 8/1/42	50,000	50,155

4.00%, 8/1/43	300,000	301,790

Long Beach Bond Finance Authority Series A, 5.50%, 11/15/30	100,000	109,846

Los Angeles County Facilities, Inc. Series A, 4.00%, 12/1/48	130,000	130,825

	Principal Amount $	Value $

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series A, 5.00%, 6/1/31	50,000	57,813

Series A, 5.00%, 6/1/33	30,000	34,531

Series A, 5.00%, 6/1/34	30,000	33,515

Series B, 5.00%, 7/1/34	25,000	27,006

Series B, 5.00%, 7/1/35	50,000	53,933

Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue Series A, 5.00%, 6/1/33	110,000	116,276

Los Angeles County Public Works Financing Authority Series D, 4.00%, 12/1/40	60,000	60,107

Los Angeles Department of Water & Power Series B, 5.00%, 7/1/26	150,000	155,456

Series D, 5.00%, 7/1/26	100,000	103,637

Series A, 5.00%, 7/1/29	45,000	50,154

Series B, 5.00%, 7/1/33	150,000	163,380

Series A, 5.00%, 7/1/34	110,000	114,818

Series B, 5.00%, 7/1/51	20,000	21,735

Series B, 5.25%, 7/1/53	25,000	28,095

Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series D, 5.00%, 7/1/44	20,000	21,458

Los Angeles Department of Water & Power Water System Revenue Series B, 5.00%, 7/1/47	30,000	32,950

Series A, 5.00%, 7/1/49	200,000	222,291

Series D, 5.00%, 7/1/52	50,000	54,959

Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series B, 5.00%, 7/1/45	75,000	81,323

Series B, 5.00%, 7/1/51	45,000	48,638

Los Angeles Unified School District Series A, 5.00%, 7/1/27	60,000	63,982

Series B, 2.00%, 7/1/29	95,000	88,610

Series B-1, 5.00%, 7/1/29	25,000	26,882

Series A, 5.00%, 7/1/30	55,000	60,783

Series B, 5.00%, 7/1/30	100,000	103,529

Series C, 5.00%, 7/1/30	50,000	56,855

Series C, 3.00%, 7/1/35	20,000	19,367

Series B-1, 5.00%, 7/1/36	35,000	37,112

Series QRR, 5.00%, 7/1/37	50,000	59,125

Series B-1, 5.25%, 7/1/42	25,000	26,545

Series M-1, 5.25%, 7/1/42	15,000	15,927

Series RYQ, 4.00%, 7/1/44	75,000	76,039

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

Marin Healthcare District Series 2021, 4.00%, 8/1/45	165,000	165,113

Metropolitan Water District of Southern California Series A, 2.50%, 7/1/25	30,000	29,854

Series A, 5.00%, 7/1/27	40,000	42,727

Series A, 5.00%, 7/1/27	75,000	80,114

Series C, 5.00%, 10/1/27	40,000	42,999

Series A, 5.00%, 7/1/34	95,000	103,707

Series A, 5.00%, 10/1/49	30,000	32,038

Series A, 5.00%, 10/1/51	20,000	21,747

Mount San Antonio Community College District Series A, 0.00% - 6.25%, 8/1/43 (a)	100,000	100,678

M-S-R Energy Authority Series C, 6.50%, 11/1/39	60,000	77,969

Municipal Improvement Corp. of Los Angeles Series B, 5.00%, 11/1/27	25,000	26,124

Series B, 5.00%, 11/1/29	30,000	31,276

Napa Valley Unified School District Series C, 4.00%, 8/1/44	70,000	70,196

Northern California Sanitation Agencies Financing Authority Series 2021, 3.00%, 12/1/34	25,000	24,904

Series A, 5.00%, 12/1/45	55,000	59,733

Ontario International Airport Authority Series A, 4.00%, 5/15/51	190,000	190,204

Palomar Community College District Series 2006-C, 5.00%, 8/1/44	70,000	71,024

Series 2006-D, 4.00%, 8/1/46	15,000	15,072

Perris Union High School District Series A, 4.00%, 9/1/48	50,000	50,412

Rancho Santiago Community College District Series 2002-C, Zero Coupon, 9/1/30	60,000	50,188

Regents of The University of California Medical Center Pooled Revenue Series L, 5.00%, 5/15/35	25,000	25,774

Series L, 5.00%, 5/15/41	75,000	76,832

Series L, 3.00%, 5/15/42	255,000	231,257

Series P, 5.00%, 5/15/47	175,000	192,818

Series P, 4.00%, 5/15/53	25,000	25,234

River Islands Public Financing Authority Series A-1, 5.25%, 9/1/52	50,000	54,270

	Principal Amount $	Value $

Riverside County Transportation Commission Sales Tax Revenue Series B, 5.00%, 6/1/35	120,000	127,568

Sacramento City Financing Authority Series E, 5.25%, 12/1/30	100,000	111,683

Sacramento City Unified School District Series G, 4.00%, 8/1/49	30,000	30,087

Sacramento Municipal Utility District Series G, 5.00%, 8/15/39	50,000	54,395

Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	50,000	53,808

Sacramento Transportation Authority Sales Tax Revenue Series A, 5.00%, 10/1/33	60,000	71,788

San Bernardino Community College District Series A, 4.00%, 8/1/49	45,000	46,828

San Diego Community College District 5.00%, 8/1/31	100,000	103,971

San Diego County Regional Airport Authority Series A, 5.00%, 7/1/44	35,000	37,323

Series A, 5.00%, 7/1/46	75,000	81,580

San Diego County Regional Transportation Commission Series A, 5.00%, 4/1/35	15,000	17,702

San Diego County Water Authority Series S-1, 5.00%, 5/1/28	100,000	108,076

San Diego Public Facilities Financing Authority Series A, 5.00%, 5/15/27	50,000	51,815

Series A, 5.00%, 5/15/28	20,000	20,724

Series B, 5.00%, 8/1/28	35,000	36,421

San Diego Unified School District Series 2012-I, 4.00%, 7/1/47	100,000	100,475

Series C, 0.00% - 6.63%, 7/1/48 (a)	85,000	85,325

Series L, 4.00%, 7/1/49	30,000	30,167

Series 2018 G-3, 4.00%, 7/1/53	200,000	201,747

San Francisco Bay Area Rapid Transit District Series 2004 F-1, 3.00%, 8/1/38	75,000	70,502

Series C-1, 4.00%, 8/1/45	35,000	35,308

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series E, 5.00%, 5/1/48	25,000	26,133

San Francisco City & County Airport Comm-San Francisco International Airport Series D, 5.00%, 5/1/36	40,000	43,443

San Francisco City & County Public Utilities Commission Wastewater Revenue Series A, 5.00%, 10/1/27	50,000	53,649

Series A, 5.00%, 10/1/46	85,000	92,972

San Francisco Community College District Series B, 5.25%, 6/15/49	100,000	113,005

San Francisco Municipal Transportation Agency Series 2017, 4.00%, 3/1/46	130,000	130,531

San Joaquin Hills Transportation Corridor Agency Zero Coupon, 1/1/25	75,000	74,812

Zero Coupon, 1/1/28	55,000	50,670

Series A, 5.00%, 1/15/33	40,000	44,976

San Jose Redevelopment Agency Successor Agency Series A, 5.00%, 8/1/35	45,000	47,285

San Marcos Unified School District Series B, Zero Coupon, 8/1/47	300,000	118,450

San Mateo County Community College District Series A, 5.00%, 9/1/45	65,000	66,089

San Mateo Foster City Public Financing Authority Series B, 5.00%, 8/1/25	100,000	101,503

San Mateo Union High School District Series 2010, 0.00% - 6.70%, 9/1/41 (a)	130,000	140,489

Santa Clara Unified School District Series 2017, 3.50%, 7/1/42	130,000	128,002

Santa Clara Valley Transportation Authority Series A, 5.00%, 4/1/26	50,000	51,707

Santa Clara Valley Water District Series 2023C-1, 4.00%, 6/1/26	50,000	51,017

Southern California Public Power Authority Series 2023-A1, 5.00%, 7/1/48	20,000	22,336

State of California 5.00%, 12/1/24	250,000	250,000

Series B, 5.00%, 8/1/25	125,000	126,843

	Principal Amount $	Value $

5.00%, 10/1/25	100,000	101,877

5.00%, 12/1/25	50,000	51,123

5.00%, 8/1/26	110,000	114,161

5.00%, 8/1/26	100,000	101,368

Series B, 5.00%, 8/1/26	110,000	114,161

4.00%, 9/1/26	50,000	51,158

5.00%, 10/1/26	50,000	52,105

5.00%, 12/1/26	110,000	115,111

5.00%, 8/1/27	100,000	103,732

5.00%, 10/1/27	30,000	31,979

5.00%, 11/1/27	50,000	53,400

5.00%, 11/1/27	50,000	53,400

5.00%, 11/1/27	115,000	122,820

5.00%, 8/1/28	90,000	95,448

5.00%, 9/1/28	110,000	114,128

Series B, 5.00%, 10/1/28	100,000	108,728

5.00%, 12/1/28	45,000	49,087

Series C, 5.00%, 8/1/29	200,000	206,868

5.00%, 11/1/29	25,000	26,590

5.00%, 8/1/30	55,000	58,061

5.00%, 11/1/30	30,000	31,814

5.00%, 11/1/30	35,000	39,515

5.00%, 4/1/31	40,000	45,398

5.00%, 4/1/32	50,000	57,543

5.25%, 8/1/32	100,000	116,408

2.50%, 9/1/32	125,000	116,550

5.00%, 9/1/32	30,000	34,155

5.00%, 11/1/32	30,000	33,669

Series B, 5.00%, 11/1/32	30,000	33,669

Series C, 3.375%, 9/1/33	50,000	49,669

5.00%, 3/1/34	55,000	60,830

5.00%, 12/1/34	50,000	55,903

3.00%, 9/1/35	200,000	193,019

3.00%, 10/1/35	95,000	93,786

4.00%, 10/1/35	50,000	52,744

5.00%, 10/1/35	100,000	102,507

4.00%, 11/1/35	130,000	136,675

5.00%, 12/1/35	70,000	78,003

4.00%, 3/1/36	80,000	83,536

3.00%, 9/1/36	50,000	47,369

4.00%, 9/1/36	100,000	100,931

3.00%, 10/1/36	25,000	24,588

5.00%, 10/1/36	50,000	57,648

Series B, 5.00%, 11/1/36	30,000	33,294

4.00%, 3/1/37	50,000	52,015

5.00%, 4/1/37	40,000	43,200

5.00%, 9/1/41	100,000	110,994

4.00%, 4/1/42	200,000	206,952

Series C, 5.00%, 11/1/42	100,000	112,431

3.00%, 12/1/43	25,000	21,649

5.00%, 10/1/45	350,000	391,622

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

5.25%, 10/1/45	25,000	28,521

4.00%, 11/1/45	85,000	85,140

4.00%, 3/1/46	30,000	30,515

3.00%, 11/1/50	100,000	81,462

State of California Department of Water Resources

Series BB, 5.00%, 12/1/26	130,000	136,637

Series AX, 5.00%, 12/1/27	45,000	48,484

Series BB, 5.00%, 12/1/33	25,000	28,414

Sweetwater Union High School District 4.00%, 8/1/42	100,000	100,233

University of California

Series BN, 5.00%, 5/15/25	45,000	45,465

Series I, 5.00%, 5/15/26	25,000	25,285

Series AY, 5.00%, 5/15/28	70,000	74,193

Series BQ, 5.00%, 5/15/29	25,000	27,824

Series AY, 5.00%, 5/15/30	25,000	26,448

Series BQ, 5.00%, 5/15/31	30,000	34,488

Series BQ, 5.00%, 5/15/33	25,000	29,582

Series BQ, 5.00%, 5/15/35	40,000	46,979

Series M, 5.00%, 5/15/35	75,000	78,594

Series AY, 5.00%, 5/15/36	50,000	52,347

Series BE, 5.00%, 5/15/36	170,000	189,424

Series BE, 5.00%, 5/15/42	25,000	27,328

Series BN, 5.00%, 5/15/42	30,000	34,189

Series BS, 5.00%, 5/15/43	25,000	28,686

Series K, 4.00%, 5/15/46	50,000	50,128

Series Q, 5.00%, 5/15/46	15,000	16,392

Series M, 4.00%, 5/15/47	100,000	100,453

	Principal Amount $	Value $

Series AZ, 5.00%, 5/15/48	100,000	104,846

Series Q, 3.00%, 5/15/51	50,000	41,794

5.00%, 5/15/52	100,000	109,361

Ventura County Community College District 3.125%, 8/1/31	100,000	100,055

Ventura Unified School District

Series A, 4.00%, 8/1/52	50,000	50,364

William S Hart Union High

School District

Series C, 3.50%, 8/1/38	75,000	74,641

Yosemite Community College District

5.00%, 8/1/30	35,000	35,526

5.00%, 8/1/32	65,000	65,977

(Cost $22,183,500)		22,233,021

TOTAL MUNICIPAL BONDS

(Cost $22,183,500)		22,233,021
	Number of Shares

CASH EQUIVALENTS – 1.4%

DWS Government Money Market

Series “Institutional Shares”, 4.59% (b) (Cost $329,587)	329,587	329,587

TOTAL INVESTMENTS – 99.0%

(Cost $22,513,087)		22,562,608

Other assets and liabilities, net – 1.0%		233,660

NET ASSETS – 100.0%		22,796,268

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
CASH EQUIVALENTS – 1.4%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

419,583	1,518,243	(1,608,239)	—	—	12,211	—	329,587	329,587

(a)

Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

November 30, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$22,233,021	$—	$22,233,021

Short-Term Investments (a)	329,587	—	—	329,587

TOTAL	$329,587	$22,233,021	$—	$22,562,608

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

MUNICIPAL BONDS – 98.2%

Arizona – 3.0%

City of Phoenix Civic Improvement Corp., Intergovernmental, Series A, 5.00%, 7/1/45	705,000	764,745

Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/1/47	500,000	532,965

Series A, 3.00%, 1/1/49	65,000	52,763

Series B, 5.25%, 1/1/53	2,650,000	2,958,163

(Cost $4,320,965)		4,308,636

California – 14.2%

Bay Area Toll Authority, Highway Revenue Tolls, Sub-Series S-8, 3.00%, 4/1/54	535,000	443,242

Series F-1, 5.00%, 4/1/54	500,000	549,222

Series F-2, 2.60%, 4/1/56	160,000	112,346

California Enterprise Development Authority Series A, 5.25%, 11/1/49	500,000	566,263

Series A, 5.25%, 11/1/54	100,000	112,410

Series A, 5.50%, 11/1/59	550,000	629,558

City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/37	45,000	49,638

Series A, 5.00%, 5/15/38	300,000	330,149

5.00%, 5/15/39	40,000	43,869

5.00%, 5/15/40	55,000	60,148

Series F, AMT, 5.00%, 5/15/44	200,000	207,576

Series B, 5.00%, 5/15/45	260,000	284,695

Series C, AMT, 5.00%, 5/15/45	50,000	52,400

Series A, AMT, 5.00%, 5/15/46	600,000	632,573

Series B, 5.00%, 5/15/48	250,000	271,841

Series E, 5.00%, 5/15/48	20,000	21,230

Series F, AMT, 3.00%, 5/15/49	330,000	255,223

Series D, AMT, 5.00%, 5/15/49	100,000	102,866

Series C, AMT, 4.00%, 5/15/50	500,000	490,373

Series A, AMT, 5.00%, 5/15/51	135,000	141,274

City of Riverside CA Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/49	150,000	167,978

City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue, Series D, 3.00%, 11/1/50	340,000	283,439

Series C, 4.00%, 11/1/50	600,000	602,723

	Principal Amount $	Value $

Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series B, 5.00%, 7/1/40	260,000	287,314

Series C, 5.00%, 7/1/49	635,000	675,669

Los Angeles Department of Water & Power Water System Revenue, Water Revenue, Series A, 5.00%, 7/1/41	270,000	297,191

Series A, 5.00%, 7/1/50	210,000	226,138

Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series B, 5.00%, 7/1/45	45,000	48,819

Series D, 5.00%, 7/1/47	500,000	563,483

Series B, 5.00%, 7/1/48	500,000	541,697

Series A, 5.00%, 7/1/51	1,000,000	1,087,416

Series B, 5.00%, 7/1/51	280,000	302,806

Metropolitan Water District of Southern California, Water Revenue, Series C, 5.00%, 7/1/39	25,000	27,741

Series C, 5.00%, 7/1/40	100,000	110,397

Series A, 5.00%, 10/1/45	225,000	242,121

Riverside County Transportation Commission, Highway Revenue Tolls, Series B-1, 4.00%, 6/1/46	10,000	10,042

Series B-1, 3.00%, 6/1/49	650,000	527,507

Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	40,000	43,070

San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series A, 5.00%, 7/1/49	200,000	211,853

Series B, AMT, 4.00%, 7/1/51	700,000	680,896

Series A, 5.00%, 7/1/51	500,000	540,046

Series B, AMT, 5.00%, 7/1/51	500,000	521,002

Series A, 5.00%, 7/1/56	1,300,000	1,396,309

San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 5/1/44	810,000	840,425

Series D, 5.00%, 5/1/48	75,000	76,752

Series A, AMT, 4.00%, 5/1/49	990,000	959,214

Series A, AMT, 5.00%, 5/1/49	400,000	413,167

Series E, AMT, 5.00%, 5/1/50	370,000	381,908

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

San Francisco City & County Public Utilities Commission Wastewater Revenue, Sewer Revenue, Series C, 5.00%, 10/1/49	200,000	224,148

Series C, 5.00%, 10/1/54	300,000	333,715

San Francisco Municipal Transportation Agency, Transit Revenue, Series C, 4.00%, 3/1/51	40,000	40,327

Series C, 5.00%, 3/1/51	500,000	534,187

Southern California Public Power Authority, Intergovernmental, 5.00%, 7/1/53	1,400,000	1,565,032

State of California Department of Water Resources, Water Revenue, Series BB, 5.00%, 12/1/35	45,000	50,757

(Cost $21,427,318)		20,172,185

Colorado – 2.9%

Arkansas River Power Authority, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/43	215,000	219,413

City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 5.00%, 12/1/36	300,000	331,269

Series A, AMT, 4.00%, 12/1/43	650,000	644,021

Series A, AMT, 5.00%, 12/1/43	325,000	335,321

Series A, 5.00%, 11/15/47	100,000	105,891

Series A, AMT, 5.00%, 12/1/48	700,000	718,944

Sub-Series B, 5.00%, 12/1/48	40,000	41,559

Series D, 5.00%, 11/15/53	600,000	630,988

Series A, 5.50%, 11/15/53	300,000	328,077

City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax, Series A, 4.00%, 8/1/51	700,000	697,146

City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue, Series B, 4.00%, 11/15/51	100,000	99,508

(Cost $4,344,666)		4,152,137

Connecticut – 0.2%

State of Connecticut Special

Tax Revenue, Fuel Sales Tax

Revenue, 5.00%, 5/1/37	100,000	108,896

5.00%, 5/1/38	100,000	108,622

5.00%, 5/1/40	120,000	129,453

(Cost $376,461)		346,971

	Principal Amount $	Value $

District of Columbia – 3.6%

District of Columbia, Income Tax Revenue, Series C, 4.00%, 5/1/45	500,000	501,835

Series C, 5.00%, 5/1/45	170,000	182,022

Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/46	850,000	892,254

Series A, AMT, 5.00%, 10/1/48	175,000	179,544

Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls, Series B, 4.00%, 10/1/44	1,000,000	978,363

Series B, 5.00%, 10/1/47	500,000	518,773

Series B, 4.00%, 10/1/49	300,000	286,122

Series B, 3.00%, 10/1/50	600,000	471,579

Series B, 4.00%, 10/1/53	200,000	195,088

Series B, 4.00%, 10/1/53	900,000	844,520

(Cost $5,553,813)		5,050,100

Florida – 10.4%

Broward County FL Water & Sewer Utility Revenue, Water Revenue, Series A, 4.00%, 10/1/47	240,000	240,291

Central Florida Expressway Authority, Highway Revenue Tolls, Series D, 5.00%, 7/1/35	40,000	44,850

City of Fort Lauderdale Fl Water & Sewer Revenue, Water Revenue, Series B, 5.50%, 9/1/48	400,000	452,834

City of Gainesville Fl Utilities System Revenue, Multiple Utility Revenue, Series A, 5.00%, 10/1/44	380,000	404,717

Series A, 5.00%, 10/1/47	215,000	227,569

City of Miami Fl, Miscellaneous Taxes, Series A, 5.00%, 3/1/48	200,000	217,190

City of Tampa FL Water & Wastewater System Revenue, Water Revenue, Series A, 5.00%, 10/1/54	1,000,000	1,060,762

Series A, 5.25%, 10/1/57	300,000	330,706

County of Broward FL Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/44	100,000	98,501

Series A, AMT, 4.00%, 10/1/49	150,000	144,615

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 9/1/44	500,000	485,924

Series B, 4.00%, 9/1/49	55,000	52,541

County of Lee Fl Airport Revenue, Private Airport & Marina Revenue, 5.25%, 10/1/54	400,000	429,520

County of Manatee FL Public Utilities Revenue, Water Revenue 4.00%, 10/1/48	550,000	552,969

County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/44	400,000	389,762

Series A, AMT, 5.00%, 10/1/49	380,000	390,055

County of Miami-Dade FL Transit System, Sales Tax Revenue, Series A, 4.00%, 7/1/49	500,000	496,327

Series A, 4.00%, 7/1/50	90,000	89,092

County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, Series B, 4.00%, 10/1/44	475,000	476,720

4.00%, 10/1/46	255,000	255,226

4.00%, 10/1/48	450,000	450,160

4.00%, 10/1/48	400,000	399,104

Series B, 4.00%, 10/1/49	500,000	496,718

4.00%, 10/1/51	275,000	271,518

4.00%, 10/1/51	100,000	97,934

County of Miami-Dade Seaport Department, Private Airport & Marina Revenue, Series A, 5.25%, 10/1/52	1,200,000	1,283,678

County of Osceola Fl Transportation Revenue, Highway Revenue Tolls, Series A-1, 4.00%, 10/1/54	400,000	376,075

Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/44	165,000	171,358

Series A, AMT, 4.00%, 10/1/52	300,000	288,389

Sub-Series A, AMT, 5.00%, 10/1/52	605,000	613,113

Series A, AMT, 3.25%, 10/1/54	250,000	196,688

Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	195,000	202,508

Series A, AMT, 4.00%, 10/1/52	500,000	480,649

	Principal Amount $	Value $

JEA Water & Sewer System Revenue, Water Revenue, Series A, 5.25%, 10/1/49	1,250,000	1,387,321

Orlando Utilities Commission, Water Revenue, Series A, 5.00%, 10/1/48	200,000	218,533

State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls, Series B, 4.00%, 7/1/51	500,000	500,879

Tampa Bay Water, Water Revenue, 5.00%, 10/1/52	400,000	436,327

(Cost $15,239,064)		14,711,123

Georgia – 2.6%

City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/49	200,000	193,459

Development Authority of Burke County, Electric, Power & Light Revenue, Series C, 4.125%, 11/1/45	25,000	23,964

Series D, 4.125%, 11/1/45	355,000	340,292

Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/51	765,000	768,911

4.00%, 7/1/52	320,000	321,910

5.25%, 7/1/52	200,000	219,798

Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	31,162

Municipal Electric Authority of Georgia, Nuclear Revenue, Series A, 5.00%, 1/1/62	500,000	519,042

Series A, 4.50%, 7/1/63	400,000	403,572

Series A, 5.50%, 7/1/63	750,000	812,214

(Cost $3,589,716)		3,634,324

Hawaii – 0.4%

State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/51

(Cost $532,743)	500,000	524,376

Illinois – 6.5%

Chicago O’hare International Airport, Private Airport & Marina Revenue, Series A, 5.25%, 1/1/48	1,000,000	1,081,969

Series B, 5.25%, 1/1/53	110,000	120,396

Series B, 5.25%, 1/1/56	200,000	213,037

Series A, 5.50%, 1/1/59	1,150,000	1,257,330

Series B, 5.50%, 1/1/59	1,000,000	1,114,862

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 1/1/43	115,000	113,974

Series A, 4.50%, 1/1/48	570,000	576,434

Series A, 5.00%, 1/1/48	200,000	204,757

Series B, 4.00%, 1/1/53	130,000	128,736

Series B, 5.00%, 1/1/53	500,000	517,909

Series A, AMT, 5.00%, 1/1/55	500,000	520,537

Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue,

Series A, 5.00%, 12/1/52	160,000	168,902

Series A, 5.00%, 12/1/57	1,200,000	1,255,469

City of Chicago Il Wastewater Transmission Revenue, Sewer Revenue,

Series A, 5.25%, 1/1/48	85,000	92,604

City of Chicago IL Waterworks Revenue, Water Revenue,

Series A, 5.50%, 11/1/62	200,000	221,249

Illinois State Toll Highway Authority, Highway Revenue Tolls,

Series A, 5.00%, 1/1/41	30,000	32,615

Series A, 4.00%, 1/1/44	700,000	697,874

Series A, 5.00%, 1/1/45	775,000	832,208

(Cost $9,202,007)		9,150,862

Kentucky – 0.7%

Kenton County Airport Board, Private Airport & Marina Revenue,

Series A, 5.25%, 1/1/49

(Cost $1,073,869)	1,000,000	1,072,720

Louisiana – 0.9%

East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	245,000	243,835

Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	115,000	115,219

Louisiana Stadium & Exposition District, Hotel Occupancy Tax, Series A, 5.00%, 7/1/48	450,000	483,993

Series A, 5.25%, 7/1/53	420,000	456,534

(Cost $1,330,392)		1,299,581

Maryland – 0.5%

Maryland State Transportation Authority, Highway Revenue Tolls, 4.00%, 7/1/50

(Cost $730,808)	650,000	651,507

	Principal Amount $	Value $

Massachusetts – 1.5%

Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue, Series A-1, 4.00%, 7/1/51	605,000	605,307

Massachusetts Port Authority, Private Airport & Marina Revenue, Series C, AMT, 5.00%, 7/1/44	400,000	415,882

Series E, AMT, 5.00%, 7/1/46	500,000	525,249

Series E, AMT, 5.00%, 7/1/51	505,000	526,801

(Cost $2,191,561)		2,073,239

Michigan – 1.1%

Lansing Board of Water & Light, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/44	600,000	636,985

Series A, 5.00%, 7/1/48	90,000	94,875

State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue, Series B, 4.00%, 11/15/45	800,000	809,293

(Cost $1,634,781)		1,541,153

Minnesota – 0.0%

Minneapolis-St Paul Metropolitan Airports Commission, Private Airport & Marina Revenue, Series A, 5.00%, 1/1/52

(Cost $43,019)	40,000	43,216

Nevada – 0.7%

City of Reno NV, Sales Tax Revenue, Series A, 4.00%, 6/1/58	145,000	139,310

County of Clark NV, Fuel Sales Tax Revenue, 4.00%, 7/1/40	500,000	512,834

Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax, Series B, 4.00%, 7/1/49	290,000	281,271

(Cost $922,294)		933,415

New Jersey – 1.0%

New Jersey Turnpike Authority, Highway Revenue Tolls, Series A, 4.00%, 1/1/48	45,000	45,008

Series A, 5.00%, 1/1/48	740,000	779,652

Series B, 5.25%, 1/1/52	405,000	450,814

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

South Jersey Transportation Authority, Highway Revenue Tolls, Series A, 4.625%, 11/1/47	100,000	102,405

(Cost $1,358,225)		1,377,879

New York — 25.2%

Battery Park City Authority, Miscellaneous Revenue, Series A, 5.00%, 11/1/48	65,000	71,850

Series A, 5.00%, 11/1/53	225,000	247,243

Long Island Power Authority, Electric, Power & Light Revenue, Series E, 5.00%, 9/1/48	350,000	382,394

Series A, 5.00%, 9/1/54	300,000	328,450

Metropolitan Transportation Authority Dedicated Tax Fund, Fuel Sales Tax Revenue, Series B-2, 5.00%, 11/15/46	1,000,000	1,109,542

Series B-2, 5.00%, 11/15/47	400,000	442,493

Metropolitan Transportation Authority, Transit Revenue, Series D, 4.00%, 11/15/42	430,000	424,721

Series E, 4.00%, 11/15/45	1,000,000	988,694

Series C-1, 4.75%, 11/15/45	500,000	517,439

Sub-Series A, 5.00%, 11/15/45	75,000	77,686

Series D, 4.00%, 11/15/46	790,000	772,396

Series D-2, 4.00%, 11/15/48	630,000	617,932

Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	628,327

Series D-3, 4.00%, 11/15/49	140,000	137,078

Series A-1, 4.00%, 11/15/50	85,000	84,553

Series D-3, 4.00%, 11/15/50	250,000	244,353

Series C-1, 5.00%, 11/15/50	700,000	728,313

Series A-1, 4.00%, 11/15/52	550,000	535,719

Series B, 5.00%, 11/15/52	115,000	119,087

Series A-1-GROUP 2, 4.00%, 11/15/54	60,000	59,277

Series C-1, 5.25%, 11/15/55	500,000	526,087

New York City Municipal Water Finance Authority, Water Revenue, Series AA, 5.00%, 6/15/40	95,000	102,462

4.00%, 6/15/42	400,000	404,775

Series AA-2, 4.00%, 6/15/42	100,000	101,320

Series BB2, 4.00%, 6/15/42	40,000	40,528

Series BB-1, 5.00%, 6/15/44	140,000	152,509

Series BB-1, 4.00%, 6/15/45	255,000	256,525

Series GG-1, 5.00%, 6/15/48	210,000	223,371

Series BB-1, 4.00%, 6/15/49	200,000	197,944

Series CC-1, 4.00%, 6/15/49	200,000	197,944

Series FF-1, 4.00%, 6/15/49	15,000	14,846

Series BB-1, 5.00%, 6/15/49	270,000	286,310

Series DD-1, 5.00%, 6/15/49	400,000	417,791

	Principal Amount $	Value $

Series BB-1, 4.00%, 6/15/50	285,000	284,130

Series GG-1, 4.00%, 6/15/50	305,000	304,334

Sub-Series DD-1, 4.00%, 6/15/50	600,000	598,689

Series AA-1, 5.00%, 6/15/50	140,000	149,273

Series AA-1, 3.00%, 6/15/51	300,000	245,720

Series CC-1, 5.00%, 6/15/51	250,000	267,625

Series CC-1, 4.00%, 6/15/52	850,000	844,491

Series CC-1, 5.00%, 6/15/52	400,000	429,640

Series AA-1, 5.25%, 6/15/52	505,000	557,210

Sub-Series AA-1, 5.25%, 6/15/53	200,000	222,678

Series BB, Sub-Series BB-1, 5.25%, 6/15/54	400,000	444,977

Series CC, Sub-Series CC-1, 5.25%, 6/15/54	900,000	1,005,863

New York Power Authority, Electric, Power & Light Revenue, Series A, 4.00%, 11/15/45	35,000	35,017

Series A, 4.00%, 11/15/47	115,000	115,329

Series A, 4.00%, 11/15/50	180,000	179,338

Series A, 4.00%, 11/15/55	1,050,000	1,037,135

Series A, 3.25%, 11/15/60	1,150,000	930,777

Series A, 4.00%, 11/15/60	980,000	961,659

New York State Environmental Facilities Corp., Water Revenue, Series A, 5.00%, 6/15/51	500,000	544,028

New York Transportation Development Corp., Private Airport & Marina Revenue, 5.00%, 6/30/49	450,000	466,958

6.00%, 6/30/54	1,000,000	1,091,685

5.125%, 6/30/60	2,100,000	2,182,434

5.375%, 6/30/60	1,500,000	1,569,622

5.50%, 6/30/60	1,300,000	1,389,720

Port Authority of New York & New Jersey, Private Airport & Marina Revenue, Series 224, 4.00%, 7/15/51	15,000	14,965

Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue, Series A, 4.00%, 5/15/48	360,000	361,430

Series D-2, 5.50%, 5/15/52	650,000	729,110

Series A, 5.00%, 5/15/53	95,000	102,830

Series A, 4.00%, 5/15/57	1,000,000	1,000,667

Series A, 4.25%, 5/15/58	600,000	606,369

Series A, 4.50%, 5/15/63	450,000	464,043

Seies A-3, 5.25%, 5/15/64	150,000	162,770

Series A-2, 5.25%, 5/15/64	1,400,000	1,525,499

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

Triborough Bridge & Tunnel Authority, Miscellaneous Taxes, Series C-1A, 4.00%, 5/15/46	600,000	600,077

Series C-3, 3.00%, 5/15/51	600,000	485,109

Series A-1, 5.00%, 5/15/51	2,000,000	2,141,947

Series C-1A, 5.00%, 5/15/51	225,000	241,485

(Cost $36,907,318)		35,734,592

North Carolina – 0.4%

City of Charlotte Nc Water & Sewer System Revenue, Water Revenue, 5.00%, 7/1/49	10,000	11,130

5.00%, 7/1/54	250,000	276,224

County of Union NC Enterprise System Revenue, Water Revenue, 3.00%, 6/1/51	300,000	236,561

(Cost $531,529)		523,915

Ohio – 0.4%

Franklin County Convention Facilities Authority, Industrial Revenue, 5.00%, 12/1/51	100,000	100,260

Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls, Series A, 5.00%, 2/15/46	275,000	295,894

Ohio Water Development Authority, Intergovernmental, 5.00%, 6/1/46	225,000	245,373

(Cost $697,998)		641,527

Oklahoma – 0.6%

Oklahoma City Water Utilities Trust, Water Revenue, 5.25%, 7/1/64	500,000	555,633

Oklahoma Turnpike Authority Highway Revenue Tolls, 5.50%, 1/1/53	320,000	356,642

(Cost $907,625)		912,275

Oregon – 0.6%

Port of Portland Or Airport Revenue, Private Airport & Marina Revenue, Series 28, AMT, 5.00%, 7/1/52	100,000	104,894

Port of Portland OR Airport Revenue, Private Airport & Marina Revenue, Series 25B, AMT, 5.00%, 7/1/44	315,000	325,378

Series 28, AMT, 4.00%, 7/1/47	500,000	489,545

(Cost $916,780)		919,817

	Principal Amount $	Value $

Pennsylvania – 5.0%

Allegheny County Airport Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 1/1/46	700,000	687,679

Series A, AMT, 5.00%, 1/1/51	500,000	516,356

Series A, AMT, 4.00%, 1/1/56	500,000	473,589

Chester County Industrial Development Authority, Recreational Revenue, 4.00%, 12/1/51	245,000	240,211

City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 11/1/45	515,000	551,712

Series A, 5.00%, 10/1/48	35,000	36,506

Series A, 5.00%, 11/1/50	500,000	531,459

Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees, Series A, 5.00%, 12/1/48	480,000	503,048

Pennsylvania Turnpike Commission, Highway Revenue Tolls, Series A, 5.00%, 12/1/44	230,000	246,222

Series A, 4.00%, 12/1/46	20,000	19,954

Series B, 4.00%, 12/1/46	390,000	390,337

Series C, 5.00%, 12/1/46	45,000	48,734

Series A, 5.00%, 12/1/47	55,000	59,117

Sub-Series A, 4.00%, 12/1/49	285,000	285,067

Series A, 5.00%, 12/1/49	15,000	15,914

Series A, 4.00%, 12/1/50	255,000	248,840

Series B, 5.00%, 12/1/50	1,705,000	1,822,021

Series A, 4.00%, 12/1/51	65,000	64,780

Series B, 4.00%, 12/1/51	300,000	293,176

Series B, 5.00%, 12/1/51	15,000	16,036

(Cost $7,525,953)		7,050,758

South Carolina – 0.9%

South Carolina Ports Authority, Private Airport & Marina Revenue, Series B, 4.00%, 7/1/49	200,000	197,380

South Carolina Public Service Authority, Electric, Power & Light Revenue, Series A, 4.00%, 12/1/42	475,000	476,833

Series A, 4.00%, 12/1/52	600,000	581,519

(Cost $1,254,540)		1,255,732

Tennessee – 2.2%

City of Clarksville Tn Water Sewer & Gas Revenue, Water Revenue, Series A, 4.00%, 2/1/51	380,000	379,330

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 5/15/46	245,000	263,339

Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.25%, 7/1/47	400,000	429,880

Series B, AMT, 5.00%, 7/1/49	125,000	128,766

Series B, AMT, 4.00%, 7/1/54	550,000	524,295

Series A, 5.00%, 7/1/54	805,000	843,655

Series B, AMT, 5.00%, 7/1/54	500,000	514,687

(Cost $3,247,953)		3,083,952

Texas – 8.1%

Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series E, 5.00%, 1/1/45	100,000	104,784

Series B, 5.00%, 1/1/46	300,000	316,280

Series B, 4.00%, 1/1/51	50,000	48,264

City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue, Series B, 5.00%, 11/15/44	125,000	133,169

Series B, 5.00%, 11/15/49	125,000	131,866

City of Austin TX Water & Wastewater System Revenue, Water Revenue, Series C, 5.00%, 11/15/50	305,000	325,298

City of Corpus Christi TX Utility System Revenue, Water Revenue, 4.25%, 7/15/54	635,000	622,395

City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue, Series C, 4.00%, 10/1/49	110,000	108,456

City of Georgetown TX Utility System Revenue, Multiple Utility Revenue, 4.25%, 8/15/47	500,000	503,884

City of Houston TX Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 4.00%, 7/1/46	575,000	563,924

City of Houston TX Combined Utility System, Water Revenue, Series C, 4.00%, 11/15/43	165,000	165,361

Series C, 3.00%, 11/15/47	145,000	117,600

Series C, 4.00%, 11/15/49	55,000	54,450

	Principal Amount $	Value $

City of Lubbock TX Electric Light & Power System Revenue, Electric, Power & Light Revenue, 4.00%, 4/15/51	400,000	395,357

City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 2/1/46	260,000	277,454

County of Harris Tx Toll Road Revenue, Highway Revenue Tolls, Series A, 5.25%, 8/15/49	500,000	559,002

Series A, 5.25%, 8/15/54	200,000	221,969

Dallas Fort Worth International Airport Series B, 5.00%, 11/1/47	200,000	218,578

Dallas Fort Worth International Airport, Private Airport & Marina Revenue, Series B, 4.00%, 11/1/45	105,000	105,417

Harris County Toll Road Authority, Highway Revenue Tolls, 4.00%, 8/15/50	670,000	666,414

Harris County-Houston Sports Authority, Hotel Occupancy Tax, Series A, 3.125%, 11/15/56	110,000	84,117

Lower Colorado River Authority, Intergovernmental, 5.00%, 5/15/47	250,000	266,828

North Fort Bend Water Authority, Water Revenue, Series A, 4.00%, 12/15/58	200,000	193,496

North Texas Tollway Authority, Highway Revenue Tolls, 4.25%, 1/1/49	30,000	30,070

Series B, 3.00%, 1/1/51	250,000	189,752

Port Authority of Houston of Harris County Texas, Private Airport & Marina Revenue, 5.00%, 10/1/53	650,000	698,013

San Antonio Water System, Water Revenue, Series A, 5.00%, 5/15/46	325,000	348,443

Series A, 4.00%, 5/15/51	335,000	333,312

Texas Water Development Board, Water Revenue, 4.00%, 10/15/45	320,000	322,056

4.00%, 4/15/51	525,000	521,628

4.80%, 10/15/52	400,000	423,738

Series A, 5.00%, 10/15/53	1,000,000	1,098,106

Series A, 5.00%, 10/15/58	1,100,000	1,194,250

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

West Harris County Regional Water Authority, Water Revenue, 3.00%, 12/15/58	85,000	63,236

(Cost $11,956,212)		11,406,967

Utah – 1.5%

City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/48	750,000	765,315

Series A, AMT, 5.25%, 7/1/48	225,000	232,041

Intermountain Power Agency, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/42	1,000,000	1,092,897

(Cost $2,106,651)		2,090,253

Virginia – 1.1%

Hampton Roads Transportation Accountability Commission, Appropriations, Series A, 4.00%, 7/1/45	275,000	276,599

Series A, 5.00%, 7/1/50	40,000	42,505

Series A, 4.00%, 7/1/55	700,000	693,890

Series A, 5.00%, 7/1/60	500,000	528,874

(Cost $1,721,965)		1,541,868

Washington – 1.6%

Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 4.00%, 11/1/46	700,000	709,544

	Principal Amount $	Value $

County of King WA Sewer Revenue, Sewer Revenue, Series A, 4.00%, 1/1/52	500,000	500,869

Port of Seattle WA, Private Airport & Marina Revenue, AMT, 5.00%, 4/1/44	500,000	517,442

Series B, AMT, 5.00%, 8/1/47	500,000	525,174

(Cost $2,370,483)		2,253,029

West Virginia – 0.2%

West Virginia Parkways Authority, Highway Revenue Tolls, 5.00%, 6/1/47

(Cost $303,155)	250,000	268,323

Wisconsin – 0.2%

Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44

(Cost $261,606)	245,000	254,691

TOTAL MUNICIPAL BONDS

(Cost $144,581,470)		138,981,123

TOTAL INVESTMENTS – 98.2%

(Cost $144,581,470)		138,981,123

Other assets and liabilities, net – 1.8%		2,516,004

NET ASSETS – 100.0%		141,497,127

AMT: Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$138,981,123	$—	$138,981,123

TOTAL	$—	$138,981,123	$—	$138,981,123

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 98.0%

Australia – 5.3%

Coles Group Ltd.	816,938	9,893,496

Endeavour Group Ltd.	926,012	2,636,206

Fortescue Ltd.	1,032,137	12,768,609

Medibank Pvt Ltd.	1,679,184	4,178,717

Rio Tinto Ltd.	226,284	17,430,087

Santos Ltd.	1,979,303	8,523,050

Suncorp Group Ltd.	774,261	9,936,534

Telstra Group Ltd.	2,466,943	6,331,938

Woodside Energy Group Ltd.	1,157,244	18,477,769

(Cost $94,399,563)		90,176,406

Austria – 0.4%

OMV AG	89,769	3,595,349

Verbund AG	41,522	3,311,094

(Cost $7,763,426)		6,906,443

Belgium – 0.3%

Ageas SA/NV

(Cost $4,490,360)	97,386	4,912,552

Denmark – 0.3%

Tryg A/S

(Cost $4,468,145)	206,632	4,758,301

Finland – 2.0%

Elisa OYJ	86,676	3,925,545

Kesko OYJ, Class B	166,492	3,308,597

Kone OYJ, Class B	207,204	10,736,730

Metso Corp.	377,754	3,321,940

Orion OYJ, Class B	65,920	3,113,618

UPM-Kymmene OYJ	325,350	8,556,507

(Cost $34,210,606)		32,962,937

France – 15.7%

Amundi SA, 144A	37,430	2,437,245

AXA SA	1,073,271	37,385,775

Bouygues SA	115,585	3,437,799

Cie Generale des Etablissements

Michelin SCA	407,172	13,224,198

Danone SA	393,451	26,870,311

La Francaise des Jeux SAEM, 144A	61,876	2,444,219

Sanofi SA	695,996	67,696,397

Teleperformance SE	33,300	3,130,965

TotalEnergies SE	1,315,086	76,353,022

Vinci SA	304,881	32,156,462

(Cost $257,694,914)		265,136,393

Germany – 6.5%

Allianz SE	238,725	73,675,731

Bayerische Motoren Werke AG	177,034	13,092,577

Deutsche Post AG	621,633	22,828,905

(Cost $94,044,167)		109,597,213

	Number of Shares	Value $

Hong Kong – 2.4%

CK Asset Holdings Ltd.	1,173,226	4,794,493

CK Infrastructure Holdings Ltd.	383,984	2,644,915

CLP Holdings Ltd.	1,000,943	8,399,558

Henderson Land Development Co. Ltd.	885,169	2,775,555

HKT Trust & HKT Ltd. (a)	2,309,601	2,870,102

Hong Kong & China Gas Co. Ltd.	6,818,581	5,169,873

Power Assets Holdings Ltd.	844,283	5,533,401

Sino Land Co. Ltd.	2,372,937	2,323,673

SITC International Holdings Co. Ltd.	818,856	2,130,917

WH Group Ltd., 144A	5,082,232	4,029,708

(Cost $40,464,145)		40,672,195

Israel – 1.4%

Bank Hapoalim BM	770,450	8,830,512

Bank Leumi Le-Israel BM	918,928	10,438,774

Mizrahi Tefahot Bank Ltd.	94,477	4,072,049

(Cost $18,412,728)		23,341,335

Italy – 2.1%

FinecoBank Banca Fineco SpA	372,132	5,970,368

Generali	574,366	16,427,963

Snam SpA	1,228,120	5,722,986

Terna - Rete Elettrica Nazionale	857,241	7,250,590

(Cost $28,510,668)		35,371,907

Japan – 7.8%

AGC, Inc.	119,300	3,725,519

Daiwa House Industry Co. Ltd.	361,871	11,336,705

Honda Motor Co. Ltd.	2,734,400	23,514,183

Isuzu Motors Ltd.	343,600	4,568,826

Japan Tobacco, Inc.	731,300	20,543,694

Komatsu Ltd.	533,800	14,309,544

Mitsui Chemicals, Inc.	104,200	2,406,830

Mitsui OSK Lines Ltd.	209,800	7,164,925

Obayashi Corp.	395,900	5,628,035

Ono Pharmaceutical Co. Ltd.	227,100	2,619,018

Sekisui House Ltd.	364,024	8,580,384

SoftBank Corp.	17,435,900	22,418,166

Yamaha Motor Co. Ltd.	562,900	4,874,331

(Cost $116,203,679)		131,690,160

Netherlands – 3.5%

ASR Nederland NV	96,604	4,622,103

Koninklijke Ahold Delhaize NV	566,348	19,530,479

Koninklijke KPN NV	2,370,091	9,189,582

NN Group NV	164,987	7,662,183

Randstad NV	66,166	2,907,897

Stellantis NV	1,197,812	15,859,664

(Cost $57,048,721)		59,771,908

Norway – 1.1%

Aker BP ASA	192,675	3,945,962

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Equinor ASA	510,447	12,337,813

Gjensidige Forsikring ASA (b)	121,920	2,166,045

(Cost $20,546,488)		18,449,820

Singapore – 5.5%

DBS Group Holdings Ltd.	1,214,330	38,432,120

Genting Singapore Ltd.	3,683,600	2,101,931

Oversea-Chinese Banking Corp. Ltd.	2,063,607	25,059,129

Singapore Technologies

Engineering Ltd.	951,900	3,195,129

United Overseas Bank Ltd.	770,700	20,902,288

Wilmar International Ltd.	1,169,700	2,687,261

(Cost $69,288,713)		92,377,858

Spain – 3.9%

Iberdrola SA	3,682,963	52,475,386

Redeia Corp. SA	247,683	4,421,089

Repsol SA	717,184	8,957,320

(Cost $67,903,802)		65,853,795

Sweden – 2.1%

Boliden AB	166,752	4,969,489

Tele2 AB, Class B	333,146	3,491,994

Volvo AB, Class A	121,760	3,044,321

Volvo AB, Class B	968,365	24,087,512

(Cost $30,993,509)		35,593,316

Switzerland – 19.9%

Adecco Group AG	102,673	2,738,724

Baloise Holding AG	26,520	5,039,101

Helvetia Holding AG	22,620	3,964,277

Holcim AG	317,641	32,355,395

Kuehne + Nagel International AG	29,439	7,037,291

Novartis AG	782,943	82,888,869

Partners Group Holding AG	13,831	20,094,983

Roche Holding AG	273,626	79,354,646

SGS SA	92,405	9,175,470

Swiss Re AG	183,815	27,154,963

Swisscom AG	15,785	9,110,865

Zurich Insurance Group AG	89,187	56,549,215

(Cost $263,304,343)		335,463,799

United Kingdom – 17.8%

Barratt Redrow PLC	840,125	4,567,159

British American Tobacco PLC	1,214,172	46,113,043

Hargreaves Lansdown PLC	218,125	3,031,707

Imperial Brands PLC	488,913	15,964,623

Kingfisher PLC	1,112,097	3,498,492

Mondi PLC	268,793	4,067,338

National Grid PLC	2,977,926	37,570,861

Reckitt Benckiser Group PLC	421,285	26,024,071

Rio Tinto PLC	687,064	43,110,127

Schroders PLC	491,873	1,970,617

Taylor Wimpey PLC	2,157,794	3,592,893

	Number of Shares	Value $

Tesco PLC	4,175,871	19,447,577

Unilever PLC	1,418,434	84,754,420

WPP PLC	657,352	7,178,856

(Cost $264,932,123)		300,891,784

TOTAL COMMON STOCKS

(Cost $1,474,680,100)		1,653,928,122

PREFERRED STOCKS – 0.4%

Germany – 0.4%

Bayerische Motoren Werke AG	33,753	2,299,421

Porsche Automobil Holding SE	93,373	3,414,245

(Cost $8,111,877)		5,713,666

SECURITIES LENDING

COLLATERAL – 0.0%

DWS Government & Agency

Securities Portfolio

“DWS Government Cash

Institutional Shares”, 4.53%

(c)(d)

(Cost $264,685)	264,685	264,685

CASH EQUIVALENTS – 0.7%

DWS Government Money Market

Series “Institutional Shares”, 4.59% (c)

(Cost $12,103,950)	12,103,950	12,103,950

TOTAL INVESTMENTS – 99.1%

(Cost $1,495,160,612)		1,672,010,423

Other assets and liabilities, net – 0.9%		16,020,372

NET ASSETS – 100.0%		1,688,030,795

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (c)(d)

29,576,000	—	(29,311,315) (e)	—	—	63,044	—	264,685	264,685

CASH EQUIVALENTS – 0.7%

DWS Government Money Market Series “Institutional Shares”, 4.59% (c)

20,936,447	66,940,855	(75,773,352)	—	—	102,355	—	12,103,950	12,103,950

50,512,447	66,940,855	(105,084,667)	—	—	165,399	—	12,368,635	12,368,635

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $250,129, which is 0.0% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

FTSE 100 Index Futures	GBP	45	4,717,068	4,752,237	12/20/2024	35,169

MSCI EAFE Futures	USD	197	23,134,449	22,967,245	12/20/2024	(167,204)

Total net unrealized depreciation						(132,035)
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

GBP	Pound Sterling

USD	U.S. Dollar

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$ 1,653,928,122	$ —	$ —	$ 1,653,928,122

Preferred Stocks	5,713,666	—	—	5,713,666

Short-Term Investments (a)	12,368,635	—	—	12,368,635

Derivatives (b)

Futures Contracts	35,169	—	—	35,169

TOTAL	$ 1,672,045,592	$ —	$ —	$ 1,672,045,592

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$ (167,204)	$ —	$ —	$ (167,204)

TOTAL	$ (167,204)	$ —	$ —	$ (167,204)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers US 0-1 Year Treasury ETF

November 30, 2024 (Unaudited)

	Principal Amount $	Value $

U.S. TREASURY OBLIGATIONS – 99.4%

U.S. Treasury Bills 4.622%, 1/2/25 (a)	117,000	116,548

4.610%, 1/7/25 (a)	71,000	70,683

4.601%, 1/9/25 (a)	118,300	117,740

4.601%, 1/14/25 (a)	76,800	76,391

4.600%, 1/16/25 (a)	78,600	78,161

4.599%, 1/21/25 (a)	71,000	70,561

4.571%, 1/23/25 (a)	102,600	101,945

4.598%, 1/28/25 (a)	33,000	32,767

4.578%, 1/30/25 (a)	78,600	78,027

4.562%, 2/4/25 (a)	33,300	33,037

4.560%, 2/6/25 (a)	73,000	72,412

4.561%, 2/11/25 (a)	33,300	33,012

4.558%, 2/13/25 (a)	77,300	76,610

4.565%, 2/18/25 (a)	33,300	32,986

4.539%, 2/20/25 (a)	100,900	99,919

4.561%, 2/25/25 (a)	33,300	32,956

4.535%, 2/27/25 (a)	77,300	76,482

4.492%, 3/4/25 (a)	32,800	32,433

4.530%, 3/6/25 (a)	36,000	35,588

4.498%, 3/11/25 (a)	32,800	32,405

4.514%, 3/13/25 (a)	36,000	35,559

4.475%, 3/18/25 (a)	32,800	32,378

4.496%, 3/20/25 (a)	60,000	59,220

4.489%, 3/25/25 (a)	32,800	32,350

4.500%, 3/27/25 (a)	36,000	35,501

4.473%, 4/3/25 (a)	41,000	40,398

4.461%, 4/10/25 (a)	37,500	36,919

4.392%, 4/17/25 (a)	61,400	60,401

4.468%, 4/24/25 (a)	37,500	36,857

4.461%, 5/1/25 (a)	37,500	36,825

4.438%, 5/8/25 (a)	36,900	36,208

4.357%, 5/15/25 (a)	60,400	59,218

4.450%, 5/22/25 (a)	36,900	36,147

4.451%, 5/29/25 (a)	36,900	36,116

4.286%, 6/12/25 (a)	24,000	23,463

4.276%, 7/10/25 (a)	24,000	23,389

4.298%, 8/7/25 (a)	24,000	23,314

4.288%, 9/4/25 (a)	24,000	23,232

4.300%, 10/2/25 (a)	25,000	24,127

4.320%, 10/30/25 (a)	20,000	19,242

4.347%, 11/28/25 (a)	20,000	19,176

(Cost $2,030,549)		2,030,703

U.S. Treasury Notes 4.621%, 1/15/25	27,000	26,889

4.587%, 1/31/25	15,000	14,926

4.632%, 1/31/25	22,000	21,984

4.634%, 1/31/25	14,000	13,952

4.611%, 2/15/25	26,000	25,842

	Principal Amount $	Value $

4.637%, 2/15/25	27,000	26,856

4.518%, 2/28/25	16,000	15,872

4.546%, 2/28/25	14,000	13,942

4.552%, 2/28/25	21,500	21,505

4.490%, 3/15/25	25,000	24,811

4.400%, 3/31/25	8,000	7,954

4.480%, 3/31/25	20,300	20,044

4.509%, 3/31/25	22,000	21,959

4.354%, 4/15/25	24,000	23,847

4.450%, 4/30/25	12,000	11,925

4.451%, 4/30/25	21,000	20,954

4.457%, 4/30/25	21,000	20,656

4.437%, 5/15/25	24,000	23,823

4.441%, 5/15/25	26,000	25,736

4.421%, 5/31/25	11,700	11,611

4.422%, 5/31/25	22,000	21,979

4.422%, 5/31/25	21,000	20,575

4.346%, 6/15/25	22,500	22,324

4.334%, 6/30/25	23,000	22,463

4.352%, 6/30/25	8,900	8,819

4.374%, 6/30/25	22,000	22,026

4.264%, 7/15/25	22,000	21,820

4.292%, 7/31/25	22,200	21,602

4.342%, 7/31/25	21,000	21,040

4.356%, 7/31/25	11,100	10,990

4.324%, 8/15/25	22,000	21,803

4.327%, 8/15/25	26,800	26,352

4.280%, 8/31/25	23,000	22,301

4.345%, 8/31/25	24,000	24,094

4.404%, 8/31/25	11,400	11,259

4.278%, 9/15/25	21,000	20,858

4.298%, 9/30/25	27,000	26,098

4.302%, 9/30/25	25,000	25,116

4.328%, 9/30/25	11,500	11,373

4.292%, 10/15/25	20,600	20,577

4.296%, 10/31/25	26,300	26,440

4.310%, 10/31/25	10,000	9,878

4.314%, 10/31/25	27,100	26,108

4.364%, 11/15/25	20,000	20,024

4.386%, 11/15/25	28,000	27,448

4.355%, 11/30/25	27,000	27,134

4.363%, 11/30/25	11,000	10,842

4.379%, 11/30/25	26,100	25,094

(Cost $971,791)		971,525

TOTAL U.S. TREASURY
OBLIGATIONS

(Cost $3,002,340)		3,002,228

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers US 0-1 Year Treasury ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

(Cost $2,744)	2,744	2,744

TOTAL INVESTMENTS – 99.5%

(Cost $3,005,084)		3,004,972

Other assets and liabilities, net – 0.5%		14,207

NET ASSETS – 100.0%		3,019,179

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 10/9/2024 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

CASH EQUIVALENTS – 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

—	12,635	(9,891)	—	—	20	—	2,744	2,744

(a)	Annualized yield at time of purchase; not a coupon rate.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations (a)	$—	$3,002,228	$—	$3,002,228

Short-Term Investments (a)	2,744	—	—	2,744

TOTAL	$2,744	$3,002,228	$—	$3,004,972

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  21

Statements of Assets and Liabilities

November 30, 2024 (Unaudited)

	Xtrackers California Municipal Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Xtrackers US 0-1 Year Treasury ETF

Assets
Investment in non-affiliated securities at value	$22,233,021	$138,981,123	$1,659,641,788	$3,002,228
Investment in DWS Government Money Market Series	329,587	—	12,103,950	2,744
Investment in DWS Government & Agency Securities Portfolio*	—	—	264,685	—
Cash	—	793,536	2,510	—
Foreign currency at value	—	—	7,072,829	—
Deposit with broker for futures contracts	—	—	1,049,714	—

Receivables:
Investment securities sold	—	—	—	810,063
Variation margin on futures contracts	—	—	178,551	—
Dividends	—	—	2,805,553	—
Interest	234,918	1,739,635	21,250	5,350
Affiliated securities lending income	—	—	7,809	—
Foreign tax reclaim	—	—	5,270,693	—
Total assets	$22,797,526	$141,514,294	$1,688,419,332	$3,820,385

Liabilities
Payable upon return of securities loaned	$—	$—	$264,685	$—

Payables:
Investment securities purchased	—	—	—	800,966
Investment advisory fees	1,258	17,167	123,852	240
Total liabilities	1,258	17,167	388,537	801,206
Net Assets, at value	$22,796,268	$141,497,127	$1,688,030,795	$3,019,179

Net Assets Consist of
Paid-in capital	$22,674,560	$152,712,193	$1,662,337,851	$3,001,480
Distributable earnings (loss)	121,708	(11,215,066)	25,692,944	17,699
Net Assets, at value	$22,796,268	$141,497,127	$1,688,030,795	$3,019,179
Number of Common Shares outstanding	900,001	5,450,001	67,200,001	100,001
Net Asset Value	$25.33	$25.96	$25.12	$30.19

Investment in non-affiliated securities at cost	$22,183,500	$144,581,470	$1,482,791,977	$3,002,340
Value of securities loaned	$—	$—	$250,129	$—
Investment in DWS Government Money Market Series at cost	$329,587	$—	$12,103,950	$2,744
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$264,685	$—
Foreign currency at cost	$—	$—	$7,057,925	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

22  |  DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2024 (Unaudited)

	Xtrackers California Municipal Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Xtrackers US 0-1 Year Treasury ETF(1)

Investment Income
Unaffiliated interest income	$340,476	$2,216,930	$—	$18,010
Unaffiliated dividend income*	—	—	23,944,637	—
Income distributions from affiliated funds	12,211	—	102,355	20
Affiliated securities lending income	—	—	63,044	—
Total investment income	352,687	2,216,930	24,110,036	18,030

Expenses
Investment advisory fees	11,529	102,736	1,084,157	240
Other expenses	52	58	3,650	—
Total expenses	11,581	102,794	1,087,807	240
Less fees waived (see note 3):
Waiver	(3,851)	—	(342,748)	(0)
Net expenses	7,730	102,794	745,059	240
Net investment income (loss)	344,957	2,114,136	23,364,977	17,790

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(223)	(755,937)	(18,786,826)	21
In-kind redemptions	—	—	6,653,842	—
Futures contracts	—	—	179,257	—
Foreign currency transactions	—	—	(99,575)	—
Net realized gain (loss)	(223)	(755,937)	(12,053,302)	21

Net change in unrealized appreciation (depreciation) on:
Investments	594,671	5,619,059	10,969,515	(112)
Futures contracts	—	—	(667,573)	—
Foreign currency translations	—	—	(45,139)	—
Net change in unrealized appreciation (depreciation)	594,671	5,619,059	10,256,803	(112)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	594,448	4,863,122	(1,796,499)	(91)
Net Increase (Decrease) in Net Assets Resulting from Operations	$939,405	$6,977,258	$21,568,478	$17,699

* Unaffiliated foreign tax withheld	$—	$—	$1,271,835	$—

(1)	For the period October 9, 2024 (commencement of operations) through November 30, 2024.

See Notes to Financial Statements.

DBX ETF Trust  |  23

Statements of Changes in Net Assets

	Xtrackers California Municipal		Xtrackers Municipal
	Bond ETF		Infrastructure Revenue Bond ETF
	For the Six Months Ended November 30, 2024 (Unaudited)	For the Period December 14, 2023(1) to May 31, 2024	For the Six Months Ended November 30, 2024 (Unaudited)
				Year Ended May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$344,957	$279,045	$2,114,136	$3,418,235
Net realized gain (loss)	(223)	(612)	(755,937)	(950,491)
Net change in net unrealized appreciation (depreciation)	594,671	(545,150)	5,619,059	922,519
Net increase (decrease) in net assets resulting from operations	939,405	(266,717)	6,977,258	3,390,263
Distributions to Shareholders	(345,987)	(204,993)	(2,065,012)	(3,363,269)
Fund Shares Transactions
Proceeds from shares sold	—	22,674,535	8,966,614	15,280,869
Value of shares redeemed	—	—	—	—
Net increase (decrease) in net assets resulting from fund share transactions	—	22,674,535	8,966,614	15,280,869
Total net increase (decrease) in Net Assets	593,418	22,202,825	13,878,860	15,307,863
Net Assets
Beginning of period	22,202,850	25	127,618,267	112,310,404
End of period	$22,796,268	$22,202,850	$141,497,127	$127,618,267

Changes in Shares Outstanding
Shares outstanding, beginning of period	900,001	1	5,100,001	4,500,001
Shares sold	—	900,000	350,000	600,000
Shares redeemed	—	—	—	—
Shares outstanding, end of period	900,001	900,001	5,450,001	5,100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

24  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI EAFE High		Xtrackers US 0-1 Year
	Dividend Yield Equity ETF		Treasury ETF
	For the Six Months Ended		For the Period October 9, 2024(1)
	November 30, 2024 (Unaudited)	Year Ended May 31, 2024	to November 30, 2024 (Unaudited)

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$23,364,977	$64,172,857	$17,790
Net realized gain (loss)	(12,053,302)	20,448,782	21
Net change in net unrealized appreciation (depreciation)	10,256,803	167,764,812	(112)
Net increase (decrease) in net assets resulting from operations	21,568,478	252,386,451	17,699
Distributions to Shareholders	(47,796,197)	(69,088,520)	—
Fund Shares Transactions
Proceeds from shares sold	165,883,938	257,617,875	3,001,450
Value of shares redeemed	(17,429,428)	(123,648,832)	—
Net increase (decrease) in net assets resulting from fund share transactions	148,454,510	133,969,043	3,001,450
Total net increase (decrease) in Net Assets	122,226,791	317,266,974	3,019,149
Net Assets
Beginning of period	1,565,804,004	1,248,537,030	30
End of period	$1,688,030,795	$1,565,804,004	$3,019,179

Changes in Shares Outstanding
Shares outstanding, beginning of period	61,300,001	55,600,001	1
Shares sold	6,600,000	10,700,000	100,000
Shares redeemed	(700,000)	(5,000,000)	—
Shares outstanding, end of period	67,200,001	61,300,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |  25

Financial Highlights

Xtrackers California Municipal Bond ETF

	For the Six Months Ended 11/30/2024 (Unaudited)		Period Ended 5/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$24.67		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.38		0.35
Net realized and unrealized gain (loss)	0.66		(0.45)
Total from investment operations	1.04		(0.10)
Less distributions from:
Net investment income	(0.38)		(0.23)
Total from distributions	(0.38)		(0.23)
Net Asset Value, end of period	$25.33		$24.67
Total Return (%)(c)	4.25	**	(0.40	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	23		22
Ratio of expenses before fee waiver (%)	0.10	*	0.15	*
Ratio of expenses after fee waiver (%)	0.07	*	0.08	*
Ratio of net investment income (loss) (%)	3.04	*	3.02	*
Portfolio turnover rate (%)(d)	2	**	2	**

(a)	For the period December 14, 2023 (commencement of operations) through May 31, 2024.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

26  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Municipal Infrastructure Revenue Bond ETF

	For the Six		Years Ended May 31,
	Months Ended
	11/30/2024
	(Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$25.02		$24.96	$25.88	$29.35	$27.75	$27.70
Income (loss) from investment operations:
Net investment income (loss)(a)	0.40		0.73	0.69	0.63	0.70	0.76
Net realized and unrealized gain (loss)	0.93		0.05 (b)	(0.91)	(3.48)	1.63	(0.00	)(c)
Total from investment operations	1.33		0.78	(0.22)	(2.85)	2.33	0.76
Less distributions from:
Net investment income	(0.39)		(0.72)	(0.70)	(0.62)	(0.73)	(0.71)
Total from distributions	(0.39)		(0.72)	(0.70)	(0.62)	(0.73)	(0.71)
Net Asset Value, end of period	$25.96		$25.02	$24.96	$25.88	$29.35	$27.75
Total Return (%)	5.34	**	3.25	(0.79)	(9.87)	8.50	2.77

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	141		128	112	162	138	97
Ratio of expenses (%)	0.15	*	0.15	0.15	0.15	0.15	0.15
Ratio of net investment income (loss) (%)	3.09	*	2.94	2.79	2.24	2.42	2.72
Portfolio turnover rate (%)(d)	9	**	9	12	27	10	12

(a)	Based on average shares outstanding during the period.

(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

(c)	Less than 0.005.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  27

Financial Highlights (Continued)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

	For the Six		Years Ended May 31,
	Months Ended
	11/30/2024
	(Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$25.54		$22.46	$23.47	$25.00	$19.89	$22.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.36		1.09	1.15	1.17	1.21	0.85
Net realized and unrealized gain (loss)	(0.02)		3.20	(1.14)	(1.60)	4.94	(2.00)
Total from investment operations	0.34		4.29	0.01	(0.43)	6.15	(1.15)
Less distributions from:
Net investment income	(0.76)		(1.21)	(1.02)	(1.10)	(1.04)	(0.96)
Total from distributions	(0.76)		(1.21)	(1.02)	(1.10)	(1.04)	(0.96)
Net Asset Value, end of period	$25.12		$25.54	$22.46	$23.47	$25.00	$19.89
Total Return (%)(b)	1.37	**	19.79	0.46	(1.72)	31.74	(5.58)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,688		1,566	1,249	955	739	409
Ratio of expenses before fee waiver (%)	0.13	*	0.20	0.20	0.20	0.20	0.20
Ratio of expenses after fee waiver (%)	0.09	*	0.12	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	2.83	*	4.62	5.32	4.92	5.38	3.86
Portfolio turnover rate (%)(c)	12	**	26	29	30	57	57

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

28  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers US 0-1 Year Treasury ETF

	Period Ended
	11/30/2024(a)
	(Unaudited)

Selected Per Share Data
Net Asset Value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.19
Net realized and unrealized gain (loss)	(0.00	)(c)
Total from investment operations	0.19
Net Asset Value, end of period	$30.19
Total Return (%)(d)	0.64	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3
Ratio of expenses before fee waiver (%)	0.06	*
Ratio of expenses after fee waiver (%)	0.06	*
Ratio of net investment income (loss) (%)	4.44	*
Portfolio turnover rate (%)(e)	0	**

(a)	For the period October 9, 2024 (commencement of operations) through November 30, 2024.

(b)	Based on average shares outstanding during the period.

(c)	Less than 0.005.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  29

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2024, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers California Municipal Bond ETF

Xtrackers Municipal Infrastructure Revenue Bond ETF

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers US 0-1 Year Treasury ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA

(“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers California Municipal Bond ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers US 0-1 Year Treasury ETF offer shares that are listed and traded on the Cboe BZX Exchange, Inc. (Cboe). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares except for Xtrackers US 0-1 Year Treasury ETF which lots consist of 20,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers California Municipal Bond ETF	ICE AMT-Free Broad Liquid California Municipal Index

Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

Xtrackers US 0-1 Year Treasury ETF	ICE U.S. Treasury Short Bond Index

The ICE AMT-Free Broad Liquid California Municipal Index is designed to track the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions. The ICE AMT-Free Broad Liquid California Municipal Index is rebalanced monthly on the last business day of each month.

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). Under normal circumstances, the Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

30  |  DBX ETF Trust

The ICE U.S. Treasury Short Bond Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year. The term “U.S. Treasury securities” refers to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. The ICE U.S. Treasury Short Bond Index is rebalanced on the last calendar day of the month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers California Municipal Bond ETF and Xtrackers US 0-1 Year Treasury ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying

Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. The Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks. Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF are diversified series of the Trust. In addition, Xtrackers MSCI EAFE High Dividend Yield Equity ETF may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index the Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation. The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

DBX ETF Trust  |  31

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of

Investments.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers California Municipal Bond ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers US 0-1 Year Treasury ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are

32  |  DBX ETF Trust

permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2024), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2024, the Funds did not incur any interest or penalties. At May 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers California Municipal Bond ETF	$612	$—	$612

Xtrackers Municipal Infrastructure Revenue Bond ETF	2,273,188	2,957,664	5,230,852

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	24,676,116	85,866,320	110,542,436

As of May 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers California Municipal Bond ETF	$22,505,333	$(545,285)	$752	$(546,037)

Xtrackers Municipal Infrastructure Revenue Bond ETF	136,580,952	(11,219,406)	124,742	(11,344,148)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,451,561,486	130,728,626	166,288,076	(35,559,450)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes. The Xtrackers MSCI EAFE High Dividend Yield Equity ETF may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2024, if any, are disclosed in the Fund’s

Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

DBX ETF Trust  |  33

Securities Lending. The Funds, except the Xtrackers California Municipal Bond ETF and the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI EAFE High Dividend Yield Equity ETF. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2024, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of November 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2024
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Common Stocks	$264,685	$—	$—	$—	$264,685

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$264,685

For the period ended November 30, 2024, Xtrackers US 0-1 Year Treasury ETF had no securities on loan.

Derivatives

Futures Contracts. Xtrackers MSCI EAFE High Dividend Yield Equity ETF may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2024, Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

34  |  DBX ETF Trust

A summary of the open futures contracts as of November 30, 2024 is included in a table following the Fund’s Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$35,169	Unrealized depreciation on futures contracts*	$167,204
	Total	$35,169	Total	$167,204

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$179,257

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$(667,573)

For the period ended November 30, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$18,552,775

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets (through August 12, 2024 for Xtrackers California Municipal Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF), computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers California Municipal Bond ETF	0.15%

Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

Xtrackers US 0-1 Year Treasury ETF	0.06%

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Effective August 13, 2024, for its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers California Municipal Bond ETF	0.07%

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.09%

The Advisor for the Xtrackers California Municipal Bond ETF had contractually agreed through August 12, 2024 to waive a portion of its fees and or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.07% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended November 30, 2024, the Advisor waived $3,599 of expenses to the Fund.

The Advisor for the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had contractually agreed through August 12, 2024 to waive a portion of its fees and or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.09% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended November 30, 2024, the Advisor waived $340,155 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers California Municipal Bond ETF	$252

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	2,593

Xtrackers US 0-1 Year Treasury ETF	0

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses distribution fees or expenses (if any), litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2024, the cost of investments purchased and proceeds from sale of investments

(excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers California Municipal Bond ETF	$1,259,032	$347,626

Xtrackers Municipal Infrastructure Revenue Bond ETF	15,969,026	11,457,634

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	201,745,832	203,997,825

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For the period ended November 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers Municipal Infrastructure Revenue Bond ETF	$5,070,013	$—

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	148,878,127	17,610,212

Xtrackers US 0-1 Year Treasury ETF	595,559	—

5. Fund Share Transactions

As of November 30, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of

Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2024, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held

Xtrackers California Municipal Bond ETF	94%

Xtrackers US 0-1 Year Treasury ETF	80%

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI EAFE High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2024.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers US 0-1 Year Treasury ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers US 0-1 Year Treasury ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and the Fund’s shareholders; (2) the financial resources of the “Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

38  |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale.

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust  |  39

November 30, 2024

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 96.5%

Australia – 4.6%

ANZ Group Holdings Ltd.	16,213	329,696

APA Group (a)	6,040	28,450

Aristocrat Leisure Ltd.	3,058	135,164

ASX Ltd.	930	40,081

BHP Group Ltd.	27,655	731,969

BlueScope Steel Ltd.	2,223	32,095

Brambles Ltd.	7,505	93,176

CAR Group Ltd.	2,171	58,779

Cochlear Ltd.	358	71,058

Coles Group Ltd.	7,841	95,097

Commonwealth Bank of Australia	9,070	938,360

Computershare Ltd.	2,948	61,333

CSL Ltd.	2,631	484,421

Endeavour Group Ltd.	7,234	20,624

Fortescue Ltd.	8,996	111,452

Goodman Group REIT	9,053	223,903

GPT Group REIT	10,314	32,029

Insurance Australia Group Ltd.	13,083	72,806

Lottery Corp. Ltd.	12,690	42,885

Macquarie Group Ltd.	1,935	291,752

Medibank Pvt Ltd.	14,557	36,278

Mineral Resources Ltd.	898	19,702

Mirvac Group REIT	19,793	27,892

MMG Ltd. *	18,436	6,255

National Australia Bank Ltd.	16,743	427,094

Northern Star Resources Ltd.	6,518	74,458

Orica Ltd.	2,398	28,332

Origin Energy Ltd.	10,088	71,540

Pro Medicus Ltd.	348	57,188

Qantas Airways Ltd. *	5,036	28,814

QBE Insurance Group Ltd.	8,102	105,715

Ramsay Health Care Ltd.	1,005	25,958

REA Group Ltd.	309	50,706

Reece Ltd.	1,497	25,139

Rio Tinto Ltd.	2,052	158,291

Santos Ltd.	17,279	74,513

Scentre Group REIT	27,024	64,880

SEEK Ltd.	1,815	30,929

Sonic Healthcare Ltd.	2,452	45,703

South32 Ltd.	26,758	64,940

Stockland REIT	14,494	49,360

Suncorp Group Ltd.	6,860	88,167

Telstra Group Ltd.	21,733	55,864

Transurban Group (a)	16,696	139,424

Treasury Wine Estates Ltd.	4,522	33,425

Vicinity Ltd. REIT	17,542	24,720

Washington H Soul Pattinson & Co. Ltd.	1,103	25,042

Wesfarmers Ltd.	6,172	289,232

	Number of Shares	Value $

Westpac Banking Corp.	18,684	406,640

WiseTech Global Ltd.	992	82,904

Woodside Energy Group Ltd.	10,391	166,155

Woolworths Group Ltd.	6,488	127,745

(Cost $5,813,032)		6,808,135

Austria – 0.1%

Erste Group Bank AG	1,913	105,073

OMV AG	752	30,179

Verbund AG	365	29,164

(Cost $140,610)		164,416

Belgium – 0.5%

Ageas SA/NV	773	39,071

Anheuser-Busch InBev SA/NV	4,769	257,096

D’ieteren Group	127	27,123

Elia Group SA/NV	179	16,793

Groupe Bruxelles Lambert NV	454	31,447

KBC Group NV	1,203	86,879

Lotus Bakeries NV	2	24,087

Sofina SA	87	20,219

Syensqo SA	387	28,776

UCB SA	698	136,917

Warehouses De Pauw CVA REIT	1,007	22,294

(Cost $748,264)		690,702

Brazil – 1.0%

Ambev SA	23,977	51,105

B3 SA - Brasil Bolsa Balcao	28,341	43,940

Banco Bradesco SA	9,033	16,833

Banco BTG Pactual S.A	6,431	32,604

Banco do Brasil SA	10,712	44,426

BB Seguridade Participacoes SA	3,712	20,839

BRF SA	3,410	14,165

Caixa Seguridade Participacoes S/A	4,395	10,692

CCR SA	5,360	9,899

Centrais Eletricas Brasileiras SA	6,720	38,671

Cia de Saneamento Basico do Estado de Sao Paulo	2,805	43,668

Cia Siderurgica Nacional SA	3,957	7,394

Cosan SA	5,210	8,889

CPFL Energia SA	1,773	9,683

Embraer SA *	3,656	35,583

Energisa SA	539	3,629

Engie Brasil Energia SA	1,304	8,297

Equatorial Energia SA	5,926	30,371

Hapvida Participacoes e Investimentos SA, 144A *	31,166	14,089

Hypera SA	1,555	5,082

Inter & Co., Inc., Class A	1,218	5,627

JBS SA	4,286	26,781

Klabin SA	4,054	15,075

Localiza Rent a Car SA	4,363	27,452

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Natura & Co. Holding SA	5,456	12,679

NU Holdings Ltd., Class A *	16,226	203,312

Petroleo Brasileiro SA	21,015	149,961

PRIO SA	4,263	28,650

Raia Drogasil SA	6,634	26,702

Rede D’Or Sao Luiz SA, 144A	4,966	22,491

Rumo SA	6,691	21,789

StoneCo Ltd., Class A *	1,210	11,471

Suzano SA	4,136	43,212

Telefonica Brasil SA	2,342	19,418

TIM SA	4,993	13,242

TOTVS SA	3,879	17,834

Ultrapar Participacoes SA	3,444	10,345

Vale SA	18,696	183,999

Vibra Energia SA	5,454	18,839

WEG SA	9,348	84,424

XP, Inc., Class A	1,829	24,765

(Cost $1,393,894)		1,417,927

Canada – 8.1%

Agnico Eagle Mines Ltd.	2,678	225,808

Air Canada *	952	16,971

Alimentation Couche-Tard, Inc.	4,098	239,737

AltaGas Ltd.	1,453	35,532

ARC Resources Ltd.	3,227	59,486

Bank of Montreal	3,956	377,192

Bank of Nova Scotia	6,711	382,726

Barrick Gold Corp.	2,794	49,198

Barrick Gold Corp.	6,961	121,904

BCE, Inc.	504	13,643

Brookfield Asset Management Ltd., Class A	1,903	109,153

Brookfield Corp.	7,410	455,349

CAE, Inc. *	1,686	39,629

Cameco Corp.	2,328	139,416

Canadian Apartment Properties REIT	406	13,295

Canadian Imperial Bank of Commerce	5,109	331,612

Canadian National Railway Co.	2,889	322,584

Canadian Natural Resources Ltd.	11,424	387,722

Canadian Pacific Kansas City Ltd.	5,048	386,167

Canadian Tire Corp. Ltd., Class A	281	30,981

Canadian Utilities Ltd., Class A	741	19,020

CCL Industries, Inc., Class B	775	42,958

Cenovus Energy, Inc.	7,731	122,468

CGI, Inc.	1,108	125,412

Constellation Software, Inc.	109	368,549

Descartes Systems Group, Inc. *	498	58,722

Dollarama, Inc.	1,580	164,573

Element Fleet Management Corp.	2,063	43,760

	Number of Shares	Value $

Emera, Inc.	1,485	56,657

Empire Co. Ltd., Class A	711	21,318

Enbridge, Inc.	11,785	509,815

Fairfax Financial Holdings Ltd.	110	156,050

First Quantum Minerals Ltd. *	3,683	50,320

FirstService Corp.	233	45,450

Fortis, Inc.	2,685	120,026

Franco-Nevada Corp.	1,022	125,138

George Weston Ltd.	314	50,470

GFL Environmental, Inc.	1,290	61,186

Gildan Activewear, Inc.	820	40,761

Great-West Lifeco, Inc.	1,367	49,216

Hydro One Ltd., 144A	1,916	62,660

iA Financial Corp., Inc.	538	51,423

IGM Financial, Inc.	279	9,427

Imperial Oil Ltd.	1,053	77,981

Intact Financial Corp.	984	187,411

Ivanhoe Mines Ltd., Class A *	4,073	54,834

Keyera Corp.	1,210	39,900

Kinross Gold Corp.	6,882	67,387

Loblaw Cos. Ltd.	835	108,359

Lundin Mining Corp.	3,700	36,309

Magna International, Inc.	1,349	61,305

Manulife Financial Corp.	9,558	307,666

MEG Energy Corp.	1,296	23,326

Metro, Inc.	1,196	77,928

National Bank of Canada	1,831	181,393

Nutrien Ltd.	2,695	125,882

Onex Corp.	341	27,737

Open Text Corp.	1,423	43,336

Pan American Silver Corp.	1,939	43,013

Parkland Corp.	811	20,939

Pembina Pipeline Corp.	3,108	128,036

Power Corp. of Canada	3,065	103,236

Quebecor, Inc., Class B	927	21,888

Restaurant Brands International, Inc.	1,616	112,542

Rogers Communications, Inc., Class B	1,960	69,993

Royal Bank of Canada	7,679	966,134

Saputo, Inc.	1,375	25,631

Shopify, Inc., Class A *	6,575	759,989

Stantec, Inc.	625	54,133

Sun Life Financial, Inc.	3,080	189,554

Suncor Energy, Inc.	6,885	273,944

TC Energy Corp.	5,681	276,960

Teck Resources Ltd., Class B	2,405	112,284

TELUS Corp.	2,598	40,450

TFI International, Inc.	411	62,574

Thomson Reuters Corp.	885	144,391

TMX Group Ltd.	1,571	49,672

Toromont Industries Ltd.	479	39,342

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Toronto-Dominion Bank	9,499	537,518

Tourmaline Oil Corp.	1,960	92,502

West Fraser Timber Co. Ltd.	335	32,903

Wheaton Precious Metals Corp.	2,522	156,924

WSP Global, Inc.	721	128,206

(Cost $8,468,705)		11,956,996

Chile – 0.1%

Antofagasta PLC	2,012	43,661

Banco de Chile	293,780	33,546

Banco de Credito e Inversiones SA	482	13,751

Banco Santander Chile	358,448	17,087

Cencosud SA	8,366	17,619

Empresas CMPC SA	7,004	11,045

Empresas Copec SA	2,082	12,942

Enel Americas SA	107,638	10,006

Enel Chile SA	123,794	6,817

Falabella SA *	4,372	14,822

Latam Airlines Group SA	512,540	7,108

(Cost $205,821)		188,404

China – 7.1%

360 Security Technology, Inc., Class A	3,700	6,838

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,900	4,418

AAC Technologies Holdings, Inc.	5,719	25,724

Advanced Micro-Fabrication Equipment, Inc., China, Class A	350	10,716

Agricultural Bank of China Ltd., Class A	29,100	19,305

Agricultural Bank of China Ltd., Class H	144,014	71,809

Aier Eye Hospital Group Co. Ltd., Class A	4,061	8,222

Air China Ltd., Class A *	6,900	7,880

Akeso, Inc., 144A *	3,263	30,653

Alibaba Group Holding Ltd.	88,406	950,364

Aluminum Corp. of China Ltd., Class A	7,300	7,571

Aluminum Corp. of China Ltd., Class H	18,258	10,840

Anhui Conch Cement Co. Ltd., Class A	1,200	4,247

Anhui Conch Cement Co. Ltd., Class H	6,369	16,615

Anhui Gujing Distillery Co. Ltd., Class A	100	2,615

Anhui Gujing Distillery Co. Ltd., Class B	526	7,524

Anhui Jianghuai Automobile Group Corp. Ltd., Class A	1,600	7,748

ANTA Sports Products Ltd.	7,147	70,631

	Number of Shares	Value $

Asymchem Laboratories Tianjin Co. Ltd., Class A	280	3,240

Autohome, Inc., ADR	356	9,794

Avary Holding Shenzhen Co. Ltd., Class A	1,900	8,794

AviChina Industry & Technology Co. Ltd., Class H	21,432	10,411

BAIC BluePark New Energy Technology Co. Ltd., Class A *	7,100	8,950

Baidu, Inc., Class A *	12,465	130,234

Bank of Beijing Co. Ltd., Class A	11,100	8,757

Bank of China Ltd., Class A	7,300	5,044

Bank of China Ltd., Class H	390,983	181,387

Bank of Communications Co. Ltd., Class A	11,800	11,929

Bank of Communications Co. Ltd., Class H	45,346	32,750

Bank of Hangzhou Co. Ltd., Class A	3,100	6,050

Bank of Jiangsu Co. Ltd., Class A	5,500	6,865

Bank of Nanjing Co. Ltd., Class A	3,100	4,519

Bank of Ningbo Co. Ltd., Class A	2,210	7,520

Bank of Shanghai Co. Ltd., Class A	5,590	6,322

Baoshan Iron & Steel Co. Ltd., Class A	10,200	9,313

Beijing Kingsoft Office Software, Inc., Class A	26	1,057

Beijing Tong Ren Tang Co. Ltd., Class A	100	562

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	203	2,042

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	21,700	17,149

Bilibili, Inc., Class Z *	1,097	21,006

BOE Technology Group Co. Ltd., Class A	15,500	9,192

BYD Co. Ltd., Class A	600	22,743

BYD Co. Ltd., Class H	5,467	178,172

BYD Electronic International Co. Ltd.	4,558	20,238

Cambricon Technologies Corp. Ltd., Class A *	200	15,475

Capital Securities Co. Ltd., Class A	2,700	8,982

CGN Power Co. Ltd., Class A	5,389	2,906

CGN Power Co. Ltd., Class H, 144A	56,054	18,585

Changchun High-Tech Industry Group Co. Ltd., Class A	200	2,958

Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	5,545

China CITIC Bank Corp. Ltd., Class H	47,717	30,416

China Coal Energy Co. Ltd., Class H	10,221	12,124

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

China Communications Services Corp. Ltd., Class H	13,924	7,301

China Construction Bank Corp., Class A	4,300	4,733

China Construction Bank Corp., Class H	525,529	395,089

China CSSC Holdings Ltd., Class A	1,300	6,333

China Eastern Airlines Corp. Ltd., Class A *	8,400	4,727

China Energy Engineering Corp. Ltd., Class A	17,700	5,712

China Everbright Bank Co. Ltd., Class A	14,000	6,951

China Everbright Bank Co. Ltd., Class H	13,203	4,581

China Feihe Ltd., 144A	21,191	15,604

China Galaxy Securities Co. Ltd., Class A	1,470	3,161

China Galaxy Securities Co. Ltd., Class H	18,076	16,377

China Hongqiao Group Ltd.	18,989	27,673

China International Capital Corp. Ltd., Class A	1,700	8,338

China International Capital Corp. Ltd., Class H, 144A	8,604	14,971

China Jushi Co. Ltd., Class A	4,400	6,888

China Life Insurance Co. Ltd., Class A	700	4,065

China Life Insurance Co. Ltd., Class H	41,753	78,984

China Literature Ltd., 144A *	2,004	7,288

China Longyuan Power Group Corp. Ltd., Class H	18,205	14,997

China Mengniu Dairy Co. Ltd.	15,510	33,845

China Merchants Bank Co. Ltd., Class A	7,000	35,084

China Merchants Bank Co. Ltd., Class H	19,657	89,047

China Merchants Energy Shipping Co. Ltd., Class A	6,700	5,831

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	5,300	8,691

China Merchants Securities Co. Ltd., Class A	4,100	10,835

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,300	3,737

China Minsheng Banking Corp. Ltd., Class A	13,500	7,373

China Minsheng Banking Corp. Ltd., Class H	28,268	11,007

China National Building Material Co. Ltd., Class H	30,956	13,208

China National Nuclear Power Co. Ltd., Class A	5,600	7,283

	Number of Shares	Value $

China National Software & Service Co. Ltd., Class A *	1,100	8,414

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	4,097

China Oilfield Services Ltd., Class H	10,756	9,303

China Pacific Insurance Group Co. Ltd., Class A	2,100	9,819

China Pacific Insurance Group Co. Ltd., Class H	14,712	46,227

China Petroleum & Chemical Corp., Class A	9,200	8,070

China Petroleum & Chemical Corp., Class H	123,201	65,864

China Railway Group Ltd., Class A	6,200	5,481

China Railway Group Ltd., Class H	18,089	8,694

China Resources Microelectronics Ltd., Class A	622	4,320

China Resources Mixc Lifestyle Services Ltd., 144A	3,457	12,995

China Resources Pharmaceutical Group Ltd., 144A	13,734	9,266

China Shenhua Energy Co. Ltd., Class A	2,516	13,867

China Shenhua Energy Co. Ltd., Class H	18,586	76,910

China State Construction Engineering Corp. Ltd., Class A	13,900	11,464

China Three Gorges Renewables Group Co. Ltd., Class A	12,800	8,050

China Tourism Group Duty Free Corp. Ltd., Class A	800	7,674

China Tower Corp. Ltd., Class H, 144A	267,198	35,025

China United Network Communications Ltd., Class A	10,000	7,103

China Vanke Co. Ltd., Class A *	3,300	3,914

China Vanke Co. Ltd., Class H *	11,424	9,425

China Yangtze Power Co. Ltd., Class A	8,300	31,275

Chongqing Brewery Co. Ltd., Class A	200	1,707

Chongqing Changan Automobile Co. Ltd., Class A	3,040	5,790

Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	5,503

Chongqing Zhifei Biological Products Co. Ltd., Class A	1,200	4,864

CITIC Ltd.	27,171	30,134

CITIC Securities Co. Ltd., Class A	3,430	14,547

CITIC Securities Co. Ltd., Class H	8,951	25,364

CMOC Group Ltd., Class A	6,163	6,188

CMOC Group Ltd., Class H	21,523	15,987

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

CNPC Capital Co. Ltd., Class A	7,900	8,128

Contemporary Amperex Technology Co. Ltd., Class A	1,386	49,938

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	4,490

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	6,514	4,964

COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	11,865

COSCO SHIPPING Holdings Co. Ltd., Class H	15,585	21,791

Country Garden Holdings Co. Ltd. * (b)	60,195	3,752

CRRC Corp. Ltd., Class A	8,000	8,750

CRRC Corp. Ltd., Class H	21,769	12,729

CSC Financial Co. Ltd., Class A	1,960	7,372

CSPC Pharmaceutical Group Ltd.	47,429	30,903

Daqin Railway Co. Ltd., Class A	7,700	7,232

Dongfang Electric Corp. Ltd., Class A	100	209

East Money Information Co. Ltd., Class A	5,434	20,430

Ecovacs Robotics Co. Ltd., Class A	200	1,415

ENN Energy Holdings Ltd.	3,792	25,462

Eoptolink Technology, Inc. Ltd., Class A	500	7,927

Eve Energy Co. Ltd., Class A	900	6,043

Everbright Securities Co. Ltd., Class A	1,800	4,888

Focus Media Information Technology Co. Ltd., Class A	3,200	3,045

Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,821	11,337

Fosun International Ltd.	20,586	11,164

Foxconn Industrial Internet Co. Ltd., Class A	4,300	13,160

Fuyao Glass Industry Group Co. Ltd., Class A	1,100	8,496

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,122	21,004

Ganfeng Lithium Group Co. Ltd., Class A	700	4,060

Genscript Biotech Corp. *	6,742	9,340

GF Securities Co. Ltd., Class A	2,000	4,535

Giant Biogene Holding Co. Ltd., 144A	1,486	9,548

GigaDevice Semiconductor, Inc., Class A *	168	1,988

Ginlong Technologies Co. Ltd., Class A	300	2,808

GoerTek, Inc., Class A	1,500	5,271

Goldwind Science & Technology Co. Ltd., Class A	4,300	6,619

	Number of Shares	Value $

Gotion High-tech Co. Ltd., Class A	1,500	4,802

Great Wall Motor Co. Ltd., Class A	1,200	4,333

Great Wall Motor Co. Ltd., Class H	12,150	19,518

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	5,804

Guangdong Haid Group Co. Ltd., Class A	400	2,560

Guanghui Energy Co. Ltd., Class A	2,500	2,483

Guangzhou Automobile Group Co. Ltd., Class A	3,800	4,633

Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	2,724

Guosen Securities Co. Ltd., Class A	5,900	9,350

Guotai Junan Securities Co. Ltd., Class A	2,500	6,527

H World Group Ltd., ADR	1,185	38,121

Haidilao International Holding Ltd., 144A	9,037	18,024

Haier Smart Home Co. Ltd., Class A	2,100	8,205

Haier Smart Home Co. Ltd., Class H	12,911	43,886

Haitian International Holdings Ltd.	4,391	11,184

Haitong Securities Co. Ltd., Class A	5,000	7,868

Haitong Securities Co. Ltd., Class H	13,895	12,357

Hangzhou First Applied Material Co. Ltd., Class A	1,097	2,643

Hangzhou Silan Microelectronics Co. Ltd., Class A *	800	3,054

Hansoh Pharmaceutical Group Co. Ltd., 144A	6,661	16,521

Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	3,718

Hengan International Group Co. Ltd.	3,735	10,680

Hengli Petrochemical Co. Ltd., Class A	1,800	3,565

Hisense Home Appliances Group Co. Ltd., Class H	2,402	6,776

Hithink RoyalFlush Information Network Co. Ltd., Class A	400	18,518

Hoshine Silicon Industry Co. Ltd., Class A	500	4,076

Hua Hong Semiconductor Ltd., 144A	2,631	6,948

Huadian Power International Corp. Ltd., Class A	8,000	5,815

Huadong Medicine Co. Ltd., Class A	700	3,763

Hualan Biological Engineering, Inc., Class A	670	1,558

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Huaneng Power International, Inc., Class A	3,500	3,365

Huaneng Power International, Inc., Class H	32,655	16,996

Huatai Securities Co. Ltd., Class A	1,700	4,213

Huatai Securities Co. Ltd., Class H, 144A	9,481	16,327

Huaxia Bank Co. Ltd., Class A	2,800	2,923

Huayu Automotive Systems Co. Ltd., Class A	1,700	3,967

Huizhou Desay Sv Automotive Co. Ltd., Class A	300	5,167

Hundsun Technologies, Inc., Class A	1,456	6,161

Hygon Information Technology Co. Ltd., Class A	639	11,088

Iflytek Co. Ltd., Class A	900	6,369

Imeik Technology Development Co. Ltd., Class A	140	4,092

Industrial & Commercial Bank of China Ltd., Class A	18,571	15,752

Industrial & Commercial Bank of China Ltd., Class H	381,183	223,378

Industrial Bank Co. Ltd., Class A	8,200	20,414

Industrial Securities Co. Ltd., Class A	1,950	1,732

Ingenic Semiconductor Co. Ltd., Class A	300	2,854

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	32,600	8,633

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,703

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	8,278

Inner Mongolia Yitai Coal Co. Ltd., Class B	6,200	13,578

Innovent Biologics, Inc., 144A *	6,432	31,865

JA Solar Technology Co. Ltd., Class A	1,764	4,233

JD Health International, Inc., 144A *	5,361	19,532

JD Logistics, Inc., 144A *	10,993	19,637

JD.com, Inc., Class A	13,122	242,494

Jiangsu Eastern Shenghong Co. Ltd., Class A	2,200	2,895

Jiangsu Expressway Co. Ltd., Class H	8,679	8,800

Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	4,391

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,100	14,682

Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,100	6,821

Jiangsu Yanghe Distillery Co. Ltd., Class A	700	8,279

	Number of Shares	Value $

Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	2,847

Jiangxi Copper Co. Ltd., Class A	2,200	6,387

Jiangxi Copper Co. Ltd., Class H	3,888	6,236

Jinko Solar Co. Ltd., Class A	4,383	5,289

Kanzhun Ltd., ADR	1,420	19,170

KE Holdings, Inc., ADR	3,355	63,242

Kingdee International Software Group Co. Ltd. *	14,242	16,033

Kingsoft Corp. Ltd.	5,323	21,480

Kuaishou Technology, 144A *	14,327	88,745

Kuang-Chi Technologies Co. Ltd., Class A	1,500	8,302

Kunlun Tech Co. Ltd., Class A	1,400	8,903

Kweichow Moutai Co. Ltd., Class A	400	84,173

Lenovo Group Ltd.	43,519	50,949

Lens Technology Co. Ltd., Class A	2,610	7,433

Li Auto, Inc., Class A *	6,600	77,269

Li Ning Co. Ltd.	11,441	23,466

Lingyi iTech Guangdong Co., Class A	3,100	3,673

Longfor Group Holdings Ltd., 144A	9,984	14,011

LONGi Green Energy Technology Co. Ltd., Class A	2,240	5,715

Luxshare Precision Industry Co. Ltd., Class A	2,249	11,998

Luzhou Laojiao Co. Ltd., Class A	600	11,480

Mango Excellent Media Co. Ltd., Class A	1,200	4,770

Maxscend Microelectronics Co. Ltd., Class A	160	2,047

Meituan, Class B, 144A *	26,886	582,886

Metallurgical Corp. of China Ltd., Class A	5,900	2,718

Midea Group Co. Ltd. *	1,897	16,907

Midea Group Co. Ltd., Class A	1,200	11,607

MINISO Group Holding Ltd.	2,152	10,703

Montage Technology Co. Ltd., Class A	617	5,734

Muyuan Foods Co. Ltd., Class A *	734	4,123

NARI Technology Co. Ltd., Class A	4,191	14,266

NAURA Technology Group Co. Ltd., Class A	200	11,466

NetEase, Inc.	10,649	183,929

New China Life Insurance Co. Ltd., Class A	1,300	8,492

New China Life Insurance Co. Ltd., Class H	4,165	12,739

New Hope Liuhe Co. Ltd., Class A *	1,400	1,840

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

New Oriental Education & Technology Group, Inc.	7,540	44,961

Ninestar Corp., Class A *	548	2,016

Ningbo Deye Technology Co. Ltd., Class A	252	2,998

Ningbo Tuopu Group Co. Ltd., Class A	725	5,230

Ningxia Baofeng Energy Group Co. Ltd., Class A	4,466	9,948

NIO, Inc., Class A *	8,968	39,415

Nongfu Spring Co. Ltd., Class H, 144A	11,153	47,442

Oppein Home Group, Inc., Class A	500	4,965

Orient Securities Co. Ltd., Class A	2,048	3,082

People’s Insurance Co. Group of China Ltd., Class A	5,600	5,592

People’s Insurance Co. Group of China Ltd., Class H	42,990	20,497

PetroChina Co. Ltd., Class A	7,700	8,538

PetroChina Co. Ltd., Class H	117,266	83,036

Pharmaron Beijing Co. Ltd., Class A	900	3,415

PICC Property & Casualty Co. Ltd., Class H	39,277	59,460

Ping An Bank Co. Ltd., Class A	6,600	10,359

Ping An Insurance Group Co. of China Ltd., Class A	3,600	26,440

Ping An Insurance Group Co. of China Ltd., Class H	36,066	207,643

Poly Developments and Holdings Group Co. Ltd., Class A	3,900	5,508

Pop Mart International Group Ltd., 144A	2,961	34,190

Postal Savings Bank of China Co. Ltd., Class A	14,000	10,234

Postal Savings Bank of China Co. Ltd., Class H, 144A	40,122	22,739

Power Construction Corp. of China Ltd., Class A	5,900	4,524

Qifu Technology, Inc., ADR	479	18,255

Qinghai Salt Lake Industry Co. Ltd., Class A *	2,400	5,912

Rongsheng Petrochemical Co. Ltd., Class A	2,550	3,355

SAIC Motor Corp. Ltd., Class A	2,400	5,819

Sanan Optoelectronics Co. Ltd., Class A	1,700	3,032

Sany Heavy Industry Co. Ltd., Class A	2,300	5,545

Satellite Chemical Co. Ltd., Class A	2,937	7,271

SDIC Power Holdings Co. Ltd., Class A	2,500	5,262

Seres Group Co. Ltd., Class A *	500	8,385

SF Holding Co. Ltd., Class A	1,860	10,574

	Number of Shares	Value $

SG Micro Corp., Class A	195	2,360

Shaanxi Coal Industry Co. Ltd., Class A	4,100	13,204

Shandong Gold Mining Co. Ltd., Class A	2,200	7,422

Shandong Gold Mining Co. Ltd., Class H, 144A	4,676	8,269

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	2,736

Shandong Weigao Group

Medical Polymer Co. Ltd., Class H	13,140	7,599

Shanghai Baosight Software Co. Ltd., Class A	1,310	5,063

Shanghai Baosight Software Co. Ltd., Class B	4,867	8,060

Shanghai Electric Group Co. Ltd., Class A *	6,400	7,503

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	4,048

Shanghai M&G Stationery, Inc., Class A	800	3,672

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,900

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,100	8,520

Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	12,134

Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,160	3,189

Shanghai Rural Commercial Bank Co. Ltd., Class A	7,000	8,033

Shanghai United Imaging Healthcare Co. Ltd., Class A	246	4,450

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,100	8,246

Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	1,796

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	11,799

Shenwan Hongyuan Group Co. Ltd., Class A	11,900	8,797

Shenzhen Inovance Technology Co. Ltd., Class A	1,050	8,732

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	390	14,012

Shenzhen Transsion Holdings Co. Ltd., Class A	368	4,808

Shenzhou International Group Holdings Ltd.	4,113	31,450

Sichuan Chuantou Energy Co. Ltd., Class A	1,900	4,319

Sichuan Road & Bridge Group Co. Ltd., Class A	3,920	4,028

Silergy Corp.	1,719	22,306

Sinopharm Group Co. Ltd., Class H	7,391	19,282

Sinotruk Hong Kong Ltd.	3,946	10,928

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Smoore International Holdings Ltd., 144A	9,890	14,616

Sungrow Power Supply Co. Ltd., Class A	700	7,847

Sunny Optical Technology Group Co. Ltd.	3,292	26,632

SUPCON Technology Co. Ltd., Class A	248	1,658

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,100	7,426

Suzhou Maxwell Technologies Co. Ltd., Class A	160	2,723

TAL Education Group, ADR *	1,935	19,215

TBEA Co. Ltd., Class A	1,950	3,658

TCL Technology Group Corp., Class A	1,280	826

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,375	1,995

Tencent Holdings Ltd.	35,180	1,799,373

Tencent Music Entertainment Group, ADR	4,077	46,519

Tianqi Lithium Corp., Class A	800	4,213

Tingyi Cayman Islands Holding Corp.	12,828	16,073

Tongcheng Travel Holdings Ltd.	5,859	14,291

TongFu Microelectronics Co. Ltd., Class A	2,000	8,273

Tongwei Co. Ltd., Class A	1,700	6,436

TravelSky Technology Ltd., Class H	4,252	5,716

Trina Solar Co. Ltd., Class A	1,184	3,976

Trip.com Group Ltd. *	3,322	217,087

Tsingtao Brewery Co. Ltd., Class A	200	2,013

Tsingtao Brewery Co. Ltd., Class H	3,683	23,050

Unigroup Guoxin Microelectronics Co. Ltd., Class A	475	4,323

Unisplendour Corp. Ltd., Class A	1,880	6,573

Vipshop Holdings Ltd., ADR	1,867	25,783

Wanhua Chemical Group Co. Ltd., Class A	1,021	10,461

Weichai Power Co. Ltd., Class A	2,100	3,887

Weichai Power Co. Ltd., Class H	11,894	16,386

Wens Foodstuff Group Co. Ltd., Class A	2,440	5,835

Will Semiconductor Co. Ltd., Class A	540	7,346

Wingtech Technology Co. Ltd., Class A	397	2,228

Wuliangye Yibin Co. Ltd., Class A	1,200	24,291

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	7,721

WuXi AppTec Co. Ltd., Class A	920	6,362

	Number of Shares	Value $

WuXi AppTec Co. Ltd., Class H, 144A	1,761	10,648

Wuxi Biologics Cayman, Inc., 144A *	19,627	37,834

Xiaomi Corp., Class B, 144A *	83,012	296,037

Xinjiang Daqo New Energy Co. Ltd., Class A	1,551	6,161

Xinyi Solar Holdings Ltd.	24,035	10,625

XPeng, Inc., Class A *	6,596	39,374

Yadea Group Holdings Ltd., 144A	6,835	10,804

Yangzijiang Shipbuilding Holdings Ltd.	13,900	25,026

Yankuang Energy Group Co. Ltd., Class A	1,365	2,749

Yankuang Energy Group Co. Ltd., Class H	16,877	19,412

Yealink Network Technology Corp. Ltd., Class A	1,600	8,366

Yifeng Pharmacy Chain Co. Ltd., Class A	1,008	3,256

Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,717

Yonyou Network Technology Co. Ltd., Class A *	1,700	3,100

YTO Express Group Co. Ltd., Class A	900	1,794

Yum China Holdings, Inc.	2,115	98,453

Yunnan Baiyao Group Co. Ltd., Class A	560	4,426

Yunnan Energy New Material Co. Ltd., Class A	300	1,541

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	6,430

Zhaojin Mining Industry Co. Ltd., Class H	7,703	11,246

Zhejiang Chint Electrics Co. Ltd., Class A	1,200	3,765

Zhejiang Dahua Technology Co. Ltd., Class A	2,500	5,631

Zhejiang Expressway Co. Ltd., Class H	7,852	5,166

Zhejiang Huayou Cobalt Co. Ltd., Class A	650	2,899

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	600	2,882

Zhejiang Leapmotor Technology Co. Ltd., 144A *	2,476	9,005

Zhejiang Zheneng Electric Power Co. Ltd., Class A	10,700	7,954

Zhongji Innolight Co. Ltd., Class A	340	5,943

Zhongsheng Group Holdings Ltd.	3,740	7,363

Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,233	11,446

Zijin Mining Group Co. Ltd., Class A	6,200	13,425

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Zijin Mining Group Co. Ltd., Class H	31,940	61,324

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	4,236

ZTE Corp., Class A	1,512	6,498

ZTE Corp., Class H	3,401	8,269

ZTO Express Cayman, Inc.	2,287	43,351

(Cost $10,521,944)		10,396,405

Colombia – 0.0%

Bancolombia SA	1,292	11,233

Interconexion Electrica SA ESP	2,692	10,191

(Cost $24,936)		21,424

Czech Republic – 0.0%

CEZ AS	865	34,844

Komercni Banka AS	384	13,112

Moneta Money Bank AS, 144A	1,726	8,894

(Cost $43,430)		56,850

Denmark – 2.0%

A.P. Moller – Maersk A/S, Class A	15	24,625

A.P. Moller – Maersk A/S, Class B	26	44,178

Carlsberg AS, Class B	535	55,172

Coloplast A/S, Class B	639	80,640

Danske Bank A/S	3,718	106,934

Demant A/S *	555	21,199

DSV A/S	1,119	239,274

Genmab A/S *	324	70,154

Novo Nordisk A/S, Class B	17,470	1,877,213

Novonesis (Novozymes) B, Class B	1,979	116,167

Orsted AS, 144A *	1,028	57,149

Pandora A/S	453	73,050

ROCKWOOL A/S, Class B	58	21,183

Tryg A/S	1,885	43,490

Vestas Wind Systems A/S *	5,212	81,127

Zealand Pharma A/S *	336	34,803

(Cost $1,685,880)		2,946,358

Egypt – 0.0%

Commercial International Bank - Egypt (CIB)	9,494	15,584

Eastern Co. SAE	16,695	9,134

Talaat Moustafa Group	5,332	6,235

(Cost $35,154)		30,953

Finland – 0.6%

Elisa OYJ	861	39,072

Fortum OYJ	2,399	36,217

Kesko OYJ, Class B	1,516	30,187

Kone OYJ, Class B	1,894	98,337

Metso Corp.	3,647	32,135

Neste OYJ	2,169	33,066

	Number of Shares	Value $

Nokia OYJ	28,856	121,527

Nordea Bank Abp	17,426	197,421

Orion OYJ, Class B	592	28,018

Sampo OYJ, Class A	2,657	113,995

Stora Enso OYJ, Class R	3,121	30,361

UPM-Kymmene OYJ	2,836	74,733

Wartsila OYJ Abp	2,711	49,362

(Cost $999,380)		884,431

France – 6.5%

Accor SA	1,089	50,341

Aeroports de Paris SA	162	18,773

Air Liquide SA	3,139	522,485

Airbus SE	3,231	504,562

Alstom SA *	1,850	41,683

Amundi SA, 144A	354	23,096

Arkema SA	254	20,161

AXA SA	9,671	337,545

BioMerieux	220	23,015

BNP Paribas SA	5,539	332,020

Bollore SE	3,354	20,712

Bouygues SA	970	28,908

Bureau Veritas SA	1,638	49,925

Capgemini SE	827	132,945

Carrefour SA	2,949	44,941

Cie de Saint-Gobain SA	2,461	224,871

Cie Generale des Etablissements Michelin SCA	3,586	116,698

Covivio SA REIT	397	21,847

Credit Agricole SA	5,615	75,290

Danone SA	3,491	238,888

Dassault Aviation SA	111	22,132

Dassault Systemes SE	3,757	129,818

Edenred SE	1,333	44,155

Eiffage SA	408	36,875

Engie SA	9,664	154,281

EssilorLuxottica SA	1,612	392,034

Eurazeo SE	230	16,929

Gecina SA REIT	248	25,025

Getlink SE	1,798	29,427

Hermes International SCA	172	375,887

Ipsen SA	194	22,461

Kering SA	391	91,345

Klepierre SA REIT	1,161	35,165

La Francaise des Jeux SAEM, 144A	489	19,355

Legrand SA	1,418	142,384

L’Oreal SA	1,316	457,719

LVMH Moet Hennessy Louis Vuitton SE	1,493	936,175

Orange SA	10,678	113,966

Pernod Ricard SA	1,111	124,514

Publicis Groupe SA	1,239	134,664

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Renault SA	1,084	46,496

Rexel SA	1,290	33,366

Safran SA	1,964	458,310

Sanofi SA	6,213	605,512

Sartorius Stedim Biotech	149	28,439

Schneider Electric SE	2,960	762,781

SEB SA	153	14,540

Societe Generale SA	4,002	106,285

Sodexo SA	476	39,595

Teleperformance SE	307	28,922

Thales SA	507	75,923

TotalEnergies SE	11,691	680,121

Unibail-Rodamco-Westfield REIT *	661	54,256

Veolia Environnement SA	3,618	105,564

Vinci SA	2,731	288,617

Vivendi SE	3,623	33,319

(Cost $7,866,585)		9,495,063

Germany – 5.3%

adidas AG	868	204,941

Allianz SE	2,126	657,435

BASF SE	4,850	217,732

Bayer AG	5,485	112,543

Bayerische Motoren Werke AG	1,696	125,677

Bechtle AG	436	14,350

Beiersdorf AG	538	69,833

Brenntag SE	712	45,964

Carl Zeiss Meditec AG	228	13,645

Commerzbank AG	5,199	79,918

Continental AG	609	39,985

Covestro AG, 144A *	1,056	64,506

CTS Eventim AG & Co. KGaA	348	30,771

Daimler Truck Holding AG	2,753	104,303

Delivery Hero SE, 144A *	1,055	43,254

Deutsche Bank AG (c)	10,166	172,935

Deutsche Boerse AG	1,027	240,743

Deutsche Lufthansa AG	3,344	22,423

Deutsche Post AG	5,586	205,549

Deutsche Telekom AG	18,937	606,843

E.ON SE	12,064	155,570

Evonik Industries AG	1,423	26,151

Fresenius Medical Care AG	1,074	47,283

Fresenius SE & Co. KGaA *	2,230	78,518

GEA Group AG	832	41,666

Hannover Rueck SE	323	84,466

Heidelberg Materials AG	760	96,034

Henkel AG & Co. KGaA	655	49,805

Infineon Technologies AG	7,053	230,009

Knorr-Bremse AG	396	30,237

LEG Immobilien SE	378	35,099

Mercedes-Benz Group AG	3,888	217,913

	Number of Shares	Value $

Merck KGaA	696	104,299

MTU Aero Engines AG	299	101,954

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	726	379,784

Nemetschek SE	316	32,840

Puma SE	568	26,629

Rational AG	34	31,844

Rheinmetall AG	227	149,522

RWE AG	3,248	109,549

SAP SE	5,668	1,349,051

Scout24 SE, 144A	397	35,733

Siemens AG	4,126	799,777

Siemens Energy AG *	3,426	184,985

Siemens Healthineers AG, 144A	1,599	86,845

Symrise AG	738	81,617

Talanx AG	325	27,585

Vonovia SE	3,966	131,793

Zalando SE, 144A *	1,242	38,670

(Cost $6,462,682)		7,838,578

Greece – 0.1%

Alpha Services and Holdings SA	11,231	17,430

Eurobank Ergasias Services and Holdings SA	15,433	32,665

Hellenic Telecommunications Organization SA	1,028	16,254

JUMBO SA	687	17,944

Metlen Energy & Metals SA	532	17,487

National Bank of Greece SA	4,666	32,917

OPAP SA	940	15,429

Piraeus Financial Holdings SA	5,866	21,511

Public Power Corp. SA	1,085	13,148

(Cost $146,474)		184,785

Hong Kong – 1.6%

AIA Group Ltd.	59,499	444,633

Alibaba Health Information Technology Ltd. *	41,897	19,653

Beijing Enterprises Holdings Ltd.	2,247	7,060

Beijing Enterprises Water Group Ltd.	28,956	7,926

BOC Hong Kong Holdings Ltd.	18,922	58,118

Bosideng International Holdings Ltd.	26,864	13,982

C&D International Investment Group Ltd.	4,992	8,250

China Gas Holdings Ltd.	16,974	14,048

China Merchants Port Holdings Co. Ltd.	8,722	13,787

China Overseas Land & Investment Ltd.	19,072	32,696

China Power International Development Ltd.	29,411	11,188

China Resources Beer Holdings Co. Ltd.	7,644	25,737

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

China Resources Gas Group Ltd.	5,043	18,017

China Resources Land Ltd.	17,453	51,587

China Resources Power Holdings Co. Ltd.	10,450	23,878

China Ruyi Holdings Ltd. *	31,722	8,357

China State Construction International Holdings Ltd.	10,027	13,968

China Taiping Insurance Holdings Co. Ltd.	8,233	12,993

Chow Tai Fook Jewellery Group Ltd.	11,518	10,554

CK Asset Holdings Ltd.	9,692	39,608

CK Hutchison Holdings Ltd.	14,617	76,077

CK Infrastructure Holdings Ltd.	3,210	22,111

CLP Holdings Ltd.	8,651	72,597

Far East Horizon Ltd.	11,447	7,723

Futu Holdings Ltd., ADR *	272	23,727

Galaxy Entertainment Group Ltd.	10,760	47,775

GCL Technology Holdings Ltd. *	113,715	21,190

Geely Automobile Holdings Ltd.	34,171	60,864

Guangdong Investment Ltd.	15,885	9,962

Hang Seng Bank Ltd.	4,311	51,219

Henderson Land Development Co. Ltd.	7,305	22,906

HKT Trust & HKT Ltd. (a)	17,819	22,144

Hong Kong & China Gas Co. Ltd.	62,733	47,565

Hong Kong Exchanges & Clearing Ltd.	6,655	247,850

Hongkong Land Holdings Ltd.	6,905	31,418

Jardine Matheson Holdings Ltd.	784	34,229

Kunlun Energy Co. Ltd.	20,591	19,423

Link REIT	14,812	64,434

MTR Corp. Ltd.	7,290	25,529

Orient Overseas International Ltd.	806	10,296

Power Assets Holdings Ltd.	7,274	47,674

Prudential PLC	14,827	121,291

Sino Biopharmaceutical Ltd.	48,940	20,440

Sino Land Co. Ltd.	25,844	25,308

SITC International Holdings Co. Ltd.	6,863	17,860

Sun Hung Kai Properties Ltd.	7,806	77,494

Swire Pacific Ltd., Class A	1,706	14,042

Techtronic Industries Co. Ltd.	7,779	109,566

Want Want China Holdings Ltd.	24,579	13,835

WH Group Ltd., 144A	46,189	36,624

Wharf Holdings Ltd.	4,871	13,365

Wharf Real Estate Investment Co. Ltd.	9,129	24,461

(Cost $2,655,902)		2,277,039

Hungary – 0.1%

MOL Hungarian Oil & Gas PLC	2,114	14,508

OTP Bank Nyrt	1,276	69,224

	Number of Shares	Value $

Richter Gedeon Nyrt	910	24,252

(Cost $94,396)		107,984

India – 5.3%

ABB India Ltd.	258	22,660

Adani Enterprises Ltd.	813	23,700

Adani Green Energy Ltd. *	1,781	27,905

Adani Ports & Special Economic Zone Ltd.	2,794	39,351

Adani Power Ltd. *	4,537	29,790

Alkem Laboratories Ltd.	200	13,355

Ambuja Cements Ltd.	3,510	22,079

APL Apollo Tubes Ltd.	732	13,137

Apollo Hospitals Enterprise Ltd.	535	43,238

Ashok Leyland Ltd.	7,955	21,849

Asian Paints Ltd.	2,028	59,513

Astral Ltd.	705	14,939

AU Small Finance Bank Ltd., 144A	2,033	14,036

Aurobindo Pharma Ltd.	1,299	19,411

Avenue Supermarts Ltd., 144A *	807	35,429

Axis Bank Ltd.	12,040	161,913

Bajaj Auto Ltd.	351	37,526

Bajaj Finance Ltd.	1,453	113,079

Bajaj Finserv Ltd.	2,125	39,734

Bajaj Holdings & Investment Ltd.	165	20,442

Balkrishna Industries Ltd.	396	13,029

Bank of Baroda	4,431	12,921

Bharat Electronics Ltd.	19,613	71,492

Bharat Forge Ltd.	1,373	21,648

Bharat Heavy Electricals Ltd.	6,461	19,200

Bharat Petroleum Corp. Ltd.	7,263	25,108

Bharti Airtel Ltd.	13,005	250,438

Bosch Ltd.	25	10,345

Britannia Industries Ltd.	541	31,636

BSE Ltd.	340	18,794

Canara Bank	10,695	12,912

CG Power & Industrial Solutions Ltd.	3,295	28,555

Cholamandalam Investment and Finance Co. Ltd.	2,248	32,829

Cipla Ltd.	2,736	49,668

Coal India Ltd.	9,388	46,264

Colgate-Palmolive India Ltd.	646	22,093

Container Corp. Of India Ltd.	1,276	12,509

Cummins India Ltd.	841	34,674

Dabur India Ltd.	2,240	13,975

Divi’s Laboratories Ltd.	686	50,114

Dixon Technologies India Ltd.	162	30,307

DLF Ltd.	3,512	34,205

Dr Reddy’s Laboratories Ltd.	2,915	41,478

Eicher Motors Ltd.	713	40,772

GAIL India Ltd.	12,955	30,581

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

GMR Airports Infrastructure Ltd.*	14,481	14,261

Godrej Consumer Products Ltd.	1,970	29,019

Godrej Properties Ltd. *	708	23,262

Grasim Industries Ltd.	1,401	43,213

Havells India Ltd.	1,308	26,595

HCL Technologies Ltd.	4,828	105,595

HDFC Asset Management Co. Ltd., 144A	429	21,346

HDFC Bank Ltd.	28,460	604,945

HDFC Life Insurance Co. Ltd., 144A	4,723	36,766

Hero MotoCorp Ltd.	623	35,109

Hindalco Industries Ltd.	7,110	55,216

Hindustan Aeronautics Ltd.	1,071	56,745

Hindustan Petroleum Corp. Ltd.	5,382	24,402

Hindustan Unilever Ltd.	4,149	122,568

ICICI Bank Ltd.	27,092	416,851

ICICI Lombard General Insurance Co. Ltd., 144A	1,341	29,549

ICICI Prudential Life Insurance Co. Ltd., 144A	2,347	19,434

IDFC First Bank Ltd. *	17,936	13,602

Indian Hotels Co. Ltd.	4,692	44,054

Indian Oil Corp. Ltd.	14,324	23,501

Indian Railway Catering & Tourism Corp. Ltd.	1,366	13,191

Indus Towers Ltd. *	5,918	24,468

IndusInd Bank Ltd.	1,153	13,589

Info Edge India Ltd.	332	32,436

Infosys Ltd.	16,991	373,587

InterGlobe Aviation Ltd., 144A *	940	48,714

ITC Ltd.	15,801	89,153

Jindal Stainless Ltd.	1,660	13,422

Jindal Steel & Power Ltd.	1,718	18,430

Jio Financial Services Ltd. *	14,953	58,107

JSW Energy Ltd.	2,140	16,580

JSW Steel Ltd.	3,029	34,629

Jubilant Foodworks Ltd.	1,341	10,229

Kalyan Jewellers India Ltd.	2,000	17,148

Kotak Mahindra Bank Ltd.	5,791	120,982

Larsen & Toubro Ltd.	3,544	156,228

LTIMindtree Ltd., 144A	340	24,837

Lupin Ltd.	1,200	29,124

Macrotech Developers Ltd., 144A	1,607	23,834

Mahindra & Mahindra Ltd.	4,733	166,144

Mankind Pharma Ltd. *	582	17,641

Marico Ltd.	3,062	23,372

Maruti Suzuki India Ltd.	626	82,044

Max Healthcare Institute Ltd.	4,256	49,349

Mphasis Ltd.	552	19,432

MRF Ltd.	13	19,270

	Number of Shares	Value $

Muthoot Finance Ltd.	753	17,084

Nestle India Ltd.	1,618	42,791

NHPC Ltd.	15,236	14,685

NMDC Ltd.	6,918	18,837

NTPC Ltd.	21,933	94,394

Oberoi Realty Ltd.	600	14,254

Oil & Natural Gas Corp. Ltd.	15,886	48,262

Oil India Ltd.	2,355	13,674

Oracle Financial Services Software Ltd.	101	13,981

Page Industries Ltd.	24	12,681

PB Fintech Ltd. *	1,591	35,661

Persistent Systems Ltd.	453	31,661

Petronet LNG Ltd.	3,652	14,397

Phoenix Mills Ltd.	1,044	20,464

PI Industries Ltd.	474	22,806

Pidilite Industries Ltd.	711	25,801

Polycab India Ltd.	280	24,183

Power Finance Corp. Ltd.	7,531	44,145

Power Grid Corp. of India Ltd.	22,933	89,402

Prestige Estates Projects Ltd.	630	12,306

Punjab National Bank	12,246	15,203

Rail Vikas Nigam Ltd.	2,429	12,529

REC Ltd.	6,357	40,070

Reliance Industries Ltd.	31,195	477,065

Samvardhana Motherson International Ltd.	10,995	21,140

SBI Cards & Payment Services Ltd.	1,384	11,475

SBI Life Insurance Co. Ltd., 144A	2,192	37,298

Shree Cement Ltd.	27	8,332

Shriram Finance Ltd.	1,505	53,784

Siemens Ltd.	501	44,830

Solar Industries India Ltd.	143	18,077

Sona Blw Precision Forgings Ltd., 144A	2,520	20,030

SRF Ltd.	534	14,314

State Bank of India	9,415	93,480

Sun Pharmaceutical Industries Ltd.	4,807	101,316

Sundaram Finance Ltd.	404	18,974

Supreme Industries Ltd.	354	19,486

Suzlon Energy Ltd. *	44,001	32,797

Tata Communications Ltd.	497	10,323

Tata Consultancy Services Ltd.	4,624	233,719

Tata Consumer Products Ltd.	3,189	36,181

Tata Elxsi Ltd.	183	14,447

Tata Motors Ltd.	10,459	97,347

Tata Power Co. Ltd.	7,492	36,721

Tata Steel Ltd.	39,436	67,460

Tech Mahindra Ltd.	2,740	55,526

Thermax Ltd.	230	12,494

Titan Co. Ltd.	1,787	68,713

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Torrent Pharmaceuticals Ltd.	430	16,917

Torrent Power Ltd.	895	16,002

Trent Ltd.	930	74,793

Tube Investments of India Ltd.	571	24,264

TVS Motor Co. Ltd.	1,128	32,499

UltraTech Cement Ltd.	604	80,076

Union Bank of India Ltd.	8,835	12,717

United Spirits Ltd.	1,735	31,398

UPL Ltd.	2,667	17,202

Varun Beverages Ltd.	5,502	40,450

Vedanta Ltd.	6,920	37,140

Vodafone Idea Ltd. *	109,132	10,797

Voltas Ltd.	1,100	21,588

Wipro Ltd.	6,137	41,969

Yes Bank Ltd. *	52,644	12,436

Zomato Ltd. *	33,003	109,270

Zydus Lifesciences Ltd.	1,144	13,078

(Cost $5,179,346)		7,847,802

Indonesia – 0.4%

Alamtri Resources Indonesia Tbk PT	76,684	10,066

Amman Mineral Internasional PT *	35,604	20,223

GoTo Gojek Tokopedia Tbk PT *	4,913,941	22,019

PT Astra International Tbk	120,312	38,725

PT Bank Central Asia Tbk	300,831	189,859

PT Bank Mandiri Persero Tbk	195,241	75,780

PT Bank Negara Indonesia Persero Tbk	77,328	24,304

PT Bank Rakyat Indonesia Persero Tbk	371,243	99,576

PT Barito Pacific Tbk	133,416	7,199

PT Chandra Asri Pacific Tbk	43,854	19,235

PT Charoen Pokphand Indonesia Tbk	43,004	12,675

PT Indah Kiat Pulp & Paper Tbk	19,309	8,835

PT Indofood CBP Sukses Makmur Tbk	14,130	10,612

PT Indofood Sukses Makmur Tbk	12,204	5,815

PT Kalbe Farma Tbk	118,590	11,226

PT Merdeka Copper Gold Tbk *	74,448	8,645

PT Sumber Alfaria Trijaya Tbk	101,957	18,339

PT Telkom Indonesia Persero Tbk	258,395	44,194

PT Unilever Indonesia Tbk	19,911	2,344

PT United Tractors Tbk	10,461	17,677

(Cost $640,826)		647,348

Ireland – 0.7%

AerCap Holdings NV	1,046	103,931

AIB Group PLC	9,780	53,303

Bank of Ireland Group PLC	5,379	47,180

DCC PLC	535	39,039

Experian PLC	4,951	236,709

	Number of Shares	Value $

James Hardie Industries PLC CDI*	2,295	84,161

Kerry Group PLC, Class A	888	85,942

Kingspan Group PLC	825	62,165

PDD Holdings, Inc., ADR *	3,765	363,548

(Cost $845,805)		1,075,978

Israel – 0.6%

Azrieli Group Ltd.	231	18,521

Bank Hapoalim BM	6,642	76,255

Bank Leumi Le-Israel BM	8,105	92,225

Check Point Software Technologies Ltd. *	513	93,366

CyberArk Software Ltd. *	231	74,731

Elbit Systems Ltd.	131	31,834

Global-e Online Ltd. *	529	27,656

ICL Group Ltd.	3,868	17,478

Israel Discount Bank Ltd., Class A	7,386	48,554

Mizrahi Tefahot Bank Ltd.	933	40,281

Monday.com Ltd. *	197	56,216

Nice Ltd. *	365	65,728

Teva Pharmaceutical Industries Ltd., ADR *	5,759	96,636

Wix.com Ltd. *	264	59,067

(Cost $623,565)		798,548

Italy – 1.5%

Amplifon SpA	677	17,217

Banco BPM SpA	6,946	52,956

BPER Banca SPA	5,313	32,488

Davide Campari-Milano NV	3,108	18,676

DiaSorin SpA	138	15,452

Enel SpA	43,975	316,929

Eni SpA	12,104	171,726

Ferrari NV	697	303,685

FinecoBank Banca Fineco SpA	3,292	52,921

Generali	5,303	151,978

Infrastrutture Wireless Italiane SpA, 144A	2,002	20,658

Intesa Sanpaolo SpA	77,155	296,156

Leonardo SpA	2,187	58,950

Mediobanca Banca di Credito Finanziario SpA	2,550	37,255

Moncler SpA	1,215	59,598

Nexi SpA, 144A *	3,019	17,905

Poste Italiane SpA, 144A	2,672	37,567

Prysmian SpA	1,505	99,419

Recordati Industria Chimica e Farmaceutica SpA	582	31,751

Snam SpA	11,029	51,497

Telecom Italia SpA *	55,633	13,383

Terna - Rete Elettrica Nazionale	7,016	59,460

UniCredit SpA	7,998	307,973

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Unipol Gruppo SpA	2,056	24,848

(Cost $1,699,438)		2,250,448

Japan – 13.9%

Advantest Corp.	4,200	231,275

Aeon Co. Ltd.	3,900	93,669

AGC, Inc.	1,000	31,342

Aisin Corp.	3,400	35,854

Ajinomoto Co., Inc.	2,517	105,666

ANA Holdings, Inc.	1,000	19,306

Asahi Group Holdings Ltd.	7,300	79,493

Asahi Kasei Corp.	7,100	50,674

Asics Corp.	4,020	80,674

Astellas Pharma, Inc.	10,100	105,394

Bandai Namco Holdings, Inc.	3,500	73,911

Bridgestone Corp.	3,100	110,812

Brother Industries Ltd.	1,019	17,943

Canon, Inc.	5,100	165,910

Capcom Co. Ltd.	2,100	49,202

Central Japan Railway Co.	4,400	90,770

Chiba Bank Ltd.	3,600	30,084

Chubu Electric Power Co., Inc.	3,800	40,199

Chugai Pharmaceutical Co. Ltd.	3,681	162,304

Concordia Financial Group Ltd.	5,500	32,995

Dai Nippon Printing Co. Ltd.	2,000	30,540

Daifuku Co. Ltd.	1,800	37,494

Dai-ichi Life Holdings, Inc.	5,200	140,773

Daiichi Sankyo Co. Ltd.	9,674	307,016

Daikin Industries Ltd.	1,413	170,865

Daito Trust Construction Co. Ltd.	300	33,530

Daiwa House Industry Co. Ltd.	3,171	99,703

Daiwa Securities Group, Inc.	7,200	48,380

Denso Corp.	9,700	138,007

Dentsu Group, Inc.	990	25,299

Disco Corp.	523	141,899

East Japan Railway Co.	5,010	97,763

Eisai Co. Ltd.	1,200	37,450

ENEOS Holdings, Inc.	15,193	82,118

FANUC Corp.	5,125	133,125

Fast Retailing Co. Ltd.	1,017	347,359

Fuji Electric Co. Ltd.	800	45,031

FUJIFILM Holdings Corp.	6,200	139,794

Fujikura Ltd.	1,400	49,791

Fujitsu Ltd.	8,700	166,628

Hankyu Hanshin Holdings, Inc.	1,200	32,927

Hikari Tsushin, Inc.	100	21,906

Hitachi Construction Machinery Co. Ltd.	600	13,544

Hitachi Ltd.	25,140	630,180

Honda Motor Co. Ltd.	24,148	208,414

Hoshizaki Corp.	656	26,544

Hoya Corp.	1,840	236,824

	Number of Shares	Value $

Hulic Co. Ltd.	1,600	14,424

Idemitsu Kosan Co. Ltd.	5,560	37,145

Inpex Corp.	5,300	69,916

Isuzu Motors Ltd.	3,600	48,043

ITOCHU Corp.	6,500	320,743

Japan Airlines Co. Ltd.	900	15,009

Japan Exchange Group, Inc.	5,300	63,877

Japan Post Bank Co. Ltd.	7,600	71,917

Japan Post Holdings Co. Ltd.	10,799	108,214

Japan Post Insurance Co. Ltd.	1,100	23,075

Japan Real Estate Investment Corp. REIT	7	25,916

Japan Tobacco, Inc.	6,529	184,081

JFE Holdings, Inc.	3,400	38,831

Kajima Corp.	1,800	32,875

Kansai Electric Power Co., Inc.	4,100	52,757

Kao Corp.	2,611	113,660

Kawasaki Kisen Kaisha Ltd.	2,100	27,962

KDDI Corp.	8,000	264,635

Keyence Corp.	1,034	447,210

Kikkoman Corp.	3,900	42,782

Kirin Holdings Co. Ltd.	4,425	61,789

Kobe Bussan Co. Ltd.	800	20,171

Kokusai Electric Corp.	700	11,601

Komatsu Ltd.	5,000	134,523

Konami Group Corp.	500	49,368

Kubota Corp.	5,500	68,842

Kyocera Corp.	6,818	67,137

Kyowa Kirin Co. Ltd.	1,200	19,936

Lasertec Corp.	462	50,757

LY Corp.	14,100	38,812

M3, Inc.	2,442	23,663

Makita Corp.	1,400	43,822

Marubeni Corp.	7,600	114,477

MatsukiyoCocokara & Co.	1,800	25,249

McDonald’s Holdings Co. Japan Ltd.	400	16,546

MEIJI Holdings Co. Ltd.	1,500	32,077

MINEBEA MITSUMI, Inc.	1,600	26,185

Mitsubishi Chemical Group Corp.	6,700	35,143

Mitsubishi Corp.	18,119	305,797

Mitsubishi Electric Corp.	10,100	171,911

Mitsubishi Estate Co. Ltd.	6,300	89,233

Mitsubishi HC Capital, Inc.	4,600	31,048

Mitsubishi Heavy Industries Ltd.	16,900	248,181

Mitsubishi UFJ Financial Group, Inc.	60,300	722,117

Mitsui & Co. Ltd.	13,800	289,206

Mitsui Chemicals, Inc.	800	18,546

Mitsui Fudosan Co. Ltd.	14,213	119,107

Mitsui OSK Lines Ltd.	1,900	65,124

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Mizuho Financial Group, Inc.	13,047	329,924

MonotaRO Co. Ltd.	1,200	21,399

MS&AD Insurance Group Holdings, Inc.	6,827	152,426

Murata Manufacturing Co. Ltd.	9,265	155,407

NEC Corp.	1,345	114,555

Nexon Co. Ltd.	1,460	20,084

Nidec Corp.	4,728	87,046

Nintendo Co. Ltd.	5,786	340,649

Nippon Building Fund, Inc. REIT	42	35,225

Nippon Paint Holdings Co. Ltd.	5,900	40,354

Nippon Sanso Holdings Corp.	1,000	29,183

Nippon Steel Corp.	4,910	100,372

Nippon Telegraph & Telephone Corp.	157,200	161,150

Nippon Yusen KK	2,200	70,511

Nissan Motor Co. Ltd.	10,900	26,143

Nissin Foods Holdings Co. Ltd.	945	25,122

Nitori Holdings Co. Ltd.	401	51,518

Nitto Denko Corp.	4,200	67,025

Nomura Holdings, Inc.	16,100	96,983

Nomura Research Institute Ltd.	2,156	66,003

NTT Data Group Corp.	3,700	71,656

Obayashi Corp.	3,800	54,217

Obic Co. Ltd.	1,500	49,168

Olympus Corp.	6,387	100,731

Omron Corp.	1,100	35,035

Ono Pharmaceutical Co. Ltd.	1,700	19,677

Oracle Corp.	200	20,476

Oriental Land Co. Ltd.	5,925	140,087

ORIX Corp.	6,084	136,894

Osaka Gas Co. Ltd.	1,808	39,678

Otsuka Corp.	1,216	30,327

Otsuka Holdings Co. Ltd.	2,383	138,308

Pan Pacific International Holdings Corp.	1,800	45,794

Panasonic Holdings Corp.	13,181	129,088

Rakuten Group, Inc. *	7,700	44,171

Recruit Holdings Co. Ltd.	7,600	527,439

Renesas Electronics Corp.	9,365	122,883

Resona Holdings, Inc.	10,800	90,216

Ricoh Co. Ltd.	2,761	31,404

SBI Holdings, Inc.	1,517	38,320

SCREEN Holdings Co. Ltd.	400	25,132

SCSK Corp.	900	18,212

Secom Co. Ltd.	2,110	73,647

Seiko Epson Corp.	1,700	30,213

Sekisui Chemical Co. Ltd.	2,200	35,564

Sekisui House Ltd.	3,400	80,433

Seven & i Holdings Co. Ltd.	12,083	210,266

SG Holdings Co. Ltd.	1,900	18,677

Shimadzu Corp.	1,400	39,416

	Number of Shares	Value $

Shimano, Inc.	453	63,421

Shin-Etsu Chemical Co. Ltd.	9,795	363,549

Shionogi & Co. Ltd.	4,327	61,273

Shiseido Co. Ltd.	1,927	36,772

Shizuoka Financial Group, Inc.	2,000	17,803

SMC Corp.	289	122,715

SoftBank Corp.	149,600	193,048

SoftBank Group Corp.	5,200	310,527

Sompo Holdings, Inc.	5,200	137,124

Sony Group Corp.	33,900	681,217

Subaru Corp.	3,500	56,287

Sumitomo Corp.	5,700	122,197

Sumitomo Electric Industries Ltd.	4,200	81,002

Sumitomo Metal Mining Co. Ltd.	1,528	37,740

Sumitomo Mitsui Financial Group, Inc.	20,200	497,575

Sumitomo Mitsui Trust Holdings, Inc.	3,920	98,131

Sumitomo Realty & Development Co. Ltd.	1,656	51,327

Suntory Beverage & Food Ltd.	800	27,228

Suzuki Motor Corp.	8,600	91,178

Sysmex Corp.	2,500	52,860

T&D Holdings, Inc.	2,500	47,330

Taisei Corp.	800	34,809

Takeda Pharmaceutical Co. Ltd.	8,553	233,373

TDK Corp.	10,675	137,611

Terumo Corp.	7,100	144,761

TIS, Inc.	1,000	24,485

Toho Co. Ltd.	700	30,607

Tokio Marine Holdings, Inc.	10,153	377,515

Tokyo Electric Power Co. Holdings, Inc. *	8,233	29,501

Tokyo Electron Ltd.	2,464	383,827

Tokyo Gas Co. Ltd.	1,900	57,264

Tokyu Corp.	3,000	35,084

TOPPAN Holdings, Inc.	1,100	29,455

Toray Industries, Inc.	7,447	47,492

TOTO Ltd.	740	19,934

Toyota Industries Corp.	900	67,061

Toyota Motor Corp.	55,720	950,077

Toyota Tsusho Corp.	3,600	61,371

Trend Micro, Inc.	786	43,224

Unicharm Corp.	2,005	52,135

West Japan Railway Co.	2,441	45,928

Yakult Honsha Co. Ltd.	1,200	24,499

Yamaha Motor Co. Ltd.	4,800	41,716

Yaskawa Electric Corp.	1,300	34,046

Yokogawa Electric Corp.	1,461	32,542

Zensho Holdings Co. Ltd.	600	36,171

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

ZOZO, Inc.	733	23,086

(Cost $15,474,415)		20,489,907

Kazakhstan – 0.0%

Solidcore Resources PLC * (b)

(Cost $24,991)	1,592	0

Kuwait – 0.2%

Boubyan Bank KSCP	7,025	12,497

Gulf Bank KSCP	7,703	7,991

Kuwait Finance House KSCP	54,100	129,840

Mabanee Co KPSC	3,858	10,275

Mobile Telecommunications Co. KSCP	10,296	15,436

National Bank of Kuwait SAKP	41,666	117,884

(Cost $247,797)		293,923

Luxembourg – 0.1%

ArcelorMittal SA	2,512	63,378

CVC Capital Partners PLC, 144A *	1,154	28,297

Eurofins Scientific SE	711	35,207

Reinet Investments SCA	752	19,997

Tenaris SA	2,432	46,740

(Cost $179,344)		193,619

Macau – 0.0%

Sands China Ltd. *

(Cost $49,213)	12,920	32,942

Malaysia – 0.4%

AMMB Holdings Bhd	10,087	12,231

Axiata Group Bhd	11,876	6,252

Celcomdigi Bhd	20,644	16,627

CIMB Group Holdings Bhd	35,718	66,293

Gamuda Bhd	9,599	19,220

Genting Bhd	15,600	13,126

Genting Malaysia Bhd	19,900	9,670

Hong Leong Bank Bhd	3,524	16,395

IHH Healthcare Bhd	9,091	14,848

Inari Amertron Bhd	19,500	12,108

IOI Corp. Bhd	12,200	10,430

Kuala Lumpur Kepong Bhd	2,173	10,198

Malayan Banking Bhd	31,523	72,336

Malaysia Airports Holdings Bhd	4,754	11,337

Maxis Bhd	12,100	9,446

MISC Bhd	5,400	8,808

MR DIY Group M Bhd, 144A	17,400	7,085

Nestle Malaysia Bhd	300	6,526

Petronas Chemicals Group Bhd	20,457	21,446

Petronas Dagangan Bhd	1,500	6,614

Petronas Gas Bhd	4,041	16,219

PPB Group Bhd	2,440	7,202

Press Metal Aluminium Holdings Bhd	19,400	20,251

Public Bank Bhd	80,900	81,355

	Number of Shares	Value $

QL Resources Bhd	12,700	13,914

RHB Bank Bhd	10,331	15,711

SD Guthrie Bhd	12,711	13,755

Sime Darby Bhd	25,100	12,875

Sunway Bhd	11,100	12,111

Telekom Malaysia Bhd	4,400	6,286

Tenaga Nasional Bhd	15,600	47,941

YTL Corp. Bhd	21,000	9,827

YTL Power International Bhd	20,000	15,298

(Cost $599,127)		623,741

Mexico – 0.5%

Alfa SAB de CV, Class A	22,064	16,762

America Movil SAB de CV, Series B	100,501	75,067

Arca Continental SAB de CV	2,825	23,867

Cemex SAB de CV, Series CPO	74,545	40,780

Coca-Cola Femsa SAB de CV	2,756	21,798

Fibra Uno Administracion SA de CV REIT	15,578	16,241

Fomento Economico Mexicano SAB de CV	10,134	89,006

Gruma SAB de CV, Class B	831	14,077

Grupo Aeroportuario del Centro Norte SAB de CV	1,176	9,140

Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,107	38,833

Grupo Aeroportuario del Sureste SAB de CV, Class B	809	20,622

Grupo Bimbo SAB de CV, Series A	6,126	17,981

Grupo Carso SAB de CV, Series A1	3,205	19,157

Grupo Comercial Chedraui SA de CV	2,291	14,924

Grupo Financiero Banorte SAB de CV, Class O	13,675	90,880

Grupo Financiero Inbursa SAB de CV, Class O *	10,148	23,921

Grupo Mexico SAB de CV, Series B	16,824	81,197

Industrias Penoles SAB de CV *	1,227	17,662

Kimberly-Clark de Mexico SAB de CV, Class A	7,397	9,931

Operadora De Sites Mexicanos SAB de CV, Class A-1	8,008	5,321

Prologis Property Mexico SA de CV REIT	4,147	12,288

Promotora y Operadora de Infraestructura SAB de CV	1,013	9,703

Wal-Mart de Mexico SAB de CV	28,744	76,082

(Cost $724,172)		745,240

Netherlands – 2.9%

ABN AMRO Bank NV, 144A	2,804	43,666

Adyen NV, 144A *	121	176,510

Aegon Ltd.	7,344	47,426

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Akzo Nobel NV	942	55,130

Argenx SE *	316	196,106

ASM International NV	249	134,762

ASML Holding NV	2,167	1,509,934

ASR Nederland NV	771	36,963

BE Semiconductor Industries NV	419	50,107

Euronext NV, 144A	466	52,128

EXOR NV	526	52,132

Ferrovial SE	2,814	116,204

Heineken Holding NV	672	42,671

Heineken NV	1,537	113,960

IMCD NV	282	42,408

ING Groep NV	18,232	282,825

JDE Peet’s NV	513	10,245

Koninklijke Ahold Delhaize NV	4,950	171,040

Koninklijke KPN NV	21,238	82,510

Koninklijke Philips NV *	4,464	121,838

Nebius Group N.V., Class A * (b)	1,576	0

NEPI Rockcastle NV *	3,598	27,882

NN Group NV	1,414	65,798

Prosus NV *	7,419	302,677

QIAGEN NV *	1,242	54,397

Randstad NV	680	29,944

Stellantis NV	10,990	145,803

Universal Music Group NV	4,446	107,326

Wolters Kluwer NV	1,314	219,646

(Cost $3,307,520)		4,292,038

New Zealand – 0.2%

Auckland International Airport Ltd.	7,370	33,900

Fisher & Paykel Healthcare Corp. Ltd.	3,057	68,948

Infratil Ltd.	5,075	38,656

Mercury NZ Ltd.	3,302	12,957

Meridian Energy Ltd.	7,205	26,521

Xero Ltd. *	815	92,437

(Cost $209,947)		273,419

Norway – 0.4%

Aker BP ASA	1,654	33,941

DNB Bank ASA	4,697	98,216

Equinor ASA	4,452	107,822

Gjensidige Forsikring ASA	970	17,268

Kongsberg Gruppen ASA	445	52,394

Mowi ASA	2,364	42,940

Norsk Hydro ASA	6,875	42,561

Orkla ASA	4,082	37,702

Salmar ASA	445	23,152

Telenor ASA	3,174	37,400

Yara International ASA	1,058	29,785

(Cost $490,362)		523,181

	Number of Shares	Value $

Peru – 0.1%

Cia de Minas Buenaventura SAA, ADR	1,115	13,491

Credicorp Ltd.	353	65,471

(Cost $71,142)		78,962

Philippines – 0.2%

Ayala Corp.	1,280	13,360

Ayala Land, Inc.	40,600	19,803

Bank of the Philippine Islands	11,415	25,036

BDO Unibank, Inc.	13,760	36,257

International Container Terminal Services, Inc.	4,900	30,920

JG Summit Holdings, Inc.	8,670	3,261

Jollibee Foods Corp.	1,900	8,360

Manila Electric Co.	1,780	14,541

Metropolitan Bank & Trust Co.	10,501	13,656

PLDT, Inc.	445	9,843

SM Investments Corp.	1,045	15,594

SM Prime Holdings, Inc.	62,900	28,320

Universal Robina Corp.	3,920	5,278

(Cost $230,501)		224,229

Poland – 0.3%

Alior Bank SA	353	7,938

Allegro.eu SA, 144A *	3,266	23,144

Bank Polska Kasa Opieki SA	1,008	33,680

Budimex SA	118	13,701

CD Projekt SA	360	14,826

Dino Polska SA, 144A *	283	26,900

InPost SA *	1,069	18,757

KGHM Polska Miedz SA	819	25,670

LPP SA	6	23,144

mBank SA *	96	12,533

ORLEN SA	2,826	35,514

PGE Polska Grupa Energetyczna SA *	4,902	8,124

Powszechna Kasa Oszczednosci Bank Polski SA	4,733	65,169

Powszechny Zaklad Ubezpieczen SA	3,405	37,071

Santander Bank Polska SA	220	23,692

(Cost $350,222)		369,863

Portugal – 0.1%

EDP SA	18,177	65,828

Galp Energia SGPS SA	2,515	41,349

Jeronimo Martins SGPS SA	1,313	25,623

(Cost $133,726)		132,800

Qatar – 0.2%

Barwa Real Estate Co.	7,266	5,530

Commercial Bank PSQC	17,134	19,760

Dukhan Bank	10,103	9,850

Industries Qatar QSC	7,879	28,088

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Masraf Al Rayan QSC	37,307	24,643

Mesaieed Petrochemical Holding Co.	25,772	10,844

Ooredoo QPSC	5,108	16,610

Qatar Electricity & Water Co. QSC	2,691	11,722

Qatar Fuel QSC	2,870	11,674

Qatar Gas Transport Co. Ltd.	15,797	18,101

Qatar International Islamic Bank QSC	7,580	22,088

Qatar Islamic Bank QPSC	9,045	51,970

Qatar National Bank QPSC	24,083	113,106

(Cost $309,360)		343,986

Russia – 0.0%

Alrosa PJSC * (b)	15,266	0

Gazprom PJSC * (b)	63,321	0

GMK Norilskiy Nickel PAO * (b)	35,200	0

Inter RAO UES PJSC * (b)	208,853	0

LUKOIL PJSC * (b)	2,194	0

Magnit PJSC * (b)	443	0

Mobile TeleSystems PJSC, ADR * (b)	3,019	0

Moscow Exchange MICEX-RTS PJSC * (b)	8,105	0

Novatek PJSC * (b)	5,150	0

Novolipetsk Steel PJSC * (b)	7,219	0

Ozon Holdings PLC, ADR * (b)	322	0

PhosAgro PJSC * (b)	217	0

PhosAgro PJSC, GDR * (b)	4	0

Polyus PJSC * (b)	204	0

Rosneft Oil Co. PJSC * (b)	6,103	0

Sberbank of Russia PJSC * (b)	57,586	0

Severstal PAO * (b)	1,243	0

Surgutneftegas PJSC * (b)	29,592	0

Tatneft PJSC * (b)	7,874	0

TKS Holding MKPAO JSC * (b)	70	0

United Co. RUSAL International PJSC * (b)	21,438	0

VK IPJSC * (b)	417	0

VK IPJSC, GDR * (b)	35	0

VTB Bank PJSC * (b)	3,389	0

X5 Retail Group NV, GDR * (b)	635	0

(Cost $1,047,597)		0

Saudi Arabia – 1.1%

ACWA Power Co.	852	82,594

Ades Holding Co.	1,878	8,948

Advanced Petrochemical Co. *	941	8,504

Al Rajhi Bank	10,803	261,959

Al Rajhi Co. For Co.-Operative Insurance *	183	8,115

Alinma Bank	6,648	49,193

Almarai Co. JSC	1,287	19,150

Arab National Bank	3,981	20,239

	Number of Shares	Value $

Arabian Internet & Communications Services Co.	132	9,683

Bank AlBilad	3,176	29,631

Bank Al-Jazira *	3,111	13,249

Banque Saudi Fransi	3,240	26,476

Bupa Arabia for Cooperative Insurance Co.	387	19,057

Co. for Cooperative Insurance	415	14,581

Dallah Healthcare Co.	193	7,798

Dar Al Arkan Real Estate Development Co. *	3,148	13,239

Dr Sulaiman Al Habib Medical Services Group Co.	439	31,340

Elm Co.	142	40,949

Etihad Etisalat Co.	2,045	30,047

Jarir Marketing Co.	3,200	10,817

Mobile Telecommunications Co. Saudi Arabia	2,628	7,233

Mouwasat Medical Services Co.	497	12,052

Nahdi Medical Co.	215	6,730

Power & Water Utility Co. for Jubail & Yanbu	470	7,056

Riyad Bank	7,409	51,768

SABIC Agri-Nutrients Co.	1,167	34,418

Sahara International Petrochemical Co.	1,801	11,639

SAL Saudi Logistics Services	155	10,644

Saudi Arabian Mining Co. *	6,773	93,206

Saudi Arabian Oil Co., 144A	31,832	232,582

Saudi Aramco Base Oil Co.	330	9,680

Saudi Awwal Bank	5,161	42,655

Saudi Basic Industries Corp.	4,643	85,151

Saudi Electricity Co.	3,192	14,121

Saudi Industrial Investment Group	2,082	9,521

Saudi Investment Bank	3,382	12,603

Saudi Kayan Petrochemical Co. *	4,663	8,626

Saudi National Bank	16,276	140,583

Saudi Research & Media Group *	223	15,314

Saudi Tadawul Group Holding Co.	210	12,063

Saudi Telecom Co.	11,288	119,583

Savola Group *	3,244	20,931

Yanbu National Petrochemical Co.	1,411	14,009

(Cost $1,505,747)		1,677,737

Singapore – 1.0%

BOC Aviation Ltd., 144A	1,207	9,330

CapitaLand Ascendas REIT	19,508	38,184

CapitaLand Integrated Commercial Trust REIT	28,340	41,497

CapitaLand Investment Ltd.	12,857	26,222

DBS Group Holdings Ltd.	10,846	343,802

Genting Singapore Ltd.	41,300	23,603

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Grab Holdings Ltd., Class A *	12,050	60,250

Keppel Ltd.	7,900	39,720

Oversea-Chinese Banking Corp. Ltd.	17,966	218,510

Sea Ltd., ADR *	2,029	230,900

Sembcorp Industries Ltd.	5,600	21,839

Singapore Airlines Ltd.	8,850	41,719

Singapore Exchange Ltd.	5,193	49,348

Singapore Technologies Engineering Ltd.	8,830	29,685

Singapore Telecommunications Ltd.	40,200	93,101

United Overseas Bank Ltd.	6,822	185,311

Wilmar International Ltd.	10,637	24,476

(Cost $1,241,761)		1,477,497

South Africa – 0.8%

Absa Group Ltd.	4,580	43,806

Anglo American Platinum Ltd.	451	14,848

Aspen Pharmacare Holdings Ltd.	1,959	17,993

Bid Corp. Ltd.	1,871	45,772

Bidvest Group Ltd.	1,620	24,800

Capitec Bank Holdings Ltd.	468	84,626

Clicks Group Ltd.	1,091	23,768

Discovery Ltd.	2,823	30,162

Exxaro Resources Ltd.	1,487	13,763

FirstRand Ltd.	27,284	116,398

Gold Fields Ltd.	4,732	67,206

Harmony Gold Mining Co. Ltd.	3,048	27,886

Impala Platinum Holdings Ltd. *	5,326	30,119

Kumba Iron Ore Ltd.	382	7,044

MTN Group Ltd.	9,033	40,439

Naspers Ltd., Class N	953	214,960

Nedbank Group Ltd.	2,493	39,918

Old Mutual Ltd.	26,238	18,462

OUTsurance Group Ltd.	5,329	19,103

Pepkor Holdings Ltd., 144A	10,118	14,996

Remgro Ltd.	3,213	26,844

Sanlam Ltd.	9,219	45,034

Sasol Ltd.	3,121	15,206

Shoprite Holdings Ltd.	2,975	48,793

Sibanye Stillwater Ltd. *	14,243	14,121

Standard Bank Group Ltd.	7,688	100,978

Vodacom Group Ltd.	2,637	14,815

Woolworths Holdings Ltd.	5,358	18,669

(Cost $1,111,194)		1,180,529

South Korea – 2.6%

Alteogen, Inc. *	219	43,955

Amorepacific Corp.	157	11,727

Celltrion, Inc.	859	115,145

CJ CheilJedang Corp.	38	7,177

Coway Co. Ltd.	301	14,219

	Number of Shares	Value $

DB Insurance Co. Ltd.	263	20,587

Doosan Bobcat, Inc.	160	4,450

Doosan Enerbility Co. Ltd. *	2,407	36,492

Ecopro BM Co. Ltd. *	246	23,841

Ecopro Co. Ltd. *	519	28,311

Ecopro Materials Co. Ltd. *	106	6,459

Enchem Co. Ltd. *	51	4,650

GS Holdings Corp.	304	9,109

Hana Financial Group, Inc.	1,555	69,554

Hanjin Kal Corp.	155	8,922

Hankook Tire & Technology Co. Ltd.	342	9,230

Hanmi Pharm. Co. Ltd.	22	4,297

Hanmi Semiconductor Co. Ltd.	251	13,422

Hanwha Aerospace Co. Ltd.	173	38,753

Hanwha Ocean Co. Ltd. *	659	16,533

Hanwha Solutions Corp.	1	12

HD Hyundai Co. Ltd.	267	14,890

HD Hyundai Electric Co. Ltd.	140	35,074

HD Hyundai Heavy Industries Co. Ltd. *	122	19,239

HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	196	28,732

HLB, Inc. *	662	34,072

HMM Co. Ltd.	1,687	21,719

HYBE Co. Ltd.	99	13,852

Hyundai Glovis Co. Ltd.	217	19,133

Hyundai Mobis Co. Ltd.	311	53,392

Hyundai Motor Co.	703	110,107

Hyundai Rotem Co. Ltd.	394	14,291

Industrial Bank of Korea	1,244	13,269

Kakao Corp.	1,622	46,624

KakaoBank Corp.	701	11,231

KB Financial Group, Inc.	2,053	141,571

Kia Corp.	1,288	85,771

Korea Aerospace Industries Ltd.	404	16,912

Korea Electric Power Corp. *	1,465	25,098

Korea Investment Holdings Co. Ltd.	306	16,385

Korea Zinc Co. Ltd.	37	31,296

Korean Air Lines Co. Ltd.	983	18,285

Krafton, Inc. *	151	33,771

KT&G Corp.	630	55,004

Kumho Petrochemical Co. Ltd.	106	7,507

L&F Co. Ltd. *	112	7,892

LG Chem Ltd.	275	55,984

LG Corp.	532	28,563

LG Display Co. Ltd. *	1,760	11,960

LG Electronics, Inc.	571	36,715

LG Energy Solution Ltd. *	244	66,726

LG H&H Co. Ltd.	41	9,125

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

LG Innotek Co. Ltd.	79	9,168

LG Uplus Corp.	922	7,660

Lotte Chemical Corp.	109	5,040

LS Electric Co. Ltd.	64	6,606

Meritz Financial Group, Inc.	529	38,678

Mirae Asset Securities Co. Ltd.	1,783	10,940

NAVER Corp.	779	115,310

NCSoft Corp.	112	19,067

Netmarble Corp., 144A *	128	4,863

NH Investment & Securities Co. Ltd.	155	1,480

Orion Corp.	110	8,090

Posco DX Co. Ltd.	274	4,125

POSCO Future M Co. Ltd.	176	21,737

POSCO Holdings, Inc.	388	78,571

Posco International Corp.	477	16,139

Samsung Biologics Co. Ltd., 144A *	89	62,202

Samsung C&T Corp.	444	37,874

Samsung E&A Co. Ltd. *	1,308	16,830

Samsung Electro-Mechanics Co. Ltd.	323	25,006

Samsung Electronics Co. Ltd.	25,969	1,008,939

Samsung Fire & Marine Insurance Co. Ltd.	160	45,016

Samsung Heavy Industries Co. Ltd. *	3,538	29,470

Samsung Life Insurance Co. Ltd.	413	31,707

Samsung SDI Co. Ltd.	299	54,547

Samsung SDS Co. Ltd.	242	25,448

Shinhan Financial Group Co. Ltd.	2,300	87,380

SK Biopharmaceuticals Co. Ltd. *	140	10,377

SK Bioscience Co. Ltd. *	145	4,896

SK Hynix, Inc.	2,947	337,784

SK Innovation Co. Ltd. *	325	26,698

SK Square Co. Ltd. *	524	27,608

SK Telecom Co. Ltd.	188	8,274

SK, Inc.	186	18,213

SKC Co. Ltd. *	106	7,515

S-Oil Corp.	343	14,088

Woori Financial Group, Inc.	3,437	41,169

Yuhan Corp.	382	31,599

(Cost $3,212,307)		3,871,149

Spain – 1.6%

Acciona SA	140	17,824

ACS Actividades de Construccion y Servicios SA	924	42,987

Aena SME SA, 144A	416	90,164

Amadeus IT Group SA	2,368	166,452

Banco Bilbao Vizcaya Argentaria SA	31,282	295,833

Banco de Sabadell SA	29,413	55,579

	Number of Shares	Value $

Banco Santander SA	125	565

Banco Santander SA	84,022	389,072

CaixaBank SA	21,581	117,530

Cellnex Telecom SA, 144A *	2,685	96,555

EDP Renovaveis SA	1,570	18,410

Endesa SA	1,763	38,696

Grifols SA *	1,657	15,109

Iberdrola SA	32,768	467,812

Industria de Diseno Textil SA	5,915	326,639

Redeia Corp. SA	2,224	39,777

Repsol SA	6,555	82,032

Telefonica SA	22,687	102,905

(Cost $1,993,134)		2,363,941

Sweden – 2.2%

AddTech AB, Class B	1,354	37,297

Alfa Laval AB	1,484	63,265

Assa Abloy AB, Class B	5,403	166,142

Atlas Copco AB, Class A	14,385	230,018

Atlas Copco AB, Class B	8,539	120,820

Beijer Ref AB	1,916	30,259

Boliden AB	1,484	44,338

Epiroc AB, Class A	3,683	67,210

Epiroc AB, Class B	2,188	36,142

EQT AB	1,954	59,296

Essity AB, Class B	3,243	89,389

Evolution AB, 144A	918	80,243

Fastighets AB Balder, Class B *	3,550	27,354

Getinge AB, Class B	1,314	20,565

H & M Hennes & Mauritz AB, Class B	2,872	39,885

Hexagon AB, Class B	11,569	98,725

Holmen AB, Class B	395	14,899

Industrivarden AB, Class A	676	22,233

Industrivarden AB, Class C	966	31,709

Indutrade AB	1,401	35,813

Investment AB Latour, Class B	821	20,881

Investor AB, Class B	9,442	259,434

L E Lundbergforetagen AB, Class B	417	20,254

Lifco AB, Class B	1,174	35,680

Nibe Industrier AB, Class B	7,749	32,885

Saab AB, Class B	1,696	37,195

Sagax AB, Class B	1,008	22,361

Sandvik AB	5,773	106,914

Securitas AB, Class B	2,708	34,300

Skandinaviska Enskilda Banken AB, Class A	8,581	119,365

Skanska AB, Class B	1,751	36,576

SKF AB, Class B	1,719	33,066

Spotify Technology SA *	830	395,877

Svenska Cellulosa AB SCA, Class B	3,335	43,390

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Svenska Handelsbanken AB, Class A	8,431	87,862

Swedbank AB, Class A	4,844	95,091

Swedish Orphan Biovitrum AB *	967	26,850

Tele2 AB, Class B	3,213	33,764

Telefonaktiebolaget LM Ericsson, Class B	14,593	118,822

Telia Co. AB	13,778	40,419

Trelleborg AB, Class B	1,156	38,275

Volvo AB, Class A	1,347	33,764

Volvo AB, Class B	8,260	205,986

(Cost $2,905,872)		3,194,613

Switzerland – 6.3%

ABB Ltd.	8,585	490,181

Adecco Group AG	909	24,258

Alcon, Inc.	2,780	247,441

Avolta AG *	513	18,968

Bachem Holding AG	216	16,704

Baloise Holding AG	260	49,425

Banque Cantonale Vaudoise	164	16,286

Barry Callebaut AG	17	25,946

BKW AG	134	23,038

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	9	104,043

Cie Financiere Richemont SA, Class A	2,906	404,913

Clariant AG *	1,246	15,013

Coca-Cola HBC AG *	1,091	38,992

DSM-Firmenich AG	1,047	115,181

EMS-Chemie Holding AG	40	28,458

Galderma Group AG *	368	37,715

Geberit AG	187	112,633

Givaudan SA	52	229,176

Glencore PLC *	55,314	267,877

Helvetia Holding AG	209	36,645

Holcim AG *	2,834	288,807

Julius Baer Group Ltd.	1,042	68,985

Kuehne + Nagel International AG	282	67,442

Logitech International SA	798	64,793

Lonza Group AG	388	231,936

Nestle SA	14,224	1,235,353

Novartis AG	10,722	1,135,636

Partners Group Holding AG	123	178,787

Roche Holding AG	166	51,048

Roche Holding AG	3,821	1,108,637

Sandoz Group AG	2,327	106,071

Schindler Holding AG	135	38,250

Schindler Holding AG Participation Certificates	194	56,045

SGS SA	798	79,274

SIG Group AG *	1,532	30,306

	Number of Shares	Value $

Sika AG	814	210,849

Sonova Holding AG	281	95,985

STMicroelectronics NV	3,542	90,976

Straumann Holding AG	624	81,242

Swatch Group AG – Bearer	157	28,517

Swiss Life Holding AG	154	126,229

Swiss Prime Site AG	404	44,662

Swiss Re AG	1,652	244,161

Swisscom AG	147	84,885

Temenos AG	282	18,526

UBS Group AG	17,846	577,168

VAT Group AG, 144A	142	56,665

Zurich Insurance Group AG	792	502,397

(Cost $7,554,619)		9,206,525

Taiwan – 5.3%

Accton Technology Corp.	2,499	50,545

Acer, Inc.	18,006	20,981

Advantech Co. Ltd.	2,443	25,232

Airtac International Group	754	18,338

Alchip Technologies Ltd.	404	27,549

ASE Technology Holding Co. Ltd.	17,848	83,243

Asia Cement Corp.	11,867	15,362

Asia Vital Components Co. Ltd.	1,765	34,938

Asustek Computer, Inc.	3,620	65,528

AUO Corp. *	37,980	18,240

Catcher Technology Co. Ltd.	3,236	19,576

Cathay Financial Holding Co. Ltd.	53,365	107,936

Chailease Holding Co. Ltd.	7,941	28,969

Chang Hwa Commercial Bank Ltd.	44,449	24,083

Cheng Shin Rubber Industry Co. Ltd.	9,594	14,945

China Airlines Ltd.	17,656	13,534

China Steel Corp.	58,888	38,433

Chunghwa Telecom Co. Ltd.	20,584	77,943

Compal Electronics, Inc.	24,255	27,516

CTBC Financial Holding Co. Ltd.	90,202	103,856

Delta Electronics, Inc.	10,512	123,297

E Ink Holdings, Inc.	4,327	37,431

E.Sun Financial Holding Co. Ltd.	76,557	63,634

Eclat Textile Co. Ltd.	1,052	17,165

eMemory Technology, Inc.	312	27,999

Eva Airways Corp.	15,674	20,049

Evergreen Marine Corp. Taiwan Ltd.	5,590	37,344

Far Eastern New Century Corp.	19,992	20,556

Far EasTone Telecommunications Co. Ltd.	8,839	24,463

Feng TAY Enterprise Co. Ltd.	2,494	10,058

First Financial Holding Co. Ltd.	67,073	56,164

Formosa Chemicals & Fibre Corp.	18,084	18,845

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Formosa Plastics Corp.	21,207	26,996

Fortune Electric Co. Ltd.	697	11,802

Fubon Financial Holding Co. Ltd.	44,486	120,517

Gigabyte Technology Co. Ltd.	2,797	23,378

Global Unichip Corp.	512	18,757

Globalwafers Co. Ltd.	1,991	25,130

Hon Hai Precision Industry Co. Ltd.	68,556	412,607

Hotai Motor Co. Ltd.	1,988	37,578

Hua Nan Financial Holdings Co. Ltd.	55,128	44,210

Innolux Corp. *	39,143	18,256

International Games System Co. Ltd.	1,000	29,554

Inventec Corp.	18,949	28,584

KGI Financial Holding Co. Ltd.	86,771	45,946

Largan Precision Co. Ltd.	554	41,529

Lite-On Technology Corp.	10,901	34,901

MediaTek, Inc.	8,129	314,069

Mega Financial Holding Co. Ltd.	62,552	76,546

Micro-Star International Co. Ltd.	4,202	22,121

Nan Ya Plastics Corp.	30,685	36,558

Nanya Technology Corp. *	7,561	7,786

Nien Made Enterprise Co. Ltd.	740	9,112

Novatek Microelectronics Corp.	3,343	49,811

Pegatron Corp.	9,481	27,524

PharmaEssentia Corp. *	1,065	19,049

Pou Chen Corp.	11,351	14,257

President Chain Store Corp.	2,846	23,700

Quanta Computer, Inc.	15,039	134,727

Realtek Semiconductor Corp.	2,655	38,906

Ruentex Development Co. Ltd.	9,137	12,602

Shanghai Commercial & Savings Bank Ltd.	22,181	26,802

Shin Kong Financial Holding Co. Ltd. *	90,836	32,299

SinoPac Financial Holdings Co. Ltd.	63,735	45,619

Synnex Technology International Corp.	6,351	14,781

Taishin Financial Holding Co. Ltd.	60,080	31,628

Taiwan Business Bank	36,232	16,508

Taiwan Cooperative Financial Holding Co. Ltd.	65,587	50,276

Taiwan High Speed Rail Corp.	9,687	8,425

Taiwan Mobile Co. Ltd.	8,308	28,901

Taiwan Semiconductor Manufacturing Co. Ltd.	133,491	4,093,127

TCC Group Holdings Co. Ltd.	39,815	41,062

Unimicron Technology Corp.	6,931	31,793

Uni-President Enterprises Corp.	23,940	62,277

United Microelectronics Corp.	60,919	81,674

	Number of Shares	Value $

Vanguard International Semiconductor Corp.	5,210	14,355

Voltronic Power Technology Corp.	330	18,693

Walsin Lihwa Corp.	13,982	11,235

Wan Hai Lines Ltd.	4,590	11,728

Wistron Corp.	14,588	50,972

Wiwynn Corp.	552	32,882

WPG Holdings Ltd.	9,332	20,225

Yageo Corp.	2,188	34,622

Yang Ming Marine Transport Corp.	9,320	21,002

Yuanta Financial Holding Co. Ltd.	54,371	55,655

Zhen Ding Technology Holding Ltd.	3,857	13,596

(Cost $3,834,343)		7,830,402

Thailand – 0.4%

Advanced Info Service PCL, NVDR	5,900	49,027

Airports of Thailand PCL, NVDR	23,430	41,501

Bangkok Dusit Medical Services PCL, NVDR	56,700	41,743

Bangkok Expressway & Metro PCL, NVDR	36,600	7,790

Bumrungrad Hospital PCL, NVDR	4,000	24,258

Central Pattana PCL, NVDR	10,500	18,369

Central Retail Corp. PCL, NVDR	9,200	8,986

Charoen Pokphand Foods PCL, NVDR	21,800	15,191

CP ALL PCL, NVDR	30,100	53,754

CP AXTRA PCL	16,381	16,597

Delta Electronics Thailand PCL, NVDR	16,700	73,281

Gulf Energy Development PCL, NVDR	15,310	27,006

Home Product Center PCL, NVDR	27,200	7,494

Intouch Holdings PCL, NVDR	5,800	16,065

Krung Thai Bank PCL, NVDR	24,400	14,228

Krungthai Card PCL, NVDR (d)	5,200	7,088

Minor International PCL, NVDR	17,994	14,034

PTT Exploration & Production PCL, NVDR	7,693	28,599

PTT Global Chemical PCL, NVDR	15,700	11,558

PTT Oil & Retail Business PCL, NVDR	15,200	6,249

PTT PCL, NVDR	59,100	55,572

SCB X PCL, NVDR	6,600	22,034

Siam Cement PCL	4,900	26,216

Thai Oil PCL, NVDR	6,075	6,687

True Corp. PCL, NVDR *	61,512	19,908

(Cost $623,649)		613,235

See Notes to Financial Statements.

DBX ETF Trust  |  23

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Turkey – 0.2%

Akbank TAS	15,126	26,531

Anadolu Efes Biracilik Ve Malt Sanayii AS	851	4,896

Aselsan Elektronik Sanayi Ve Ticaret AS	9,666	19,350

BIM Birlesik Magazalar AS	2,304	31,446

Coca-Cola Icecek AS	5,665	8,687

Eregli Demir ve Celik Fabrikalari TAS	15,754	11,707

Ford Otomotiv Sanayi AS	268	7,470

Haci Omer Sabanci Holding AS	6,513	16,990

KOC Holding AS	4,670	26,989

Pegasus Hava Tasimaciligi AS *	1,218	7,647

Sasa Polyester Sanayi AS *	51,281	5,986

Turk Hava Yollari AO *	3,055	25,097

Turkcell Iletisim Hizmetleri AS	8,495	22,172

Turkiye Is Bankasi AS, Class C	42,694	16,774

Turkiye Petrol Rafinerileri AS	5,129	21,762

Turkiye Sise ve Cam Fabrikalari AS	8,362	9,776

Yapi ve Kredi Bankasi AS	12,820	10,953

(Cost $218,477)		274,233

United Arab Emirates – 0.4%

Abu Dhabi Commercial Bank PJSC	13,837	37,749

Abu Dhabi Islamic Bank PJSC	9,213	32,759

Abu Dhabi National Oil Co. for Distribution PJSC	15,036	14,124

ADNOC Drilling Co. PJSC	17,733	25,540

Aldar Properties PJSC	21,893	44,884

Americana Restaurants International PLC - Foreign Co.	14,047	8,261

Dubai Islamic Bank PJSC	15,251	28,236

Emaar Properties PJSC	37,473	97,435

Emirates NBD Bank PJSC	9,761	53,151

Emirates Telecommunications Group Co. PJSC	18,849	84,984

First Abu Dhabi Bank PJSC	22,597	78,750

Multiply Group PJSC *	20,274	11,261

(Cost $442,568)		517,134

United Kingdom – 8.7%

3i Group PLC	5,277	249,470

Admiral Group PLC	1,426	46,585

Anglo American PLC	6,689	214,893

Anglogold Ashanti PLC	2,609	65,417

Ashtead Group PLC	2,343	187,844

Associated British Foods PLC	1,882	52,726

AstraZeneca PLC	8,418	1,138,625

Auto Trader Group PLC, 144A	5,130	54,860

Aviva PLC	13,998	86,301

BAE Systems PLC	16,273	254,499

Barclays PLC	79,748	268,144

	Number of Shares	Value $

Barratt Redrow PLC	7,466	40,701

Berkeley Group Holdings PLC	528	27,916

BP PLC	88,148	432,168

British American Tobacco PLC	10,797	411,205

BT Group PLC	34,798	70,655

Bunzl PLC	1,801	81,676

Centrica PLC	27,351	44,414

Coca-Cola Europacific Partners PLC	1,200	93,096

Compass Group PLC	9,085	311,611

Croda International PLC	697	30,650

Diageo PLC	12,086	362,399

Endeavour Mining PLC	941	18,519

Entain PLC	3,486	35,795

GSK PLC	22,537	383,488

Haleon PLC	42,624	203,352

Halma PLC	1,890	65,236

Hargreaves Lansdown PLC	1,484	20,684

Hikma Pharmaceuticals PLC	795	19,496

HSBC Holdings PLC	98,831	922,983

Imperial Brands PLC	4,322	141,522

Informa PLC	7,115	77,683

InterContinental Hotels Group PLC	872	108,922

Intertek Group PLC	962	57,826

J Sainsbury PLC	9,753	32,470

JD Sports Fashion PLC	13,720	17,802

Kingfisher PLC	10,550	33,281

Land Securities Group PLC REIT	3,830	29,437

Legal & General Group PLC	30,537	86,135

Lloyds Banking Group PLC	339,643	229,702

London Stock Exchange Group PLC	2,593	372,478

M&G PLC	10,884	27,496

Marks & Spencer Group PLC	11,145	54,364

Melrose Industries PLC	7,300	53,445

Mondi PLC	2,241	34,005

National Grid PLC	26,418	334,232

NatWest Group PLC	38,147	195,802

Next PLC	627	80,557

Pearson PLC	3,367	52,915

Persimmon PLC	1,876	30,081

Phoenix Group Holdings PLC	3,541	23,199

Reckitt Benckiser Group PLC	3,788	234,650

RELX PLC	10,152	479,418

Rentokil Initial PLC	14,680	73,684

Rio Tinto PLC	6,145	386,648

Rolls-Royce Holdings PLC *	46,737	332,764

Sage Group PLC	5,352	89,500

Schroders PLC	3,906	15,692

Segro PLC REIT	6,727	66,879

Severn Trent PLC	1,553	53,386

See Notes to Financial Statements.

24  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Shell PLC	33,454	1,079,445

Smith & Nephew PLC	5,032	63,945

Smiths Group PLC	1,893	42,731

Spirax Group PLC	365	33,357

SSE PLC	6,115	138,074

Standard Chartered PLC	11,578	143,500

Taylor Wimpey PLC	18,910	31,574

Tesco PLC	38,267	178,712

Unilever PLC	13,464	806,750

United Utilities Group PLC	3,523	50,270

Vodafone Group PLC	118,399	106,966

Whitbread PLC	968	35,164

Wise PLC, Class A *	3,590	40,359

WPP PLC	5,828	63,825

(Cost $11,349,818)		12,816,055

United States – 0.2%

BeiGene Ltd. *	4,071	67,384

Brookfield Renewable Corp., Class A	723	23,041

Legend Biotech Corp., ADR *	429	18,048

RB Global, Inc.	1,035	102,262

Southern Copper Corp.	458	45,960

(Cost $201,495)		256,695

TOTAL COMMON STOCKS

(Cost $115,940,489)		141,984,169

PREFERRED STOCKS – 0.7%

Brazil – 0.3%

Banco Bradesco SA	30,394	64,273

Centrais Eletricas Brasileiras SA, Class B	958	6,257

Cia Energetica de Minas Gerais	9,616	19,158

Companhia Paranaense de Energia, Class B	3,634	5,908

Gerdau SA	7,372	25,056

Itau Unibanco Holding SA	25,511	139,246

Itausa SA	27,426	44,772

Petroleo Brasileiro SA	23,300	151,755

(Cost $392,934)		456,425

Chile – 0.0%

Sociedad Quimica y Minera de Chile SA, Class B

(Cost $24,377)	751	28,701

Colombia – 0.0%

Bancolombia SA

(Cost $22,107)	2,362	19,152

Germany – 0.2%

Bayerische Motoren Werke AG	305	20,819

Dr Ing hc F Porsche AG, 144A	652	40,766

Henkel AG & Co. KGaA	884	75,554

Porsche Automobil Holding SE	763	27,955

Sartorius AG	164	37,802

	Number of Shares	Value $

Volkswagen AG	1,057	90,295

(Cost $456,914)		293,191

Russia – 0.0%

Surgutneftegas PJSC * (b)

(Cost $22,479)	41,062	0

South Korea – 0.2%

Hyundai Motor Co.	104	11,704

Hyundai Motor Co. - 2nd Preferred	210	24,115

LG Chem Ltd.	38	5,175

Samsung Electronics Co. Ltd.	4,377	144,954

(Cost $125,979)		185,948

TOTAL PREFERRED STOCKS

(Cost $1,044,790)		983,417

RIGHTS – 0.0%

India – 0.0%

UPL Ltd.* , expires 12/24/24(b)

(Cost $0)	333	730

WARRANTS – 0.0%

Canada – 0.0%

Constellation Software, Inc.* (b), expires 8/22/28

(Cost $0)	108	0

Thailand – 0.0%

BTS Group Holdings PCL* , expires 11/20/26

(Cost $0)	7,920	21

TOTAL WARRANTS

(Cost $0)		21

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (e)(f)

(Cost $5,438)	5,438	5,438

CASH EQUIVALENTS – 1.5%

DWS Government Money Market Series “Institutional Shares”, 4.59% (e)

(Cost $2,222,469)	2,222,469	2,222,469

TOTAL INVESTMENTS – 98.7%

(Cost $119,213,186)		145,196,244

Other assets and liabilities, net – 1.3%		1,879,238

NET ASSETS – 100.0%		147,075,482

See Notes to Financial Statements.

DBX ETF Trust  |  25

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

COMMON STOCKS – 0.1%

Germany – 0.1%

Deutsche Bank AG (c)

179,649	14,109	(24,340)	12,708	(9,191)	—	—	10,166	172,935

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (e)(f)

409,881	—	(404,443) (g)	—	—	971	—	5,438	5,438

CASH EQUIVALENTS – 1.5%

DWS Government Money Market Series “Institutional Shares”, 4.59% (e)

3,344,936	12,502,679	(13,625,146)	—	—	57,648	—	2,222,469	2,222,469

3,934,466	12,516,788	(14,053,929)	12,708	(9,191)	58,619	—	2,238,073	2,400,842

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Investment was valued using significant unobservable inputs.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(d)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $5,093, which is 0.0% of net assets.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

ADR:	American Depositary Receipt

CDI:	Chess Depositary Interests

CPO:	Ordinary Participation Certificates

CVA:	Credit Valuation Adjustment

GDR:	Global Depositary Receipt

JSC:	Joint Stock Company

KSCP:	Kuwait Shareholding Company Public

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

PSQC:	Public Shareholders Qatari Company

QPSC:	Qatari Public Shareholders Company

QSC:	Qatari Shareholders Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

26  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

At November 30, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

MINI S&P/TSX 60 Futures	CAD	6	320,197	329,879	12/19/2024	9,682

MSCI EAFE Futures	USD	22	2,572,774	2,564,870	12/20/2024	(7,904)

MSCI Emerging Markets Index Future	USD	23	1,269,471	1,254,190	12/20/2024	(15,281)

MSCI India Index	USD	4	520,950	519,240	12/20/2024	(1,710)

Total net unrealized depreciation						(15,213)

At November 30, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	12/2/2024	CAD	3,387,100	USD	2,432,144	13,046	—

JP Morgan & Chase Co.	12/2/2024	CAD	795,000	USD	570,850	3,054	—

JP Morgan & Chase Co.	12/2/2024	CAD	955,500	USD	687,828	5,401	—

RBC Capital Markets	12/2/2024	CAD	11,296,600	USD	8,111,667	43,531	—

RBC Capital Markets	12/3/2024	AUD	619,000	USD	407,677	3,831	—

RBC Capital Markets	12/3/2024	AUD	262,000	USD	171,659	726	—

RBC Capital Markets	12/3/2024	AUD	9,766,300	USD	6,398,850	27,145	—

JP Morgan & Chase Co.	12/3/2024	CHF	7,557,700	USD	8,767,705	182,046	—

JP Morgan & Chase Co.	12/3/2024	CHF	80,000	USD	92,807	1,926	—

JP Morgan & Chase Co.	12/3/2024	CHF	471,500	USD	547,197	11,566	—

JP Morgan & Chase Co.	12/3/2024	CNH	693,500	USD	97,675	2,012	—

JP Morgan & Chase Co.	12/3/2024	CNH	11,234,200	USD	1,579,078	29,393	—

RBC Capital Markets	12/3/2024	CZK	1,736,400	USD	74,516	1,761	—

Citigroup Global Markets	12/3/2024	DKK	20,190,300	USD	2,943,248	77,946	—

RBC Capital Markets	12/3/2024	DKK	1,246,300	USD	181,974	5,105	—

Citigroup Global Markets	12/3/2024	EUR	26,882,400	USD	29,219,287	765,721	—

RBC Capital Markets	12/3/2024	EUR	1,653,100	USD	1,799,761	50,044	—

RBC Capital Markets	12/3/2024	GBP	136,000	USD	174,837	1,492	—

RBC Capital Markets	12/3/2024	GBP	616,400	USD	798,412	12,749	—

RBC Capital Markets	12/3/2024	GBP	9,849,100	USD	12,661,904	108,248	—

JP Morgan & Chase Co.	12/3/2024	HKD	516,000	USD	66,410	96	—

JP Morgan & Chase Co.	12/3/2024	HKD	80,978,500	USD	10,422,212	15,216	—

JP Morgan & Chase Co.	12/3/2024	HKD	5,030,500	USD	647,554	1,057	—

JP Morgan & Chase Co.	12/3/2024	HUF	26,350,800	USD	69,965	2,445	—

JP Morgan & Chase Co.	12/3/2024	ILS	201,000	USD	53,774	—	(1,608)

JP Morgan & Chase Co.	12/3/2024	ILS	1,109,000	USD	296,712	—	(8,856)

RBC Capital Markets	12/3/2024	JPY	54,186,000	USD	357,001	—	(5,276)

RBC Capital Markets	12/3/2024	JPY	185,140,600	USD	1,221,025	—	(16,792)

RBC Capital Markets	12/3/2024	JPY	2,945,091,500	USD	19,404,095	—	(286,256)

Goldman Sachs & Co.	12/3/2024	KWD	88,000	USD	287,770	1,506	—

Bank of America	12/3/2024	MXN	15,355,700	USD	762,539	8,853	—

Bank of America	12/3/2024	MXN	947,900	USD	46,898	373	—

Goldman Sachs & Co.	12/3/2024	NOK	325,900	USD	29,617	77	—

Goldman Sachs & Co.	12/3/2024	NOK	5,279,600	USD	478,723	181	—

JP Morgan & Chase Co.	12/3/2024	NZD	258,300	USD	153,788	675	—

RBC Capital Markets	12/3/2024	PHP	13,434,900	USD	231,403	2,298	—

See Notes to Financial Statements.

DBX ETF Trust  |  27

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/3/2024	PLN	1,470,000	USD	366,423	4,403	—

Goldman Sachs & Co.	12/3/2024	QAR	1,152,600	USD	316,127	—	(445)

Goldman Sachs & Co.	12/3/2024	SAR	6,004,000	USD	1,598,211	113	—

Morgan Stanley Capital	12/3/2024	SEK	1,862,800	USD	173,896	2,824	—

Morgan Stanley Capital	12/3/2024	SEK	30,176,700	USD	2,824,197	52,893	—

RBC Capital Markets	12/3/2024	SGD	87,600	USD	66,454	1,001	—

RBC Capital Markets	12/3/2024	SGD	109,000	USD	82,500	1,057	—

RBC Capital Markets	12/3/2024	SGD	1,310,300	USD	991,765	12,732	—

JP Morgan & Chase Co.	12/3/2024	THB	1,175,500	USD	34,838	555	—

JP Morgan & Chase Co.	12/3/2024	THB	19,043,500	USD	563,084	7,691	—

Goldman Sachs & Co.	12/3/2024	TRY	9,513,800	USD	268,484	—	(4,905)

RBC Capital Markets	12/3/2024	USD	6,936,184	AUD	10,647,300	10,301	—

JP Morgan & Chase Co.	12/3/2024	USD	9,204,540	CHF	8,109,200	7,631	—

JP Morgan & Chase Co.	12/3/2024	USD	1,645,064	CNH	11,927,700	285	—

RBC Capital Markets	12/3/2024	USD	72,601	CZK	1,736,400	153	—

RBC Capital Markets	12/3/2024	USD	2,859,411	DKK	20,190,300	5,891	—

RBC Capital Markets	12/3/2024	USD	176,505	DKK	1,246,300	364	—

Citigroup Global Markets	12/3/2024	USD	110,869	EUR	102,000	—	(2,907)

RBC Capital Markets	12/3/2024	USD	1,746,004	EUR	1,653,100	3,713	—

RBC Capital Markets	12/3/2024	USD	28,285,458	EUR	26,780,400	60,146	—

RBC Capital Markets	12/3/2024	USD	13,475,037	GBP	10,601,500	37,629	—

RBC Capital Markets	12/3/2024	USD	11,119,250	HKD	86,525,000	557	—

JP Morgan & Chase Co.	12/3/2024	USD	67,235	HUF	26,350,800	285	—

JP Morgan & Chase Co.	12/3/2024	USD	360,316	ILS	1,310,000	634	—

Goldman Sachs & Co.	12/3/2024	USD	21,203,303	JPY	3,184,418,100	87,143	—

Goldman Sachs & Co.	12/3/2024	USD	286,179	KWD	88,000	85	—

Bank of America	12/3/2024	USD	804,758	MXN	16,303,600	—	(4,548)

Goldman Sachs & Co.	12/3/2024	USD	506,657	NOK	5,605,500	1,425	—

JP Morgan & Chase Co.	12/3/2024	USD	152,797	NZD	258,300	316	—

RBC Capital Markets	12/3/2024	USD	229,212	PHP	13,434,900	—	(108)

RBC Capital Markets	12/3/2024	USD	361,681	PLN	1,470,000	339	—

Goldman Sachs & Co.	12/3/2024	USD	316,127	QAR	1,152,600	445	—

Goldman Sachs & Co.	12/3/2024	USD	1,598,509	SAR	6,004,000	—	(411)

Bank of America	12/3/2024	USD	2,934,329	SEK	32,039,500	8,047	—

RBC Capital Markets	12/3/2024	USD	1,124,007	SGD	1,506,900	1,922	—

JP Morgan & Chase Co.	12/3/2024	USD	590,198	THB	20,219,000	—	(522)

Goldman Sachs & Co.	12/3/2024	USD	273,901	TRY	9,513,800	—	(512)

Goldman Sachs & Co.	12/3/2024	USD	1,378,457	ZAR	24,900,100	1,803	—

Goldman Sachs & Co.	12/3/2024	ZAR	1,447,700	USD	82,488	2,239	—

Goldman Sachs & Co.	12/3/2024	ZAR	1,539,000	USD	86,829	1,520	—

Goldman Sachs & Co.	12/3/2024	ZAR	21,913,400	USD	1,236,369	21,667	—

JP Morgan & Chase Co.	12/4/2024	BRL	1,536,400	USD	264,492	7,374	—

JP Morgan & Chase Co.	12/4/2024	BRL	598,500	USD	102,688	2,528	—

RBC Capital Markets	12/4/2024	BRL	8,159,600	USD	1,404,285	38,767	—

Goldman Sachs & Co.	12/4/2024	CLP	154,508,700	USD	160,670	1,950	—

JP Morgan & Chase Co.	12/4/2024	COP	156,011,000	USD	35,169	32	—

Goldman Sachs & Co.	12/4/2024	EGP	830,000	USD	16,683	—	(15)

JP Morgan & Chase Co.	12/4/2024	IDR	10,407,972,600	USD	661,580	4,795	—

JP Morgan & Chase Co.	12/4/2024	IDR	642,467,400	USD	40,652	110	—

JP Morgan & Chase Co.	12/4/2024	INR	39,346,000	USD	466,959	1,408	—

JP Morgan & Chase Co.	12/4/2024	INR	200,971,000	USD	2,387,254	9,318	—

See Notes to Financial Statements.

28  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/4/2024	INR	490,823,100	USD	5,829,592	22,058	—

RBC Capital Markets	12/4/2024	KRW	352,200,800	USD	256,463	3,957	—

RBC Capital Markets	12/4/2024	KRW	5,951,585,200	USD	4,315,933	49,021	—

RBC Capital Markets	12/4/2024	MYR	152,800	USD	34,979	597	—

RBC Capital Markets	12/4/2024	MYR	2,475,200	USD	567,251	10,297	—

JP Morgan & Chase Co.	12/4/2024	TWD	232,636,500	USD	7,299,087	134,494	—

RBC Capital Markets	12/4/2024	TWD	5,754,000	USD	180,035	2,827	—

RBC Capital Markets	12/4/2024	TWD	9,129,500	USD	286,497	5,332	—

RBC Capital Markets	12/4/2024	TWD	15,279,000	USD	480,767	10,214	—

JP Morgan & Chase Co.	12/4/2024	USD	357,563	BRL	2,134,900	—	(285)

RBC Capital Markets	12/4/2024	USD	1,360,015	BRL	8,159,600	5,503	—

Goldman Sachs & Co.	12/4/2024	USD	158,259	CLP	154,508,700	461	—

JP Morgan & Chase Co.	12/4/2024	USD	35,141	COP	156,011,000	—	(4)

Goldman Sachs & Co.	12/4/2024	USD	16,737	EGP	830,000	—	(39)

JP Morgan & Chase Co.	12/4/2024	USD	697,321	IDR	11,050,440,000	6	—

JP Morgan & Chase Co.	12/4/2024	USD	2,843,315	INR	240,317,000	172	—

RBC Capital Markets	12/4/2024	USD	5,163,422	INR	436,434,100	569	—

RBC Capital Markets	12/4/2024	USD	646,125	INR	54,389,000	—	(2,582)

RBC Capital Markets	12/4/2024	USD	178,408	KRW	245,932,000	—	(2,090)

RBC Capital Markets	12/4/2024	USD	4,343,233	KRW	6,057,854,000	—	(133)

RBC Capital Markets	12/4/2024	USD	590,960	MYR	2,628,000	377	—

JP Morgan & Chase Co.	12/4/2024	USD	7,153,644	TWD	232,636,500	10,949	—

RBC Capital Markets	12/4/2024	USD	927,107	TWD	30,162,500	1,819	—

Goldman Sachs & Co.	12/5/2024	AED	104,700	USD	28,505	—	(2)

Goldman Sachs & Co.	12/5/2024	AED	1,696,500	USD	461,922	13	—

Goldman Sachs & Co.	12/5/2024	USD	490,383	AED	1,801,200	33	—

JP Morgan & Chase Co.	1/2/2025	CAD	1,107,000	USD	791,562	—	(130)

JP Morgan & Chase Co.	1/2/2025	CAD	5,137,600	USD	3,673,755	—	(498)

RBC Capital Markets	1/2/2025	CAD	11,296,600	USD	8,077,932	—	(1,048)

Goldman Sachs & Co.	1/3/2025	AED	1,801,200	USD	490,429	—	(63)

Goldman Sachs & Co.	1/3/2025	AED	177,000	USD	48,192	—	(7)

RBC Capital Markets	1/3/2025	AUD	10,647,300	USD	6,938,100	—	(10,173)

RBC Capital Markets	1/3/2025	AUD	499,000	USD	325,159	—	(481)

JP Morgan & Chase Co.	1/3/2025	CNH	1,013,000	USD	139,927	—	(38)

JP Morgan & Chase Co.	1/3/2025	CNH	11,927,700	USD	1,647,677	—	(359)

RBC Capital Markets	1/3/2025	CZK	1,736,400	USD	72,648	—	(180)

RBC Capital Markets	1/3/2025	DKK	1,246,300	USD	176,806	—	(378)

RBC Capital Markets	1/3/2025	DKK	20,190,300	USD	2,864,289	—	(6,122)

RBC Capital Markets	1/3/2025	EUR	1,653,100	USD	1,748,371	—	(3,825)

RBC Capital Markets	1/3/2025	EUR	26,780,400	USD	28,323,808	—	(61,958)

RBC Capital Markets	1/3/2025	GBP	321,000	USD	407,992	—	(1,140)

RBC Capital Markets	1/3/2025	GBP	10,601,500	USD	13,474,750	—	(37,427)

RBC Capital Markets	1/3/2025	HKD	86,525,000	USD	11,123,017	—	(590)

JP Morgan & Chase Co.	1/3/2025	HUF	17,979,000	USD	45,820	—	(195)

JP Morgan & Chase Co.	1/3/2025	HUF	26,350,800	USD	67,161	—	(280)

JP Morgan & Chase Co.	1/3/2025	ILS	1,310,000	USD	360,533	—	(677)

JP Morgan & Chase Co.	1/3/2025	ILS	170,000	USD	46,786	—	(89)

Bank of America	1/3/2025	MXN	16,303,600	USD	800,373	4,450	—

Goldman Sachs & Co.	1/3/2025	NOK	395,000	USD	35,733	—	(72)

Goldman Sachs & Co.	1/3/2025	NOK	5,605,500	USD	506,692	—	(1,428)

JP Morgan & Chase Co.	1/3/2025	NZD	258,300	USD	152,855	—	(323)

See Notes to Financial Statements.

DBX ETF Trust  |  29

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	1/3/2025	NZD	62,000	USD	36,689	—	(78)

RBC Capital Markets	1/3/2025	PHP	13,434,900	USD	228,959	86	—

RBC Capital Markets	1/3/2025	PLN	1,470,000	USD	361,024	—	(378)

Bank of America	1/3/2025	SEK	32,039,500	USD	2,939,957	—	(8,246)

RBC Capital Markets	1/3/2025	SGD	1,506,900	USD	1,125,560	—	(2,004)

RBC Capital Markets	1/3/2025	SGD	188,000	USD	140,420	—	(254)

JP Morgan & Chase Co.	1/3/2025	THB	20,219,000	USD	591,406	125	—

JP Morgan & Chase Co.	1/3/2025	THB	1,669,000	USD	48,821	13	—

Goldman Sachs & Co.	1/3/2025	TRY	9,513,800	USD	265,382	703	—

RBC Capital Markets	1/3/2025	USD	408,833	HKD	3,180,000	—	(14)

Bank of America	1/3/2025	USD	55,975	SEK	610,000	156	—

Goldman Sachs & Co.	1/3/2025	USD	35,718	ZAR	647,000	41	—

Goldman Sachs & Co.	1/3/2025	ZAR	24,900,100	USD	1,374,424	—	(1,777)

JP Morgan & Chase Co.	1/6/2025	BRL	2,134,900	USD	356,339	507	—

RBC Capital Markets	1/6/2025	BRL	8,159,600	USD	1,355,584	—	(4,408)

JP Morgan & Chase Co.	1/6/2025	CHF	8,109,200	USD	9,242,012	—	(8,741)

Goldman Sachs & Co.	1/6/2025	CLP	154,508,700	USD	158,195	—	(446)

JP Morgan & Chase Co.	1/6/2025	IDR	11,050,440,000	USD	696,178	—	(519)

JP Morgan & Chase Co.	1/6/2025	INR	240,317,000	USD	2,838,211	—	(105)

RBC Capital Markets	1/6/2025	INR	436,434,100	USD	5,153,818	—	(780)

RBC Capital Markets	1/6/2025	KRW	6,057,854,000	USD	4,347,066	—	(2,013)

Goldman Sachs & Co.	1/6/2025	KWD	88,000	USD	285,251	—	(1,929)

RBC Capital Markets	1/6/2025	MYR	2,628,000	USD	591,093	—	(1,155)

RBC Capital Markets	1/6/2025	MYR	236,000	USD	53,108	—	(78)

Goldman Sachs & Co.	1/6/2025	QAR	1,152,600	USD	315,781	—	(884)

Goldman Sachs & Co.	1/6/2025	QAR	141,000	USD	38,630	—	(108)

Goldman Sachs & Co.	1/6/2025	SAR	497,000	USD	132,276	11	—

Goldman Sachs & Co.	1/6/2025	SAR	6,004,000	USD	1,598,084	269	—

JP Morgan & Chase Co.	1/6/2025	TWD	1,361,000	USD	41,952	—	(98)

JP Morgan & Chase Co.	1/6/2025	TWD	232,636,500	USD	7,169,076	—	(18,498)

RBC Capital Markets	1/6/2025	TWD	30,162,500	USD	930,913	—	(993)

JP Morgan & Chase Co.	1/6/2025	USD	38,848	BRL	233,000	—	(13)

JP Morgan & Chase Co.	1/6/2025	USD	88,902	CHF	78,000	79	—

RBC Capital Markets	1/6/2025	USD	74,253	KRW	103,456,000	21	—

JP Morgan & Chase Co.	1/7/2025	COP	156,011,000	USD	34,981	11	—

Goldman Sachs & Co.	1/7/2025	JPY	3,184,418,100	USD	21,304,303	—	(94,359)

Goldman Sachs & Co.	1/7/2025	JPY	5,763,000	USD	38,557	—	(169)

Goldman Sachs & Co.	1/8/2025	EGP	830,000	USD	16,423	54	—

Total unrealized appreciation (depreciation)						2,048,836	(613,824)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

30  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

 Currency Abbreviations

AED	Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

SAR	Saudi Riyal

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

See Notes to Financial Statements.

DBX ETF Trust  |  31

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$141,980,417	$—	$3,752	$141,984,169

Preferred Stocks (a)	983,417	—	0	983,417

Rights	—	—	730	730

Warrants (a)	21	—	0	21

Short-Term Investments (a)	2,227,907	—	—	2,227,907

Derivatives (b)

Forward Foreign Currency Contracts	—	2,048,836	—	2,048,836

Futures Contracts	9,682	—	—	9,682

TOTAL	$145,201,444	$2,048,836	$4,482	$147,254,762

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(613,824)	$—	$(613,824)

Futures Contracts	(24,895)	—	—	(24,895)

TOTAL	$(24,895)	$(613,824)	$—	$(638,719)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

32  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 98.1%

Australia – 7.5%

ANZ Group Holdings Ltd.	1,176,690	23,928,353

APA Group (a)	530,758	2,500,044

Aristocrat Leisure Ltd.	219,941	9,721,414

ASX Ltd.	73,301	3,159,093

BHP Group Ltd.	1,992,556	52,738,708

BlueScope Steel Ltd.	179,855	2,596,677

Brambles Ltd.	546,582	6,785,909

CAR Group Ltd.	152,342	4,124,599

Cochlear Ltd.	25,773	5,115,584

Coles Group Ltd.	540,802	6,558,909

Commonwealth Bank of

Australia	657,764	68,050,678

Computershare Ltd.	211,937	4,409,357

CSL Ltd.	189,683	34,924,495

Endeavour Group Ltd.	631,809	1,801,280

Fortescue Ltd.	679,742	8,421,375

Goodman Group REIT	673,233	16,650,724

GPT Group REIT	747,816	2,322,286

Insurance Australia Group Ltd.	907,645	5,051,019

Lottery Corp. Ltd.	882,527	2,982,440

Macquarie Group Ltd.	142,094	21,424,388

Medibank Pvt Ltd.	1,112,483	2,772,494

Mineral Resources Ltd.	64,991	1,425,916

Mirvac Group REIT	1,504,779	2,120,510

National Australia Bank Ltd.	1,196,715	30,526,811

Northern Star Resources Ltd.	472,108	5,393,137

Orica Ltd.	183,817	2,171,791

Origin Energy Ltd.	681,622	4,833,782

Pro Medicus Ltd.	21,633	3,555,017

Qantas Airways Ltd. *	292,024	1,670,829

QBE Insurance Group Ltd.	608,501	7,939,721

Ramsay Health Care Ltd.	78,218	2,020,255

REA Group Ltd.	19,888	3,263,584

Reece Ltd.	85,823	1,441,206

Rio Tinto Ltd.	144,600	11,154,411

Santos Ltd.	1,284,510	5,539,275

Scentre Group REIT	2,095,527	5,031,008

SEEK Ltd.	136,976	2,334,165

SGH Ltd.	83,728	2,704,442

Sonic Healthcare Ltd.	177,914	3,316,151

South32 Ltd.	1,782,462	4,325,907

Stockland REIT	913,187	3,109,884

Suncorp Group Ltd.	499,271	6,416,771

Telstra Group Ltd.	1,582,101	4,066,721

Transurban Group (a)	1,204,398	10,057,590

Treasury Wine Estates Ltd.	332,190	2,455,446

Vicinity Ltd. REIT	1,455,803	2,051,494

Washington H Soul Pattinson &

Co. Ltd.	98,302	2,231,801

Wesfarmers Ltd.	445,840	20,892,905

	Number of Shares	Value $

Westpac Banking Corp.	1,349,663	29,374,151

WiseTech Global Ltd.	71,047	5,937,571

Woodside Energy Group Ltd.	740,617	11,842,706

Woolworths Group Ltd.	473,636	9,325,624

(Cost $417,197,664)		494,570,408

Austria – 0.2%

Erste Group Bank AG	131,382	7,216,263

OMV AG	55,733	2,236,608

Verbund AG	25,542	2,040,849

(Cost $8,208,130)		11,493,720

Belgium – 0.8%

Ageas SA/NV	60,505	3,058,192

Anheuser-Busch InBev SA/NV	353,023	19,031,413

D’ieteren Group	8,052	1,719,626

Elia Group SA/NV	11,311	1,061,179

Groupe Bruxelles Lambert NV	32,326	2,239,086

KBC Group NV	89,713	6,478,933

Lotus Bakeries NV	172	2,071,475

Sofina SA	6,672	1,550,592

Syensqo SA	27,447	2,040,855

UCB SA	49,016	9,614,784

Warehouses De Pauw CVA REIT	70,938	1,570,543

(Cost $51,778,600)		50,436,678

Chile – 0.1%

Antofagasta PLC

(Cost $2,667,663)	160,091	3,473,989

China – 0.0%

Yangzijiang Shipbuilding Holdings Ltd.

(Cost $1,952,204)	999,300	1,799,195

Denmark – 3.2%

A.P. Moller – Maersk A/S, Class A	1,058	1,736,887

A.P. Moller – Maersk A/S, Class B	1,887	3,206,269

Carlsberg AS, Class B	36,908	3,806,169

Coloplast A/S, Class B	49,660	6,266,953

Danske Bank A/S	266,756	7,672,211

Demant A/S *	33,368	1,274,553

DSV A/S	80,475	17,207,859

Genmab A/S *	24,798	5,369,376

Novo Nordisk A/S, Class B	1,264,391	135,863,233

Novonesis (Novozymes) B, Class B	136,923	8,037,380

Orsted AS, 144A * (b)	70,000	3,891,482

Pandora A/S	32,592	5,255,730

ROCKWOOL A/S, Class B	3,926	1,433,875

Tryg A/S	135,838	3,133,967

Vestas Wind Systems A/S *	394,152	6,135,118

Zealand Pharma A/S *	26,368	2,731,195

(Cost $140,150,567)		213,022,257

See Notes to Financial Statements.

DBX ETF Trust  |  33

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Elisa OYJ	53,744	2,438,899

Fortum OYJ	172,840	2,609,307

Kesko OYJ, Class B	105,795	2,106,583

Kone OYJ, Class B	132,979	6,904,301

Metso Corp. (b)	259,870	2,289,822

Neste OYJ	157,846	2,406,334

Nokia OYJ	2,120,085	8,928,754

Nordea Bank Abp	1,244,156	14,095,179

Orion OYJ, Class B	46,379	2,194,989

Sampo OYJ, Class A	193,143	8,286,513

Stora Enso OYJ, Class R	217,240	2,113,289

UPM-Kymmene OYJ	209,468	5,519,835

Wartsila OYJ Abp	204,250	3,718,997

(Cost $66,835,535)		63,612,802

France – 10.4%

Accor SA	71,706	3,314,723

Aeroports de Paris SA	13,401	1,552,961

Air Liquide SA	227,121	37,804,186

Airbus SE	233,515	36,466,369

Alstom SA *	136,831	3,082,970

Amundi SA, 144A	27,637	1,803,155

Arkema SA	24,268	1,926,213

AXA SA	692,276	24,162,342

BioMerieux	15,580	1,629,871

BNP Paribas SA	398,920	23,912,124

Bollore SE	267,221	1,650,139

Bouygues SA	72,124	2,149,421

Bureau Veritas SA	118,829	3,621,796

Capgemini SE	61,246	9,845,655

Carrefour SA	221,779	3,379,808

Cie de Saint-Gobain SA	179,658	16,416,013

Cie Generale des Etablissements Michelin SCA	265,710	8,646,933

Covivio SA REIT	24,760	1,362,583

Credit Agricole SA	428,702	5,748,324

Danone SA	250,068	17,112,085

Dassault Aviation SA	8,214	1,637,739

Dassault Systemes SE	259,819	8,977,661

Edenred SE	94,874	3,142,683

Eiffage SA	27,912	2,522,655

Engie SA	724,640	11,568,491

EssilorLuxottica SA	116,664	28,372,394

Eurazeo SE	16,416	1,208,297

Gecina SA REIT	17,685	1,784,575

Getlink SE	125,711	2,057,464

Hermes International SCA	12,464	27,238,713

Ipsen SA	13,292	1,538,923

Kering SA	28,931	6,758,857

Klepierre SA REIT	81,650	2,473,061

	Number of Shares	Value $

La Francaise des Jeux SAEM, 144A	40,029	1,584,366

Legrand SA	101,986	10,240,575

L’Oreal SA	94,307	32,800,968

LVMH Moet Hennessy Louis Vuitton SE	108,132	67,803,433

Orange SA (b)	727,030	7,759,564

Pernod Ricard SA	78,424	8,789,295

Publicis Groupe SA	89,132	9,687,533

Renault SA	78,604	3,371,556

Rexel SA	92,938	2,403,829

Safran SA	142,357	33,219,762

Sanofi SA	448,679	43,727,768

Sartorius Stedim Biotech	10,942	2,088,440

Schneider Electric SE	214,786	55,349,542

SEB SA	8,938	849,426

Societe Generale SA	286,856	7,618,338

Sodexo SA	33,061	2,750,095

Teleperformance SE	20,290	1,911,519

Thales SA	37,449	5,607,971

TotalEnergies SE	848,190	49,343,276

Unibail-Rodamco-Westfield REIT *	46,532	3,819,431

Veolia Environnement SA	278,298	8,119,998

Vinci SA	196,327	20,748,213

Vivendi SE	301,001	2,768,196

(Cost $565,479,804)		687,232,278

Germany – 8.6%

adidas AG	62,850	14,839,318

Allianz SE	153,693	47,527,327

BASF SE	352,892	15,842,422

Bayer AG	380,491	7,807,042

Bayerische Motoren Werke AG	113,990	8,446,912

Bechtle AG	30,974	1,019,452

Beiersdorf AG	39,321	5,103,889

Brenntag SE	49,903	3,221,555

Carl Zeiss Meditec AG	19,709	1,179,523

Commerzbank AG	382,709	5,882,933

Continental AG	41,351	2,714,982

Covestro AG, 144A *	69,347	4,236,070

CTS Eventim AG & Co. KGaA	23,542	2,081,608

Daimler Truck Holding AG	199,407	7,554,966

Delivery Hero SE, 144A *	69,338	2,842,759

Deutsche Bank AG (c)	752,094	12,793,966

Deutsche Boerse AG	73,627	17,259,171

Deutsche Lufthansa AG	255,681	1,714,442

Deutsche Post AG	402,875	14,824,638

Deutsche Telekom AG	1,374,444	44,044,534

E.ON SE	872,292	11,248,549

Evonik Industries AG	98,330	1,807,049

Fresenius Medical Care AG	81,006	3,566,314

Fresenius SE & Co. KGaA *	171,021	6,021,592

See Notes to Financial Statements.

34  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

GEA Group AG	62,580	3,133,931

Hannover Rueck SE	24,811	6,488,228

Heidelberg Materials AG	53,945	6,816,550

Henkel AG & Co. KGaA	37,947	2,885,448

Infineon Technologies AG	512,677	16,719,185

Knorr-Bremse AG	27,507	2,100,335

LEG Immobilien SE	30,182	2,802,559

Mercedes-Benz Group AG	290,774	16,297,187

Merck KGaA	50,014	7,494,867

MTU Aero Engines AG	21,066	7,183,179

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	52,644	27,539,027

Nemetschek SE	21,825	2,268,166

Puma SE	44,252	2,074,654

Rational AG	2,204	2,064,258

Rheinmetall AG	16,923	11,146,949

RWE AG	245,692	8,286,711

SAP SE	410,064	97,600,085

Scout24 SE, 144A	30,521	2,747,149

Siemens AG	298,283	57,818,688

Siemens Energy AG *	248,101	13,396,090

Siemens Healthineers AG, 144A	111,809	6,072,570

Symrise AG	51,790	5,727,582

Talanx AG	24,850	2,109,161

Vonovia SE	295,624	9,823,775

Zalando SE, 144A *	89,960	2,800,923

(Cost $457,839,940)		566,978,270

Hong Kong – 2.0%

AIA Group Ltd.	4,260,158	31,835,941

BOC Hong Kong Holdings Ltd.	1,407,248	4,322,259

CK Asset Holdings Ltd.	768,867	3,142,104

CK Hutchison Holdings Ltd.	1,031,899	5,370,744

CK Infrastructure Holdings Ltd.	262,101	1,805,410

CLP Holdings Ltd.	635,438	5,332,472

Futu Holdings Ltd., ADR *	23,462	2,046,590

Galaxy Entertainment Group Ltd.	877,331	3,895,415

Hang Seng Bank Ltd.	302,400	3,592,783

Henderson Land Development Co. Ltd.	588,127	1,844,180

HKT Trust & HKT Ltd. (a)	1,649,364	2,049,676

Hong Kong & China Gas Co. Ltd.	4,338,077	3,289,209

Hong Kong Exchanges & Clearing Ltd.	469,973	17,503,043

Hongkong Land Holdings Ltd.	453,055	2,061,400

Jardine Matheson Holdings Ltd.	58,201	2,541,056

Link REIT	986,524	4,291,495

MTR Corp. Ltd.	567,388	1,986,959

Power Assets Holdings Ltd.	547,497	3,588,345

Prudential PLC	1,071,324	8,763,850

Sino Land Co. Ltd.	1,653,285	1,618,993

	Number of Shares	Value $

SITC International Holdings Co. Ltd.	567,025	1,475,603

Sun Hung Kai Properties Ltd.	552,732	5,487,258

Swire Pacific Ltd., Class A	178,585	1,469,963

Techtronic Industries Co. Ltd.	525,708	7,404,528

WH Group Ltd., 144A	3,309,103	2,623,842

Wharf Holdings Ltd.	426,939	1,171,402

Wharf Real Estate Investment Co. Ltd.	612,092	1,640,080

(Cost $144,043,834)		132,154,600

Ireland – 0.8%

AerCap Holdings NV	75,833	7,534,767

AIB Group PLC	726,042	3,957,110

Bank of Ireland Group PLC	410,789	3,603,111

DCC PLC	41,208	3,006,986

Experian PLC	356,255	17,032,658

James Hardie Industries PLC CDI *	170,603	6,256,251

Kerry Group PLC, Class A	61,263	5,929,131

Kingspan Group PLC	61,145	4,607,338

(Cost $37,235,423)		51,927,352

Israel – 0.9%

Azrieli Group Ltd.	16,329	1,309,181

Bank Hapoalim BM	475,600	5,460,250

Bank Leumi Le-Israel BM	593,753	6,756,209

Check Point Software Technologies Ltd. *	34,909	6,353,438

CyberArk Software Ltd. *	17,067	5,521,345

Elbit Systems Ltd.	10,053	2,442,933

Global-e Online Ltd. *	42,245	2,208,569

ICL Group Ltd.	274,326	1,239,533

Israel Discount Bank Ltd., Class A	463,850	3,049,265

Mizrahi Tefahot Bank Ltd.	63,777	2,753,470

Monday.com Ltd. *	15,149	4,322,919

Nice Ltd. *	24,781	4,462,499

Teva Pharmaceutical Industries Ltd., ADR *	451,298	7,572,780

Wix.com Ltd. *	20,799	4,653,568

(Cost $41,469,811)		58,105,959

Italy – 2.5%

Amplifon SpA	46,609	1,185,312

Banco BPM SpA	526,513	4,014,134

BPER Banca SPA	381,190	2,330,924

Davide Campari-Milano NV	255,691	1,536,455

DiaSorin SpA	8,898	996,293

Enel SpA	3,182,416	22,935,761

Eni SpA	894,285	12,687,740

Ferrari NV	49,549	21,588,619

FinecoBank Banca Fineco SpA	248,893	4,001,101

Generali	371,149	10,636,679

See Notes to Financial Statements.

DBX ETF Trust  |  35

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Infrastrutture Wireless Italiane SpA, 144A	121,180	1,250,388

Intesa Sanpaolo SpA (b)	5,731,440	21,999,885

Leonardo SpA	161,353	4,349,257

Mediobanca Banca di Credito Finanziario SpA	185,897	2,715,926

Moncler SpA	92,330	4,528,993

Nexi SpA, 144A *	225,316	1,336,285

Poste Italiane SpA, 144A	188,870	2,655,423

Prysmian SpA	108,875	7,192,188

Recordati Industria Chimica e Farmaceutica SpA	39,584	2,159,521

Snam SpA	752,354	3,512,908

Telecom Italia SpA *	3,679,014	884,993

Terna - Rete Elettrica Nazionale	554,126	4,696,147

UniCredit SpA	578,022	22,257,472

Unipol Gruppo SpA	153,993	1,861,128

(Cost $123,294,419)		163,313,532

Japan – 22.4%

Advantest Corp.	301,800	16,618,765

Aeon Co. Ltd.	258,500	6,208,561

AGC, Inc.	72,200	2,262,884

Aisin Corp.	187,162	1,973,681

Ajinomoto Co., Inc.	187,247	7,860,770

ANA Holdings, Inc.	60,100	1,160,311

Asahi Group Holdings Ltd.	564,495	6,147,050

Asahi Kasei Corp.	490,100	3,497,907

Asics Corp.	267,700	5,372,247

Astellas Pharma, Inc.	706,632	7,373,736

Bandai Namco Holdings, Inc.	232,700	4,914,007

Bridgestone Corp.	223,776	7,999,050

Brother Industries Ltd.	87,400	1,539,020

Canon, Inc.	371,186	12,075,203

Capcom Co. Ltd.	136,000	3,186,421

Central Japan Railway Co.	295,570	6,097,465

Chiba Bank Ltd.	206,100	1,722,321

Chubu Electric Power Co., Inc.	271,400	2,871,065

Chugai Pharmaceutical Co. Ltd.	260,100	11,468,456

Concordia Financial Group Ltd.	407,215	2,442,909

Dai Nippon Printing Co. Ltd.	162,200	2,476,791

Daifuku Co. Ltd.	120,963	2,519,658

Dai-ichi Life Holdings, Inc.	356,138	9,641,239

Daiichi Sankyo Co. Ltd.	688,393	21,846,955

Daikin Industries Ltd.	102,088	12,344,843

Daito Trust Construction Co. Ltd.	23,213	2,594,476

Daiwa House Industry Co. Ltd.	230,236	7,239,110

Daiwa Securities Group, Inc.	512,787	3,445,652

Denso Corp.	737,712	10,495,782

Dentsu Group, Inc.	77,000	1,967,709

Disco Corp.	36,700	9,957,364

East Japan Railway Co.	358,159	6,988,935

Eisai Co. Ltd.	96,852	3,022,580

	Number of Shares	Value $

ENEOS Holdings, Inc.	1,071,328	5,790,498

FANUC Corp.	368,785	9,579,439

Fast Retailing Co. Ltd.	74,951	25,599,743

Fuji Electric Co. Ltd.	52,700	2,966,400

FUJIFILM Holdings Corp.	437,062	9,854,632

Fujikura Ltd.	97,100	3,453,396

Fujitsu Ltd.	657,220	12,587,493

Hankyu Hanshin Holdings, Inc.	94,940	2,605,076

Hikari Tsushin, Inc.	7,400	1,621,037

Hitachi Construction Machinery Co. Ltd.	44,900	1,013,581

Hitachi Ltd.	1,820,705	45,639,297

Honda Motor Co. Ltd.	1,755,297	15,149,466

Hoshizaki Corp.	41,000	1,659,015

Hoya Corp.	136,974	17,629,773

Hulic Co. Ltd.	150,300	1,354,950

Idemitsu Kosan Co. Ltd.	369,420	2,467,984

Inpex Corp.	351,317	4,634,454

Isuzu Motors Ltd.	217,300	2,899,947

ITOCHU Corp.	467,454	23,066,562

Japan Airlines Co. Ltd.	57,073	951,789

Japan Exchange Group, Inc.	395,856	4,770,959

Japan Post Bank Co. Ltd.	569,958	5,393,348

Japan Post Holdings Co. Ltd.	752,013	7,535,709

Japan Post Insurance Co. Ltd.	81,800	1,715,920

Japan Real Estate Investment Corp. REIT	556	2,058,434

Japan Tobacco, Inc.	467,541	13,182,007

JFE Holdings, Inc.	229,785	2,624,315

Kajima Corp.	152,400	2,783,408

Kansai Electric Power Co., Inc.	280,667	3,611,496

Kao Corp.	183,604	7,992,492

Kawasaki Kisen Kaisha Ltd.	150,100	1,998,625

KDDI Corp.	603,333	19,957,888

Keyence Corp.	76,470	33,073,633

Kikkoman Corp.	254,610	2,792,985

Kirin Holdings Co. Ltd.	310,523	4,335,992

Kobe Bussan Co. Ltd.	60,300	1,520,395

Kokusai Electric Corp.	53,500	886,661

Komatsu Ltd.	338,373	9,103,780

Konami Group Corp.	40,566	4,005,364

Kubota Corp. (b)	362,581	4,538,320

Kyocera Corp.	507,300	4,995,366

Kyowa Kirin Co. Ltd.	105,000	1,744,387

Lasertec Corp.	31,300	3,438,733

LY Corp.	1,100,500	3,029,243

M3, Inc.	161,742	1,567,267

Makita Corp.	98,000	3,067,576

Marubeni Corp.	555,000	8,359,864

MatsukiyoCocokara & Co.	131,500	1,844,550

McDonald’s Holdings Co. Japan Ltd. (b)	33,622	1,390,806

See Notes to Financial Statements.

36  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

MEIJI Holdings Co. Ltd.	99,180	2,120,930

MINEBEA MITSUMI, Inc.	150,920	2,469,948

Mitsubishi Chemical Group Corp.	495,500	2,599,024

Mitsubishi Corp.	1,314,275	22,181,245

Mitsubishi Electric Corp.	738,979	12,578,051

Mitsubishi Estate Co. Ltd.	436,251	6,179,056

Mitsubishi HC Capital, Inc.	336,700	2,272,567

Mitsubishi Heavy Industries Ltd.	1,260,290	18,507,667

Mitsubishi UFJ Financial Group, Inc.	4,364,652	52,268,487

Mitsui & Co. Ltd. (b)	992,020	20,789,727

Mitsui Chemicals, Inc.	75,900	1,759,537

Mitsui Fudosan Co. Ltd.	1,068,278	8,952,290

Mitsui OSK Lines Ltd.	133,100	4,562,082

Mizuho Financial Group, Inc.	948,558	23,986,524

MonotaRO Co. Ltd.	110,800	1,975,874

MS&AD Insurance Group Holdings, Inc.	510,963	11,408,229

Murata Manufacturing Co. Ltd.	656,831	11,017,414

NEC Corp.	95,659	8,147,380

Nexon Co. Ltd.	125,945	1,732,543

Nidec Corp.	327,692	6,033,089

Nintendo Co. Ltd.	408,110	24,027,326

Nippon Building Fund, Inc. REIT	2,865	2,402,817

Nippon Paint Holdings Co. Ltd.	369,410	2,526,672

Nippon Sanso Holdings Corp.	72,500	2,115,795

Nippon Steel Corp.	363,809	7,437,127

Nippon Telegraph & Telephone Corp.	11,765,150	12,060,773

Nippon Yusen KK	171,400	5,493,414

Nissan Motor Co. Ltd.	912,342	2,188,182

Nissin Foods Holdings Co. Ltd.	79,200	2,105,437

Nitori Holdings Co. Ltd.	31,501	4,047,091

Nitto Denko Corp.	278,220	4,439,918

Nomura Holdings, Inc.	1,180,354	7,110,205

Nomura Research Institute Ltd.	151,643	4,642,319

NTT Data Group Corp.	243,534	4,716,396

Obayashi Corp.	268,200	3,826,564

Obic Co. Ltd.	122,000	3,998,998

Olympus Corp.	474,316	7,480,525

Omron Corp.	68,292	2,175,085

Ono Pharmaceutical Co. Ltd. (b)	144,906	1,677,207

Oracle Corp.	13,700	1,402,593

Oriental Land Co. Ltd.	435,300	10,291,977

ORIX Corp.	450,446	10,135,336

Osaka Gas Co. Ltd.	140,500	3,083,414

Otsuka Corp.	84,900	2,117,394

Otsuka Holdings Co. Ltd.	172,467	10,009,863

Pan Pacific International Holdings Corp.	148,872	3,787,461

Panasonic Holdings Corp.	908,385	8,896,273

Rakuten Group, Inc. *	604,886	3,469,889

	Number of Shares	Value $

Recruit Holdings Co. Ltd.	550,553	38,208,319

Renesas Electronics Corp.	674,000	8,843,885

Resona Holdings, Inc.	814,425	6,803,203

Ricoh Co. Ltd.	211,000	2,399,906

SBI Holdings, Inc.	109,125	2,756,566

SCREEN Holdings Co. Ltd.	33,300	2,092,265

SCSK Corp.	59,000	1,193,879

Secom Co. Ltd.	167,300	5,839,401

Seiko Epson Corp.	120,059	2,133,767

Sekisui Chemical Co. Ltd.	144,600	2,337,526

Sekisui House Ltd.	234,251	5,541,624

Seven & i Holdings Co. Ltd.	859,928	14,964,264

SG Holdings Co. Ltd.	107,600	1,057,736

Shimadzu Corp.	96,400	2,714,068

Shimano, Inc.	29,294	4,101,238

Shin-Etsu Chemical Co. Ltd.	707,620	26,263,843

Shionogi & Co. Ltd.	305,085	4,320,203

Shiseido Co. Ltd.	152,857	2,916,888

Shizuoka Financial Group, Inc.	174,000	1,548,837

SMC Corp.	21,982	9,333,977

SoftBank Corp.	11,156,400	14,396,557

SoftBank Group Corp.	375,328	22,413,332

Sompo Holdings, Inc.	344,005	9,071,396

Sony Group Corp.	2,453,680	49,306,441

Subaru Corp.	233,234	3,750,853

Sumitomo Corp.	433,476	9,292,910

Sumitomo Electric Industries Ltd.	274,900	5,301,800

Sumitomo Metal Mining Co. Ltd.	101,300	2,502,037

Sumitomo Mitsui Financial Group, Inc.	1,465,745	36,104,892

Sumitomo Mitsui Trust Holdings, Inc.	255,162	6,387,576

Sumitomo Realty & Development Co. Ltd.	117,003	3,626,436

Suntory Beverage & Food Ltd.	53,300	1,814,066

Suzuki Motor Corp.	606,804	6,433,404

Sysmex Corp.	197,521	4,176,400

T&D Holdings, Inc.	187,900	3,557,342

Taisei Corp.	65,715	2,859,332

Takeda Pharmaceutical Co. Ltd.	625,211	17,059,185

TDK Corp.	755,160	9,734,721

Terumo Corp.	522,988	10,663,168

TIS, Inc. (b)	91,200	2,233,071

Toho Co. Ltd.	42,000	1,836,447

Tokio Marine Holdings, Inc.	738,750	27,468,625

Tokyo Electric Power Co. Holdings, Inc. *	594,200	2,129,177

Tokyo Electron Ltd.	175,792	27,383,798

Tokyo Gas Co. Ltd.	131,680	3,968,704

Tokyu Corp.	219,910	2,571,789

TOPPAN Holdings, Inc.	97,989	2,623,910

Toray Industries, Inc.	568,043	3,622,584

See Notes to Financial Statements.

DBX ETF Trust  |  37

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

TOTO Ltd.	61,915	1,667,865

Toyota Industries Corp.	62,900	4,686,815

Toyota Motor Corp.	4,036,620	68,828,094

Toyota Tsusho Corp.	250,333	4,267,572

Trend Micro, Inc.	52,076	2,863,762

Unicharm Corp.	149,600	3,889,960

West Japan Railway Co.	179,612	3,379,428

Yakult Honsha Co. Ltd.	94,058	1,920,257

Yamaha Motor Co. Ltd.	385,622	3,351,386

Yaskawa Electric Corp.	87,420	2,289,488

Yokogawa Electric Corp.	88,944	1,981,090

Zensho Holdings Co. Ltd.	37,500	2,260,676

ZOZO, Inc.	55,597	1,751,060

(Cost $1,155,667,000)		1,481,183,494

Luxembourg – 0.2%

ArcelorMittal SA	185,156	4,671,465

CVC Capital Partners PLC, 144A *	80,505	1,974,049

Eurofins Scientific SE	54,926	2,719,820

Tenaris SA	156,789	3,013,287

(Cost $11,462,774)		12,378,621

Macau – 0.0%

Sands China Ltd. *

(Cost $3,073,986)	907,979	2,315,046

Netherlands – 4.7%

ABN AMRO Bank NV, 144A	184,991	2,880,845

Adyen NV, 144A *	8,608	12,557,021

Aegon Ltd.	551,672	3,562,560

Akzo Nobel NV	68,446	4,005,736

Argenx SE *	23,472	14,566,431

ASM International NV	18,150	9,823,052

ASML Holding NV	157,022	109,410,606

ASR Nederland NV	60,210	2,886,529

BE Semiconductor Industries NV	31,159	3,726,242

Euronext NV, 144A	32,340	3,617,630

EXOR NV	40,055	3,969,846

Ferrovial SE	184,854	7,633,526

Heineken Holding NV	49,326	3,132,104

Heineken NV	111,518	8,268,452

IMCD NV	21,229	3,192,513

ING Groep NV	1,297,712	20,130,851

JDE Peet’s NV	57,321	1,144,708

Koninklijke Ahold Delhaize NV	363,080	12,545,692

Koninklijke KPN NV	1,547,797	6,013,225

Koninklijke Philips NV *	310,703	8,480,196

NN Group NV	106,206	4,942,135

Prosus NV *	536,033	21,868,803

QIAGEN NV *	87,362	3,826,261

Randstad NV	39,494	1,739,154

Stellantis NV	777,959	10,321,071

Universal Music Group NV	320,090	7,726,921

	Number of Shares	Value $

Wolters Kluwer NV	93,522	15,633,007

(Cost $228,105,970)		307,605,117

New Zealand – 0.3%

Auckland International Airport Ltd.	586,462	2,697,573

Fisher & Paykel Healthcare Corp. Ltd.	234,014	5,277,985

Infratil Ltd.	354,541	2,700,482

Mercury NZ Ltd.	293,005	1,149,754

Meridian Energy Ltd.	494,668	1,820,862

Xero Ltd. *	57,043	6,469,802

(Cost $15,249,718)		20,116,458

Norway – 0.6%

Aker BP ASA	129,888	2,665,396

DNB Bank ASA	346,727	7,250,225

Equinor ASA	326,516	7,907,827

Gjensidige Forsikring ASA (b)	77,502	1,379,655

Kongsberg Gruppen ASA	35,496	4,179,312

Mowi ASA	189,095	3,434,741

Norsk Hydro ASA	561,097	3,473,560

Orkla ASA	268,361	2,478,619

Salmar ASA (b)	24,988	1,300,049

Telenor ASA	249,950	2,945,186

Yara International ASA (b)	63,278	1,781,437

(Cost $37,122,908)		38,796,007

Poland – 0.0%

InPost SA *

(Cost $1,553,188)	86,876	1,524,381

Portugal – 0.1%

EDP SA	1,249,668	4,525,679

Galp Energia SGPS SA	172,911	2,842,778

Jeronimo Martins SGPS SA	121,627	2,373,559

(Cost $9,635,257)		9,742,016

Singapore – 1.6%

CapitaLand Ascendas REIT	1,582,599	3,097,687

CapitaLand Integrated Commercial Trust REIT	2,261,334	3,311,206

CapitaLand Investment Ltd.	832,400	1,697,697

DBS Group Holdings Ltd.	784,545	24,868,884

Genting Singapore Ltd.	2,194,478	1,254,175

Grab Holdings Ltd., Class A *	853,067	4,265,335

Keppel Ltd.	551,500	2,772,847

Oversea-Chinese Banking Corp. Ltd.	1,338,387	16,278,018

Sea Ltd., ADR *	145,874	16,600,461

Sembcorp Industries Ltd.	317,900	1,239,728

Singapore Airlines Ltd. (b)	604,750	2,850,826

Singapore Exchange Ltd.	328,500	3,121,676

Singapore Technologies Engineering Ltd.	580,200	1,950,543

See Notes to Financial Statements.

38  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Singapore Telecommunications Ltd.	2,874,789	6,657,836

United Overseas Bank Ltd.	495,954	13,471,957

Wilmar International Ltd.	847,866	1,950,937

(Cost $81,471,586)		105,389,813

Spain – 2.6%

Acciona SA	10,814	1,376,769

ACS Actividades de Construccion y Servicios SA	68,761	3,198,961

Aena SME SA, 144A	29,081	6,303,016

Amadeus IT Group SA	178,008	12,512,598

Banco Bilbao Vizcaya Argentaria SA	2,258,074	21,354,550

Banco de Sabadell SA	2,169,240	4,098,987

Banco Santander SA	6,065,702	28,087,808

CaixaBank SA	1,540,751	8,390,954

Cellnex Telecom SA, 144A *	206,469	7,424,844

EDP Renovaveis SA	135,618	1,590,253

Endesa SA	129,185	2,835,502

Grifols SA *	110,796	1,010,273

Iberdrola SA	2,362,668	33,730,575

Industria de Diseno Textil SA	426,109	23,530,647

Redeia Corp. SA	166,995	2,986,753

Repsol SA	477,331	5,973,514

Telefonica SA (b)	1,609,196	7,299,115

(Cost $149,547,150)		171,705,119

Sweden – 3.5%

AddTech AB, Class B	105,616	2,909,238

Alfa Laval AB	114,556	4,883,653

Assa Abloy AB, Class B	399,010	12,269,509

Atlas Copco AB, Class A	1,054,864	16,867,402

Atlas Copco AB, Class B	610,120	8,632,690

Beijer Ref AB	150,737	2,380,546

Boliden AB	103,915	3,104,732

Epiroc AB, Class A	257,815	4,704,826

Epiroc AB, Class B	150,416	2,484,583

EQT AB (b)	150,062	4,553,763

Essity AB, Class B	237,485	6,545,987

Evolution AB, 144A	67,775	5,924,268

Fastighets AB Balder, Class B *	243,972	1,879,896

Getinge AB, Class B	96,361	1,508,088

H & M Hennes & Mauritz AB, Class B (b)	227,327	3,157,001

Hexagon AB, Class B	803,576	6,857,375

Holmen AB, Class B	30,107	1,135,602

Industrivarden AB, Class A	48,347	1,590,096

Industrivarden AB, Class C	57,096	1,874,174

Indutrade AB	102,827	2,628,480

Investment AB Latour, Class B	53,767	1,367,489

Investor AB, Class B	680,863	18,707,775

L E Lundbergforetagen AB, Class B	28,316	1,375,358

	Number of Shares	Value $

Lifco AB, Class B	88,065	2,676,453

Nibe Industrier AB, Class B (b)	568,327	2,411,884

Saab AB, Class B	131,237	2,878,126

Sagax AB, Class B	85,604	1,898,975

Sandvik AB	431,257	7,986,754

Securitas AB, Class B (b)	207,183	2,624,243

Skandinaviska Enskilda Banken AB, Class A	614,671	8,550,345

Skanska AB, Class B	141,150	2,948,428

SKF AB, Class B	128,214	2,466,310

Spotify Technology SA *	60,141	28,684,851

Svenska Cellulosa AB SCA, Class B	228,395	2,971,561

Svenska Handelsbanken AB, Class A	570,914	5,949,696

Swedbank AB, Class A	329,053	6,459,543

Swedish Orphan Biovitrum AB *	80,026	2,221,985

Tele2 AB, Class B	200,579	2,107,801

Telefonaktiebolaget LM Ericsson, Class B	1,105,719	9,003,238

Telia Co. AB	985,068	2,889,784

Trelleborg AB, Class B	86,938	2,878,483

Volvo AB, Class A	72,979	1,829,316

Volvo AB, Class B	632,256	15,767,069

(Cost $202,738,542)		232,547,376

Switzerland – 10.1%

ABB Ltd.	621,542	35,488,453

Adecco Group AG	70,396	1,878,612

Alcon, Inc.	195,727	17,421,170

Avolta AG *	39,908	1,475,590

Bachem Holding AG	14,825	1,146,471

Baloise Holding AG	17,582	3,342,297

Banque Cantonale Vaudoise	13,875	1,377,889

Barry Callebaut AG	1,372	2,093,990

BKW AG	7,633	1,312,328

Chocoladefabriken Lindt & Spruengli AG	42	4,769,475

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	404	4,670,361

Cie Financiere Richemont SA, Class A	211,076	29,410,658

Clariant AG *	81,170	977,985

Coca-Cola HBC AG *	90,510	3,234,811

DSM-Firmenich AG	72,189	7,941,538

EMS-Chemie Holding AG	2,566	1,825,572

Galderma Group AG *	32,268	3,307,049

Geberit AG	13,413	8,078,873

Givaudan SA	3,643	16,055,511

Glencore PLC *	4,031,610	19,524,474

Helvetia Holding AG	14,389	2,522,895

Holcim AG *	204,124	20,801,826

Julius Baer Group Ltd.	79,400	5,256,666

See Notes to Financial Statements.

DBX ETF Trust  |  39

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Kuehne + Nagel International AG	19,235	4,600,149

Logitech International SA	58,157	4,722,037

Lonza Group AG	27,961	16,714,366

Nestle SA	1,029,882	89,445,123

Novartis AG	776,180	82,210,207

Partners Group Holding AG	8,777	12,757,847

Roche Holding AG	12,416	3,818,139

Roche Holding AG	276,421	80,201,641

Sandoz Group AG	160,558	7,318,644

Schindler Holding AG	9,757	2,764,446

Schindler Holding AG Participation Certificates	15,441	4,460,811

SGS SA	60,522	6,012,338

SIG Group AG *	127,356	2,519,352

Sika AG	60,108	15,569,651

Sonova Holding AG	19,749	6,745,968

STMicroelectronics NV	274,210	7,043,073

Straumann Holding AG	44,313	5,769,345

Swatch Group AG – Bearer	10,754	1,953,330

Swiss Life Holding AG	11,117	9,112,254

Swiss Prime Site AG	29,310	3,240,210

Swiss Re AG	116,526	17,222,188

Swisscom AG	10,145	5,858,202

Temenos AG	22,755	1,494,863

UBS Group AG	1,291,492	41,768,899

VAT Group AG, 144A	10,694	4,267,399

Zurich Insurance Group AG	57,723	36,616,021

(Cost $546,375,357)		668,120,997

United Kingdom – 14.0%

3i Group PLC	377,741	17,857,693

Admiral Group PLC	98,330	3,212,248

Anglo American PLC	493,557	15,856,174

Ashtead Group PLC	173,283	13,892,519

Associated British Foods PLC	127,985	3,585,594

AstraZeneca PLC	609,405	82,428,547

Auto Trader Group PLC, 144A	355,351	3,800,090

Aviva PLC	1,045,549	6,446,068

BAE Systems PLC	1,175,222	18,379,719

Barclays PLC	5,685,656	19,117,441

Barratt Redrow PLC	527,734	2,876,926

Berkeley Group Holdings PLC	43,508	2,300,288

BP PLC	6,352,146	31,143,011

British American Tobacco PLC	782,014	29,783,073

BT Group PLC	2,591,665	5,262,220

Bunzl PLC	132,114	5,991,412

Centrica PLC	2,110,213	3,426,653

Coca-Cola Europacific Partners PLC	81,855	6,350,311

Compass Group PLC	666,234	22,851,509

Croda International PLC	56,353	2,478,053

Diageo PLC	874,588	26,224,519

	Number of Shares	Value $

Endeavour Mining PLC	70,143	1,380,403

Entain PLC	259,124	2,660,734

GSK PLC	1,629,409	27,725,907

Haleon PLC	2,991,368	14,271,317

Halma PLC	152,276	5,255,990

Hargreaves Lansdown PLC	134,335	1,872,330

Hikma Pharmaceuticals PLC	65,811	1,613,905

HSBC Holdings PLC	7,151,049	66,783,678

Imperial Brands PLC	315,542	10,332,268

Informa PLC	514,184	5,613,982

InterContinental Hotels Group PLC	62,991	7,868,265

Intertek Group PLC	59,711	3,589,240

J Sainsbury PLC	674,260	2,244,786

JD Sports Fashion PLC	923,356	1,198,095

Kingfisher PLC	743,010	2,343,928

Land Securities Group PLC REIT	272,971	2,098,013

Legal & General Group PLC	2,339,168	6,598,075

Lloyds Banking Group PLC	23,655,253	15,998,130

London Stock Exchange Group PLC	188,005	27,006,463

M&G PLC	942,289	2,380,467

Marks & Spencer Group PLC	791,047	3,858,648

Melrose Industries PLC	532,902	3,901,541

Mondi PLC	182,031	2,762,162

National Grid PLC	1,914,179	24,217,606

NatWest Group PLC	2,771,552	14,225,877

Next PLC	46,854	6,019,794

Pearson PLC	241,120	3,789,402

Persimmon PLC	120,519	1,932,460

Phoenix Group Holdings PLC	254,686	1,668,563

Reckitt Benckiser Group PLC	271,244	16,802,380

RELX PLC	731,756	34,556,432

Rentokil Initial PLC	988,535	4,961,833

Rio Tinto PLC	443,727	27,919,613

Rolls-Royce Holdings PLC *	3,338,013	23,766,397

Sage Group PLC	394,337	6,594,407

Schroders PLC	310,201	1,246,246

Segro PLC REIT	505,597	5,026,590

Severn Trent PLC	108,635	3,734,437

Shell PLC	2,440,137	78,734,765

Smith & Nephew PLC	350,481	4,453,834

Smiths Group PLC	143,807	3,246,183

Spirax Group PLC	30,592	2,795,770

SSE PLC	425,181	9,600,402

Standard Chartered PLC	830,665	10,295,448

Taylor Wimpey PLC	1,489,938	2,487,791

Tesco PLC	2,686,931	12,548,343

Unilever PLC	975,233	58,434,998

United Utilities Group PLC	273,664	3,904,956

Vodafone Group PLC	8,805,456	7,955,179

Whitbread PLC	70,361	2,555,944

See Notes to Financial Statements.

40  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Wise PLC, Class A *	275,033	3,091,917

WPP PLC	404,555	4,430,434

(Cost $823,224,176)		923,620,396

TOTAL COMMON STOCKS

(Cost $5,323,381,206)		6,473,165,881

PREFERRED STOCKS – 0.3%

Germany – 0.3%

Bayerische Motoren Werke AG	22,796	1,556,064

Dr Ing hc F Porsche AG, 144A (b)	42,418	2,652,160

Henkel AG & Co. KGaA	67,779	5,792,961

Porsche Automobil Holding SE	64,391	2,359,181

Sartorius AG	9,705	2,236,982

Volkswagen AG	81,938	6,999,639

(Cost $30,896,769)		21,596,987

	Number of Shares	Value $

SECURITIES LENDING

COLLATERAL – 0.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (d)(e)

(Cost $55,654,058)	55,654,058	55,654,058

CASH EQUIVALENTS – 1.4%

DWS Government Money Market Series “Institutional Shares”, 4.59% (d)

(Cost $94,314,781)	94,314,781	94,314,781

TOTAL INVESTMENTS – 100.7%

(Cost $5,504,246,814)		6,644,731,707

Other assets and liabilities, net – (0.7%)		(43,448,686)

NET ASSETS – 100.0%		6,601,283,021

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
COMMON STOCKS – 0.2%

Germany – 0.2%

Deutsche Bank AG (c)

11,115,151	2,057,281		(738,683)	(741,141)	1,101,358	—	—	752,094	12,793,966

SECURITIES LENDING COLLATERAL – 0.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (d)(e)

49,090,266	6,563,792	(f)	—	—	—	176,376	—	55,654,058	55,654,058

CASH EQUIVALENTS – 1.4%

DWS ESG Liquidity Fund “Capital Shares” (g)

12,467,188	—		(12,467,188)	(1,247)	1,247	27,407	—	—	—

DWS Government Money Market Series “Institutional Shares”, 4.59% (d)

131,771,708	217,358,068		(254,814,995)	—	—	2,571,402	—	94,314,781	94,314,781

204,444,313	225,979,141		(268,020,866)	(742,388)	1,102,605	2,775,185	—	150,720,933	162,762,805

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $52,963,297, which is 0.8% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc.

See Notes to Financial Statements.

DBX ETF Trust  |  41

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

ADR:	American Depositary Receipt

CDI:	Chess Depositary Interests

CVA:	Credit Valuation Adjustment

REIT:	Real Estate Investment Trust

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC40 10 EURO Futures	EUR	125	9,704,256	9,581,590	12/20/2024	(122,666)

DAX Index Futures	EUR	7	3,509,157	3,642,751	12/20/2024	133,594

EURO STOXX 50 Futures	EUR	400	20,743,466	20,391,338	12/20/2024	(352,128)

FTSE 100 Index Futures	GBP	165	17,451,297	17,473,543	12/20/2024	22,246

IBEX 35 Index Futures	EUR	18	2,199,125	2,221,524	12/20/2024	22,399

MSCI EAFE Futures	USD	165	20,211,551	19,236,525	12/20/2024	(975,026)

MSCI Singapore Index Futures	SGD	125	3,503,693	3,492,585	12/30/2024	(11,108)

OMXS30 Index Futures	SEK	130	3,034,111	3,008,557	12/20/2024	(25,554)

SPI 200 Futures	AUD	85	11,365,695	11,725,748	12/19/2024	360,053

Swiss Market Index Futures	CHF	25	3,428,998	3,337,213	12/20/2024	(91,785)

TOPIX Index Futures	JPY	180	31,379,369	32,225,341	12/12/2024	845,972

Total net unrealized depreciation						(194,003)
At November 30, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/3/2024	AUD	3,810,300	USD	2,488,955	3,049	—

RBC Capital Markets	12/3/2024	AUD	1,905,200	USD	1,252,378	9,393	—

RBC Capital Markets	12/3/2024	AUD	717,478,342	USD	470,089,657	1,994,229	—

RBC Capital Markets	12/3/2024	AUD	1,905,200	USD	1,238,881	—	(4,105)

RBC Capital Markets	12/3/2024	AUD	25,534,000	USD	16,729,545	70,716	—

JP Morgan & Chase Co.	12/3/2024	CHF	550,470,200	USD	638,601,706	13,259,426	—

JP Morgan & Chase Co.	12/3/2024	CHF	1,434,500	USD	1,632,179	2,565	—

JP Morgan & Chase Co.	12/3/2024	CHF	8,971,000	USD	10,407,110	215,922	—

JP Morgan & Chase Co.	12/3/2024	CHF	2,868,900	USD	3,255,132	—	(3,981)

JP Morgan & Chase Co.	12/3/2024	CHF	1,434,500	USD	1,623,388	—	(6,225)

Citibank N.A.	12/3/2024	DKK	1,469,783,700	USD	214,258,244	5,674,211	—

Citibank N.A.	12/3/2024	DKK	30,737,000	USD	4,480,644	118,609	—

RBC Capital Markets	12/3/2024	DKK	7,695,000	USD	1,093,675	1,641	—

RBC Capital Markets	12/3/2024	DKK	3,847,500	USD	543,862	—	(2,155)

RBC Capital Markets	12/3/2024	DKK	3,847,500	USD	550,208	4,191	—

Citibank N.A.	12/3/2024	EUR	1,962,237,300	USD	2,132,814,588	55,892,540	—

RBC Capital Markets	12/3/2024	EUR	5,028,700	USD	5,362,766	40,159	—

RBC Capital Markets	12/3/2024	EUR	10,057,400	USD	10,660,255	15,041	—

RBC Capital Markets	12/3/2024	EUR	5,028,700	USD	5,301,997	—	(20,610)

RBC Capital Markets	12/3/2024	GBP	1,879,800	USD	2,377,217	—	(18,775)

RBC Capital Markets	12/3/2024	GBP	1,879,800	USD	2,418,607	22,615	—

RBC Capital Markets	12/3/2024	GBP	3,759,700	USD	4,766,587	—	(25,524)

See Notes to Financial Statements.

42  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/3/2024	GBP	718,886,500	USD	924,193,296	7,901,016	—

RBC Capital Markets	12/3/2024	GBP	14,250,000	USD	18,319,344	156,303	—

JP Morgan & Chase Co.	12/3/2024	HKD	2,466,900	USD	317,328	292	—

JP Morgan & Chase Co.	12/3/2024	HKD	4,933,900	USD	633,943	—	(140)

JP Morgan & Chase Co.	12/3/2024	HKD	962,107,400	USD	123,826,534	180,778	—

JP Morgan & Chase Co.	12/3/2024	ILS	9,885,000	USD	2,644,557	—	(79,101)

JP Morgan & Chase Co.	12/3/2024	ILS	85,205,800	USD	22,796,746	—	(680,390)

RBC Capital Markets	12/3/2024	JPY	570,974,100	USD	3,725,821	—	(91,609)

RBC Capital Markets	12/3/2024	JPY	216,664,777,100	USD	1,427,522,369	—	(21,059,331)

RBC Capital Markets	12/3/2024	JPY	6,015,125,000	USD	39,630,308	—	(585,735)

RBC Capital Markets	12/3/2024	JPY	1,141,948,200	USD	7,393,577	—	(241,283)

RBC Capital Markets	12/3/2024	JPY	570,974,100	USD	3,676,335	—	(141,095)

Goldman Sachs & Co.	12/3/2024	NOK	36,589,000	USD	3,317,627	1,203	—

Goldman Sachs & Co.	12/3/2024	NOK	170,096,200	USD	15,423,330	5,824	—

RBC Capital Markets	12/3/2024	NOK	211,411,000	USD	19,169,515	7,239	—

JP Morgan & Chase Co.	12/3/2024	NZD	8,366,900	USD	4,981,543	21,856	—

RBC Capital Markets	12/3/2024	NZD	10,000,000	USD	5,952,470	24,722	—

Morgan Stanley Capital	12/3/2024	SEK	2,209,645,200	USD	206,797,726	3,873,017	—

Morgan Stanley Capital	12/3/2024	SEK	20,938,000	USD	1,959,318	36,458	—

Morgan Stanley Capital	12/3/2024	SEK	5,719,400	USD	527,899	2,653	—

Morgan Stanley Capital	12/3/2024	SEK	5,719,400	USD	518,782	—	(6,464)

Morgan Stanley Capital	12/3/2024	SEK	11,438,900	USD	1,048,143	—	(2,358)

Goldman Sachs & Co.	12/3/2024	SGD	267,700	USD	200,861	840	—

Goldman Sachs & Co.	12/3/2024	SGD	3,422,000	USD	2,590,044	33,187	—

Goldman Sachs & Co.	12/3/2024	SGD	6,017,400	USD	4,554,565	58,472	—

RBC Capital Markets	12/3/2024	SGD	94,967,800	USD	71,881,046	922,813	—

RBC Capital Markets	12/3/2024	USD	488,999,895	AUD	750,633,042	726,240	—

JP Morgan & Chase Co.	12/3/2024	USD	641,519,977	CHF	565,179,100	531,830	—

RBC Capital Markets	12/3/2024	USD	212,508,242	DKK	1,500,520,700	437,826	—

RBC Capital Markets	12/3/2024	USD	2,179,578	DKK	15,390,000	4,490	—

Citibank N.A.	12/3/2024	USD	1,139,124	EUR	1,048,000	—	(29,873)

RBC Capital Markets	12/3/2024	USD	21,245,252	EUR	20,114,800	45,176	—

RBC Capital Markets	12/3/2024	USD	2,071,408,139	EUR	1,961,189,300	4,404,659	—

RBC Capital Markets	12/3/2024	USD	941,410,555	GBP	740,655,800	2,628,861	—

RBC Capital Markets	12/3/2024	USD	124,590,628	HKD	969,508,200	6,246	—

JP Morgan & Chase Co.	12/3/2024	USD	26,154,743	ILS	95,090,800	46,051	—

Goldman Sachs & Co.	12/3/2024	USD	1,497,911,233	JPY	224,963,798,500	6,156,230	—

Goldman Sachs & Co.	12/3/2024	USD	18,681,381	NOK	206,685,200	52,549	—

RBC Capital Markets	12/3/2024	USD	19,123,996	NOK	211,411,000	38,280	—

JP Morgan & Chase Co.	12/3/2024	USD	4,949,440	NZD	8,366,900	10,248	—

RBC Capital Markets	12/3/2024	USD	5,915,500	NZD	10,000,000	12,248	—

Bank of America	12/3/2024	USD	206,382,623	SEK	2,253,460,900	565,940	—

Goldman Sachs & Co.	12/3/2024	USD	7,240,592	SGD	9,707,100	12,378	—

RBC Capital Markets	12/3/2024	USD	70,837,131	SGD	94,967,800	121,102	—

RBC Capital Markets	1/3/2025	AUD	5,000,000	USD	3,262,092	—	(835)

RBC Capital Markets	1/3/2025	AUD	30,262,000	USD	19,719,264	—	(29,276)

RBC Capital Markets	1/3/2025	AUD	750,633,042	USD	489,135,009	—	(717,174)

RBC Capital Markets	1/3/2025	DKK	9,500,000	USD	1,348,406	—	(2,188)

RBC Capital Markets	1/3/2025	DKK	1,500,520,700	USD	212,870,765	—	(454,984)

RBC Capital Markets	1/3/2025	DKK	15,390,000	USD	2,183,296	—	(4,667)

RBC Capital Markets	1/3/2025	EUR	1,961,189,300	USD	2,074,216,562	—	(4,537,292)

See Notes to Financial Statements.

DBX ETF Trust  |  43

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	1/3/2025	EUR	20,114,800	USD	21,274,056	—	(46,536)

RBC Capital Markets	1/3/2025	EUR	12,600,000	USD	13,333,218	—	(22,096)

RBC Capital Markets	1/3/2025	GBP	23,824,000	USD	30,280,352	—	(84,608)

RBC Capital Markets	1/3/2025	GBP	4,900,000	USD	6,234,888	—	(10,424)

RBC Capital Markets	1/3/2025	GBP	740,655,800	USD	941,390,557	—	(2,614,791)

RBC Capital Markets	1/3/2025	HKD	969,508,200	USD	124,632,831	—	(6,616)

RBC Capital Markets	1/3/2025	HKD	5,900,000	USD	758,530	29	—

JP Morgan & Chase Co.	1/3/2025	ILS	95,090,800	USD	26,170,507	—	(49,114)

JP Morgan & Chase Co.	1/3/2025	ILS	6,071,000	USD	1,670,811	—	(3,161)

JP Morgan & Chase Co.	1/3/2025	ILS	650,000	USD	179,040	—	(186)

Goldman Sachs & Co.	1/3/2025	NOK	206,685,200	USD	18,682,665	—	(52,635)

JP Morgan & Chase Co.	1/3/2025	NOK	2,700,000	USD	244,543	—	(203)

RBC Capital Markets	1/3/2025	NOK	211,411,000	USD	19,124,953	—	(38,724)

JP Morgan & Chase Co.	1/3/2025	NZD	4,707,000	USD	2,785,427	—	(5,922)

JP Morgan & Chase Co.	1/3/2025	NZD	148,000	USD	87,683	—	(84)

JP Morgan & Chase Co.	1/3/2025	NZD	8,366,900	USD	4,951,295	—	(10,450)

RBC Capital Markets	1/3/2025	NZD	10,000,000	USD	5,918,040	—	(12,168)

Bank of America	1/3/2025	SEK	2,253,460,900	USD	206,778,422	—	(579,976)

Bank of America	1/3/2025	SEK	14,200,000	USD	1,305,426	—	(1,226)

Goldman Sachs & Co.	1/3/2025	SGD	9,707,100	USD	7,250,598	—	(12,909)

Goldman Sachs & Co.	1/3/2025	SGD	730,000	USD	545,812	—	(424)

Goldman Sachs & Co.	1/3/2025	SGD	11,880,000	USD	8,873,399	—	(16,017)

RBC Capital Markets	1/3/2025	SGD	94,967,800	USD	70,935,016	—	(126,293)

RBC Capital Markets	1/3/2025	USD	3,164,981	DKK	22,309,000	6,640	—

RBC Capital Markets	1/3/2025	USD	8,311,139	EUR	7,858,000	17,913	—

RBC Capital Markets	1/3/2025	USD	5,504,719	HKD	42,817,000	—	(189)

Bank of America	1/3/2025	USD	3,481,900	SEK	37,945,000	9,714	—

JP Morgan & Chase Co.	1/6/2025	CHF	3,554,000	USD	4,050,519	—	(3,787)

JP Morgan & Chase Co.	1/6/2025	CHF	565,179,100	USD	644,131,598	—	(609,247)

JP Morgan & Chase Co.	1/6/2025	USD	5,785,442	CHF	5,076,000	5,120	—

Goldman Sachs & Co.	1/7/2025	JPY	1,430,000,000	USD	9,603,393	—	(5,925)

Goldman Sachs & Co.	1/7/2025	JPY	224,963,798,500	USD	1,505,046,386	—	(6,666,022)

Goldman Sachs & Co.	1/7/2025	USD	17,294,429	JPY	2,584,943,000	75,878	—

Total unrealized appreciation (depreciation)						106,466,628	(39,724,903)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

44  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$6,473,165,881	$—	$—	$6,473,165,881

Preferred Stocks	21,596,987	—	—	21,596,987

Short-Term Investments (a)	149,968,839	—	—	149,968,839

Derivatives (b)

Forward Foreign Currency Contracts	—	106,466,628	—	106,466,628

Futures Contracts	1,384,264	—	—	1,384,264

TOTAL	$6,646,115,971	$106,466,628	$—	$6,752,582,599

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(39,724,903)	$—	$(39,724,903)

Futures Contracts	(1,578,267)	—	—	(1,578,267)

TOTAL	$(1,578,267)	$(39,724,903)	$—	$(41,303,170)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  45

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 97.0%

Australia – 0.0%

MMG Ltd. *

(Cost $16,110)	32,944	11,177

Brazil – 3.3%

Ambev SA	38,091	81,187

B3 SA – Brasil Bolsa Balcao	50,226	77,871

Banco Bradesco SA	14,990	27,934

Banco BTG Pactual S.A	10,683	54,161

Banco do Brasil SA	15,802	65,535

BB Seguridade Participacoes SA	6,617	37,148

BRF SA	5,481	22,768

Caixa Seguridade Participacoes S/A	5,437	13,227

CCR SA	8,375	15,467

Centrais Eletricas Brasileiras SA	9,804	56,418

Cia de Saneamento Basico do Estado de Sao Paulo	4,026	62,676

Cia Siderurgica Nacional SA	6,341	11,848

Cosan SA	11,581	19,759

CPFL Energia SA	2,098	11,458

Embraer SA *	6,061	58,990

Energisa SA	2,330	15,687

Engie Brasil Energia SA	3,367	21,422

Equatorial Energia SA	10,689	54,782

Hapvida Participacoes e Investimentos SA, 144A *	42,155	19,057

Hypera SA	3,718	12,151

Inter & Co., Inc., Class A	1,958	9,046

JBS SA	6,642	41,503

Klabin SA	6,427	23,900

Localiza Rent a Car SA	8,256	51,947

Natura & Co. Holding SA	8,243	19,156

NU Holdings Ltd., Class A *	26,022	326,056

Petroleo Brasileiro SA	32,857	234,465

PRIO SA	7,365	49,498

Raia Drogasil SA	11,717	47,161

Rede D’Or Sao Luiz SA, 144A	6,670	30,209

Rumo SA	11,885	38,704

StoneCo Ltd., Class A *	2,059	19,519

Suzano SA	6,725	70,261

Telefonica Brasil SA	3,892	32,269

TIM SA	7,957	21,103

TOTVS SA	4,399	20,225

Ultrapar Participacoes SA	6,935	20,831

Vale SA	29,595	291,262

Vibra Energia SA	8,671	29,951

WEG SA	15,314	138,304

XP, Inc., Class A	3,127	42,340

(Cost $1,895,530)		2,297,256

	Number of Shares	Value $

Chile – 0.3%

Banco de Chile	424,981	48,527

Banco de Credito e Inversiones SA	664	18,943

Banco Santander Chile	621,135	29,608

Cencosud SA	10,175	21,429

Empresas CMPC SA	9,695	15,289

Empresas Copec SA	3,581	22,261

Enel Americas SA	183,232	17,034

Enel Chile SA	266,521	14,676

Falabella SA *	6,580	22,307

Latam Airlines Group SA	1,512,761	20,980

(Cost $252,970)		231,054

China – 24.6%

360 Security Technology, Inc., Class A	2,016	3,726

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,600	3,721

AAC Technologies Holdings, Inc.	6,064	27,275

Advanced Micro-Fabrication Equipment, Inc., China, Class A	417	12,768

Agricultural Bank of China Ltd., Class A	45,200	29,986

Agricultural Bank of China Ltd., Class H	249,417	124,366

Aier Eye Hospital Group Co. Ltd., Class A	4,684	9,484

Air China Ltd., Class A *	8,000	9,136

Akeso, Inc., 144A *	5,628	52,871

Alibaba Group Holding Ltd., ADR	1,400	122,318

Alibaba Group Holding Ltd.	133,289	1,432,856

Aluminum Corp. of China Ltd., Class A	1,712	1,776

Aluminum Corp. of China Ltd., Class H	33,234	19,732

Anhui Conch Cement Co. Ltd., Class A	1,500	5,309

Anhui Conch Cement Co. Ltd., Class H	11,237	29,315

Anhui Gujing Distillery Co. Ltd., Class A	272	7,114

Anhui Gujing Distillery Co. Ltd., Class B	745	10,656

Anhui Jianghuai Automobile Group Corp. Ltd., Class A	1,300	6,295

Anhui Yingjia Distillery Co. Ltd., Class A	492	4,183

Anjoy Foods Group Co. Ltd., Class A	200	2,421

Anker Innovations Technology Co. Ltd., Class A	600	6,787

ANTA Sports Products Ltd.	11,560	114,242

Asymchem Laboratories Tianjin Co. Ltd., Class A	364	4,212

See Notes to Financial Statements.

46  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Autobio Diagnostics Co. Ltd., Class A	700	4,486

Autohome, Inc., ADR	705	19,395

Avary Holding Shenzhen Co. Ltd., Class A	730	3,379

AviChina Industry & Technology Co. Ltd., Class H	27,182	13,204

Baidu, Inc., Class A *	19,700	205,825

Bank of Beijing Co. Ltd., Class A	12,500	9,861

Bank of Changsha Co. Ltd., Class A	4,992	5,887

Bank of Chengdu Co. Ltd., Class A	2,451	5,382

Bank of China Ltd., Class A	24,400	16,860

Bank of China Ltd., Class H	625,404	290,142

Bank of Communications Co. Ltd., Class A	20,100	20,320

Bank of Communications Co. Ltd., Class H	78,937	57,011

Bank of Hangzhou Co. Ltd., Class A	3,760	7,338

Bank of Jiangsu Co. Ltd., Class A	10,754	13,423

Bank of Nanjing Co. Ltd., Class A	1,600	2,333

Bank of Ningbo Co. Ltd., Class A	4,070	13,848

Bank of Shanghai Co. Ltd., Class A	8,140	9,206

Baoshan Iron & Steel Co. Ltd., Class A	13,100	11,961

Beijing Kingsoft Office Software, Inc., Class A	252	10,244

Beijing New Building Materials PLC, Class A	1,470	5,782

Beijing Tiantan Biological Products Corp. Ltd., Class A	44	130

Beijing Tong Ren Tang Co. Ltd., Class A	900	5,059

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	609	6,127

Beijing Yanjing Brewery Co. Ltd., Class A	3,600	5,154

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	29,962	23,679

Bilibili, Inc., Class Z *	2,114	40,479

Bloomage Biotechnology Corp. Ltd., Class A	320	2,611

BOC International China Co. Ltd., Class A	2,100	3,354

BOE Technology Group Co. Ltd., Class A	10,300	6,109

BYD Co. Ltd., Class A	1,100	41,695

BYD Co. Ltd., Class H	9,283	302,538

BYD Electronic International Co. Ltd.	6,762	30,024

Caitong Securities Co. Ltd., Class A	3,204	3,716

	Number of Shares	Value $

Cambricon Technologies Corp. Ltd., Class A *	331	25,611

CGN Power Co. Ltd., Class A	5,565	3,001

CGN Power Co. Ltd., Class H, 144A	102,768	34,074

Changchun High-Tech Industry Group Co. Ltd., Class A	360	5,324

Changjiang Securities Co. Ltd., Class A	1,400	1,348

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	328	6,086

Chaozhou Three-Circle Group Co. Ltd., Class A	1,664	8,388

China CITIC Bank Corp. Ltd., Class H	78,880	50,279

China Coal Energy Co. Ltd., Class H	17,401	20,640

China Communications Services Corp. Ltd., Class H	24,943	13,078

China Construction Bank Corp., Class A	7,400	8,145

China Construction Bank Corp., Class H	846,880	636,678

China CSSC Holdings Ltd., Class A	2,412	11,750

China Eastern Airlines Corp. Ltd., Class A *	35	20

China Energy Engineering Corp. Ltd., Class A	140	45

China Everbright Bank Co. Ltd., Class A	24,100	11,966

China Everbright Bank Co. Ltd., Class H	32,823	11,389

China Feihe Ltd., 144A	30,875	22,735

China Galaxy Securities Co. Ltd., Class A	3,700	7,956

China Galaxy Securities Co. Ltd., Class H	32,621	29,555

China Greatwall Technology Group Co. Ltd., Class A *	700	1,624

China Hongqiao Group Ltd.	27,835	40,565

China International Capital Corp. Ltd., Class A	1,549	7,597

China International Capital Corp. Ltd., Class H, 144A	13,893	24,174

China Jushi Co. Ltd., Class A	3,804	5,955

China Life Insurance Co. Ltd., Class A	1,900	11,032

China Life Insurance Co. Ltd., Class H	65,182	123,304

China Literature Ltd., 144A *	3,654	13,289

China Longyuan Power Group Corp. Ltd., Class H	28,667	23,615

China Mengniu Dairy Co. Ltd.	28,731	62,695

China Merchants Bank Co. Ltd., Class A	11,163	55,950

See Notes to Financial Statements.

DBX ETF Trust  |  47

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

China Merchants Bank Co. Ltd., Class H	35,014	158,615

China Merchants Energy Shipping Co. Ltd., Class A	4,324	3,763

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	4,300	7,051

China Merchants Securities Co. Ltd., Class A	3,900	10,306

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,800	6,174

China Minsheng Banking Corp. Ltd., Class A	20,200	11,033

China Minsheng Banking Corp. Ltd., Class H	60,453	23,540

China National Building Material Co. Ltd., Class H	33,686	14,372

China National Chemical Engineering Co. Ltd., Class A	4,000	4,496

China National Nuclear Power Co. Ltd., Class A	8,100	10,535

China National Software & Service Co. Ltd., Class A *	10	76

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,400	4,412

China Oilfield Services Ltd., Class H	17,202	14,878

China Pacific Insurance Group Co. Ltd., Class A	2,800	13,091

China Pacific Insurance Group Co. Ltd., Class H	24,543	77,117

China Petroleum & Chemical Corp., Class A	18,400	16,140

China Petroleum & Chemical Corp., Class H	217,445	116,248

China Railway Group Ltd., Class A	5,200	4,597

China Railway Group Ltd., Class H	43,733	21,020

China Railway Signal & Communication Corp. Ltd., Class A	1,147	1,006

China Rare Earth Resources And Technology Co. Ltd., Class A	1,300	5,540

China Resources Microelectronics Ltd., Class A	893	6,203

China Resources Mixc Lifestyle Services Ltd., 144A	5,993	22,527

China Resources Pharmaceutical Group Ltd., 144A	18,916	12,762

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	330	2,053

China Shenhua Energy Co. Ltd., Class A	3,457	19,053

China Shenhua Energy Co. Ltd., Class H	30,543	126,389

	Number of Shares	Value $

China Southern Airlines Co. Ltd., Class A *	7,800	7,272

China State Construction Engineering Corp. Ltd., Class A	15,800	13,031

China Three Gorges Renewables Group Co. Ltd., Class A	14,675	9,229

China Tourism Group Duty Free Corp. Ltd., Class A	1,200	11,511

China Tower Corp. Ltd., Class H, 144A	409,442	53,670

China United Network Communications Ltd., Class A	19,211	13,645

China Vanke Co. Ltd., Class A *	7,800	9,252

China Vanke Co. Ltd., Class H *	19,720	16,270

China Yangtze Power Co. Ltd., Class A	13,100	49,361

China Zheshang Bank Co. Ltd., Class A	5,070	2,028

Chongqing Brewery Co. Ltd., Class A	500	4,267

Chongqing Changan Automobile Co. Ltd., Class A	4,862	9,261

Chongqing Rural Commercial Bank Co. Ltd., Class A	11,144	8,638

Chongqing Zhifei Biological Products Co. Ltd., Class A	1,435	5,817

CITIC Ltd.	48,613	53,914

CITIC Securities Co. Ltd., Class A	6,410	27,185

CITIC Securities Co. Ltd., Class H	14,165	40,139

CMOC Group Ltd., Class A	10,500	10,543

CMOC Group Ltd., Class H	33,551	24,922

CNGR Advanced Material Co. Ltd., Class A	840	4,632

CNPC Capital Co. Ltd., Class A	900	926

Contemporary Amperex Technology Co. Ltd., Class A	2,405	86,654

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,100	3,626

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	10,949	8,344

COSCO SHIPPING Holdings Co. Ltd., Class A	7,330	13,739

COSCO SHIPPING Holdings Co. Ltd., Class H	22,885	31,998

Country Garden Holdings Co. Ltd. * (a)	174,110	10,852

CRRC Corp. Ltd., Class A	12,900	14,109

CRRC Corp. Ltd., Class H	39,308	22,984

CSC Financial Co. Ltd., Class A	2,433	9,151

CSPC Pharmaceutical Group Ltd.	74,061	48,255

Daqin Railway Co. Ltd., Class A	8,400	7,890

Dong-E-E-Jiao Co. Ltd., Class A	200	1,598

See Notes to Financial Statements.

48  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Dongfang Electric Corp. Ltd., Class A	2,280	4,774

Dongxing Securities Co. Ltd., Class A	600	942

East Money Information Co. Ltd., Class A	7,768	29,206

Eastroc Beverage Group Co. Ltd., Class A	263	7,756

Ecovacs Robotics Co. Ltd., Class A	500	3,538

ENN Energy Holdings Ltd.	7,344	49,313

ENN Natural Gas Co. Ltd., Class A	2,300	5,802

Eve Energy Co. Ltd., Class A	428	2,874

Everbright Securities Co. Ltd., Class A	2,200	5,974

FAW Jiefang Group Co. Ltd., Class A	4,576	5,333

Flat Glass Group Co. Ltd., Class A	700	2,462

Focus Media Information Technology Co. Ltd., Class A	1,720	1,637

Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,651	16,505

Fosun International Ltd.	20,744	11,250

Founder Securities Co. Ltd., Class A	1,900	2,246

Foxconn Industrial Internet Co. Ltd., Class A	5,819	17,809

Fuyao Glass Industry Group Co. Ltd., Class A	1,400	10,813

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	5,027	33,820

Ganfeng Lithium Group Co. Ltd., Class A	1,680	9,743

GD Power Development Co. Ltd., Class A	7,854	4,950

Genscript Biotech Corp. *	10,969	15,196

GF Securities Co. Ltd., Class A	1,100	2,494

Giant Biogene Holding Co. Ltd., 144A	2,705	17,381

GigaDevice Semiconductor, Inc., Class A *	533	6,306

Ginlong Technologies Co. Ltd., Class A	450	4,212

GoerTek, Inc., Class A	2,100	7,380

Goldwind Science & Technology Co. Ltd., Class A	1,138	1,752

Goneo Group Co. Ltd., Class A	498	4,887

Gotion High-tech Co. Ltd., Class A	1,200	3,841

Great Wall Motor Co. Ltd., Class A	1,576	5,691

Great Wall Motor Co. Ltd., Class H	20,421	32,804

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,900	11,027

	Number of Shares	Value $

Guangdong Haid Group Co. Ltd., Class A	901	5,766

Guanghui Energy Co. Ltd., Class A	3,641	3,616

Guangzhou Automobile Group Co. Ltd., Class A	2,900	3,536

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	2,401

Guangzhou Haige Communications Group, Inc. Co., Class A	3,500	6,179

Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,940	6,606

Guolian Securities Co. Ltd., Class A	1,900	3,207

Guosen Securities Co. Ltd., Class A	4,500	7,131

Guotai Junan Securities Co. Ltd., Class A	3,900	10,182

Guoyuan Securities Co. Ltd., Class A	5,430	6,351

H World Group Ltd., ADR	1,636	52,630

Haidilao International Holding Ltd., 144A	14,760	29,439

Haier Smart Home Co. Ltd., Class A	4,600	17,974

Haier Smart Home Co. Ltd., Class H	22,447	76,300

Hainan Airlines Holding Co. Ltd., Class A *	39,364	9,447

Haitian International Holdings Ltd.	6,481	16,508

Haitong Securities Co. Ltd., Class A	6,600	10,386

Haitong Securities Co. Ltd., Class H	25,120	22,339

Hangzhou First Applied Material Co. Ltd., Class A	1,600	3,855

Hangzhou Silan Microelectronics Co. Ltd., Class A *	1,300	4,963

Hangzhou Tigermed Consulting Co. Ltd., Class A	174	1,552

Hansoh Pharmaceutical Group Co. Ltd., 144A	11,232	27,858

Heilongjiang Agriculture Co. Ltd., Class A	2,824	5,741

Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	621	1,383

Henan Shuanghui Investment & Development Co. Ltd., Class A	2,008	6,788

Hengan International Group Co. Ltd.	5,791	16,559

Hengli Petrochemical Co. Ltd., Class A	3,502	6,936

Hengtong Optic-electric Co. Ltd., Class A	1,900	4,628

See Notes to Financial Statements.

DBX ETF Trust  |  49

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Hisense Home Appliances Group Co. Ltd., Class H	4,110	11,594

Hithink RoyalFlush Information Network Co. Ltd., Class A	195	9,028

Hoshine Silicon Industry Co. Ltd., Class A	500	4,076

Hua Hong Semiconductor Ltd., 144A	6,048	15,972

Huadian Power International Corp. Ltd., Class A	6,600	4,797

Huafon Chemical Co. Ltd., Class A	2,500	2,862

Huaibei Mining Holdings Co. Ltd., Class A	2,156	4,318

Hualan Biological Engineering, Inc., Class A	2,141	4,979

Huaneng Lancang River Hydropower, Inc., Class A	5,200	6,670

Huaneng Power International, Inc., Class A	6,000	5,768

Huaneng Power International, Inc., Class H	36,716	19,110

Huatai Securities Co. Ltd., Class A	3,600	8,922

Huatai Securities Co. Ltd., Class H, 144A	14,272	24,577

Huaxia Bank Co. Ltd., Class A	9,700	10,127

Huayu Automotive Systems Co. Ltd., Class A	1,600	3,734

Huizhou Desay Sv Automotive Co. Ltd., Class A	400	6,889

Humanwell Healthcare Group Co. Ltd., Class A	1,500	4,597

Hunan Valin Steel Co. Ltd., Class A	4,600	2,798

Hundsun Technologies, Inc., Class A	1,689	7,147

Hygon Information Technology Co. Ltd., Class A	1,161	20,146

IEIT Systems Co. Ltd., Class A	221	1,457

Iflytek Co. Ltd., Class A	2,050	14,507

Imeik Technology Development Co. Ltd., Class A	232	6,780

Industrial & Commercial Bank of China Ltd., Class A	31,700	26,888

Industrial & Commercial Bank of China Ltd., Class H	609,041	356,906

Industrial Bank Co. Ltd., Class A	10,159	25,291

Industrial Securities Co. Ltd., Class A	6,700	5,951

Ingenic Semiconductor Co. Ltd., Class A	600	5,708

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	9,100	2,410

Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	8	22

	Number of Shares	Value $

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	6,289

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,200	8,672

Inner Mongolia Yitai Coal Co. Ltd., Class B	8,700	19,053

Innovent Biologics, Inc., 144A *	10,590	52,464

Isoftstone Information Technology Group Co. Ltd., Class A	330	2,908

JA Solar Technology Co. Ltd., Class A	2,276	5,462

JCET Group Co. Ltd., Class A	200	1,075

JD Health International, Inc., 144A *	9,935	36,196

JD Logistics, Inc., 144A *	17,408	31,096

JD.com, Inc., Class A	21,940	405,450

Jiangsu Eastern Shenghong Co. Ltd., Class A	7,192	9,463

Jiangsu Expressway Co. Ltd., Class H	13,103	13,286

Jiangsu Hengli Hydraulic Co. Ltd., Class A	204	1,493

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,678	25,714

Jiangsu King’s Luck Brewery JSC Ltd., Class A	778	4,824

Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	3,656	5,279

Jiangsu Yanghe Distillery Co. Ltd., Class A	800	9,461

Jiangsu Yoke Technology Co. Ltd., Class A	500	4,427

Jiangsu Zhongtian Technology Co. Ltd., Class A	2,496	5,467

Jiangxi Copper Co. Ltd., Class A	1,400	4,065

Jiangxi Copper Co. Ltd., Class H	10,976	17,604

Jinko Solar Co. Ltd., Class A	5,688	6,864

Jointown Pharmaceutical Group Co. Ltd., Class A	1,345	996

Kanzhun Ltd., ADR	2,409	32,521

KE Holdings, Inc., ADR	5,817	109,650

Kingdee International Software Group Co. Ltd. *	25,700	28,932

Kingsoft Corp. Ltd.	8,288	33,444

Kuaishou Technology, 144A *	23,686	146,717

Kuang-Chi Technologies Co. Ltd., Class A	1,600	8,856

Kunlun Tech Co. Ltd., Class A	1,200	7,631

Kweichow Moutai Co. Ltd., Class A	714	150,249

LB Group Co. Ltd., Class A	1,916	4,709

Lenovo Group Ltd.	71,141	83,288

Lens Technology Co. Ltd., Class A	3,076	8,761

See Notes to Financial Statements.

50  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Li Auto, Inc., Class A *	11,205	131,181

Li Ning Co. Ltd.	21,698	44,504

Lingyi iTech Guangdong Co., Class A	6,890	8,163

Longfor Group Holdings Ltd., 144A	15,906	22,322

LONGi Green Energy Technology Co. Ltd., Class A	3,254	8,303

Luxshare Precision Industry Co. Ltd., Class A	3,470	18,512

Luzhou Laojiao Co. Ltd., Class A	400	7,654

Mango Excellent Media Co. Ltd., Class A	1,803	7,167

Maxscend Microelectronics Co. Ltd., Class A	448	5,733

Meituan, Class B, 144A *	44,065	955,325

Metallurgical Corp. of China Ltd., Class A	16,000	7,371

Midea Group Co. Ltd. *	3,207	28,582

Midea Group Co. Ltd., Class A	2,000	19,345

MINISO Group Holding Ltd.	3,535	17,581

Montage Technology Co. Ltd., Class A	489	4,544

Muyuan Foods Co. Ltd., Class A*	3,164	17,774

NARI Technology Co. Ltd., Class A	4,385	14,926

National Silicon Industry Group Co. Ltd., Class A	907	2,698

NAURA Technology Group Co. Ltd., Class A	245	14,046

NetEase, Inc.	16,764	289,547

New China Life Insurance Co. Ltd., Class A	1,100	7,185

New China Life Insurance Co. Ltd., Class H	7,311	22,361

New Hope Liuhe Co. Ltd., Class A*	2,400	3,155

New Oriental Education & Technology Group, Inc.	13,723	81,829

Ninestar Corp., Class A *	1,200	4,416

Ningbo Deye Technology Co. Ltd., Class A	504	5,996

Ningbo Orient Wires & Cables Co. Ltd., Class A	600	4,769

Ningbo Tuopu Group Co. Ltd., Class A	1,078	7,776

Ningxia Baofeng Energy Group Co. Ltd., Class A	1,256	2,798

NIO, Inc., Class A *	12,157	53,431

Nongfu Spring Co. Ltd., Class H, 144A	18,735	79,694

OFILM Group Co. Ltd., Class A *	3,200	5,910

Oppein Home Group, Inc., Class A	460	4,568

Orient Securities Co. Ltd., Class A	3,238	4,872

	Number of Shares	Value $

Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	6,600	2,622

People’s Insurance Co. Group of China Ltd., Class A	6,700	6,690

People’s Insurance Co. Group of China Ltd., Class H	72,391	34,514

PetroChina Co. Ltd., Class A	13,332	14,784

PetroChina Co. Ltd., Class H	181,104	128,240

Pharmaron Beijing Co. Ltd., Class A	1,575	5,976

PICC Property & Casualty Co. Ltd., Class H	64,723	97,982

Ping An Bank Co. Ltd., Class A	7,500	11,772

Ping An Insurance Group Co. of China Ltd., Class A	6,300	46,269

Ping An Insurance Group Co. of China Ltd., Class H	59,058	340,016

Piotech, Inc., Class A	94	2,584

Poly Developments and Holdings Group Co. Ltd., Class A	7,500	10,592

Pop Mart International Group Ltd., 144A	4,664	53,854

Postal Savings Bank of China Co. Ltd., Class A	17,256	12,614

Postal Savings Bank of China Co. Ltd., Class H, 144A	67,219	38,095

Power Construction Corp. of China Ltd., Class A	7,801	5,982

Qifu Technology, Inc., ADR	1,062	40,473

Qinghai Salt Lake Industry Co. Ltd., Class A *	2,100	5,173

Rongsheng Petrochemical Co. Ltd., Class A	6,975	9,177

SAIC Motor Corp. Ltd., Class A	4,700	11,396

Sailun Group Co. Ltd., Class A	2,700	5,496

Sanan Optoelectronics Co. Ltd., Class A	3,400	6,063

Sany Heavy Industry Co. Ltd., Class A	3,400	8,197

Satellite Chemical Co. Ltd., Class A	190	470

SDIC Capital Co. Ltd., Class A	1,400	1,491

SDIC Power Holdings Co. Ltd., Class A	4,300	9,050

Seres Group Co. Ltd., Class A *	862	14,456

SF Holding Co. Ltd., Class A	2,779	15,799

SG Micro Corp., Class A	197	2,384

Shaanxi Coal Industry Co. Ltd., Class A	4,400	14,170

Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	3,750	3,853

Shandong Gold Mining Co. Ltd., Class A	1,736	5,856

Shandong Gold Mining Co. Ltd., Class H, 144A	5,684	10,051

See Notes to Financial Statements.

DBX ETF Trust  |  51

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,296	3,940

Shandong Linglong Tyre Co. Ltd., Class A	1,400	3,688

Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	3,751

Shandong Sun Paper Industry JSC Ltd., Class A	3,164	6,406

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	22,920	13,255

Shanghai Baosight Software Co. Ltd., Class A	1,004	3,880

Shanghai Baosight Software Co. Ltd., Class B	7,090	11,741

Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	237	5,887

Shanghai Electric Group Co. Ltd., Class A *	11,800	13,834

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	6,256

Shanghai International Airport Co. Ltd., Class A	900	4,333

Shanghai M&G Stationery, Inc., Class A	275	1,262

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,100	6,300

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,081	5,147

Shanghai Pudong Development Bank Co. Ltd., Class A	18,000	23,485

Shanghai Putailai New Energy Technology Co. Ltd., Class A	942	2,589

Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	5,808

Shanghai Rural Commercial Bank Co. Ltd., Class A	7,488	8,593

Shanghai United Imaging Healthcare Co. Ltd., Class A	494	8,936

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	1,700	6,675

Shanjin International Gold Co. Ltd., Class A	1,992	4,473

Shanxi Coal International Energy Group Co. Ltd., Class A	2,500	4,248

Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,740	1,953

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,300	4,644

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	580	16,294

Shengyi Technology Co. Ltd., Class A	2,035	5,911

Shennan Circuits Co. Ltd., Class A	50	682

Shenwan Hongyuan Group Co. Ltd., Class A	14,400	10,645

	Number of Shares	Value $

Shenzhen Capchem Technology Co. Ltd., Class A	540	3,053

Shenzhen Energy Group Co. Ltd., Class A	5,060	4,620

Shenzhen Inovance Technology Co. Ltd., Class A	983	8,175

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	509	18,287

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	314	2,831

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	960

Shenzhen Transsion Holdings Co. Ltd., Class A	441	5,761

Shenzhou International Group Holdings Ltd.	7,299	55,811

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,700	4,037

Sichuan Chuantou Energy Co. Ltd., Class A	1,900	4,319

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,805

Sichuan Road & Bridge Group Co. Ltd., Class A	5,708	5,865

Sieyuan Electric Co. Ltd., Class A	832	8,938

Silergy Corp.	3,005	38,993

Sinopharm Group Co. Ltd., Class H	12,323	32,148

Sinotruk Hong Kong Ltd.	7,049	19,522

Smoore International Holdings Ltd., 144A	15,447	22,829

SooChow Securities Co. Ltd., Class A	1,352	1,533

Sungrow Power Supply Co. Ltd., Class A	1,153	12,925

Sunny Optical Technology Group Co. Ltd.	6,384	51,645

Sunwoda Electronic Co. Ltd., Class A	1,800	5,675

SUPCON Technology Co. Ltd., Class A	582	3,890

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	898	3,176

Suzhou Maxwell Technologies Co. Ltd., Class A	256	4,357

Suzhou TFC Optical Communication Co. Ltd., Class A	500	7,122

TAL Education Group, ADR *	3,622	35,966

TBEA Co. Ltd., Class A	2,130	3,995

TCL Technology Group Corp., Class A	11,716	7,562

TCL Zhonghuan Renewable

Energy Technology Co. Ltd., Class A	3,361	4,877

See Notes to Financial Statements.

52  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Tencent Holdings Ltd.	57,902	2,961,549

Tencent Music Entertainment Group, ADR	7,070	80,669

Tianqi Lithium Corp., Class A	1,200	6,319

Tianshan Aluminum Group Co. Ltd., Class A	774	861

Tingyi Cayman Islands Holding Corp.	18,086	22,662

Tongcheng Travel Holdings Ltd.	10,734	26,182

TongFu Microelectronics Co. Ltd., Class A	1,740	7,197

Tongkun Group Co. Ltd., Class A	2,000	3,186

Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,183

Tongwei Co. Ltd., Class A	1,400	5,300

TravelSky Technology Ltd., Class H	8,957	12,040

Trina Solar Co. Ltd., Class A	1,708	5,736

Trip.com Group Ltd. *	5,502	359,545

Tsingtao Brewery Co. Ltd., Class A	500	5,033

Tsingtao Brewery Co. Ltd., Class H	5,473	34,253

Unigroup Guoxin Microelectronics Co. Ltd., Class A	773	7,034

Unisplendour Corp. Ltd., Class A	2,154	7,531

Vipshop Holdings Ltd., ADR	3,307	45,670

Wanhua Chemical Group Co. Ltd., Class A	1,826	18,710

Weichai Power Co. Ltd., Class A	3,300	6,108

Weichai Power Co. Ltd., Class H	16,945	23,344

Weihai Guangwei Composites Co. Ltd., Class A	800	3,820

Wens Foodstuff Group Co. Ltd., Class A	3,606	8,624

Western Securities Co. Ltd., Class A	900	1,121

Western Superconducting Technologies Co. Ltd., Class A	789	4,833

Will Semiconductor Co. Ltd., Class A	608	8,272

Wingtech Technology Co. Ltd., Class A	1,014	5,691

Wuliangye Yibin Co. Ltd., Class A	2,007	40,627

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,732	8,915

WuXi AppTec Co. Ltd., Class A	82	567

WuXi AppTec Co. Ltd., Class H, 144A	3,570	21,586

Wuxi Biologics Cayman, Inc., 144A *	33,320	64,230

XCMG Construction Machinery Co. Ltd., Class A	7,200	8,034

Xiamen C & D, Inc., Class A	1,600	2,163

Xiamen Tungsten Co. Ltd., Class A	1,800	5,151

	Number of Shares	Value $

Xiaomi Corp., Class B, 144A *	136,160	485,573

Xinjiang Daqo New Energy Co. Ltd., Class A	1,567	6,224

Xinyi Solar Holdings Ltd.	49,352	21,818

XPeng, Inc., Class A *	11,477	68,510

Yadea Group Holdings Ltd., 144A	11,458	18,112

Yankuang Energy Group Co. Ltd., Class A	3,273	6,591

Yankuang Energy Group Co. Ltd., Class H	28,574	32,865

Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	5,343

Yealink Network Technology Corp. Ltd., Class A	1,044	5,459

Yifeng Pharmacy Chain Co. Ltd., Class A	1,024	3,308

Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	4,245

Yonyou Network Technology Co. Ltd., Class A *	2,697	4,917

Youngor Fashion Co. Ltd., Class A	6,300	7,029

YTO Express Group Co. Ltd., Class A	2,500	4,982

Yum China Holdings, Inc.	3,498	162,832

Yunnan Aluminium Co. Ltd., Class A	3,164	5,948

Yunnan Baiyao Group Co. Ltd., Class A	500	3,952

Yunnan Energy New Material Co. Ltd., Class A	760	3,905

Yunnan Yuntianhua Co. Ltd., Class A	1,500	4,543

Zangge Mining Co. Ltd., Class A	1,300	5,157

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	9,645

Zhaojin Mining Industry Co. Ltd., Class H	13,182	19,244

Zhejiang China Commodities City Group Co. Ltd., Class A	3,500	6,869

Zhejiang Chint Electrics Co. Ltd., Class A	2,000	6,275

Zhejiang Dahua Technology Co. Ltd., Class A	1,632	3,676

Zhejiang Expressway Co. Ltd., Class H	20,063	13,201

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,000	5,020

Zhejiang Huayou Cobalt Co. Ltd., Class A	127	566

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	5,284

Zhejiang Juhua Co. Ltd., Class A	1,740	5,368

Zhejiang Leapmotor Technology Co. Ltd., 144A *	4,349	15,817

Zhejiang NHU Co. Ltd., Class A	1,483	4,449

See Notes to Financial Statements.

DBX ETF Trust  |  53

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,800	5,760

Zhejiang Supor Co. Ltd., Class A	68	490

Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,500	4,249

Zhejiang Zheneng Electric Power Co. Ltd., Class A	9,300	6,914

Zheshang Securities Co. Ltd., Class A	2,100	3,675

Zhongji Innolight Co. Ltd., Class A	711	12,427

Zhongjin Gold Corp. Ltd., Class A	1,800	3,111

Zhongsheng Group Holdings Ltd.	8,492	16,719

Zhongtai Securities Co. Ltd., Class A	4,000	3,840

Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	4,931

Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,712	16,683

Zijin Mining Group Co. Ltd., Class A	11,200	24,252

Zijin Mining Group Co. Ltd., Class H	48,954	93,990

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,076	4,887

ZTE Corp., Class A	1,900	8,165

ZTE Corp., Class H	7,498	18,231

ZTO Express Cayman, Inc.	3,821	72,429

(Cost $14,469,144)		17,035,763

Colombia – 0.1%

Bancolombia SA	2,564	22,292

Interconexion Electrica SA ESP	4,027	15,246

(Cost $42,163)		37,538

Czech Republic – 0.1%

CEZ AS	1,437	57,886

Komercni Banka AS	912	31,140

Moneta Money Bank AS, 144A	1,941	10,002

(Cost $76,476)		99,028

Egypt – 0.1%

Commercial International Bank - Egypt (CIB)	22,162	36,378

Eastern Co. SAE	18,553	10,150

Talaat Moustafa Group	8,338	9,750

(Cost $64,075)		56,278

Greece – 0.4%

Alpha Services and Holdings SA	20,785	32,258

Eurobank Ergasias Services and Holdings SA	23,203	49,111

Hellenic Telecommunications Organization SA	1,874	29,630

JUMBO SA	999	26,093

Metlen Energy & Metals SA	925	30,406

National Bank of Greece SA	7,102	50,102

	Number of Shares	Value $

OPAP SA	1,796	29,480

Piraeus Financial Holdings SA	8,322	30,517

Public Power Corp. SA	1,755	21,266

(Cost $231,777)		298,863

Hong Kong – 1.1%

Alibaba Health Information Technology Ltd. *	49,880	23,397

Beijing Enterprises Holdings Ltd.	5,803	18,234

Beijing Enterprises Water Group Ltd.	35,586	9,741

Bosideng International Holdings Ltd.	36,588	19,043

C&D International Investment Group Ltd.	7,355	12,155

China Gas Holdings Ltd.	21,985	18,195

China Merchants Port Holdings Co. Ltd.	12,589	19,899

China Overseas Land & Investment Ltd.	35,861	61,478

China Power International Development Ltd.	46,854	17,823

China Resources Beer Holdings Co. Ltd.	14,923	50,246

China Resources Gas Group Ltd.	7,805	27,884

China Resources Land Ltd.	26,772	79,132

China Resources Power Holdings Co. Ltd.	17,603	40,222

China Ruyi Holdings Ltd. *	56,205	14,807

China State Construction International Holdings Ltd.	16,725	23,299

China Taiping Insurance Holdings Co. Ltd.	13,978	22,059

Chow Tai Fook Jewellery Group Ltd.	17,428	15,969

Far East Horizon Ltd.	15,268	10,301

GCL Technology Holdings Ltd. *	212,019	39,508

Geely Automobile Holdings Ltd.	48,804	86,928

Guangdong Investment Ltd.	27,032	16,953

Kunlun Energy Co. Ltd.	33,441	31,544

Orient Overseas International Ltd.	1,179	15,061

Sino Biopharmaceutical Ltd.	89,994	37,587

Want Want China Holdings Ltd.	38,932	21,914

(Cost $799,226)		733,379

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	3,800	26,078

OTP Bank Nyrt	1,874	101,666

Richter Gedeon Nyrt	1,326	35,340

(Cost $109,257)		163,084

India – 19.7%

ABB India Ltd.	513	45,056

Adani Enterprises Ltd.	1,259	36,701

Adani Green Energy Ltd. *	1,819	28,500

See Notes to Financial Statements.

54  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Adani Ports & Special Economic Zone Ltd.	4,578	64,477

Adani Power Ltd. *	5,096	33,460

Alkem Laboratories Ltd.	341	22,771

Ambuja Cements Ltd.	5,805	36,515

APL Apollo Tubes Ltd.	1,740	31,227

Apollo Hospitals Enterprise Ltd.	911	73,626

Ashok Leyland Ltd.	14,114	38,766

Asian Paints Ltd.	3,226	94,669

Astral Ltd.	1,152	24,411

AU Small Finance Bank Ltd., 144A	3,166	21,858

Aurobindo Pharma Ltd.	2,322	34,697

Avenue Supermarts Ltd., 144A *	1,437	63,088

Axis Bank Ltd.	19,992	268,851

Bajaj Auto Ltd.	569	60,833

Bajaj Finance Ltd.	2,425	188,725

Bajaj Finserv Ltd.	3,478	65,033

Bajaj Holdings & Investment Ltd.	245	30,353

Balkrishna Industries Ltd.	788	25,927

Bank of Baroda	9,222	26,892

Bharat Electronics Ltd.	32,402	118,110

Bharat Forge Ltd.	2,420	38,156

Bharat Heavy Electricals Ltd.	9,662	28,712

Bharat Petroleum Corp. Ltd.	14,178	49,013

Bharti Airtel Ltd.	22,955	442,046

Bosch Ltd.	72	29,795

Britannia Industries Ltd.	970	56,723

BSE Ltd.	597	33,001

Canara Bank	15,916	19,215

CG Power & Industrial Solutions Ltd.	5,621	48,712

Cholamandalam Investment and Finance Co. Ltd.	3,882	56,691

Cipla Ltd.	4,804	87,209

Coal India Ltd.	15,852	78,119

Colgate-Palmolive India Ltd.	1,177	40,253

Container Corp. Of India Ltd.	2,560	25,097

Cummins India Ltd.	1,230	50,712

Dabur India Ltd.	4,124	25,729

Divi’s Laboratories Ltd.	1,058	77,290

Dixon Technologies India Ltd.	276	51,634

DLF Ltd.	6,541	63,706

Dr Reddy’s Laboratories Ltd.	5,182	73,735

Eicher Motors Ltd.	1,119	63,989

GAIL India Ltd.	20,532	48,467

GMR Airports Infrastructure Ltd.*	23,095	22,743

Godrej Consumer Products Ltd.	3,800	55,975

Godrej Properties Ltd. *	1,064	34,958

Grasim Industries Ltd.	2,316	71,436

Havells India Ltd.	2,199	44,711

HCL Technologies Ltd.	8,317	181,904

	Number of Shares	Value $

HDFC Asset Management Co. Ltd., 144A	942	46,871

HDFC Bank Ltd.	50,311	1,069,409

HDFC Life Insurance Co. Ltd., 144A	8,855	68,931

Hero MotoCorp Ltd.	1,059	59,679

Hindalco Industries Ltd.	12,011	93,278

Hindustan Aeronautics Ltd.	1,724	91,342

Hindustan Petroleum Corp. Ltd.	8,196	37,160

Hindustan Unilever Ltd.	7,581	223,954

ICICI Bank Ltd.	46,620	717,318

ICICI Lombard General Insurance Co. Ltd., 144A	2,213	48,763

ICICI Prudential Life Insurance Co. Ltd., 144A	3,178	26,315

IDFC First Bank Ltd. *	32,746	24,834

Indian Hotels Co. Ltd.	7,225	67,837

Indian Oil Corp. Ltd.	24,425	40,073

Indian Railway Catering & Tourism Corp. Ltd.	2,275	21,969

Indus Towers Ltd. *	10,984	45,413

IndusInd Bank Ltd.	2,867	33,790

Info Edge India Ltd.	600	58,620

Infosys Ltd.	29,165	641,262

InterGlobe Aviation Ltd., 144A *	1,554	80,534

ITC Ltd.	26,169	147,652

Jindal Stainless Ltd.	3,268	26,424

Jindal Steel & Power Ltd.	2,914	31,260

Jio Financial Services Ltd. *	25,160	97,771

JSW Energy Ltd.	3,496	27,086

JSW Steel Ltd.	5,241	59,918

Jubilant Foodworks Ltd.	3,704	28,255

Kalyan Jewellers India Ltd.	3,753	32,177

Kotak Mahindra Bank Ltd.	9,516	198,803

Larsen & Toubro Ltd.	5,988	263,966

LTIMindtree Ltd., 144A	629	45,948

Lupin Ltd.	1,989	48,274

Macrotech Developers Ltd., 144A	2,789	41,365

Mahindra & Mahindra Ltd.	8,363	293,569

Mankind Pharma Ltd. *	910	27,583

Marico Ltd.	4,650	35,493

Maruti Suzuki India Ltd.	1,086	142,333

Max Healthcare Institute Ltd.	7,089	82,198

Mphasis Ltd.	839	29,536

MRF Ltd.	20	29,647

Muthoot Finance Ltd.	1,157	26,250

Nestle India Ltd.	3,178	84,048

NHPC Ltd.	29,985	28,900

NMDC Ltd.	9,487	25,832

NTPC Ltd.	39,007	167,876

Oberoi Realty Ltd.	1,113	26,441

Oil & Natural Gas Corp. Ltd.	28,324	86,048

See Notes to Financial Statements.

DBX ETF Trust  |  55

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Oil India Ltd.	4,419	25,657

Oracle Financial Services Software Ltd.	193	26,716

Page Industries Ltd.	63	33,287

PB Fintech Ltd. *	2,680	60,070

Persistent Systems Ltd.	1,002	70,032

Petronet LNG Ltd.	7,665	30,217

Phoenix Mills Ltd.	1,814	35,557

PI Industries Ltd.	741	35,653

Pidilite Industries Ltd.	1,427	51,783

Polycab India Ltd.	473	40,853

Power Finance Corp. Ltd.	13,816	80,987

Power Grid Corp. of India Ltd.	41,624	162,267

Prestige Estates Projects Ltd.	1,574	30,747

Punjab National Bank	20,359	25,275

Rail Vikas Nigam Ltd.	4,699	24,238

REC Ltd.	12,072	76,093

Reliance Industries Ltd.	54,503	833,514

Samvardhana Motherson International Ltd.	25,222	48,494

SBI Cards & Payment Services Ltd.	2,768	22,951

SBI Life Insurance Co. Ltd., 144A	3,816	64,931

Shree Cement Ltd.	81	24,997

Shriram Finance Ltd.	2,423	86,591

Siemens Ltd.	798	71,406

Solar Industries India Ltd.	262	33,119

Sona Blw Precision Forgings Ltd., 144A	3,844	30,553

SRF Ltd.	1,320	35,384

State Bank of India	15,430	153,202

Sun Pharmaceutical Industries Ltd.	8,315	175,253

Sundaram Finance Ltd.	599	28,132

Supreme Industries Ltd.	620	34,128

Suzlon Energy Ltd. *	82,730	61,663

Tata Communications Ltd.	978	20,314

Tata Consultancy Services Ltd.	8,051	406,937

Tata Consumer Products Ltd.	5,200	58,996

Tata Elxsi Ltd.	335	26,447

Tata Motors Ltd.	17,236	160,424

Tata Power Co. Ltd.	14,344	70,306

Tata Steel Ltd.	66,959	114,541

Tech Mahindra Ltd.	4,854	98,365

Thermax Ltd.	395	21,458

Titan Co. Ltd.	3,213	123,544

Torrent Pharmaceuticals Ltd.	979	38,515

Torrent Power Ltd.	1,679	30,019

Trent Ltd.	1,573	126,505

Tube Investments of India Ltd.	948	40,284

TVS Motor Co. Ltd.	2,019	58,170

UltraTech Cement Ltd.	1,045	138,542

Union Bank of India Ltd.	14,180	20,410

	Number of Shares	Value $

United Spirits Ltd.	2,725	49,313

UPL Ltd.	3,559	22,956

Varun Beverages Ltd.	10,125	74,437

Vedanta Ltd.	12,390	66,498

Vodafone Idea Ltd. *	217,815	21,550

Voltas Ltd.	1,936	37,994

Wipro Ltd.	12,101	82,756

Yes Bank Ltd. *	127,643	30,152

Zomato Ltd. *	57,764	191,252

Zydus Lifesciences Ltd.	2,161	24,704

(Cost $7,901,329)		13,635,421

Indonesia – 1.5%

Alamtri Resources Indonesia Tbk PT	135,750	17,820

Amman Mineral Internasional PT*	63,473	36,053

GoTo Gojek Tokopedia Tbk PT *	7,731,170	34,643

PT Astra International Tbk	183,382	59,025

PT Bank Central Asia Tbk	485,381	306,331

PT Bank Mandiri Persero Tbk	334,720	129,917

PT Bank Negara Indonesia Persero Tbk	125,628	39,484

PT Bank Rakyat Indonesia Persero Tbk	583,301	156,455

PT Barito Pacific Tbk	291,653	15,738

PT Chandra Asri Pacific Tbk	73,840	32,388

PT Charoen Pokphand Indonesia Tbk	70,774	20,859

PT Indah Kiat Pulp & Paper Tbk	24,692	11,298

PT Indofood CBP Sukses Makmur Tbk	22,492	16,892

PT Indofood Sukses Makmur Tbk	36,637	17,457

PT Kalbe Farma Tbk	205,547	19,459

PT Merdeka Copper Gold Tbk *	108,911	12,647

PT Sumber Alfaria Trijaya Tbk	151,698	27,285

PT Telkom Indonesia Persero Tbk	401,171	68,613

PT Unilever Indonesia Tbk	71,727	8,442

PT United Tractors Tbk	12,375	20,911

(Cost $1,049,098)		1,051,717

Ireland – 0.8%

PDD Holdings, Inc., ADR *

(Cost $585,528)	6,094	588,437

Kazakhstan – 0.0%

Solidcore Resources PLC * (a)

(Cost $66,377)	4,065	0

Kuwait – 0.7%

Boubyan Bank KSCP	13,351	23,750

Gulf Bank KSCP	13,935	14,456

Kuwait Finance House KSCP	89,350	214,440

Mabanee Co KPSC	5,873	15,642

See Notes to Financial Statements.

56  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Mobile Telecommunications Co. KSCP	22,119	33,161

National Bank of Kuwait SAKP	70,274	198,824

(Cost $379,472)		500,273

Luxembourg – 0.0%

Reinet Investments SCA

(Cost $25,335)	1,308	34,782

Malaysia – 1.5%

AMMB Holdings Bhd	23,846	28,916

Axiata Group Bhd	25,099	13,213

Celcomdigi Bhd	25,660	20,666

CIMB Group Holdings Bhd	67,435	125,161

Gamuda Bhd	18,567	37,176

Genting Bhd	19,267	16,211

Genting Malaysia Bhd	23,945	11,636

Hong Leong Bank Bhd	6,741	31,362

IHH Healthcare Bhd	19,935	32,560

Inari Amertron Bhd	23,900	14,840

IOI Corp. Bhd	23,994	20,512

Kuala Lumpur Kepong Bhd	4,742	22,254

Malayan Banking Bhd	50,018	114,777

Malaysia Airports Holdings Bhd	8,963	21,374

Maxis Bhd	16,096	12,565

MISC Bhd	9,100	14,842

MR DIY Group M Bhd, 144A	21,900	8,918

Nestle Malaysia Bhd	483	10,508

Petronas Chemicals Group Bhd	24,024	25,186

Petronas Dagangan Bhd	1,904	8,396

Petronas Gas Bhd	7,590	30,462

PPB Group Bhd	6,962	20,549

Press Metal Aluminium Holdings Bhd	28,450	29,698

Public Bank Bhd	132,510	133,255

QL Resources Bhd	16,650	18,242

RHB Bank Bhd	13,681	20,806

SD Guthrie Bhd	18,323	19,828

Sime Darby Bhd	24,923	12,784

Sunway Bhd	21,200	23,132

Telekom Malaysia Bhd	10,645	15,207

Tenaga Nasional Bhd	27,205	83,604

YTL Corp. Bhd	29,500	13,804

YTL Power International Bhd	22,000	16,828

(Cost $947,591)		1,029,272

Mexico – 1.8%

Alfa SAB de CV, Class A	33,005	25,074

America Movil SAB de CV, Series B	163,956	122,463

Arca Continental SAB de CV	4,968	41,972

Cemex SAB de CV, Series CPO	125,165	68,472

Coca-Cola Femsa SAB de CV	4,694	37,126

	Number of Shares	Value $

Fibra Uno Administracion SA de CV REIT	27,946	29,135

Fomento Economico Mexicano SAB de CV	15,236	133,816

Gruma SAB de CV, Class B	1,817	30,780

Grupo Aeroportuario del Centro Norte SAB de CV	2,897	22,515

Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,400	62,664

Grupo Aeroportuario del Sureste SAB de CV, Class B	1,537	39,180

Grupo Bimbo SAB de CV, Series A	12,308	36,126

Grupo Carso SAB de CV, Series A1	5,105	30,514

Grupo Comercial Chedraui SA de CV	2,093	13,634

Grupo Financiero Banorte SAB de CV, Class O	22,838	151,775

Grupo Financiero Inbursa SAB de CV, Class O *	17,268	40,703

Grupo Mexico SAB de CV, Series B	27,742	133,891

Industrias Penoles SAB de CV *	1,807	26,011

Kimberly-Clark de Mexico SAB de CV, Class A	12,783	17,162

Operadora De Sites Mexicanos SAB de CV, Class A-1	12,714	8,447

Prologis Property Mexico SA de CV REIT	7,954	23,569

Promotora y Operadora de Infraestructura SAB de CV	1,541	14,761

Wal-Mart de Mexico SAB de CV	45,649	120,828

(Cost $1,273,747)		1,230,618

Netherlands – 0.1%

Nebius Group N.V., Class A * (a)	4,277	0

NEPI Rockcastle NV *	4,718	36,562

(Cost $362,252)		36,562

Peru – 0.2%

Cia de Minas Buenaventura SAA, ADR	1,495	18,090

Credicorp Ltd.	571	105,903

(Cost $113,543)		123,993

Philippines – 0.5%

Ayala Corp.	2,324	24,257

Ayala Land, Inc.	61,224	29,863

Bank of the Philippine Islands	17,846	39,140

BDO Unibank, Inc.	21,750	57,310

International Container Terminal Services, Inc.	9,011	56,861

JG Summit Holdings, Inc.	25,134	9,452

Jollibee Foods Corp.	4,453	19,594

Manila Electric Co.	2,360	19,279

Metropolitan Bank & Trust Co.	15,952	20,744

PLDT, Inc.	756	16,723

See Notes to Financial Statements.

DBX ETF Trust  |  57

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

SM Investments Corp.	1,573	23,474

SM Prime Holdings, Inc.	93,091	41,913

Universal Robina Corp.	8,074	10,871

(Cost $407,350)		369,481

Poland – 0.8%

Alior Bank SA	657	14,775

Allegro.eu SA, 144A *	5,186	36,750

Bank Polska Kasa Opieki SA	1,715	57,303

Budimex SA	131	15,211

CD Projekt SA	641	26,399

Dino Polska SA, 144A *	457	43,439

KGHM Polska Miedz SA	1,278	40,057

LPP SA	10	38,573

mBank SA *	127	16,579

ORLEN SA	5,024	63,136

PGE Polska Grupa Energetyczna SA*	7,922	13,128

Powszechna Kasa Oszczednosci Bank Polski SA	7,924	109,105

Powszechny Zaklad Ubezpieczen SA	5,133	55,884

Santander Bank Polska SA	358	38,553

(Cost $617,463)		568,892

Qatar – 0.8%

Barwa Real Estate Co.	19,846	15,104

Commercial Bank PSQC	29,647	34,191

Dukhan Bank	17,349	16,915

Industries Qatar QSC	13,991	49,877

Masraf Al Rayan QSC	49,921	32,974

Mesaieed Petrochemical Holding Co.	39,417	16,585

Ooredoo QPSC	7,304	23,752

Qatar Electricity & Water Co. QSC	3,702	16,126

Qatar Fuel QSC	5,395	21,944

Qatar Gas Transport Co. Ltd.	22,227	25,469

Qatar International Islamic Bank QSC	9,175	26,736

Qatar Islamic Bank QPSC	14,899	85,605

Qatar National Bank QPSC	40,271	189,133

(Cost $458,068)		554,411

Russia – 0.0%

Alrosa PJSC * (a)	34,709	0

Gazprom PJSC * (a)	164,723	0

GMK Norilskiy Nickel PAO * (a)	88,300	0

Inter RAO UES PJSC * (a)	490,959	0

LUKOIL PJSC * (a)	5,651	0

Magnit PJSC * (a)	933	0

Mobile TeleSystems PJSC, ADR * (a)	6,594	0

Moscow Exchange MICEX-RTS PJSC * (a)	20,735	0

Novatek PJSC * (a)	12,810	0

	Number of Shares	Value $

Novolipetsk Steel PJSC * (a)	21,183	0

Ozon Holdings PLC, ADR * (a)	700	0

PhosAgro PJSC * (a)	713	0

PhosAgro PJSC, GDR * (a)	13	0

Polyus PJSC * (a)	476	0

Rosneft Oil Co. PJSC * (a)	14,582	0

Sberbank of Russia PJSC * (a)	146,997	0

Severstal PAO * (a)	707	0

Severstal PAO, GDR * (a)	2,248	0

Surgutneftegas PJSC * (a)	68,300	0

Surgutneftegas PJSC, ADR * (a)	2,000	0

Tatneft PJSC * (a)	17,973	0

TKS Holding MKPAO JSC * (a)	58	0

United Co. RUSAL International PJSC * (a)	39,327	0

VK IPJSC, GDR * (a)	1,643	0

VK IPJSC * (a)	48	0

VTB Bank PJSC * (a)	9,756	0

X5 Retail Group NV, GDR * (a)	1,749	0

(Cost $2,514,228)		0

Saudi Arabia – 4.0%

ACWA Power Co.	1,277	123,794

Ades Holding Co.	3,069	14,622

Advanced Petrochemical Co. *	1,005	9,082

Al Rajhi Bank	17,545	425,444

Al Rajhi Co. For Co.-Operative Insurance*	355	15,743

Alinma Bank	10,782	79,784

Almarai Co. JSC	1,951	29,030

Arab National Bank	7,018	35,679

Arabian Internet & Communications Services Co.	212	15,552

Bank AlBilad	5,578	52,040

Bank Al-Jazira *	5,104	21,737

Banque Saudi Fransi	4,837	39,526

Bupa Arabia for Cooperative Insurance Co.	736	36,243

Co. for Cooperative Insurance	695	24,419

Dallah Healthcare Co.	315	12,728

Dar Al Arkan Real Estate Development Co. *	5,173	21,756

Dr Sulaiman Al Habib Medical Services Group Co.	790	56,397

Elm Co.	220	63,443

Etihad Etisalat Co.	3,482	51,161

Jarir Marketing Co.	5,755	19,455

Mobile Telecommunications Co. Saudi Arabia	4,435	12,206

Mouwasat Medical Services Co.	925	22,430

Nahdi Medical Co.	371	11,613

Power & Water Utility Co. for Jubail & Yanbu	330	4,954

Riyad Bank	13,386	93,530

See Notes to Financial Statements.

58  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

SABIC Agri-Nutrients Co.	2,051	60,489

Sahara International Petrochemical Co.	3,209	20,739

SAL Saudi Logistics Services	227	15,589

Saudi Arabian Mining Co. *	11,557	159,040

Saudi Arabian Oil Co., 144A	52,496	383,565

Saudi Aramco Base Oil Co.	589	17,277

Saudi Awwal Bank	9,011	74,474

Saudi Basic Industries Corp.	7,991	146,552

Saudi Electricity Co.	6,319	27,954

Saudi Industrial Investment Group	3,532	16,152

Saudi Investment Bank	5,435	20,253

Saudi Kayan Petrochemical Co. *	6,781	12,544

Saudi National Bank	25,449	219,814

Saudi Research & Media Group *	302	20,739

Saudi Tadawul Group Holding Co.	441	25,331

Saudi Telecom Co.	17,123	181,398

Savola Group *	4,943	31,893

Yanbu National Petrochemical Co.	2,602	25,834

(Cost $2,210,702)		2,752,005

Singapore – 0.0%

BOC Aviation Ltd., 144A

(Cost $11,748)	1,890	14,610

South Africa – 2.8%

Absa Group Ltd.	7,857	75,150

Anglo American Platinum Ltd.	510	16,791

Aspen Pharmacare Holdings Ltd.	3,555	32,652

Bid Corp. Ltd.	3,013	73,710

Bidvest Group Ltd.	3,209	49,125

Capitec Bank Holdings Ltd.	807	145,926

Clicks Group Ltd.	1,765	38,451

Discovery Ltd.	4,670	49,895

Exxaro Resources Ltd.	2,198	20,343

FirstRand Ltd.	45,799	195,385

Gold Fields Ltd.	8,221	116,758

Harmony Gold Mining Co. Ltd.	5,632	51,527

Impala Platinum Holdings Ltd. *	7,763	43,901

Kumba Iron Ore Ltd.	616	11,359

MTN Group Ltd.	14,592	65,326

Naspers Ltd., Class N	1,514	341,500

Nedbank Group Ltd.	3,979	63,713

Old Mutual Ltd.	44,900	31,593

OUTsurance Group Ltd.	8,175	29,305

Pepkor Holdings Ltd., 144A	16,343	24,222

Remgro Ltd.	4,749	39,677

Sanlam Ltd.	16,430	80,260

Sasol Ltd.	5,205	25,360

Shoprite Holdings Ltd.	4,592	75,313

Sibanye Stillwater Ltd. *	25,437	25,218

	Number of Shares	Value $

Standard Bank Group Ltd.	11,569	151,953

Vodacom Group Ltd.	6,069	34,096

Woolworths Holdings Ltd.	7,960	27,735

(Cost $2,362,957)		1,936,244

South Korea – 9.2%

Alteogen, Inc. *	346	69,446

Amorepacific Corp.	296	22,109

Celltrion, Inc.	1,370	183,642

CJ CheilJedang Corp.	72	13,600

Coway Co. Ltd.	515	24,328

DB Insurance Co. Ltd.	416	32,563

Doosan Bobcat, Inc.	506	14,073

Doosan Enerbility Co. Ltd. *	3,938	59,703

Ecopro BM Co. Ltd. *	454	43,999

Ecopro Co. Ltd. *	889	48,495

Ecopro Materials Co. Ltd. *	133	8,104

Enchem Co. Ltd. *	113	10,303

GS Holdings Corp.	417	12,495

Hana Financial Group, Inc.	2,660	118,981

Hanjin Kal Corp.	268	15,426

Hankook Tire & Technology Co. Ltd.	745	20,106

Hanmi Pharm. Co. Ltd.	69	13,478

Hanmi Semiconductor Co. Ltd.	395	21,123

Hanwha Aerospace Co. Ltd.	275	61,602

Hanwha Ocean Co. Ltd. *	748	18,766

HD Hyundai Co. Ltd.	414	23,088

HD Hyundai Electric Co. Ltd.	209	52,360

HD Hyundai Heavy Industries Co. Ltd. *	221	34,852

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	403	59,076

HLB, Inc. *	1,083	55,739

HMM Co. Ltd.	2,264	29,147

HYBE Co. Ltd.	179	25,046

Hyundai Glovis Co. Ltd.	357	31,476

Hyundai Mobis Co. Ltd.	536	92,020

Hyundai Motor Co.	1,198	187,637

Hyundai Rotem Co. Ltd.	688	24,955

Industrial Bank of Korea	2,571	27,423

Kakao Corp.	2,592	74,506

KakaoBank Corp.	1,538	24,640

KB Financial Group, Inc.	3,446	237,630

Kia Corp.	2,076	138,246

Korea Aerospace Industries Ltd.	687	28,759

Korea Electric Power Corp. *	2,297	39,352

Korea Investment Holdings Co. Ltd.	393	21,044

Korea Zinc Co. Ltd.	46	38,909

Korean Air Lines Co. Ltd.	1,584	29,465

Krafton, Inc. *	254	56,807

See Notes to Financial Statements.

DBX ETF Trust  |  59

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

KT&G Corp.	899	78,491

Kumho Petrochemical Co. Ltd.	177	12,535

L&F Co. Ltd. *	232	16,347

LG Chem Ltd.	437	88,963

LG Corp.	832	44,670

LG Display Co. Ltd. *	2,523	17,145

LG Electronics, Inc.	950	61,084

LG Energy Solution Ltd. *	408	111,574

LG H&H Co. Ltd.	93	20,699

LG Innotek Co. Ltd.	128	14,855

LG Uplus Corp.	1,105	9,180

Lotte Chemical Corp.	195	9,016

LS Electric Co. Ltd.	128	13,212

Meritz Financial Group, Inc.	797	58,273

Mirae Asset Securities Co. Ltd.	2,335	14,328

NAVER Corp.	1,286	190,358

NCSoft Corp.	131	22,302

Netmarble Corp., 144A *	241	9,156

NH Investment & Securities Co. Ltd.	1,085	10,360

Orion Corp.	238	17,504

Posco DX Co. Ltd.	497	7,481

POSCO Future M Co. Ltd.	291	35,941

POSCO Holdings, Inc.	621	125,754

Posco International Corp.	431	14,582

Samsung Biologics Co. Ltd., 144A *	159	111,125

Samsung C&T Corp.	733	62,526

Samsung E&A Co. Ltd. *	1,338	17,216

Samsung Electro-Mechanics Co. Ltd.	489	37,857

Samsung Electronics Co. Ltd.	42,626	1,656,091

Samsung Fire & Marine Insurance Co. Ltd.	286	80,467

Samsung Heavy Industries Co. Ltd.*	5,810	48,394

Samsung Life Insurance Co. Ltd.	736	56,504

Samsung SDI Co. Ltd.	467	85,195

Samsung SDS Co. Ltd.	351	36,910

Shinhan Financial Group Co. Ltd.	3,848	146,191

SK Biopharmaceuticals Co. Ltd.*	295	21,865

SK Bioscience Co. Ltd. *	261	8,812

SK Hynix, Inc.	4,857	556,707

SK Innovation Co. Ltd. *	509	41,813

SK Square Co. Ltd. *	896	47,207

SK Telecom Co. Ltd.	470	20,686

SK, Inc.	304	29,767

SKC Co. Ltd. *	185	13,115

S-Oil Corp.	343	14,088

Woori Financial Group, Inc.	5,551	66,490

Yuhan Corp.	526	43,511

(Cost $4,248,252)		6,350,866

	Number of Shares	Value $

Taiwan – 18.6%

Accton Technology Corp.	4,599	93,019

Acer, Inc.	27,359	31,879

Advantech Co. Ltd.	4,406	45,507

Airtac International Group	1,270	30,887

Alchip Technologies Ltd.	721	49,165

ASE Technology Holding Co. Ltd.	29,598	138,044

Asia Cement Corp.	20,914	27,074

Asia Vital Components Co. Ltd.	3,048	60,335

Asustek Computer, Inc.	5,908	106,945

AUO Corp. *	64,118	30,793

Catcher Technology Co. Ltd.	5,187	31,378

Cathay Financial Holding Co. Ltd.	84,210	170,323

Chailease Holding Co. Ltd.	13,024	47,512

Chang Hwa Commercial Bank Ltd.	63,430	34,368

Cheng Shin Rubber Industry Co. Ltd.	17,228	26,837

China Airlines Ltd.	27,002	20,699

China Steel Corp.	106,744	69,666

Chunghwa Telecom Co. Ltd.	33,608	127,260

Compal Electronics, Inc.	38,722	43,928

CTBC Financial Holding Co. Ltd.	143,115	164,779

Delta Electronics, Inc.	16,993	199,315

E Ink Holdings, Inc.	7,350	63,583

E.Sun Financial Holding Co. Ltd.	125,413	104,244

Eclat Textile Co. Ltd.	1,653	26,971

eMemory Technology, Inc.	563	50,523

Eva Airways Corp.	21,137	27,037

Evergreen Marine Corp. Taiwan Ltd.	9,189	61,386

Far Eastern New Century Corp.	26,684	27,437

Far EasTone Telecommunications Co. Ltd.	13,210	36,560

Feng TAY Enterprise Co. Ltd.	4,388	17,696

First Financial Holding Co. Ltd.	103,679	86,817

Formosa Chemicals & Fibre Corp.	26,057	27,154

Formosa Plastics Corp.	34,093	43,400

Fortune Electric Co. Ltd.	867	14,680

Fubon Financial Holding Co. Ltd.	74,357	201,441

Gigabyte Technology Co. Ltd.	4,748	39,685

Global Unichip Corp.	804	29,454

Globalwafers Co. Ltd.	2,704	34,130

Hon Hai Precision Industry Co. Ltd.	111,579	671,542

Hotai Motor Co. Ltd.	2,662	50,318

Hua Nan Financial Holdings Co. Ltd.	84,143	67,479

Innolux Corp. *	68,684	32,034

International Games System Co. Ltd.	2,000	59,108

Inventec Corp.	24,483	36,932

See Notes to Financial Statements.

60  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Jentech Precision Industrial Co. Ltd.	770	32,831

KGI Financial Holding Co. Ltd.	145,625	77,110

Largan Precision Co. Ltd.	941	70,540

Lite-On Technology Corp.	18,680	59,807

MediaTek, Inc.	13,502	521,658

Mega Financial Holding Co. Ltd.	108,112	132,299

Micro-Star International Co. Ltd.	6,347	33,412

Nan Ya Plastics Corp.	43,164	51,425

Nanya Technology Corp. *	11,838	12,190

Nien Made Enterprise Co. Ltd.	1,519	18,705

Novatek Microelectronics Corp.	5,253	78,270

Pegatron Corp.	18,428	53,498

PharmaEssentia Corp. *	2,366	42,319

Pou Chen Corp.	21,336	26,799

President Chain Store Corp.	5,294	44,085

Quanta Computer, Inc.	24,659	220,908

Realtek Semiconductor Corp.	4,530	66,382

Ruentex Development Co. Ltd.	14,601	20,137

Shanghai Commercial & Savings Bank Ltd.	36,275	43,832

Shin Kong Financial Holding Co. Ltd.*	127,550	45,353

SinoPac Financial Holdings Co. Ltd.	90,003	64,420

Synnex Technology International Corp.	11,557	26,897

Taishin Financial Holding Co. Ltd.	97,407	51,278

Taiwan Business Bank	59,875	27,280

Taiwan Cooperative Financial Holding Co. Ltd.	94,794	72,665

Taiwan High Speed Rail Corp.	11,015	9,580

Taiwan Mobile Co. Ltd.	17,593	61,202

Taiwan Semiconductor Manufacturing Co. Ltd.	219,319	6,724,801

TCC Group Holdings Co. Ltd.	56,385	58,150

Unimicron Technology Corp.	12,476	57,228

Uni-President Enterprises Corp.	42,993	111,840

United Microelectronics Corp.	98,081	131,497

Vanguard International Semiconductor Corp.	8,994	24,781

Voltronic Power Technology Corp.	563	31,891

Walsin Lihwa Corp.	26,589	21,364

Wan Hai Lines Ltd.	6,683	17,076

Wistron Corp.	24,936	87,130

Wiwynn Corp.	890	53,017

WPG Holdings Ltd.	13,606	29,488

Yageo Corp.	3,595	56,886

Yang Ming Marine Transport Corp.	15,086	33,996

Yuanta Financial Holding Co. Ltd.	88,434	90,522

	Number of Shares	Value $

Zhen Ding Technology Holding Ltd.	6,188	21,812

(Cost $4,472,746)		12,875,685

Thailand – 1.4%

Advanced Info Service PCL, NVDR	9,873	82,041

Airports of Thailand PCL, NVDR	36,900	65,360

Bangkok Dusit Medical Services PCL, NVDR	96,300	70,897

Bangkok Expressway & Metro PCL, NVDR	70,100	14,920

Bumrungrad Hospital PCL, NVDR	5,500	33,355

Central Pattana PCL, NVDR	18,200	31,839

Central Retail Corp. PCL, NVDR	17,900	17,484

Charoen Pokphand Foods PCL, NVDR	36,369	25,344

CP ALL PCL, NVDR	50,649	90,451

CP AXTRA PCL	17,916	18,152

Delta Electronics Thailand PCL, NVDR	27,080	118,829

Gulf Energy Development PCL, NVDR	26,850	47,363

Home Product Center PCL, NVDR	62,100	17,110

Intouch Holdings PCL, NVDR	8,000	22,159

Kasikornbank PCL, NVDR	4,303	18,882

Krung Thai Bank PCL, NVDR	34,506	20,122

Krungthai Card PCL, NVDR (b)	9,700	13,222

Minor International PCL, NVDR	28,947	22,577

PTT Exploration & Production PCL, NVDR	13,183	49,007

PTT Global Chemical PCL, NVDR	19,000	13,988

PTT Oil & Retail Business PCL, NVDR	27,700	11,388

PTT PCL	500	470

PTT PCL, NVDR	84,580	79,531

SCB X PCL, NVDR	6,998	23,362

Siam Cement PCL	3,178	17,003

Siam Cement PCL	2,558	13,686

Thai Oil PCL, NVDR	12,449	13,702

TMBThanachart Bank PCL, NVDR	218,800	11,228

True Corp. PCL, NVDR *	96,672	31,287

(Cost $1,014,716)		994,759

Turkey – 0.7%

Akbank TAS	25,427	44,598

Anadolu Efes Biracilik Ve Malt Sanayii AS	2,061	11,858

Aselsan Elektronik Sanayi Ve Ticaret AS	13,119	26,262

BIM Birlesik Magazalar AS	3,922	53,529

Coca-Cola Icecek AS	7,432	11,397

Eregli Demir ve Celik Fabrikalari TAS	25,472	18,928

See Notes to Financial Statements.

DBX ETF Trust  |  61

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Ford Otomotiv Sanayi AS	607	16,919

Haci Omer Sabanci Holding AS	9,811	25,593

KOC Holding AS	7,730	44,674

Pegasus Hava Tasimaciligi AS *	1,931	12,125

Sasa Polyester Sanayi AS *	76,563	8,938

Turk Hava Yollari AO *	4,762	39,120

Turkcell Iletisim Hizmetleri AS	10,644	27,781

Turkiye Is Bankasi AS, Class C	84,663	33,262

Turkiye Petrol Rafinerileri AS	7,538	31,984

Turkiye Sise ve Cam Fabrikalari AS	13,655	15,964

Yapi ve Kredi Bankasi AS	34,703	29,649

(Cost $411,735)		452,581

United Arab Emirates – 1.2%

Abu Dhabi Commercial Bank PJSC	27,093	73,912

Abu Dhabi Islamic Bank PJSC	13,113	46,627

Abu Dhabi National Oil Co. for Distribution PJSC	28,556	26,823

ADNOC Drilling Co. PJSC	27,028	38,928

Aldar Properties PJSC	34,144	70,000

Americana Restaurants International PLC - Foreign Co.	29,918	17,595

Dubai Islamic Bank PJSC	25,381	46,990

Emaar Properties PJSC	59,216	153,969

Emirates NBD Bank PJSC	17,191	93,610

Emirates Telecommunications Group Co. PJSC	29,706	133,935

First Abu Dhabi Bank PJSC	40,650	141,665

Multiply Group PJSC *	36,160	20,084

(Cost $627,772)		864,138

United Kingdom – 0.2%

Anglogold Ashanti PLC

(Cost $66,904)	4,391	110,098

United States – 0.3%

BeiGene Ltd. *	6,313	104,494

Legend Biotech Corp., ADR *	609	25,621

Southern Copper Corp.	768	77,069

(Cost $162,382)		207,184

TOTAL COMMON STOCKS

(Cost $50,248,023)		67,245,449

PREFERRED STOCKS – 1.7%

Brazil – 1.1%

Banco Bradesco SA	45,958	97,185

Centrais Eletricas Brasileiras SA, Class B	2,365	15,447

Cia Energetica de Minas Gerais	17,695	35,257

Companhia Paranaense de Energia, Class B	10,199	16,581

Gerdau SA	12,597	42,815

Itau Unibanco Holding SA	42,366	231,245

Itausa SA	48,953	79,914

	Number of Shares	Value $

Klabin SA	2	2

Petroleo Brasileiro SA	39,138	254,909

(Cost $630,734)		773,355

Chile – 0.1%

Sociedad Quimica y Minera de Chile SA, Class B

(Cost $24,114)	1,315	50,255

Colombia – 0.1%

Bancolombia SA

(Cost $37,020)	3,969	32,181

Russia – 0.0%

Surgutneftegas PJSC * (a)

(Cost $55,823)	101,715	0

South Korea – 0.4%

Hyundai Motor Co.	202	22,733

Hyundai Motor Co. - 2nd Preferred	333	38,240

LG Chem Ltd.	76	10,351

Samsung Electronics Co. Ltd.	7,157	237,019

(Cost $158,831)		308,343

TOTAL PREFERRED STOCKS

(Cost $906,522)		1,164,134

RIGHTS – 0.0%

India – 0.0%

UPL Ltd.* , expires 12/24/24(a)

(Cost $0)	444	974

WARRANTS – 0.0%

Thailand – 0.0%

BTS Group Holdings PCL* , expires 11/20/26	23,669	62

Srisawad Corp. PCL* , expires 8/29/25	432	5

(Cost $0)		67

TOTAL WARRANTS

(Cost $0)		67

SECURITIES LENDING

COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (c)(d)

(Cost $11,832)	11,832	11,832

CASH EQUIVALENTS – 1.3%

DWS Government Money Market Series “Institutional Shares”, 4.59% (c)

(Cost $934,933)	934,933	934,933

See Notes to Financial Statements.

62  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

TOTAL INVESTMENTS – 100.0%

(Cost $52,101,310)		69,357,389

	Number of Shares	Value $

Other assets and liabilities, net – (0.0)%		(34,332)

NET ASSETS – 100.0%		69,323,057

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (c)(d)

13,930	—	(2,098	) (e)	—	—	250	—	11,832	11,832

CASH EQUIVALENTS – 1.3%

DWS Government Money Market Series “Institutional Shares”, 4.59% (c)

1,063,663	9,330,267	(9,458,997)		—	—	27,754	—	934,933	934,933

1,077,593	9,330,267	(9,461,095)		—	—	28,004	—	946,765	946,765

*	Non-income producing security.

(a)	Investment was valued using significant unobservable inputs.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $11,082, which is 0.0% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

ADR:	American Depositary Receipt

CPO:	Ordinary Participation Certificates

GDR:	Global Depositary Receipt

JSC:	Joint Stock Company

KSCP:	Kuwait Shareholding Company Public

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

PSQC:	Public Shareholders Qatari Company

QPSC:	Qatari Public Shareholders Company

QSC:	Qatari Shareholders Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

MSCI Emerging Markets Index Future	USD	29	1,603,402	1,581,370	12/20/2024	(22,032)

At November 30, 2024, the Fund had the following forward foreign currency contracts outstanding:

See Notes to Financial Statements.

DBX ETF Trust  |  63

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	12/3/2024	CNH	21,713,800	USD	3,052,089	56,811	—

JP Morgan & Chase Co.	12/3/2024	CNH	1,471,000	USD	206,758	3,844	—

RBC Capital Markets	12/3/2024	CZK	2,276,610	USD	97,698	2,309	—

Citibank N.A.	12/3/2024	EUR	351,900	USD	382,491	10,024	—

JP Morgan & Chase Co.	12/3/2024	HKD	130,988,800	USD	16,858,709	24,612	—

RBC Capital Markets	12/3/2024	HUF	68,210,600	USD	181,100	6,321	—

Goldman Sachs & Co.	12/3/2024	KWD	166,000	USD	542,838	2,840	—

Bank of America	12/3/2024	MXN	30,347,600	USD	1,507,012	17,497	—

JP Morgan & Chase Co.	12/3/2024	PHP	10,481,000	USD	180,312	1,580	—

RBC Capital Markets	12/3/2024	PHP	15,542,200	USD	267,699	2,659	—

JP Morgan & Chase Co.	12/3/2024	PLN	74,000	USD	18,447	223	—

RBC Capital Markets	12/3/2024	PLN	2,785,200	USD	694,260	8,343	—

Goldman Sachs & Co.	12/3/2024	QAR	61,000	USD	16,755	1	—

Goldman Sachs & Co.	12/3/2024	QAR	2,251,600	USD	617,553	—	(869)

Goldman Sachs & Co.	12/3/2024	SAR	11,601,000	USD	3,088,083	218	—

JP Morgan & Chase Co.	12/3/2024	THB	489,000	USD	14,449	188	—

JP Morgan & Chase Co.	12/3/2024	THB	35,377,200	USD	1,046,044	14,287	—

RBC Capital Markets	12/3/2024	THB	3,559,100	USD	105,193	1,394	—

Goldman Sachs & Co.	12/3/2024	TRY	18,166,400	USD	512,665	—	(9,365)

JP Morgan & Chase Co.	12/3/2024	USD	2,931,178	CNH	21,252,800	508	—

JP Morgan & Chase Co.	12/3/2024	USD	159,879	CNH	1,159,200	25	—

JP Morgan & Chase Co.	12/3/2024	USD	106,890	CNH	772,800	—	(287)

RBC Capital Markets	12/3/2024	USD	95,188	CZK	2,276,610	201	—

Citibank N.A.	12/3/2024	USD	25,000	EUR	23,000	—	(656)

RBC Capital Markets	12/3/2024	USD	17,924	EUR	17,000	69	—

RBC Capital Markets	12/3/2024	USD	329,429	EUR	311,900	700	—

JP Morgan & Chase Co.	12/3/2024	USD	559,412	HKD	4,352,800	—	(10)

JP Morgan & Chase Co.	12/3/2024	USD	51,995	HKD	404,000	—	(75)

JP Morgan & Chase Co.	12/3/2024	USD	839,046	HKD	6,529,200	57	—

RBC Capital Markets	12/3/2024	USD	15,382,899	HKD	119,702,800	771	—

RBC Capital Markets	12/3/2024	USD	174,040	HUF	68,210,600	739	—

Goldman Sachs & Co.	12/3/2024	USD	539,837	KWD	166,000	161	—

Bank of America	12/3/2024	USD	48,914	MXN	991,900	—	(230)

Bank of America	12/3/2024	USD	29,299	MXN	590,000	—	(341)

Bank of America	12/3/2024	USD	73,108	MXN	1,487,900	—	(79)

Bank of America	12/3/2024	USD	1,346,453	MXN	27,277,800	—	(7,610)

JP Morgan & Chase Co.	12/3/2024	USD	178,674	PHP	10,481,000	58	—

RBC Capital Markets	12/3/2024	USD	228,167	PHP	13,373,600	—	(107)

RBC Capital Markets	12/3/2024	USD	22,053	PHP	1,301,200	136	—

RBC Capital Markets	12/3/2024	USD	14,783	PHP	867,400	9	—

JP Morgan & Chase Co.	12/3/2024	USD	40,888	PLN	164,000	—	(500)

RBC Capital Markets	12/3/2024	USD	607,871	PLN	2,470,600	570	—

RBC Capital Markets	12/3/2024	USD	22,053	PLN	89,800	62	—

RBC Capital Markets	12/3/2024	USD	32,754	PLN	134,800	444	—

Goldman Sachs & Co.	12/3/2024	USD	581,432	QAR	2,119,900	818	—

Goldman Sachs & Co.	12/3/2024	USD	21,178	QAR	77,100	—	(2)

Goldman Sachs & Co.	12/3/2024	USD	31,755	QAR	115,600	—	(4)

Goldman Sachs & Co.	12/3/2024	USD	3,059,105	SAR	11,490,000	—	(786)

Goldman Sachs & Co.	12/3/2024	USD	29,548	SAR	111,000	—	(3)

JP Morgan & Chase Co.	12/3/2024	USD	951,039	THB	32,580,700	—	(841)

JP Morgan & Chase Co.	12/3/2024	USD	56,931	THB	1,971,300	561	—

See Notes to Financial Statements.

64  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	12/3/2024	USD	38,036	THB	1,314,200	292	—

RBC Capital Markets	12/3/2024	USD	103,703	THB	3,559,100	96	—

Goldman Sachs & Co.	12/3/2024	USD	23,841	TRY	829,500	—	(5)

Goldman Sachs & Co.	12/3/2024	USD	15,777	TRY	553,000	114	—

Goldman Sachs & Co.	12/3/2024	USD	44,524	TRY	1,577,000	793	—

Goldman Sachs & Co.	12/3/2024	USD	437,804	TRY	15,206,900	—	(818)

Goldman Sachs & Co.	12/3/2024	USD	2,289,619	ZAR	41,359,100	2,995	—

Goldman Sachs & Co.	12/3/2024	USD	83,688	ZAR	1,504,000	—	(319)

Goldman Sachs & Co.	12/3/2024	USD	124,425	ZAR	2,256,000	630	—

Goldman Sachs & Co.	12/3/2024	ZAR	786,000	USD	44,346	776	—

Goldman Sachs & Co.	12/3/2024	ZAR	44,333,100	USD	2,501,303	43,835	—

JP Morgan & Chase Co.	12/4/2024	BRL	9,762,900	USD	1,680,688	46,855	—

RBC Capital Markets	12/4/2024	BRL	9,115,800	USD	1,568,850	43,309	—

Goldman Sachs & Co.	12/4/2024	CLP	119,236,000	USD	123,991	1,505	—

RBC Capital Markets	12/4/2024	CLP	176,141,400	USD	183,164	2,221	—

Goldman Sachs & Co.	12/4/2024	COP	327,722,400	USD	73,953	143	—

Goldman Sachs & Co.	12/4/2024	EGP	2,764,000	USD	55,558	—	(49)

JP Morgan & Chase Co.	12/4/2024	IDR	12,379,714,000	USD	786,913	5,703	—

RBC Capital Markets	12/4/2024	IDR	8,334,765,100	USD	529,815	3,858	—

JP Morgan & Chase Co.	12/4/2024	INR	634,817,800	USD	7,540,747	29,434	—

RBC Capital Markets	12/4/2024	INR	701,360,600	USD	8,330,183	31,520	—

JP Morgan & Chase Co.	12/4/2024	KRW	4,898,716,700	USD	3,553,503	41,431	—

RBC Capital Markets	12/4/2024	KRW	6,422,812,100	USD	4,657,654	52,903	—

RBC Capital Markets	12/4/2024	MYR	5,155,500	USD	1,181,506	21,447	—

JP Morgan & Chase Co.	12/4/2024	TWD	14,867,000	USD	466,547	8,683	—

JP Morgan & Chase Co.	12/4/2024	TWD	307,621,000	USD	9,651,763	177,844	—

RBC Capital Markets	12/4/2024	TWD	155,108,600	USD	4,867,527	90,589	—

JP Morgan & Chase Co.	12/4/2024	USD	1,371,648	BRL	8,189,700	—	(1,092)

JP Morgan & Chase Co.	12/4/2024	USD	162,012	BRL	943,900	—	(4,049)

JP Morgan & Chase Co.	12/4/2024	USD	109,309	BRL	629,300	—	(3,995)

RBC Capital Markets	12/4/2024	USD	1,519,392	BRL	9,115,800	6,148	—

Goldman Sachs & Co.	12/4/2024	USD	122,130	CLP	119,236,000	356	—

RBC Capital Markets	12/4/2024	USD	15,840	CLP	15,278,100	—	(146)

RBC Capital Markets	12/4/2024	USD	165,189	CLP	160,863,300	59	—

Goldman Sachs & Co.	12/4/2024	USD	74,322	COP	327,722,400	—	(512)

Goldman Sachs & Co.	12/4/2024	USD	55,737	EGP	2,764,000	—	(130)

JP Morgan & Chase Co.	12/4/2024	USD	42,829	IDR	678,198,400	—	(32)

JP Morgan & Chase Co.	12/4/2024	USD	23,422	IDR	368,527,000	—	(167)

JP Morgan & Chase Co.	12/4/2024	USD	650,955	IDR	10,315,691,000	6	—

JP Morgan & Chase Co.	12/4/2024	USD	63,961	IDR	1,017,297,600	235	—

RBC Capital Markets	12/4/2024	USD	526,028	IDR	8,334,765,100	—	(71)

JP Morgan & Chase Co.	12/4/2024	USD	6,481,966	INR	547,855,800	392	—

JP Morgan & Chase Co.	12/4/2024	USD	1,033,061	INR	86,962,000	—	(4,106)

RBC Capital Markets	12/4/2024	USD	7,066,134	INR	597,259,300	779	—

RBC Capital Markets	12/4/2024	USD	740,144	INR	62,460,800	—	(1,093)

RBC Capital Markets	12/4/2024	USD	493,090	INR	41,640,500	—	(390)

JP Morgan & Chase Co.	12/4/2024	USD	3,372,831	KRW	4,705,166,700	477	—

JP Morgan & Chase Co.	12/4/2024	USD	140,780	KRW	193,550,000	—	(2,017)

RBC Capital Markets	12/4/2024	USD	3,940,034	KRW	5,495,480,600	—	(121)

RBC Capital Markets	12/4/2024	USD	266,536	KRW	370,932,600	—	(600)

RBC Capital Markets	12/4/2024	USD	397,693	KRW	556,398,900	1,210	—

See Notes to Financial Statements.

DBX ETF Trust  |  65

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/4/2024	USD	1,039,621	MYR	4,623,200	662	—

RBC Capital Markets	12/4/2024	USD	25,624	MYR	112,000	—	(422)

RBC Capital Markets	12/4/2024	USD	37,544	MYR	168,100	281	—

RBC Capital Markets	12/4/2024	USD	56,461	MYR	252,200	288	—

JP Morgan & Chase Co.	12/4/2024	USD	734,492	TWD	23,879,800	943	—

JP Morgan & Chase Co.	12/4/2024	USD	8,692,752	TWD	282,688,300	13,305	—

JP Morgan & Chase Co.	12/4/2024	USD	490,462	TWD	15,919,900	—	(171)

RBC Capital Markets	12/4/2024	USD	4,767,585	TWD	155,108,600	9,353	—

Goldman Sachs & Co.	12/5/2024	AED	3,491,000	USD	950,527	26	—

Goldman Sachs & Co.	12/5/2024	USD	871,238	AED	3,200,100	59	—

Goldman Sachs & Co.	12/5/2024	USD	47,510	AED	174,500	1	—

Goldman Sachs & Co.	12/5/2024	USD	31,692	AED	116,400	1	—

Goldman Sachs & Co.	1/3/2025	AED	69,000	USD	18,787	—	(3)

Goldman Sachs & Co.	1/3/2025	AED	3,200,100	USD	871,321	—	(112)

JP Morgan & Chase Co.	1/3/2025	CNH	21,252,800	USD	2,935,835	—	(640)

RBC Capital Markets	1/3/2025	CZK	353,000	USD	14,768	—	(37)

RBC Capital Markets	1/3/2025	CZK	2,276,610	USD	95,250	—	(236)

RBC Capital Markets	1/3/2025	EUR	311,900	USD	329,875	—	(722)

RBC Capital Markets	1/3/2025	HKD	119,702,800	USD	15,388,110	—	(817)

RBC Capital Markets	1/3/2025	HUF	68,210,600	USD	173,850	—	(727)

Bank of America	1/3/2025	MXN	27,277,800	USD	1,339,116	7,445	—

JP Morgan & Chase Co.	1/3/2025	PHP	10,481,000	USD	178,499	—	(52)

RBC Capital Markets	1/3/2025	PHP	13,373,600	USD	227,914	86	—

RBC Capital Markets	1/3/2025	PLN	2,470,600	USD	606,766	—	(635)

JP Morgan & Chase Co.	1/3/2025	THB	32,580,700	USD	952,986	202	—

RBC Capital Markets	1/3/2025	THB	3,559,100	USD	103,915	—	(166)

Goldman Sachs & Co.	1/3/2025	TRY	15,206,900	USD	424,187	1,124	—

Goldman Sachs & Co.	1/3/2025	TRY	979,000	USD	27,308	72	—

JP Morgan & Chase Co.	1/3/2025	USD	62,159	CNH	450,000	17	—

RBC Capital Markets	1/3/2025	USD	12,692	EUR	12,000	27	—

RBC Capital Markets	1/3/2025	USD	675,346	HKD	5,253,000	—	(23)

Bank of America	1/3/2025	USD	72,566	MXN	1,478,000	—	(412)

JP Morgan & Chase Co.	1/3/2025	USD	26,332	PHP	1,545,000	—	(12)

JP Morgan & Chase Co.	1/3/2025	USD	13,019	PLN	53,000	11	—

JP Morgan & Chase Co.	1/3/2025	USD	31,709	THB	1,084,000	—	(9)

Goldman Sachs & Co.	1/3/2025	USD	108,919	ZAR	1,973,000	126	—

Goldman Sachs & Co.	1/3/2025	ZAR	41,359,100	USD	2,282,921	—	(2,951)

JP Morgan & Chase Co.	1/6/2025	BRL	8,189,700	USD	1,366,955	1,946	—

RBC Capital Markets	1/6/2025	BRL	9,115,800	USD	1,514,441	—	(4,925)

Goldman Sachs & Co.	1/6/2025	CLP	119,236,000	USD	122,080	—	(344)

RBC Capital Markets	1/6/2025	CLP	160,863,300	USD	165,121	—	(44)

JP Morgan & Chase Co.	1/6/2025	IDR	10,315,691,000	USD	649,889	—	(484)

RBC Capital Markets	1/6/2025	IDR	8,334,765,100	USD	525,166	—	(316)

JP Morgan & Chase Co.	1/6/2025	INR	547,855,800	USD	6,470,330	—	(238)

JP Morgan & Chase Co.	1/6/2025	INR	25,571,000	USD	301,751	—	(261)

RBC Capital Markets	1/6/2025	INR	597,259,300	USD	7,052,991	—	(1,068)

JP Morgan & Chase Co.	1/6/2025	KRW	4,705,166,700	USD	3,376,098	—	(1,854)

RBC Capital Markets	1/6/2025	KRW	5,495,480,600	USD	3,943,512	—	(1,826)

Goldman Sachs & Co.	1/6/2025	KWD	166,000	USD	538,088	—	(3,640)

RBC Capital Markets	1/6/2025	MYR	69,000	USD	15,527	—	(23)

RBC Capital Markets	1/6/2025	MYR	4,623,200	USD	1,039,856	—	(2,032)

See Notes to Financial Statements.

66  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Goldman Sachs & Co.	1/6/2025	QAR	2,119,900	USD	580,795	—	(1,626)

Goldman Sachs & Co.	1/6/2025	SAR	11,490,000	USD	3,058,291	514	—

JP Morgan & Chase Co.	1/6/2025	TWD	282,688,300	USD	8,711,504	—	(22,478)

RBC Capital Markets	1/6/2025	TWD	155,108,600	USD	4,787,155	—	(5,105)

JP Morgan & Chase Co.	1/6/2025	USD	147,722	BRL	886,000	—	(49)

JP Morgan & Chase Co.	1/6/2025	USD	68,880	IDR	1,093,471,000	60	—

JP Morgan & Chase Co.	1/6/2025	USD	354,454	KRW	495,119,000	1,004	—

Goldman Sachs & Co.	1/6/2025	USD	29,547	KWD	9,000	—	(176)

Goldman Sachs & Co.	1/6/2025	USD	237,670	SAR	893,000	—	(20)

JP Morgan & Chase Co.	1/6/2025	USD	202,115	TWD	6,557,000	472	—

Goldman Sachs & Co.	1/7/2025	COP	327,722,400	USD	73,981	522	—

Goldman Sachs & Co.	1/8/2025	EGP	2,764,000	USD	54,689	178	—

Total unrealized appreciation (depreciation)						814,403	(96,133)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham

BRL	Brazilian Real

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

EGP	Egyptian Pound

EUR	Euro

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

SAR	Saudi Riyal

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

See Notes to Financial Statements.

DBX ETF Trust  |  67

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$67,234,597	$—	$10,852	$67,245,449

Preferred Stocks (a)	1,164,134	—	0	1,164,134

Rights	—	—	974	974

Warrants	67	—	—	67

Short-Term Investments (a)	946,765	—	—	946,765

Derivatives (b)

Forward Foreign Currency Contracts	—	814,403	—	814,403

TOTAL	$69,345,563	$814,403	$11,826	$70,171,792

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(96,133)	$—	$(96,133)

Futures Contracts	(22,032)	—	—	(22,032)

TOTAL	$(22,032)	$(96,133)	$—	$(118,165)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

68  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 97.4%

Austria – 0.3%

Erste Group Bank AG	16,526	907,704

OMV AG	7,578	304,111

Verbund AG	3,277	261,838

(Cost $1,361,961)		1,473,653

Belgium – 1.2%

Ageas SA/NV	7,763	392,376

Anheuser-Busch InBev SA/NV	45,307	2,442,493

D’ieteren Group	965	206,090

Elia Group SA/NV	1,573	147,576

Groupe Bruxelles Lambert NV	4,391	304,146

KBC Group NV	11,375	821,485

Lotus Bakeries NV	21	252,913

Sofina SA	685	159,196

Syensqo SA	3,542	263,370

UCB SA	6,255	1,226,956

Warehouses De Pauw CVA REIT	9,156	202,711

(Cost $7,633,583)		6,419,312

Chile – 0.1%

Antofagasta PLC

(Cost $427,409)	19,872	431,224

Denmark – 5.0%

A.P. Moller - Maersk A/S, Class A	156	256,101

A.P. Moller - Maersk A/S, Class B	216	367,013

Carlsberg AS, Class B	4,783	493,251

Coloplast A/S, Class B	6,460	815,234

Danske Bank A/S	33,734	970,229

Demant A/S *	4,598	175,629

DSV A/S	10,331	2,209,064

Genmab A/S *	3,265	706,953

Novo Nordisk A/S, Class B	161,102	17,310,973

Novonesis (Novozymes) B, Class B	17,412	1,022,084

Orsted AS, 144A *	9,343	519,402

Pandora A/S	4,055	653,902

ROCKWOOL A/S, Class B	527	192,474

Tryg A/S	16,393	378,209

Vestas Wind Systems A/S *	49,829	775,606

Zealand Pharma A/S *	3,084	319,440

(Cost $23,770,978)		27,165,564

Finland – 1.5%

Elisa OYJ	7,878	357,503

Fortum OYJ	22,125	334,014

Kesko OYJ, Class B	14,466	288,046

Kone OYJ, Class B	17,805	924,440

Metso Corp.	31,434	276,978

Neste OYJ	19,685	300,094

Nokia OYJ	262,481	1,105,441

Nordea Bank Abp	155,244	1,758,776

	Number of Shares	Value $

Orion OYJ, Class B	5,111	241,889

Sampo OYJ, Class A	24,195	1,038,050

Stora Enso OYJ, Class R	29,923	291,088

UPM-Kymmene OYJ	26,463	697,345

Wartsila OYJ Abp	25,212	459,062

(Cost $10,265,718)		8,072,726

France – 16.0%

Accor SA	9,589	443,267

Aeroports de Paris SA	1,623	188,080

Air Liquide SA	28,924	4,814,386

Airbus SE	29,791	4,652,248

Alstom SA *	16,975	382,467

Amundi SA, 144A	2,936	191,557

Arkema SA	2,739	217,401

AXA SA	88,151	3,076,713

BioMerieux	2,179	227,952

BNP Paribas SA	51,187	3,068,259

Bollore SE	34,719	214,396

Bouygues SA	9,318	277,693

Bureau Veritas SA	15,799	481,539

Capgemini SE	7,928	1,274,473

Carrefour SA	28,465	433,793

Cie de Saint-Gobain SA	22,403	2,047,045

Cie Generale des Etablissements Michelin SCA	33,359	1,085,593

Covivio SA REIT	3,094	170,268

Credit Agricole SA	52,196	699,879

Danone SA	32,521	2,225,403

Dassault Aviation SA	1,030	205,365

Dassault Systemes SE	32,920	1,137,502

Edenred SE	12,759	422,639

Eiffage SA	3,484	314,880

Engie SA	90,034	1,437,345

EssilorLuxottica SA	14,900	3,623,643

Eurazeo SE	2,348	172,824

Gecina SA REIT	2,478	250,052

Getlink SE	14,996	245,434

Hermes International SCA	1,586	3,466,030

Ipsen SA	1,743	201,801

Kering SA	3,681	859,955

Klepierre SA REIT	12,083	365,977

La Francaise des Jeux SAEM, 144A	4,497	177,993

Legrand SA	13,382	1,343,708

L’Oreal SA	12,031	4,184,509

LVMH Moet Hennessy Louis Vuitton SE	13,771	8,635,012

Orange SA	96,478	1,029,706

Pernod Ricard SA	10,063	1,127,801

Publicis Groupe SA	11,690	1,270,557

Renault SA	9,702	416,147

Rexel SA	11,033	285,367

See Notes to Financial Statements.

DBX ETF Trust  |  69

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Safran SA	18,194	4,245,667

Sanofi SA	57,338	5,588,099

Sartorius Stedim Biotech	1,377	262,820

Schneider Electric SE	27,383	7,056,496

SEB SA	1,182	112,332

Societe Generale SA	35,665	947,193

Sodexo SA	4,347	361,594

Teleperformance SE	2,758	259,831

Thales SA	4,704	704,422

TotalEnergies SE	107,754	6,268,566

Unibail-Rodamco-Westfield REIT *	5,841	479,440

Veolia Environnement SA	34,470	1,005,743

Vinci SA	25,138	2,656,632

Vivendi SE	38,941	358,126

(Cost $91,154,498)		87,653,620

Germany – 13.2%

adidas AG	8,213	1,939,146

Allianz SE	19,670	6,082,662

BASF SE	45,152	2,027,014

Bayer AG	48,546	996,083

Bayerische Motoren Werke AG	14,888	1,103,234

Bechtle AG	4,481	147,484

Beiersdorf AG	4,874	632,648

Brenntag SE	6,447	416,195

Carl Zeiss Meditec AG	1,922	115,026

Commerzbank AG	50,047	769,313

Continental AG	5,459	358,421

Covestro AG, 144A *	9,277	566,687

CTS Eventim AG & Co. KGaA	3,111	275,078

Daimler Truck Holding AG	25,206	954,984

Delivery Hero SE, 144A *	9,120	373,907

Deutsche Bank AG (a)	93,443	1,589,570

Deutsche Boerse AG	9,366	2,195,518

Deutsche Lufthansa AG	25,967	174,119

Deutsche Post AG	51,741	1,903,920

Deutsche Telekom AG	174,411	5,589,061

E.ON SE	114,894	1,481,603

Evonik Industries AG	12,546	230,563

Fresenius Medical Care AG	10,650	468,870

Fresenius SE & Co. KGaA *	20,749	730,565

GEA Group AG	7,768	389,012

Hannover Rueck SE	2,984	780,334

Heidelberg Materials AG	6,708	847,630

Henkel AG & Co. KGaA	5,614	426,882

Infineon Technologies AG	65,933	2,150,177

Knorr-Bremse AG	3,514	268,316

LEG Immobilien SE	3,634	337,436

Mercedes-Benz Group AG	36,891	2,067,652

Merck KGaA	6,452	966,867

MTU Aero Engines AG	2,651	903,950

	Number of Shares	Value $

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	6,709	3,509,599

Nemetschek SE	2,735	284,235

Puma SE	5,735	268,872

Rational AG	253	236,959

Rheinmetall AG	2,146	1,413,541

RWE AG	31,613	1,066,245

SAP SE	52,296	12,447,067

Scout24 SE, 144A	3,653	328,801

Siemens AG	38,073	7,380,008

Siemens Energy AG *	32,310	1,744,562

Siemens Healthineers AG, 144A	14,129	767,374

Symrise AG	6,653	735,771

Talanx AG	3,339	283,400

Vonovia SE	36,765	1,221,725

Zalando SE, 144A *	10,717	333,676

(Cost $72,563,099)		72,281,762

Hong Kong – 0.2%

Prudential PLC

(Cost $2,460,137)	135,910	1,111,797

Ireland – 1.0%

AerCap Holdings NV	9,532	947,100

AIB Group PLC	100,573	548,148

Bank of Ireland Group PLC	49,058	430,297

DCC PLC	4,635	338,220

Experian PLC	46,432	2,219,928

Kerry Group PLC, Class A	7,686	743,863

Kingspan Group PLC	7,649	576,360

(Cost $5,206,332)		5,803,916

Italy – 3.8%

Amplifon SpA	5,901	150,068

Banco BPM SpA	63,994	487,890

BPER Banca SPA	48,750	298,100

Davide Campari-Milano NV	28,310	170,116

DiaSorin SpA	1,136	127,196

Enel SpA	409,131	2,948,619

Eni SpA	113,400	1,608,872

Ferrari NV	6,330	2,757,996

FinecoBank Banca Fineco SpA	30,047	483,023

Generali	48,254	1,382,901

Infrastrutture Wireless Italiane SpA, 144A	18,106	186,826

Intesa Sanpaolo SpA	740,450	2,842,185

Leonardo SpA	18,882	508,963

Mediobanca Banca di Credito Finanziario SpA	25,471	372,127

Moncler SpA	11,208	549,777

Nexi SpA, 144A *	32,655	193,668

Poste Italiane SpA, 144A	22,278	313,218

Prysmian SpA	13,611	899,131

See Notes to Financial Statements.

70  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Recordati Industria Chimica e Farmaceutica SpA	5,014	273,541

Snam SpA	96,605	451,070

Telecom Italia SpA *	460,642	110,808

Terna - Rete Elettrica Nazionale	69,922	592,580

UniCredit SpA	74,129	2,854,431

Unipol Gruppo SpA	19,331	233,630

(Cost $18,687,839)		20,796,736

Luxembourg – 0.3%

ArcelorMittal SA	24,013	605,845

CVC Capital Partners PLC, 144A *	10,415	255,385

Eurofins Scientific SE	7,251	359,054

Tenaris SA	24,213	465,343

(Cost $1,756,272)		1,685,627

Netherlands – 7.2%

ABN AMRO Bank NV, 144A	22,062	343,569

Adyen NV, 144A *	1,071	1,562,334

Aegon Ltd.	66,136	427,090

Akzo Nobel NV	8,554	500,615

Argenx SE *	3,022	1,875,416

ASM International NV	2,307	1,248,583

ASML Holding NV	20,021	13,950,336

ASR Nederland NV	7,391	354,332

BE Semiconductor Industries NV	4,033	482,298

Euronext NV, 144A	4,174	466,914

EXOR NV	5,067	502,190

Ferrovial SE	25,374	1,047,817

Heineken Holding NV	6,326	401,689

Heineken NV	14,160	1,049,887

IMCD NV	2,848	428,295

ING Groep NV	166,877	2,588,691

JDE Peet’s NV	6,886	137,514

Koninklijke Ahold Delhaize NV	45,954	1,587,872

Koninklijke KPN NV	189,529	736,324

Koninklijke Philips NV *	39,375	1,074,684

NN Group NV	13,796	641,976

Prosus NV *	69,888	2,851,255

QIAGEN NV *	11,150	488,345

Randstad NV	4,874	214,631

Stellantis NV	100,247	1,329,963

Universal Music Group NV	40,980	989,251

Wolters Kluwer NV	12,230	2,044,350

(Cost $39,280,766)		39,326,221

Norway – 0.9%

Aker BP ASA	14,285	293,138

DNB Bank ASA	44,939	939,696

Equinor ASA	41,396	1,002,562

Gjensidige Forsikring ASA (b)	8,874	157,971

Kongsberg Gruppen ASA	4,528	533,128

Mowi ASA	24,145	438,572

	Number of Shares	Value $

Norsk Hydro ASA	67,857	420,080

Orkla ASA	38,556	356,109

Salmar ASA	3,504	182,302

Telenor ASA	31,912	376,022

Yara International ASA (b)	7,863	221,363

(Cost $5,296,278)		4,920,943

Poland – 0.0%

InPost SA *

(Cost $224,063)	12,547	220,158

Portugal – 0.2%

EDP SA	153,556	556,104

Galp Energia SGPS SA	24,819	408,042

Jeronimo Martins SGPS SA	14,074	274,655

(Cost $1,453,228)		1,238,801

Spain – 4.0%

Acciona SA	1,388	176,711

ACS Actividades de Construccion y Servicios SA	9,367	435,780

Aena SME SA, 144A	3,681	797,820

Amadeus IT Group SA	22,299	1,567,449

Banco Bilbao Vizcaya Argentaria SA	289,966	2,742,201

Banco de Sabadell SA	266,110	502,840

Banco Santander SA	781,757	3,620,000

CaixaBank SA	197,701	1,076,683

Cellnex Telecom SA, 144A *	26,536	954,263

EDP Renovaveis SA	14,784	173,357

Endesa SA	14,916	327,394

Grifols SA *	12,726	116,040

Iberdrola SA	301,008	4,297,334

Industria de Diseno Textil SA	54,607	3,015,515

Redeia Corp. SA	19,932	356,489

Repsol SA	61,058	764,104

Telefonica SA	197,318	895,010

(Cost $22,604,216)		21,818,990

Sweden – 5.4%

AddTech AB, Class B	12,499	344,290

Alfa Laval AB	14,530	619,430

Assa Abloy AB, Class B	49,238	1,514,062

Atlas Copco AB, Class A	136,094	2,176,159

Atlas Copco AB, Class B	76,750	1,085,949

Beijer Ref AB	17,818	281,395

Boliden AB	13,050	389,903

Epiroc AB, Class A	32,820	598,927

Epiroc AB, Class B	18,734	309,450

EQT AB	19,307	585,888

Essity AB, Class B	31,158	858,833

Evolution AB, 144A	8,942	781,628

Fastighets AB Balder, Class B *	29,636	228,356

Getinge AB, Class B	10,704	167,522

See Notes to Financial Statements.

DBX ETF Trust  |  71

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

H & M Hennes & Mauritz AB, Class B	28,808	400,071

Hexagon AB, Class B	106,731	910,797

Holmen AB, Class B	3,968	149,668

Industrivarden AB, Class A	7,220	237,460

Industrivarden AB, Class C	7,736	253,934

Indutrade AB	13,346	341,153

Investment AB Latour, Class B	7,019	178,519

Investor AB, Class B	87,045	2,391,697

L E Lundbergforetagen AB, Class B	3,717	180,541

Lifco AB, Class B	11,465	348,442

Nibe Industrier AB, Class B	82,754	351,194

Saab AB, Class B	15,686	344,006

Sagax AB, Class B	11,157	247,499

Sandvik AB	53,286	986,841

Securitas AB, Class B	23,837	301,927

Skandinaviska Enskilda Banken AB, Class A	79,239	1,102,249

Skanska AB, Class B	17,654	368,768

SKF AB, Class B	17,762	341,668

Spotify Technology SA *	7,678	3,662,099

Svenska Cellulosa AB SCA, Class B	31,189	405,788

Svenska Handelsbanken AB, Class A	71,718	747,399

Swedbank AB, Class A	41,767	819,916

Swedish Orphan Biovitrum AB *	10,174	282,489

Tele2 AB, Class B	25,584	268,851

Telefonaktiebolaget LM Ericsson, Class B	136,447	1,111,010

Telia Co. AB	115,264	338,137

Trelleborg AB, Class B	11,206	371,026

Volvo AB, Class A	10,493	263,021

Volvo AB, Class B	79,633	1,985,871

(Cost $31,354,933)		29,633,833

Switzerland – 15.6%

ABB Ltd.	79,055	4,513,838

Adecco Group AG	8,619	230,010

Alcon, Inc.	25,246	2,247,083

Avolta AG *	4,740	175,260

Bachem Holding AG	1,629	125,976

Baloise Holding AG	2,329	442,737

Banque Cantonale Vaudoise	1,443	143,300

Barry Callebaut AG	171	260,986

BKW AG	1,089	187,230

Chocoladefabriken Lindt & Spruengli AG	5	567,795

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	50	578,015

Cie Financiere Richemont SA, Class A	26,900	3,748,160

	Number of Shares	Value $

Clariant AG *	10,527	126,836

Coca-Cola HBC AG *	10,623	379,664

DSM-Firmenich AG	9,164	1,008,135

EMS-Chemie Holding AG	333	236,912

Galderma Group AG *	4,116	421,836

Geberit AG	1,745	1,051,042

Givaudan SA	467	2,058,173

Glencore PLC *	521,978	2,527,860

Helvetia Holding AG	1,908	334,539

Holcim AG *	26,073	2,657,042

Julius Baer Group Ltd.	10,152	672,112

Kuehne + Nagel International AG	2,465	589,517

Logitech International SA	7,823	635,186

Lonza Group AG	3,655	2,184,865

Nestle SA	131,132	11,388,798

Novartis AG	98,913	10,476,511

Partners Group Holding AG	1,118	1,625,074

Roche Holding AG	1,515	465,889

Roche Holding AG	35,322	10,248,434

Sandoz Group AG	20,168	919,309

Schindler Holding AG	1,169	331,212

Schindler Holding AG Participation Certificates	2,031	586,744

SGS SA	7,584	753,405

SIG Group AG *	14,977	296,275

Sika AG	7,719	1,999,437

Sonova Holding AG	2,562	875,141

STMicroelectronics NV	33,348	856,542

Straumann Holding AG	5,450	709,565

Swatch Group AG – Bearer	1,475	267,915

Swiss Life Holding AG	1,412	1,157,372

Swiss Prime Site AG	3,591	396,984

Swiss Re AG	15,257	2,254,938

Swisscom AG	1,289	744,329

Temenos AG	2,997	196,884

UBS Group AG	164,847	5,331,413

VAT Group AG, 144A	1,336	533,126

Zurich Insurance Group AG	7,337	4,654,154

(Cost $81,595,133)		85,173,560

United Kingdom – 21.5%

3i Group PLC	49,010	2,316,946

Admiral Group PLC	13,756	449,381

Anglo American PLC	64,410	2,069,257

Ashtead Group PLC	22,202	1,779,988

Associated British Foods PLC	16,138	452,118

AstraZeneca PLC	77,723	10,512,867

Auto Trader Group PLC, 144A	43,970	470,211

Aviva PLC	133,036	820,200

BAE Systems PLC	152,396	2,383,376

Barclays PLC	727,985	2,447,776

Barratt Redrow PLC	67,529	368,132

See Notes to Financial Statements.

72  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Berkeley Group Holdings PLC	4,848	256,316

BP PLC	816,030	4,000,795

British American Tobacco PLC	99,853	3,802,910

BT Group PLC	319,762	649,258

Bunzl PLC	16,614	753,450

Centrica PLC	256,163	415,968

Coca-Cola Europacific Partners PLC	10,496	814,280

Compass Group PLC	85,302	2,925,818

Croda International PLC	7,026	308,960

Diageo PLC	111,530	3,344,227

Endeavour Mining PLC	9,071	178,516

Entain PLC	31,540	323,859

GSK PLC	207,982	3,539,007

Haleon PLC	383,234	1,828,345

Halma PLC	18,685	644,935

Hargreaves Lansdown PLC	20,243	282,142

Hikma Pharmaceuticals PLC	8,343	204,598

HSBC Holdings PLC	913,120	8,527,632

Imperial Brands PLC	40,010	1,310,108

Informa PLC	66,819	729,546

InterContinental Hotels Group PLC	7,943	992,168

Intertek Group PLC	8,135	488,996

J Sainsbury PLC	91,010	302,996

JD Sports Fashion PLC	125,617	162,994

Kingfisher PLC	93,226	294,094

Land Securities Group PLC REIT	37,488	288,127

Legal & General Group PLC	296,126	835,280

Lloyds Banking Group PLC	3,075,829	2,080,194

London Stock Exchange Group PLC	23,954	3,440,934

M&G PLC	112,781	284,914

Marks & Spencer Group PLC	100,476	490,112

Melrose Industries PLC	66,239	484,956

Mondi PLC	21,211	321,858

National Grid PLC	245,452	3,105,383

NatWest Group PLC	349,063	1,791,677

Next PLC	5,841	750,451

Pearson PLC	30,966	486,657

Persimmon PLC	15,256	244,622

Phoenix Group Holdings PLC	33,091	216,794

Reckitt Benckiser Group PLC	34,420	2,132,169

RELX PLC	93,158	4,399,292

Rentokil Initial PLC	122,155	613,142

Rio Tinto PLC	56,414	3,549,608

Rolls-Royce Holdings PLC *	427,060	3,040,634

Sage Group PLC	51,312	858,079

Schroders PLC	34,872	140,100

Segro PLC REIT	62,756	623,913

Severn Trent PLC	13,373	459,710

Shell PLC	310,114	10,006,304

	Number of Shares	Value $

Smith & Nephew PLC	43,437	551,988

Smiths Group PLC	16,088	363,157

Spirax Group PLC	3,643	332,930

SSE PLC	56,366	1,272,720

Standard Chartered PLC	104,819	1,299,150

Taylor Wimpey PLC	195,216	325,958

Tesco PLC	342,161	1,597,940

Unilever PLC	124,141	7,438,406

United Utilities Group PLC	33,697	480,828

Vodafone Group PLC	1,114,339	1,006,736

Whitbread PLC	9,597	348,622

Wise PLC, Class A *	31,750	356,933

WPP PLC	54,219	593,773

(Cost $120,457,920)		117,766,221

TOTAL COMMON STOCKS

(Cost $537,554,363)		532,994,664

PREFERRED STOCKS – 0.5%

Germany – 0.5%

Bayerische Motoren Werke AG	3,026	206,556

Dr Ing hc F Porsche AG, 144A (b)	5,700	356,389

Henkel AG & Co. KGaA	8,484	725,114

Porsche Automobil Holding SE	7,427	272,113

Sartorius AG	1,332	307,023

Volkswagen AG	10,178	869,466

(Cost $4,877,866)		2,736,661

SECURITIES LENDING

COLLATERAL – 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (c)(d)

(Cost $627,019)	627,019	627,019

CASH EQUIVALENTS – 0.6%

DWS Government Money Market Series “Institutional Shares”, 4.59% (c)

(Cost $3,531,072)	3,531,072	3,531,072

TOTAL INVESTMENTS – 98.6%

(Cost $546,590,320)		539,889,416

Other assets and liabilities, net – 1.4%		7,409,675

NET ASSETS – 100.0%		547,299,091

See Notes to Financial Statements.

DBX ETF Trust  |  73

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
COMMON STOCKS – 0.3%

Germany – 0.3%

Deutsche Bank AG (a)

1,534,518	185,431	(166,372)		(21,883)	57,876	—	—	93,443	1,589,570

SECURITIES LENDING COLLATERAL – 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (c)(d)

2,725,326	—	(2,098,307	) (e)	—	—	10,364	—	627,019	627,019

CASH EQUIVALENTS – 0.6%

DWS ESG Liquidity Fund “Capital Shares” (f)

701,999	—	(701,999)		(70)	70	1,543	—	—	—

DWS Government Money Market Series “Institutional Shares”, 4.59% (c)

7,222,795	16,952,722	(20,644,445)		—	—	186,176	—	3,531,072	3,531,072

12,184,638	17,138,153	(23,611,123)		(21,953)	57,946	198,083	—	4,251,534	5,747,661

*	Non-income producing security.

(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $596,356, which is 0.1% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc.

CVA:	Credit Valuation Adjustment

REIT:	Real Estate Investment Trust

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

74  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

At November 30, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC40 10 EURO Futures	EUR	30	2,319,625	2,299,581	12/20/2024	(20,044)

DAX Index Futures	EUR	3	1,540,046	1,561,179	12/20/2024	21,133

EURO STOXX 50 Futures	EUR	43	2,203,139	2,192,069	12/20/2024	(11,070)

FTSE 100 Index Futures	GBP	28	2,951,651	2,965,207	12/20/2024	13,556

FTSE/MIB Index Futures	EUR	4	719,310	708,638	12/20/2024	(10,672)

IBEX 35 Index Futures	EUR	5	615,933	617,090	12/20/2024	1,157

OMXS30 Index Futures	SEK	29	674,164	671,140	12/20/2024	(3,024)

Swiss Market Index Futures	CHF	11	1,479,555	1,468,374	12/20/2024	(11,181)

SWISS MID CAP Futures	CHF	11	329,924	327,527	12/20/2024	(2,397)

Total net unrealized depreciation						(22,542)

At November 30, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	12/3/2024	CHF	395,000	USD	458,233	9,507	—

JP Morgan & Chase Co.	12/3/2024	CHF	72,383,439	USD	83,972,189	1,743,533	—

Citigroup Global Markets	12/3/2024	DKK	193,335,642	USD	28,183,572	746,387	—

Citigroup Global Markets	12/3/2024	EUR	256,491,496	USD	278,788,302	7,305,926	—

RBC Capital Markets	12/3/2024	GBP	93,813,524	USD	120,605,728	1,031,070	—

RBC Capital Markets	12/3/2024	GBP	865,000	USD	1,112,016	9,488	—

Goldman Sachs & Co.	12/3/2024	NOK	3,181,000	USD	288,430	105	—

Goldman Sachs & Co.	12/3/2024	NOK	50,620,091	USD	4,589,934	1,733	—

Morgan Stanley Capital	12/3/2024	SEK	291,212,486	USD	27,254,185	510,431	—

JP Morgan & Chase Co.	12/3/2024	USD	82,608,898	CHF	72,778,439	68,484	—

RBC Capital Markets	12/3/2024	USD	27,380,774	DKK	193,335,642	56,412	—

Citigroup Global Markets	12/3/2024	USD	2,948,897	EUR	2,713,000	—	(77,333)

RBC Capital Markets	12/3/2024	USD	268,040,847	EUR	253,778,496	569,964	—

RBC Capital Markets	12/3/2024	USD	120,341,138	GBP	94,678,524	336,049	—

Goldman Sachs & Co.	12/3/2024	USD	4,862,848	NOK	53,801,091	13,679	—

Bank of America	12/3/2024	USD	26,670,619	SEK	291,212,486	73,136	—

RBC Capital Markets	1/3/2025	DKK	193,335,642	USD	27,427,483	—	(58,623)

RBC Capital Markets	1/3/2025	EUR	253,778,496	USD	268,404,258	—	(587,127)

RBC Capital Markets	1/3/2025	GBP	3,178,000	USD	4,039,244	—	(11,286)

RBC Capital Markets	1/3/2025	GBP	94,678,524	USD	120,338,582	—	(334,250)

Goldman Sachs & Co.	1/3/2025	NOK	53,801,091	USD	4,863,182	—	(13,702)

Bank of America	1/3/2025	SEK	291,212,486	USD	26,721,767	—	(74,950)

RBC Capital Markets	1/3/2025	USD	171,237	DKK	1,207,000	359	—

RBC Capital Markets	1/3/2025	USD	779,500	EUR	737,000	1,680	—

Bank of America	1/3/2025	USD	600,397	SEK	6,543,000	1,675	—

JP Morgan & Chase Co.	1/6/2025	CHF	72,778,439	USD	82,945,198	—	(78,453)

JP Morgan & Chase Co.	1/6/2025	USD	531,130	CHF	466,000	470	—

Total unrealized appreciation (depreciation)						12,480,088	(1,235,724)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |  75

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

Currency Abbreviations

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$532,994,664	$—	$—	$532,994,664

Preferred Stocks	2,736,661	—	—	2,736,661

Short-Term Investments (a)	4,158,091	—	—	4,158,091

Derivatives (b)

Forward Foreign Currency Contracts	—	12,480,088	—	12,480,088

Futures Contracts	35,846	—	—	35,846

TOTAL	$539,925,262	$12,480,088	$—	$552,405,350

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(1,235,724)	$—	$(1,235,724)

Futures Contracts	(58,388)	—	—	(58,388)

TOTAL	$(58,388)	$(1,235,724)	$—	$(1,294,112)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

76  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 97.4%

Austria – 1.0%

ANDRITZ AG	445	24,913

AT&S Austria Technologie & Systemtechnik AG * (a)	133	1,858

BAWAG Group AG, 144A *	526	41,750

CA Immobilien Anlagen AG (a)	239	6,040

DO & CO AG *	50	8,466

Erste Group Bank AG	2,206	121,166

EVN AG	201	5,212

IMMOFINANZ AG *	201	3,361

Kontron AG	223	4,045

Lenzing AG *	109	3,386

Oesterreichische Post AG	218	6,644

OMV AG	998	40,051

Palfinger AG	82	1,684

Porr AG	48	819

Raiffeisen Bank International AG	971	18,970

Schoeller-Bleckmann Oilfield Equipment AG	82	2,538

UNIQA Insurance Group AG	615	4,686

Verbund AG	449	35,876

Vienna Insurance Group AG Wiener Versicherung Gruppe	201	6,179

voestalpine AG	724	14,037

Wienerberger AG	775	21,833

(Cost $349,243)		373,514

Belgium – 2.8%

Ackermans & van Haaren NV	136	27,044

Aedifica SA REIT	349	21,441

Ageas SA/NV	1,071	54,133

Anheuser-Busch InBev SA/NV	5,898	317,960

Azelis Group NV	1,132	22,067

Barco NV	361	3,863

Bekaert SA	216	7,493

bpost SA	495	993

Cofinimmo SA REIT	263	15,809

Colruyt Group NV	222	10,079

Deme Group NV	48	7,386

D’ieteren Group	144	30,753

Elia Group SA/NV	198	18,576

Fagron	393	7,769

Galapagos NV *	304	8,449

Groupe Bruxelles Lambert NV	566	39,204

KBC Ancora	255	12,738

KBC Group NV	1,475	106,522

Kinepolis Group NV	82	3,194

Lotus Bakeries NV	3	36,130

Melexis NV	122	7,321

Montea NV REIT	100	7,059

Ontex Group NV *	393	3,315

Proximus SADP	986	6,397

	Number of Shares	Value $

Recticel SA	240	2,774

Retail Estates NV REIT	72	4,480

Sofina SA	102	23,705

Solvay SA	443	15,335

Syensqo SA	476	35,394

Tessenderlo Group SA	127	2,984

UCB SA	830	162,810

Umicore SA	1,256	13,558

VGP NV	70	5,852

Warehouses De Pauw CVA REIT	1,176	26,036

X-Fab Silicon Foundries SE, 144A *	257	1,224

Xior Student Housing NV REIT	184	5,988

(Cost $1,149,220)		1,075,835

Finland – 3.3%

Cargotec OYJ, Class B	235	13,087

Citycon OYJ *	716	2,622

Elisa OYJ	933	42,339

Finnair OYJ *	403	915

Fortum OYJ	2,936	44,324

Harvia OYJ	100	4,635

Huhtamaki OYJ	655	23,679

Kalmar OYJ, Class B *	235	7,943

Kemira OYJ	913	17,972

Kempower OYJ *	410	4,090

Kesko OYJ, Class B	1,774	35,324

Kojamo OYJ *	781	7,988

Kone OYJ, Class B	2,251	116,872

Konecranes OYJ	428	29,012

Mandatum OYJ	3,043	13,719

Marimekko OYJ	155	1,998

Metsa Board OYJ, Class B	1,033	4,596

Metso Corp.	4,026	35,475

Neste OYJ	2,876	43,844

Nokia OYJ	35,050	147,613

Nokian Renkaat OYJ	710	5,535

Nordea Bank Abp	20,636	233,787

Orion OYJ, Class B	716	33,886

Outokumpu OYJ	2,607	8,768

Puuilo OYJ	568	5,419

QT Group OYJ *	113	8,186

Revenio Group OYJ	133	3,829

Sampo OYJ, Class A	3,213	137,849

Stora Enso OYJ, Class R	3,729	36,275

TietoEVRY OYJ	631	11,286

Tokmanni Group Corp.	291	3,640

UPM-Kymmene OYJ	3,575	94,207

Valmet OYJ	936	21,981

Wartsila OYJ Abp	3,181	57,920

YIT OYJ *	693	1,741

(Cost $1,449,932)		1,262,356

See Notes to Financial Statements.

DBX ETF Trust  |  77

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

France – 30.9%

Abivax SA *	174	1,464

Accor SA	1,262	58,338

Aeroports de Paris SA	224	25,958

Air France-KLM *	660	5,165

Air Liquide SA	3,772	627,848

Airbus SE	3,881	606,068

Alstom SA *	2,338	52,678

Altarea SCA REIT	36	3,673

Alten SA	205	16,369

Amundi SA, 144A	399	26,032

Antin Infrastructure Partners SA	204	2,228

Arkema SA	348	27,622

Assystem SA	96	3,861

Aubay	20	958

AXA SA	11,496	401,242

Beneteau SACA	336	2,823

BioMerieux	292	30,547

BNP Paribas SA	6,642	398,136

Bollore SE	5,029	31,055

Bouygues SA	1,226	36,537

Bureau Veritas SA	2,111	64,341

Capgemini SE	1,020	163,971

Carmila SA REIT	400	6,985

Carrefour SA	3,531	53,811

Casino Guichard Perrachon SA *	701	990

Cie de Saint-Gobain SA	2,958	270,283

Cie des Alpes	208	3,297

Cie Generale des Etablissements Michelin SCA	4,365	142,049

Coface SA	680	10,536

Covivio SA REIT	365	20,087

Credit Agricole SA	6,810	91,313

Danone SA	4,186	286,447

Dassault Aviation SA	128	25,521

Dassault Systemes SE	4,404	152,174

Derichebourg SA	594	2,873

Edenred SE	1,687	55,882

Eiffage SA	481	43,472

Elior Group SA, 144A *	529	1,482

Elis SA	1,161	23,664

Emeis SA *	502	3,105

Engie SA	11,941	190,632

Equasens	36	1,575

Eramet SA	51	2,734

Esker SA	32	8,825

EssilorLuxottica SA	1,942	472,290

Esso SA Francaise	16	1,692

Etablissements Maurel et Prom SA	265	1,404

Eurazeo SE	297	21,861

	Number of Shares	Value $

Eutelsat Communications SACA *	1,015	3,128

Exclusive Networks SA *	125	3,175

Exosens SAS *	221	4,257

Fnac Darty SA	82	2,304

Forvia SE	912	7,756

Gaztransport Et Technigaz SA	235	34,246

Gecina SA REIT	303	30,575

Getlink SE	2,107	34,484

Hermes International SCA	206	450,191

ICADE REIT	218	5,136

ID Logistics Group SACA *	27	11,087

Imerys SA	184	5,511

Interparfums SA	138	5,776

Ipsen SA	254	29,408

IPSOS SA	236	11,039

JCDecaux SE *	353	5,264

Kaufman & Broad SA	67	2,230

Kering SA	495	115,642

Klepierre SA REIT	1,355	41,041

La Francaise des Jeux SAEM, 144A	654	25,886

Legrand SA	1,722	172,909

LISI SA	85	1,876

L’Oreal SA	1,567	545,019

LVMH Moet Hennessy Louis Vuitton SE	1,795	1,125,542

Manitou BF SA	48	797

Mercialys SA REIT	733	8,130

Mersen SA	114	2,386

Metropole Television SA	133	1,531

Neoen SA, 144A	413	17,282

Nexans SA	221	25,119

Nexity SA *	218	2,690

Opmobility	305	2,810

Orange SA	12,244	130,680

OVH Groupe SAS *	310	2,789

Pernod Ricard SA	1,335	149,619

Peugeot Invest SA	20	1,488

Pierre Et Vacances SA *	421	576

Planisware SA *	108	2,761

Pluxee NV *	529	11,384

Publicis Groupe SA	1,502	163,249

Quadient SA	184	3,341

Remy Cointreau SA	136	8,398

Renault SA	1,237	53,059

Rexel SA	1,459	37,737

Rubis SCA	477	11,469

Safran SA	2,371	553,285

Sanofi SA	7,459	726,946

Sartorius Stedim Biotech	188	35,882

Schneider Electric SE	3,560	917,399

See Notes to Financial Statements.

78  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

SCOR SE	978	24,385

SEB SA	188	17,867

Seche Environnement SACA	12	1,020

Societe BIC SA	133	8,882

Societe Generale SA	4,736	125,779

Sodexo SA	565	46,998

SOITEC *	210	17,368

Sopra Steria Group	103	19,490

SPIE SA	883	27,847

Technip Energies NV	979	24,099

Teleperformance SE	375	35,329

Television Francaise 1 SA	206	1,577

Thales SA	606	90,748

TotalEnergies SE	14,098	820,148

Trigano SA	47	5,924

Ubisoft Entertainment SA *	694	9,148

Unibail-Rodamco-Westfield REIT *	759	62,300

Valeo SE	1,548	12,860

Vallourec SACA *	1,075	18,885

Valneva SE *	594	1,160

Veolia Environnement SA	4,592	133,982

Verallia SA, 144A	430	11,449

Vicat SACA	104	3,940

Vinci SA	3,267	345,263

Virbac SACA	24	8,229

Vivendi SE	4,678	43,022

Voltalia SA *	167	1,357

VusionGroup	53	8,010

Wavestone	36	1,756

Wendel SE	171	17,002

Worldline SA, 144A *	1,450	10,208

(Cost $12,106,142)		11,982,219

Germany – 25.7%

1&1 AG	221	2,783

About You Holding SE *	201	705

Adesso SE	16	1,468

adidas AG	1,059	250,037

Adtran Networks SE	170	3,573

AIXTRON SE	661	9,563

Allianz SE	2,556	790,406

Amadeus Fire AG	47	3,855

Atoss Software SE	77	10,137

Aurubis AG (a)	189	14,901

Auto1 Group SE, 144A *	771	10,697

BASF SE	5,840	262,176

Bayer AG	6,489	133,143

Bayerische Motoren Werke AG	1,892	140,201

BayWa AG *	68	652

Bechtle AG	607	19,978

Beiersdorf AG	635	82,423

	Number of Shares	Value $

Bilfinger SE	154	7,106

Brenntag SE	876	56,551

CANCOM SE	204	5,086

Carl Zeiss Meditec AG	238	14,244

CECONOMY AG *	918	3,119

Cewe Stiftung & Co. KGaA	20	2,049

Commerzbank AG	6,209	95,444

CompuGroup Medical SE & Co. KGaA	141	2,374

Continental AG	697	45,763

Covestro AG, 144A *	1,208	73,791

CTS Eventim AG & Co. KGaA	404	35,722

CureVac NV *	695	2,042

Daimler Truck Holding AG	3,267	123,777

Delivery Hero SE, 144A *	1,186	48,624

Dermapharm Holding SE	99	3,767

Deutsche Bank AG (b)	12,388	210,734

Deutsche Boerse AG	1,234	289,266

Deutsche Lufthansa AG	3,991	26,761

Deutsche Pfandbriefbank AG, 144A *	727	3,882

Deutsche Post AG	6,655	244,885

Deutsche Telekom AG	22,785	730,153

Deutz AG	952	4,046

Douglas AG *	200	3,852

Duerr AG	299	6,917

E.ON SE	14,387	185,526

Eckert & Ziegler SE	82	3,997

Elmos Semiconductor SE	49	3,220

Encavis AG *	746	13,816

Energiekontor AG	34	1,526

Evonik Industries AG	1,607	29,532

Evotec SE *	863	8,065

Fielmann Group AG	183	7,563

flatexDEGIRO AG	522	7,502

Formycon AG *	55	2,907

Fraport AG Frankfurt Airport Services Worldwide *	218	11,985

Freenet AG	798	24,711

Fresenius Medical Care AG	1,375	60,535

Fresenius SE & Co. KGaA *	2,732	96,193

GEA Group AG	985	49,328

Gerresheimer AG	212	16,760

GFT Technologies SE	99	2,253

GRENKE AG	151	2,480

Hamborner REIT AG REIT	440	3,013

Hannover Rueck SE	385	100,680

Heidelberg Materials AG	881	111,324

HelloFresh SE *	951	11,634

Henkel AG & Co. KGaA	700	53,227

Hensoldt AG	388	15,111

See Notes to Financial Statements.

DBX ETF Trust  |  79

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Hornbach Holding AG & Co. KGaA	95	8,124

HUGO BOSS AG	327	11,098

Hypoport SE *	25	5,138

Infineon Technologies AG	8,502	277,263

IONOS Group SE *	169	4,087

Jenoptik AG	356	7,889

JOST Werke SE, 144A	67	2,946

K+S AG (a)	1,120	13,293

KION Group AG	439	15,689

Kloeckner & Co. SE	359	1,786

Knorr-Bremse AG	467	35,658

Krones AG	82	10,240

LANXESS AG	674	16,877

LEG Immobilien SE	506	46,985

MBB SE	3	325

Mercedes-Benz Group AG	4,875	273,232

Merck KGaA	854	127,976

METRO AG	728	3,382

MTU Aero Engines AG	358	122,072

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	874	457,205

Mutares SE & Co. KGaA (a)	89	2,322

Nagarro SE *	48	4,983

Nemetschek SE	372	38,660

Nordex SE *	763	9,649

Norma Group SE	135	1,932

Northern Data AG * (a)	83	3,303

PATRIZIA SE	223	1,956

Pfeiffer Vacuum Technology AG	20	3,281

PNE AG	187	2,205

ProSiebenSat.1 Media SE	951	4,644

Puma SE	697	32,677

Rational AG	34	31,844

RENK Group AG *	371	7,809

Rheinmetall AG	285	187,726

RWE AG	4,175	140,815

SAF-Holland SE	293	4,205

Salzgitter AG	172	2,985

SAP SE	6,819	1,623,003

Schaeffler AG *	1,247	5,890

Schott Pharma AG & Co. KGaA	238	6,952

Scout24 SE, 144A	489	44,014

Secunet Security Networks AG	16	1,802

SGL Carbon SE *	519	2,241

Siemens AG	4,959	961,244

Siemens Energy AG *	4,173	225,319

Siemens Healthineers AG, 144A	1,875	101,835

Siltronic AG	100	5,021

Sixt SE	82	6,049

SMA Solar Technology AG	95	1,373

	Number of Shares	Value $

Stabilus SE	138	4,768

STRATEC SE	36	1,200

Stroeer SE & Co. KGaA	220	11,362

Suedzucker AG	355	4,106

SUSS MircoTec SE	124	6,424

Symrise AG	857	94,778

TAG Immobilien AG *	1,195	19,881

Takkt AG	167	1,435

Talanx AG	422	35,818

TeamViewer SE, 144A *	987	12,064

thyssenkrupp AG	2,957	12,117

Thyssenkrupp Nucera AG & Co. KGaA, 144A *	168	1,505

TUI AG *	3,083	24,503

United Internet AG	580	9,631

Verbio SE	133	1,619

Vonovia SE	4,863	161,601

Vossloh AG	53	2,373

Wacker Chemie AG	114	8,537

Wacker Neuson SE	150	2,159

Wuestenrot & Wuerttembergische AG	99	1,249

Zalando SE, 144A *	1,439	44,804

(Cost $8,871,320)		9,968,479

Ireland – 1.2%

AerCap Holdings NV	1,244	123,604

AIB Group PLC	12,468	67,954

Bank of Ireland Group PLC	6,806	59,697

Cairn Homes PLC	3,905	8,492

Dalata Hotel Group PLC	1,991	9,282

Glanbia PLC	1,204	18,629

Glenveagh Properties PLC, 144A *	3,718	6,036

Irish Residential Properties REIT PLC REIT	2,785	2,682

Kerry Group PLC, Class A	978	94,652

Kingspan Group PLC	995	74,974

Uniphar PLC	1,390	3,251

(Cost $416,640)		469,253

Italy – 8.4%

A2A SpA	9,649	21,822

ACEA SpA	269	5,150

AMCO - Asset Management Co SpA, Class B * (c)	13	0

Amplifon SpA	831	21,133

Anima Holding SpA, 144A	1,393	9,199

Ariston Holding NV	277	1,082

Arnoldo Mondadori Editore SpA	475	1,041

Ascopiave SpA	252	739

Azimut Holding SpA	734	18,558

Banca Generali SpA	428	20,084

Banca IFIS SpA	137	2,894

See Notes to Financial Statements.

80  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Banca Monte dei Paschi di Siena SpA	7,185	47,296

Banca Popolare di Sondrio SpA	2,493	18,996

Banco BPM SpA	8,550	65,185

BFF Bank SpA, 144A	1,087	10,330

BPER Banca SPA	6,791	41,526

Brembo NV	833	7,724

Brunello Cucinelli SpA	224	22,224

Buzzi SpA	561	23,808

Carel Industries SpA, 144A	399	7,930

Cembre SpA	96	4,135

Cementir Holding NV	265	3,096

CIR SpA-Compagnie Industriali *	3,837	2,428

Credito Emiliano SpA	459	4,887

Danieli & C Officine Meccaniche SpA	65	1,730

Danieli & C Officine Meccaniche SpA-RSP	207	4,228

Davide Campari-Milano NV	3,987	23,958

De’ Longhi SpA	475	14,266

DiaSorin SpA	141	15,788

El.En. SpA	238	3,060

Enav SpA, 144A	1,494	6,451

Enel SpA	53,191	383,349

Eni SpA	14,944	212,019

ERG SpA	392	8,621

Ferrari NV	823	358,583

Ferretti SpA	884	2,610

Fila SpA	116	1,230

Fincantieri SpA *	754	4,741

FinecoBank Banca Fineco SpA	3,986	64,077

Generali	6,126	175,564

GVS SpA, 144A *	342	1,857

Hera SpA	5,908	21,946

Industrie De Nora SpA	184	1,558

Infrastrutture Wireless Italiane SpA, 144A	2,213	22,835

Intercos SpA	306	4,430

Interpump Group SpA	517	24,107

Intesa Sanpaolo SpA	95,268	365,682

Iren SpA	3,213	6,722

Italgas SpA	2,714	16,300

Iveco Group NV	1,069	10,714

Juventus Football Club SpA * (a)	712	2,449

Leonardo SpA	2,579	69,517

Lottomatica Group SpA	766	10,198

LU-VE SpA	105	3,006

Maire SpA	795	6,096

MARR SpA	184	1,906

Mediobanca Banca di Credito Finanziario SpA	3,130	45,729

MFE-MediaForEurope NV, Class A	829	2,476

	Number of Shares	Value $

MFE-MediaForEurope NV, Class B	257	1,057

Moncler SpA	1,541	75,589

Nexi SpA, 144A *	3,114	18,468

OVS SpA, 144A	1,156	3,452

Pharmanutra SpA	19	1,112

Piaggio & C SpA	849	1,828

Pirelli & C SpA, 144A	2,854	15,507

Poste Italiane SpA, 144A	3,058	42,994

Prysmian SpA	1,836	121,285

RAI Way SpA, 144A	528	2,894

Recordati Industria Chimica e Farmaceutica SpA	673	36,716

Reply SpA	143	22,928

Safilo Group SpA*	1,934	1,758

Saipem SpA*	8,470	21,881

Salvatore Ferragamo SpA	488	2,861

Sanlorenzo SpA	67	2,212

Sesa SpA	48	3,924

Snam SpA	13,520	63,128

SOL SpA	309	11,854

Tamburi Investment Partners SpA	569	5,058

Technogym SpA, 144A	823	9,145

Technoprobe SpA *	1,145	7,089

Telecom Italia SpA *	60,222	14,486

Terna - Rete Elettrica Nazionale	9,453	80,113

Tinexta SpA	150	1,251

UniCredit SpA	9,617	370,315

Unipol Gruppo SpA	2,723	32,910

Webuild SpA	3,567	9,989

Wiit SpA	32	716

Zignago Vetro SpA	184	1,856

(Cost $2,610,298)		3,243,446

Luxembourg – 0.7%

APERAM SA	274	7,876

ArcelorMittal SA	3,108	78,415

Aroundtown SA *	4,947	16,481

Befesa SA, 144A	198	4,216

CVC Capital Partners PLC, 144A *	1,437	35,236

d’Amico International Shipping SA	284	1,232

Eurofins Scientific SE	884	43,774

Grand City Properties SA *	405	5,358

SES SA	2,288	7,894

Shurgard Self Storage Ltd. REIT	224	9,150

Tenaris SA	2,655	51,026

(Cost $301,774)		260,658

Netherlands – 13.8%

Aalberts NV	711	27,374

ABN AMRO Bank NV, 144A	2,955	46,018

See Notes to Financial Statements.

DBX ETF Trust  |  81

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Adyen NV, 144A *	142	207,144

Aegon Ltd.	9,157	59,134

Akzo Nobel NV	1,097	64,201

AMG Critical Materials NV	167	2,526

Arcadis NV	479	31,658

Argenx SE *	388	240,788

ASM International NV	309	167,235

ASML Holding NV	2,608	1,817,216

ASR Nederland NV	1,032	49,475

Basic-Fit NV, 144A *	291	6,547

BE Semiconductor Industries NV	499	59,674

Brunel International NV	133	1,239

Corbion NV	320	7,444

Eurocommercial Properties NV REIT	234	5,857

Euronext NV, 144A	517	57,833

EXOR NV	674	66,800

Ferrovial SE	3,111	128,468

Flow Traders Ltd.	167	3,729

Fugro NV	758	13,798

Heineken Holding NV	840	53,338

Heineken NV	1,895	140,504

IMCD NV	389	58,500

ING Groep NV	21,560	334,451

JDE Peet’s NV	764	15,257

Just Eat Takeaway.com NV, 144A *	1,120	17,910

Koninklijke Ahold Delhaize NV	6,091	210,465

Koninklijke BAM Group NV	1,742	7,492

Koninklijke Heijmans N.V.	161	4,941

Koninklijke KPN NV	25,050	97,320

Koninklijke Philips NV *	5,260	143,564

Koninklijke Vopak NV	422	19,784

NN Group NV	1,802	83,853

OCI NV *	612	7,170

Pharming Group NV * (a)	4,744	3,670

Pharvaris NV * (a)	110	2,409

PostNL NV	2,632	2,883

Prosus NV *	8,935	364,526

QIAGEN NV *	1,480	64,821

Randstad NV	728	32,058

Redcare Pharmacy NV, 144A *	96	15,128

SBM Offshore NV	847	15,346

Signify NV, 144A	932	20,891

Sligro Food Group NV	133	1,506

Stellantis NV	12,792	169,710

TKH Group NV	239	7,785

TomTom NV *	359	2,004

Universal Music Group NV	5,306	128,086

Van Lanschot Kempen NV	185	8,311

Vastned Retail NV REIT	82	2,135

Wereldhave NV REIT	201	2,957

	Number of Shares	Value $

Wolters Kluwer NV	1,560	260,767

(Cost $4,965,752)		5,363,700

Poland – 0.1%

InPost SA *

(Cost $17,650)	1,521	26,688

Portugal – 0.5%

Altri SGPS SA	325	1,713

Banco Comercial Portugues SA, Class R	42,446	20,115

Corticeira Amorim SGPS SA	254	2,236

CTT-Correios de Portugal SA	648	3,062

EDP SA	20,739	75,106

Galp Energia SGPS SA	2,996	49,256

Jeronimo Martins SGPS SA	1,814	35,400

Mota-Engil SGPS SA	477	1,318

Navigator Co. SA	1,273	4,621

NOS SGPS SA	1,308	4,790

REN - Redes Energeticas Nacionais SGPS SA	2,385	6,209

Semapa-Sociedade de Investimento e Gestao	121	1,765

Sonae SGPS SA	7,140	7,126

(Cost $226,430)		212,717

Spain – 8.1%

Acciona SA	174	22,153

Acerinox SA	1,405	14,141

ACS Actividades de Construccion y Servicios SA	1,133	52,710

Aedas Homes SA, 144A	135	3,550

Aena SME SA, 144A	494	107,070

Almirall SA	586	5,488

Amadeus IT Group SA	2,942	206,800

Atresmedia Corp. de Medios de Comunicacion SA	427	2,054

Audax Renovables SA *	1,486	2,614

Banco Bilbao Vizcaya Argentaria SA	37,598	355,563

Banco de Sabadell SA	34,927	65,998

Banco Santander SA	100,943	467,426

Bankinter SA	4,464	35,394

CaixaBank SA	26,050	141,869

Cellnex Telecom SA, 144A *	3,505	126,043

CIE Automotive SA	287	7,624

Construcciones y Auxiliar de Ferrocarriles SA	99	3,447

Distribuidora Internacional de Alimentacion SA *	66,953	928

EDP Renovaveis SA	1,910	22,397

eDreams ODIGEO SA *	389	2,865

Enagas SA	1,467	20,152

Ence Energia y Celulosa SA	546	1,596

Endesa SA	2,068	45,391

Faes Farma SA	1,817	6,836

See Notes to Financial Statements.

82  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Fluidra SA	593	15,514

Gestamp Automocion SA, 144A	1,555	4,246

Global Dominion Access SA, 144A	512	1,449

Grenergy Renovables SA *	112	3,414

Grifols SA *	2,007	18,300

Iberdrola SA	39,506	564,006

Indra Sistemas SA	573	10,103

Industria de Diseno Textil SA	7,118	393,071

Inmobiliaria Colonial Socimi SA REIT	1,656	9,569

Laboratorios Farmaceuticos Rovi SA	143	9,754

Lar Espana Real Estate Socimi SA REIT	461	4,025

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,394	3,858

Logista Integral SA	405	12,978

Mapfre SA	6,189	16,113

Melia Hotels International SA	546	3,909

Merlin Properties Socimi SA REIT	2,529	27,835

Neinor Homes SA, 144A *	86	1,380

Pharma Mar SA *	83	6,860

Prosegur Cash SA, 144A	2,598	1,443

Prosegur Cia de Seguridad SA	1,325	2,740

Redeia Corp. SA	2,642	47,253

Repsol SA	7,841	98,125

Sacyr SA	3,414	11,171

Solaria Energia y Medio Ambiente SA *	461	4,420

Talgo SA, 144A *	542	2,031

Tecnicas Reunidas SA *	183	2,152

Telefonica SA	26,167	118,690

Unicaja Banco SA, 144A	6,704	8,641

Vidrala SA	162	16,099

Vidrala SA	6	616

Viscofan SA	243	15,713

(Cost $2,779,096)		3,155,587

Switzerland – 0.6%

DSM-Firmenich AG	1,214	133,553

STMicroelectronics NV	4,507	115,762

(Cost $338,976)		249,315

United Kingdom – 0.3%

Allfunds Group PLC	2,054	12,141

Coca-Cola Europacific Partners PLC	1,373	106,517

(Cost $95,906)		118,658

TOTAL COMMON STOCKS

(Cost $35,678,379)		37,762,425

	Number of Shares	Value $

PREFERRED STOCKS – 1.1%

Germany – 1.1%

Bayerische Motoren Werke AG	385	26,280

Dr Ing hc F Porsche AG, 144A (a)	776	48,519

Draegerwerk AG & Co. KGaA	70	3,226

Einhell Germany AG	48	3,246

FUCHS SE	422	18,972

Henkel AG & Co. KGaA	1,122	95,895

Jungheinrich AG	359	9,483

Porsche Automobil Holding SE	976	35,759

Sartorius AG	166	38,263

Sixt SE	132	7,502

STO SE & Co. KGaA	16	1,862

Volkswagen AG	1,373	117,290

(Cost $585,744)		406,297

RIGHTS – 0.0%

Italy – 0.0%

Cofide SpA* , expires 11/22/25(c)	3,837	0

Sesa SpA* , expires 12/6/24(c)	48	0

(Cost $0)		0

Spain – 0.0%

Viscofan SA* , expires 12/20/24

(Cost $364)	243	373

TOTAL RIGHTS

(Cost $364)		373

WARRANTS – 0.0%

Italy – 0.0%

Webuild SpA* (c), expires 8/2/30

(Cost $0)	38	85

Spain – 0.0%

Abengoa SA* (c), expires 3/31/25

(Cost $43)	7,125	0

TOTAL WARRANTS

(Cost $43)		85

EXCHANGE-TRADED FUNDS – 0.8%

iShares Currency Hedged MSCI Eurozone ETF	8,600	307,020

iShares MSCI Eurozone ETF	50	2,393

(Cost $307,970)		309,413

SECURITIES LENDING

COLLATERAL – 0.3%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (d)(e)

(Cost $95,790)	95,790	95,790

See Notes to Financial Statements.

DBX ETF Trust  |  83

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

CASH EQUIVALENTS – 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.59% (d)

(Cost $40,645)	40,645	40,645

	Number of Shares	Value $

TOTAL INVESTMENTS – 99.7%

(Cost $36,708,935)		38,615,028

Other assets and liabilities, net – 0.3%		129,150

NET ASSETS – 100.0%		38,744,178

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

COMMON STOCKS – 0.5%

Germany – 0.5%

Deutsche Bank AG (b)

196,005	8,911		—	—	5,818	—	—	12,388	210,734

SECURITIES LENDING COLLATERAL – 0.3%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (d)(e)

27,401	68,389	(f)	—	—	—	896	—	95,790	95,790

CASH EQUIVALENTS – 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.59% (d)

9,347	788,877		(757,579)	—	—	2,998	—	40,645	40,645

232,753	866,177		(757,579)	—	5,818	3,894	—	148,823	347,169

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $91,259, which is 0.2% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index. (c) Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. (f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

CVA:	Credit Valuation Adjustment

REIT:	Real Estate Investment Trust

RSP:	Risparmio (Convertible Savings Shares)

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

EURO STOXX 50 Futures	EUR	7	358,570	356,848	12/20/2024	(1,722)

See Notes to Financial Statements.

84  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

At November 30, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date		Currency To Deliver		Currency To Receive	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citigroup Global Markets	12/3/2024	EUR	35,881,330	USD	39,000,494	1,022,047	—

Citigroup Global Markets	12/3/2024	USD	259,781	EUR	239,000	—	(6,813)

RBC Capital Markets	12/3/2024	USD	37,645,429	EUR	35,642,330	80,050	—

RBC Capital Markets	1/3/2025	EUR	35,642,330	USD	37,696,469	—	(82,460)

RBC Capital Markets	1/3/2025	EUR	104,000	USD	109,997	—	(237)

Total unrealized appreciation (depreciation)						1,102,097	(89,510)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$37,762,425	$—	$0	$37,762,425

Preferred Stocks	406,297	—	—	406,297

Rights (a)	373	—	0	373

Warrants (a)	—	—	85	85

Exchange-Traded Funds	309,413	—	—	309,413

Short-Term Investments (a)	136,435	—	—	136,435

Derivatives (b)

Forward Foreign Currency Contracts	—	1,102,097	—	1,102,097

TOTAL	$38,614,943	$1,102,097	$85	$39,717,125

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(89,510)	$—	$(89,510)

Futures Contracts	(1,722)	—	—	(1,722)

TOTAL	$(1,722)	$(89,510)	$—	$(91,232)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  85

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 99.2%

Communication Services – 7.3%

Capcom Co. Ltd.	36,200	848,150

Dentsu Group, Inc.	21,036	537,568

KDDI Corp.	161,015	5,326,278

Konami Group Corp.	10,477	1,034,467

LY Corp.	293,628	808,242

Nexon Co. Ltd.	35,164	483,728

Nintendo Co. Ltd.	109,569	6,450,835

Nippon Telegraph & Telephone Corp.	3,113,200	3,191,425

SoftBank Corp.	3,004,300	3,876,840

SoftBank Group Corp.	100,371	5,993,820

Toho Co. Ltd.	12,098	528,985

(Cost $25,368,877)		29,080,338

Consumer Discretionary – 17.5%

Aisin Corp.	55,441	584,642

Asics Corp.	71,200	1,428,853

Bandai Namco Holdings, Inc.	61,821	1,305,496

Bridgestone Corp.	59,707	2,134,274

Denso Corp.	197,340	2,807,651

Fast Retailing Co. Ltd.	20,143	6,879,903

Honda Motor Co. Ltd.	470,935	4,064,505

Isuzu Motors Ltd.	59,698	796,691

McDonald’s Holdings Co. Japan Ltd. (a)	8,919	368,943

Nissan Motor Co. Ltd.	232,047	556,547

Nitori Holdings Co. Ltd.	8,347	1,072,381

Oriental Land Co. Ltd.	114,125	2,698,304

Pan Pacific International Holdings Corp.	39,600	1,007,466

Panasonic Holdings Corp.	244,244	2,392,005

Rakuten Group, Inc. *	156,839	899,696

Sekisui Chemical Co. Ltd.	39,052	631,294

Sekisui House Ltd.	62,387	1,475,875

Shimano, Inc.	7,884	1,103,781

Sony Group Corp.	653,965	13,141,358

Subaru Corp.	60,608	974,694

Sumitomo Electric Industries Ltd.	74,513	1,437,079

Suzuki Motor Corp.	163,956	1,738,280

Toyota Motor Corp.	1,076,565	18,356,426

Yamaha Motor Co. Ltd.	95,080	826,327

Zensho Holdings Co. Ltd.	10,000	602,847

ZOZO, Inc.	13,934	438,859

(Cost $66,398,641)		69,724,177

Consumer Staples – 5.5%

Aeon Co. Ltd.	68,102	1,635,649

Ajinomoto Co., Inc.	48,501	2,036,109

Asahi Group Holdings Ltd.	150,342	1,637,144

	Number of Shares	Value $

Japan Tobacco, Inc.	125,689	3,543,717

Kao Corp.	48,584	2,114,917

Kikkoman Corp.	70,762	776,235

Kirin Holdings Co. Ltd.	80,889	1,129,495

Kobe Bussan Co. Ltd.	16,400	413,507

MatsukiyoCocokara & Co.	35,600	499,361

MEIJI Holdings Co. Ltd.	24,286	519,348

Nissin Foods Holdings Co. Ltd.	20,810	553,209

Seven & i Holdings Co. Ltd.	231,006	4,019,912

Shiseido Co. Ltd.	41,607	793,964

Suntory Beverage & Food Ltd.	14,834	504,875

Unicharm Corp.	38,474	1,000,417

Yakult Honsha Co. Ltd.	27,293	557,205

(Cost $22,156,313)		21,735,064

Energy – 0.8%

ENEOS Holdings, Inc.	283,437	1,531,969

Idemitsu Kosan Co. Ltd.	96,700	646,024

Inpex Corp.	91,044	1,201,021

(Cost $2,995,814)		3,379,014

Financials – 15.9%

Chiba Bank Ltd.	58,860	491,877

Concordia Financial Group Ltd.	110,838	664,924

Dai-ichi Life Holdings, Inc.	94,219	2,550,663

Daiwa Securities Group, Inc.	138,844	932,957

Japan Exchange Group, Inc.	103,430	1,246,565

Japan Post Bank Co. Ltd.	150,425	1,423,428

Japan Post Holdings Co. Ltd.	200,370	2,007,851

Japan Post Insurance Co. Ltd.	20,400	427,931

Mitsubishi HC Capital, Inc.	92,716	625,790

Mitsubishi UFJ Financial Group, Inc.	1,163,442	13,932,692

Mizuho Financial Group, Inc.	253,212	6,403,062

MS&AD Insurance Group Holdings, Inc.	134,367	3,000,001

Nomura Holdings, Inc.	313,077	1,885,910

ORIX Corp.	120,183	2,704,198

Resona Holdings, Inc.	217,776	1,819,166

SBI Holdings, Inc.	28,799	727,481

Shizuoka Financial Group, Inc.	47,182	419,984

Sompo Holdings, Inc.	93,025	2,453,065

Sumitomo Mitsui Financial Group, Inc.	391,516	9,643,999

Sumitomo Mitsui Trust Holdings, Inc.	67,624	1,692,859

T&D Holdings, Inc.	51,049	966,465

Tokio Marine Holdings, Inc.	197,313	7,336,605

(Cost $45,058,540)		63,357,473

Health Care – 8.1%

Astellas Pharma, Inc.	188,535	1,967,371

Chugai Pharmaceutical Co. Ltd.	70,335	3,101,245

Daiichi Sankyo Co. Ltd.	183,571	5,825,840

See Notes to Financial Statements.

86  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Eisai Co. Ltd.	26,512	827,393

Hoya Corp.	36,701	4,723,745

Kyowa Kirin Co. Ltd.	26,560	441,247

M3, Inc.	46,184	447,519

Olympus Corp.	122,776	1,936,323

Ono Pharmaceutical Co. Ltd.	39,783	460,466

Otsuka Holdings Co. Ltd.	47,300	2,745,259

Shionogi & Co. Ltd.	78,724	1,114,783

Sysmex Corp.	52,332	1,106,512

Takeda Pharmaceutical Co. Ltd.	167,023	4,557,304

Terumo Corp.	140,104	2,856,571

(Cost $31,968,407)		32,111,578

Industrials – 23.0%

AGC, Inc.	20,762	650,720

ANA Holdings, Inc.	17,418	336,278

Central Japan Railway Co.	80,460	1,659,850

Dai Nippon Printing Co. Ltd.	40,258	614,739

Daifuku Co. Ltd.	33,600	699,888

Daikin Industries Ltd.	27,648	3,343,294

East Japan Railway Co.	94,455	1,843,148

FANUC Corp.	98,545	2,559,773

Fuji Electric Co. Ltd.	14,294	804,587

Fujikura Ltd.	26,000	924,699

Hankyu Hanshin Holdings, Inc.	23,640	648,662

Hikari Tsushin, Inc.	1,852	405,697

Hitachi Construction Machinery Co. Ltd.	11,420	257,797

Hitachi Ltd.	485,610	12,172,702

Hoshizaki Corp.	11,508	465,657

ITOCHU Corp.	124,879	6,162,166

Japan Airlines Co. Ltd.	16,354	272,731

Kajima Corp.	41,076	750,205

Kawasaki Kisen Kaisha Ltd.	38,100	507,313

Komatsu Ltd.	91,437	2,460,073

Kubota Corp. (a)	97,463	1,219,916

Makita Corp.	24,903	779,509

Marubeni Corp.	148,387	2,235,126

MINEBEA MITSUMI, Inc.	38,031	622,413

Mitsubishi Corp.	350,973	5,923,432

Mitsubishi Electric Corp.	198,326	3,375,677

Mitsubishi Heavy Industries Ltd.	336,820	4,946,284

Mitsui & Co. Ltd.	264,442	5,541,901

Mitsui OSK Lines Ltd.	36,000	1,233,921

MonotaRO Co. Ltd.	27,300	486,835

Nidec Corp.	87,080	1,603,217

Nippon Yusen KK	46,636	1,494,696

Obayashi Corp.	67,708	966,029

Recruit Holdings Co. Ltd.	146,991	10,201,160

Secom Co. Ltd.	43,744	1,526,831

SG Holdings Co. Ltd.	35,400	347,991

SMC Corp.	6,015	2,554,084

	Number of Shares	Value $

Sumitomo Corp.	113,673	2,436,935

Taisei Corp.	17,152	746,302

Tokyu Corp.	55,022	643,468

TOPPAN Holdings, Inc.	24,939	667,807

TOTO Ltd.	15,238	410,481

Toyota Industries Corp.	17,399	1,296,437

Toyota Tsusho Corp.	66,493	1,133,545

West Japan Railway Co.	45,658	859,062

Yaskawa Electric Corp.	23,582	617,601

(Cost $74,395,611)		91,410,639

Information Technology – 13.9%

Advantest Corp.	80,900	4,454,798

Brother Industries Ltd.	23,622	415,958

Canon, Inc.	97,497	3,171,715

Disco Corp.	9,600	2,604,651

FUJIFILM Holdings Corp.	116,871	2,635,143

Fujitsu Ltd.	172,754	3,308,694

Keyence Corp.	20,510	8,870,671

Kokusai Electric Corp.	16,600	275,114

Kyocera Corp.	134,132	1,320,793

Lasertec Corp.	8,304	912,308

Murata Manufacturing Co. Ltd.	176,635	2,962,803

NEC Corp.	25,693	2,188,300

Nomura Research Institute Ltd.	39,222	1,200,722

NTT Data Group Corp.	65,840	1,275,089

Obic Co. Ltd.	33,735	1,105,788

Omron Corp.	18,217	580,207

Oracle Corp.	3,972	406,650

Otsuka Corp.	24,120	601,549

Renesas Electronics Corp.	176,024	2,309,697

Ricoh Co. Ltd.	53,934	613,443

SCREEN Holdings Co. Ltd.	8,500	534,062

SCSK Corp.	15,800	319,717

Seiko Epson Corp.	30,824	547,824

Shimadzu Corp.	25,136	707,685

TDK Corp.	202,820	2,614,540

TIS, Inc.	22,800	558,268

Tokyo Electron Ltd.	47,242	7,359,069

Trend Micro, Inc.	13,359	734,638

Yokogawa Electric Corp.	24,379	543,005

(Cost $49,620,819)		55,132,901

Materials – 3.9%

Asahi Kasei Corp.	130,284	929,854

JFE Holdings, Inc.	59,819	683,177

Mitsubishi Chemical Group Corp.	141,096	740,085

Mitsui Chemicals, Inc.	17,681	409,886

Nippon Paint Holdings Co. Ltd.	99,215	678,606

Nippon Sanso Holdings Corp.	17,880	521,799

Nippon Steel Corp.	94,437	1,930,518

See Notes to Financial Statements.

DBX ETF Trust  |  87

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Nitto Denko Corp.	73,555	1,173,813

Shin-Etsu Chemical Co. Ltd.	189,060	7,017,103

Sumitomo Metal Mining Co. Ltd.	26,459	653,518

Toray Industries, Inc.	144,396	920,857

(Cost $15,315,220)		15,659,216

Real Estate – 2.3%

Daito Trust Construction Co. Ltd.	5,951	665,133

Daiwa House Industry Co. Ltd.	61,717	1,940,514

Hulic Co. Ltd.	42,010	378,719

Japan Real Estate Investment Corp. REIT	137	507,204

Mitsubishi Estate Co. Ltd.	112,324	1,590,956

Mitsui Fudosan Co. Ltd.	278,246	2,331,733

Nippon Building Fund, Inc. REIT	807	676,814

Sumitomo Realty & Development Co. Ltd.	33,150	1,027,464

(Cost $9,218,789)		9,118,537

Utilities – 1.0%

Chubu Electric Power Co., Inc.	66,949	708,235

Kansai Electric Power Co., Inc.	73,338	943,680

Osaka Gas Co. Ltd.	38,389	842,485

Tokyo Electric Power Co. Holdings, Inc. *	158,951	569,564

Tokyo Gas Co. Ltd.	36,165	1,089,977

(Cost $4,195,414)		4,153,941

TOTAL COMMON STOCKS

(Cost $346,692,445)		394,862,878

EXCHANGE-TRADED FUNDS – 0.1%

iShares Currency Hedged MSCI Japan ETF (a)

(Cost $245,898)	6,000	251,640

SECURITIES LENDING

COLLATERAL – 0.4%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (b)(c)

(Cost $1,648,335)	1,648,335	1,648,335

CASH EQUIVALENTS – 0.7%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

(Cost $2,752,457)	2,752,457	2,752,457

TOTAL INVESTMENTS – 100.4%

(Cost $351,339,135)		399,515,310

Other assets and liabilities, net –(0.4%)		(1,618,195)

NET ASSETS – 100.0%		397,897,115

See Notes to Financial Statements.

88  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
SECURITIES LENDING COLLATERAL – 0.4%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (b)(c)

849,800	798,535	(d)	—	—	—	18,687	—	1,648,335	1,648,335

CASH EQUIVALENTS – 0.7%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

4,531,945	22,751,846		(24,531,334)	—	—	143,617	—	2,752,457	2,752,457

DWS ESG Liquidity Fund “Capital Shares” (e)

129,095	—		(129,095)	(11)	11	284	—	—	—

5,510,840	23,550,381		(24,660,429)	(11)	11	162,588	—	4,400,792	4,400,792

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $1,573,617, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc.

REIT:	Real Estate Investment Trust

At November 30, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

MSCI Japan Index Futures	USD	5	444,300	435,000	12/20/2024	(9,300)

Nikkei 225 Futures	JPY	4	973,476	1,020,315	12/12/2024	46,839

TOPIX Index Futures	JPY	25	4,534,462	4,475,742	12/12/2024	(58,720)

Total net unrealized depreciation						(21,181)

At November 30, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/3/2024	JPY	3,628,178,000	USD	23,904,044	—	(353,301)

RBC Capital Markets	12/3/2024	JPY	58,939,518,200	USD	388,330,220	—	(5,728,789)

Goldman Sachs & Co.	12/3/2024	USD	405,445,123	JPY	60,891,775,750	1,666,330	—

RBC Capital Markets	12/3/2024	USD	3,626,852	JPY	558,640,150	108,115	—

RBC Capital Markets	12/3/2024	USD	7,290,903	JPY	1,117,280,300	179,032	—

Goldman Sachs & Co.	1/7/2025	JPY	60,891,775,750	USD	407,376,421	—	(1,804,317)

Goldman Sachs & Co.	1/7/2025	USD	9,084,867	JPY	1,357,886,000	39,860	—

Total unrealized appreciation (depreciation)						1,993,337	(7,886,407)

See Notes to Financial Statements.

DBX ETF Trust  |  89

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2024 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$394,862,878	$—	$—	$394,862,878

Exchange-Traded Funds	251,640	—	—	251,640

Short-Term Investments (a)	4,400,792	—	—	4,400,792

Derivatives (b)

Forward Foreign Currency Contracts	—	1,993,337	—	1,993,337

Futures Contracts	46,839	—	—	46,839

TOTAL	$399,562,149	$1,993,337	$—	$401,555,486

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(7,886,407)	$—	$(7,886,407)

Futures Contracts	(68,020)	—	—	(68,020)

TOTAL	$(68,020)	$(7,886,407)	$—	$(7,954,427)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

90  |  DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2024 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF

Assets
Investment in non-affiliated securities at value	$142,795,402	$6,481,968,902	$68,410,624	$534,141,755
Investment in affiliated securities at value	172,935	12,793,966	—	1,589,570
Investment in DWS Government Money Market Series*	2,222,469	94,314,781	934,933	3,531,072
Investment in DWS Government & Agency Securities Portfolio**	5,438	55,654,058	11,832	627,019
Cash	11	—	—	—
Foreign currency at value	245,363	10,610,996	185,310	1,205,181
Receivable for return of collateral pledged for forward foreign currency contracts	10,000	—	—	—
Unrealized appreciation on forward foreign currency contracts	2,048,836	106,466,628	814,403	12,480,088
Deposit with broker for futures contracts	190,538	7,567,569	54,271	894,303
Receivables:
Investment securities sold	—	179,527	66	11,262
Capital shares	—	41,652,892	9,773	—
Variation margin on futures contracts	—	1,186,039	—	—
Dividends	275,206	16,665,895	61,794	573,359
Interest	19,171	339,423	7,131	26,532
Affiliated securities lending income	208	26,017	51	1,653
Foreign tax reclaim	173,072	10,838,985	224	1,928,336
Total assets	$148,158,649	$6,840,265,678	$70,490,412	$557,010,130

Liabilities
Payable upon return of securities loaned	$5,438	$55,654,058	$11,832	$627,019
Payable upon return of deposit for forward foreign currency contracts	10,000	—	330,000	—
Unrealized depreciation on forward foreign currency contracts	613,824	39,724,903	96,133	1,235,724
Payables:
Investment securities purchased	8,671	141,743,623	17,382	7,106,507
Investment advisory fees	47,547	1,860,073	40,030	200,496
Variation margin on futures contracts	30,448	—	11,449	341,293
Deferred foreign tax	367,239	—	660,529	—
IRS closing agreement fee	—	—	—	180,000
Accrued expenses and other liabilities	—	—	—	20,000
Total liabilities	1,083,167	238,982,657	1,167,355	9,711,039
Net Assets, at value	$147,075,482	$6,601,283,021	$69,323,057	$547,299,091

Net Assets Consist of
Paid-in capital	$125,801,832	$5,831,314,427	$71,558,860	$616,866,021
Distributable earnings (loss)	21,273,650	769,968,594	(2,235,803)	(69,566,930)
Net Assets, at value	$147,075,482	$6,601,283,021	$69,323,057	$547,299,091
Number of Common Shares outstanding	4,300,001	158,550,001	2,750,001	13,200,001
Net Asset Value	$34.20	$41.64	$25.21	$41.46

Investment in non-affiliated securities at cost	$116,856,191	$5,340,557,043	$51,154,545	$540,269,967
Investment in affiliated securities at cost	$129,088	$13,720,932	$—	$2,162,262
Value of securities loaned	$5,093	$52,963,297	$11,082	$596,356
Investment in DWS Government Money Market Series at cost*	$2,222,469	$94,314,781	$934,933	$3,531,072
Investment in DWS Government & Agency Securities Portfolio at cost**	$5,438	$55,654,058	$11,832	$627,019
Foreign currency at cost	$247,834	$10,568,726	$188,755	$1,212,920

* Includes collateral held for forward foreign currency contracts	$10,000	$—	$330,000	$—

** Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  91

Statements of Assets and Liabilities (Continued)

November 30, 2024 (Unaudited)

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF

Assets
Investment in non-affiliated securities at value	$38,267,859	$395,114,518
Investment in affiliated securities at value	210,734	—
Investment in DWS Government Money Market Series	40,645	2,752,457
Investment in DWS Government & Agency Securities Portfolio*	95,790	1,648,335
Foreign currency at value	19,550	1,281,126
Unrealized appreciation on forward foreign currency contracts	1,102,097	1,993,337
Deposit with broker for futures contracts	24,919	332,943
Receivables:
Investment securities sold	1,105	1,676,149
Variation margin on futures contracts	—	35,698
Dividends	6,218	2,749,780
Interest	516	11,977
Affiliated securities lending income	98	134
Foreign tax reclaim	48,995	—
Total assets	$39,818,526	$407,596,454

Liabilities
Payable upon return of securities loaned	$95,790	$1,648,335
Unrealized depreciation on forward foreign currency contracts	89,510	7,886,407
Payables:
Investment securities purchased	858,099	14,612
Investment advisory fees	14,271	149,985
Variation margin on futures contracts	16,678	—
Total liabilities	1,074,348	9,699,339
Net Assets, at value	$38,744,178	$397,897,115

Net Assets Consist of
Paid-in capital	$36,114,830	$445,441,217
Distributable earnings (loss)	2,629,348	(47,544,102)
Net Assets, at value	$38,744,178	$397,897,115
Number of Common Shares outstanding	850,001	5,450,001
Net Asset Value	$45.58	$73.01

Investment in non-affiliated securities at cost	$36,386,843	$346,938,343
Investment in affiliated securities at cost	$185,657	$—
Value of securities loaned	$91,259	$1,573,617
Investment in DWS Government Money Market Series at cost	$40,645	$2,752,457
Investment in DWS Government & Agency Securities Portfolio at cost*	$95,790	$1,648,335
Foreign currency at cost	$19,647	$1,270,489

*  Represents collateral on securities loaned.

See Notes to Financial Statements.

92  |  DBX ETF Trust

Statements of Operations

For the Six Month Ended November 30, 2024 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF

Investment Income
Unaffiliated dividend income*	$1,542,581	$61,488,518	$1,092,273	$4,468,251
Income distributions from affiliated funds	57,648	2,598,809	27,754	187,719
Affiliated securities lending income	971	176,376	250	10,364
Total investment income	1,601,200	64,263,703	1,120,277	4,666,334

Expenses
Investment advisory fees	275,092	11,016,397	247,984	1,256,717
Interest expense (see note 2):	670	—	3,971	—
Other expenses	1,150	7,150	58	1,650
Total expenses	276,912	11,023,547	252,013	1,258,367
Less fees waived (see note 3):
Waiver	(1,184)	(56,628)	(551)	(4,147)
Net expenses	275,728	10,966,919	251,462	1,254,220
Net investment income (loss)	1,325,472	53,296,784	868,815	3,412,114

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(1,085,940)	(56,812,996)	617,493	(4,167,037)
Investments in affiliates	—	(742,388)	—	(41,714)
In-kind redemptions	6,105,647	—	71,308	8,767,559
In-kind redemptions in affiliates	12,708	—	—	19,761
Futures contracts	(2,552)	1,610,540	71,109	(83,392)
Foreign currency transactions	2,710	886,043	(9,503)	81,190
Forward foreign currency contracts	(1,021,452)	(70,075,082)	(105,027)	(9,190,027)
Net realized gain (loss)	4,011,121	(125,133,883)	645,380	(4,613,660)
Net change in unrealized appreciation (depreciation) on:
Investments***	(4,119,798)	(27,346,317)	1,128,868	(26,849,482)
Investments in affiliates	(9,191)	1,102,605	—	57,946
Futures contracts	(52,934)	(3,167,318)	(22,246)	(123,889)
Foreign currency translations	(13,893)	(223,510)	(10,360)	(37,019)
Forward foreign currency contracts	2,784,063	132,603,014	982,142	19,838,285
Net change in unrealized appreciation (depreciation)	(1,411,753)	102,968,474	2,078,404	(7,114,159)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2,599,368	(22,165,409)	2,723,784	(11,727,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,924,840	$31,131,375	$3,592,599	$(8,315,705)

* Unaffiliated foreign tax withheld	$160,944	$5,019,029	$141,250	$364,029
** Including foreign taxes	$77,191	$—	$280,159	$—
*** Including (Net of) change in deferred foreign taxes	$(61,830)	$—	$28,954	$—

See Notes to Financial Statements.

DBX ETF Trust  |  93

Statements of Operations (Continued)

For the Six Month Ended November 30, 2024 (Unaudited)

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF

Investment Income
Unaffiliated dividend income*	$254,959	$4,287,686
Income distributions from affiliated funds	2,998	143,901
Affiliated securities lending income	896	18,687
Unaffiliated non-cash dividend income	24,786	—
Total investment income	283,639	4,450,274

Expenses
Investment advisory fees	87,907	963,505
Other expenses	173	2,150
Total expenses	88,080	965,655
Less fees waived (see note 3):
Waiver	(60)	(3,150)
Net expenses	88,020	962,505
Net investment income (loss)	195,619	3,487,769

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(200,313)	(8,649,131)
Investments in affiliates	—	(11)
In-kind redemptions	—	20,180,294
Futures contracts	(11,290)	(457,153)
Foreign currency transactions	3,764	(144,079)
Forward foreign currency contracts	(248,429)	(7,470,525)
Payments by Affiliates (see note 6)	—	3,631
Net realized gain (loss)	(456,268)	3,463,026
Net change in unrealized appreciation (depreciation) on:
Investments	(2,207,863)	(4,955,254)
Investments in affiliates	5,818	11
Futures contracts	550	(32,988)
Foreign currency translations	(2,919)	(33,677)
Forward foreign currency contracts	1,539,363	(7,348,404)
Net change in unrealized appreciation (depreciation)	(665,051)	(12,370,312)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,121,319)	(8,907,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(925,700)	$(5,419,517)

* Unaffiliated foreign tax withheld	$43,432	$476,115

See Notes to Financial Statements.

94  |  DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US		Xtrackers MSCI EAFE Hedged
	Hedged Equity ETF		Equity ETF
	For the Six		For the Six
	Months Ended		Months Ended
	November 30,		November 30,
	2024	Year Ended	2024	Year Ended
	(Unaudited)	May 31, 2024	(Unaudited)	May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,325,472	$3,664,416	$53,296,784	$136,625,119
Net realized gain (loss)	4,011,121	5,822,194	(125,133,883)	281,609,450
Net change in net unrealized appreciation (depreciation)	(1,411,753)	16,332,214	102,968,474	595,776,833
Net increase (decrease) in net assets resulting from operations	3,924,840	25,818,824	31,131,375	1,014,011,402
Distributions to Shareholders	(956,848)	(4,798,675)	(34,305,507)	(191,362,884)
Fund Shares Transactions
Proceeds from shares sold	12,018,956	—	620,756,866	1,111,866,112
Value of shares redeemed	(21,830,648)	—	—	—
Net increase (decrease) in net assets resulting from fund share transactions	(9,811,692)	—	620,756,866	1,111,866,112
Total net increase (decrease) in Net Assets	(6,843,700)	21,020,149	617,582,734	1,934,514,630
Net Assets
Beginning of period	153,919,182	132,899,033	5,983,700,287	4,049,185,657
End of period	$147,075,482	$153,919,182	$6,601,283,021	$5,983,700,287

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,600,001	4,600,001	143,550,001	114,150,001
Shares sold	350,000	—	15,000,000	29,400,000
Shares redeemed	(650,000)	—	—	—
Shares outstanding, end of period	4,300,001	4,600,001	158,550,001	143,550,001

See Notes to Financial Statements.

DBX ETF Trust  |  95

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging		Xtrackers MSCI Europe Hedged
	Markets Hedged Equity ETF		Equity ETF
	For the Six		For the Six
	Months Ended		Months Ended
	November 30,		November 30,
	2024	Year Ended	2024	Year Ended
	(Unaudited)	May 31, 2024	(Unaudited)	May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$868,815	$2,185,338	$3,412,114	$14,450,769
Net realized gain (loss)	645,380	4,372,699	(4,613,660)	46,104,664
Net change in net unrealized appreciation (depreciation)	2,078,404	5,394,102	(7,114,159)	40,667,873
Net increase (decrease) in net assets resulting from operations	3,592,599	11,952,139	(8,315,705)	101,223,306
Distributions to Shareholders	(548,250)	(2,456,982)	(390,610)	(17,261,146)
Fund Shares Transactions
Proceeds from shares sold	—	6,775,025	41,767,485	157,074,836
Value of shares redeemed	(6,363,565)	(32,417,391)	(43,003,378)	(142,479,345)
Net increase (decrease) in net assets resulting from fund share transactions	(6,363,565)	(25,642,366)	(1,235,893)	14,595,491
Total net increase (decrease) in Net Assets	(3,319,216)	(16,147,209)	(9,942,208)	98,557,651
Net Assets
Beginning of period	72,642,273	88,789,482	557,241,299	458,683,648
End of period	$69,323,057	$72,642,273	$547,299,091	$557,241,299

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,000,001	4,050,001	13,250,001	12,550,001
Shares sold	—	300,000	1,000,000	4,250,000
Shares redeemed	(250,000)	(1,350,000)	(1,050,000)	(3,550,000)
Shares outstanding, end of period	2,750,001	3,000,001	13,200,001	13,250,001

See Notes to Financial Statements.

96  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Eurozone Hedged		Xtrackers MSCI Japan Hedged
	Equity ETF		Equity ETF
	For the Six		For the Six
	Months Ended		Months Ended
	November 30,		November 30,
	2024	Year Ended	2024	Year Ended
	(Unaudited)	May 31, 2024	(Unaudited)	May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$195,619	$934,958	$3,487,769	$5,397,629
Net realized gain (loss)	(456,268)	3,459,457	3,463,026	68,488,599
Net change in net unrealized appreciation (depreciation)	(665,051)	2,671,579	(12,370,312)	35,899,155
Net increase (decrease) in net assets resulting from operations	(925,700)	7,065,994	(5,419,517)	109,785,383
Distributions to Shareholders	(26,979)	(693,739)	(12,059,378)	(16,910,387)
Fund Shares Transactions
Proceeds from shares sold	—	13,945,201	44,902,643	94,852,083
Value of shares redeemed	—	(8,185,401)	(60,748,325)	(47,515,291)
Net increase (decrease) in net assets resulting from fund share transactions	—	5,759,800	(15,845,682)	47,336,792
Total net increase (decrease) in Net Assets	(952,679)	12,132,055	(33,324,577)	140,211,788
Net Assets
Beginning of period	39,696,857	27,564,802	431,221,692	291,009,904
End of period	$38,744,178	$39,696,857	$397,897,115	$431,221,692

Changes in Shares Outstanding
Shares outstanding, beginning of period	850,001	700,001	5,700,001	5,100,001
Shares sold	—	350,000	600,000	1,400,000
Shares redeemed	—	(200,000)	(850,000)	(800,000)
Shares outstanding, end of period	850,001	850,001	5,450,001	5,700,001

See Notes to Financial Statements.

DBX ETF Trust  |  97

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF

	For the Six		Years Ended May 31,

	Months

	Ended

	11/30/2024
	(Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$33.46		$28.89	$31.45	$33.37	$25.63	$26.61
Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		0.80	0.81	0.88	0.64	0.62
Net realized and unrealized gain (loss)	0.65		4.81	0.25	(2.11)	7.73	(0.76)
Total from investment operations	0.98		5.61	1.06	(1.23)	8.37	(0.14)
Less distributions from:
Net investment income	(0.24)		(1.04)	(0.62)	(0.69)	(0.63)	(0.84)
Net realized gains	–		–	(3.00)	–	–	–
Total from distributions	(0.24)		(1.04)	(3.62)	(0.69)	(0.63)	(0.84)
Net Asset Value, end of period	$34.20		$33.46	$28.89	$31.45	$33.37	$25.63
Total Return (%)(b)	2.96	**	20.06	4.02	(3.79)	33.10	(0.78)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	147		154	133	156	125	99
Ratio of expenses before fee waiver (%)	0.40	*	0.40	0.41	0.40	0.40	0.41
Ratio of expenses after fee waiver (%)	0.40	*	0.40	0.41	0.40	0.40	0.41
Ratio of net investment income (loss) (%)	1.93	*	2.63	2.77	2.69	2.15	2.29
Portfolio turnover rate (%)(c)	7	**	9	14	6	14	10

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

98  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI EAFE Hedged Equity ETF

	For the Six		Years Ended May 31,
	Months
	Ended
	11/30/2024
	(Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$41.68		$35.47	$37.41	$37.54	$29.75	$30.87
Income (loss) from investment operations:
Net investment income (loss)(a)	0.35		1.08	1.05 (b)	1.13	0.78	0.66
Net realized and unrealized gain (loss)	(0.15)		6.78	2.12	(0.37)	7.82	(0.76)
Total from investment operations	0.20		7.86	3.17	0.76	8.60	(0.10)
Less distributions from:
Net investment income	(0.24)		(1.65)	(0.64)	(0.89)	(0.81)	(1.02)
Net realized gains	–		–	(4.47)	–	–	–
Total from distributions	(0.24)		(1.65)	(5.11)	(0.89)	(0.81)	(1.02)
Net Asset Value, end of period	$41.64		$41.68	$35.47	$37.41	$37.54	$29.75
Total Return (%)(c)	0.45	**	23.12	9.62	2.01	29.41	(0.56)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6,601		5,984	4,049	4,241	3,955	3,831
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.36	0.35	0.35	0.36
Ratio of expenses after fee waiver (%)	0.35	*	0.35	0.36	0.35	0.35	0.36
Ratio of net investment income (loss) (%)	1.69	*	2.91	2.99 (b)	2.97	2.35	2.10
Portfolio turnover rate (%)(d)	5	**	11	19	4	8	9

(a)	Based on average shares outstanding during the period.

(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.05 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.85%.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  99

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets Hedged Equity ETF

	For the Six		Years Ended May 31,
	Months
	Ended
	11/30/2024
	(Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$24.21		$21.92	$23.77	$29.36	$21.03	$21.81
Income (loss) from investment operations:
Net investment income (loss)(a)	0.29		0.52	0.52	0.53	0.39	0.58
Net realized and unrealized gain (loss)	0.89		2.36	(1.80)	(5.65)	8.42	(0.74)
Total from investment operations	1.18		2.88	(1.28)	(5.12)	8.81	(0.16)
Less distributions from:
Net investment income	(0.18)		(0.59)	(0.57)	(0.47)	(0.48)	(0.62)
Total from distributions	(0.18)		(0.59)	(0.57)	(0.47)	(0.48)	(0.62)
Net Asset Value, end of period	$25.21		$24.21	$21.92	$23.77	$29.36	$21.03
Total Return (%)(b)	4.84	**	13.39	(5.40)	(17.67)	42.20	(1.01)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	69		73	89	97	117	89
Ratio of expenses before fee waiver (%)	0.66	*	0.67	0.66	0.65	0.65	0.66
Ratio of expenses after fee waiver (%)	0.66	*	0.67	0.66	0.65	0.65	0.66
Ratio of net investment income (loss) (%)	2.28	*	2.30	2.33	2.00	1.48	2.62
Portfolio turnover rate (%)(c)	5	**	17	16	14	13	20

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

100  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF

	For the Six		Years Ended May 31,
	Months
	Ended
	11/30/2024
	(Unaudited)		2024	2023		2022		2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$42.06		$36.55	$34.31		$34.02		$26.91	$28.31
Income (loss) from investment operations:
Net investment income (loss)(a)	0.26		1.04	1.04	(b)	0.97		0.77	0.52
Net realized and unrealized gain (loss)	(0.83)		5.85	1.85		(0.00	)(c)	7.07	(1.06)
Total from investment operations	(0.57)		6.89	2.89		0.97		7.84	(0.54)
Less distributions from:
Net investment income	(0.03)		(1.38)	(0.65)		(0.68)		(0.73)	(0.86)
Total from distributions	(0.03)		(1.38)	(0.65)		(0.68)		(0.73)	(0.86)
Net Asset Value, end of period	$41.46		$42.06	$36.55		$34.31		$34.02	$26.91
Total Return (%)(d)	(1.34	)**	19.47	8.77		2.85		29.68	(2.16)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	547		557	459		527		563	487
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.48		0.45		0.45	0.46
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.48		0.45		0.45	0.46
Ratio of net investment income (loss) (%)	1.22	*	2.77	3.06	(b)	2.77		2.58	1.79
Portfolio turnover rate (%)(e)	3	**	12	13		5		9	13

(a)	Based on average shares outstanding during the period.

(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.13 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.70%.

(c)	Less than 0.005.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers MSCI Eurozone Hedged Equity ETF

	For the Six		Years Ended May 31,
	Months
	Ended
	11/30/2024
	(Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$46.70		$39.38	$36.25	$37.92	$28.10	$29.80
Income (loss) from investment operations:
Net investment income (loss)(a)	0.23		1.02	1.35	0.88	0.76	0.40
Net realized and unrealized gain (loss)	(1.32)		7.07	2.37	(1.90)	9.71	(1.15)
Total from investment operations	(1.09)		8.09	3.72	(1.02)	10.47	(0.75)
Less distributions from:
Net investment income	(0.03)		(0.77)	(0.59)	(0.65)	(0.65)	(0.95)
Total from distributions	(0.03)		(0.77)	(0.59)	(0.65)	(0.65)	(0.95)
Net Asset Value, end of period	$45.58		$46.70	$39.38	$36.25	$37.92	$28.10
Total Return (%)(b)	(2.34	)**	20.95	10.57	(2.77)	37.79	(2.80)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	39		40	28	13	15	21
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	0.45	0.45	0.47
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	0.45	0.45	0.46
Ratio of net investment income (loss) (%)	1.00	*	2.46	3.65	2.32	2.37	1.31
Portfolio turnover rate (%)(c)	5	**	14	14	7	10	11

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers MSCI Japan Hedged Equity ETF

	For the Six		Years Ended May 31,
	Months
	Ended
	11/30/2024
	(Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$75.65		$57.06	$48.84	$49.08	$39.80	$37.95
Income (loss) from investment operations:
Net investment income (loss)(a)	0.59		1.08	1.00	0.79	0.62	0.67
Net realized and unrealized gain (loss)	(1.11)		20.74	7.61	0.13	9.82	2.27
Total from investment operations	(0.52)		21.82	8.61	0.92	10.44	2.94
Less distributions from:
Net investment income	(2.12)		(3.23)	(0.39)	(1.16)	(1.16)	(1.09)
Total from distributions	(2.12)		(3.23)	(0.39)	(1.16)	(1.16)	(1.09)
Net Asset Value, end of period	$73.01		$75.65	$57.06	$48.84	$49.08	$39.80
Total Return (%)(b)	(0.70	)**	40.04	17.78	1.87	26.96	7.88

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	398		431	291	191	199	221
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.47	0.45	0.45	0.46
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.46	0.45	0.45	0.46
Ratio of net investment income (loss) (%)	1.63	*	1.66	1.98	1.61	1.41	1.69
Portfolio turnover rate (%)(c)	10	**	15	18	6	12	12

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2024, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF

Xtrackers MSCI EAFE Hedged Equity ETF

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Xtrackers MSCI Europe Hedged Equity ETF

Xtrackers MSCI Eurozone Hedged Equity ETF

Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA

(“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI EAFE Hedged Equity ETF which lots consist of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index

Xtrackers MSCI EAFE Hedged Equity ETF	MSCI EAFE US Dollar Hedged Index

Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index

Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index

Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index

Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EAFE US Dollar Hedged Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

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The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2.Significant AccountingPolicies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance

DBX ETF Trust  |  105

with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of

Investments.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2024, the Funds did not incur any interest or penalties.

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At May 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

		Short-Term	Long-Term	Total Amount

Xtrackers MSCI All World ex US Hedged Equity ETF		$773,898	$8,817,292	$9,591,190

Xtrackers MSCI EAFE Hedged Equity ETF		16,491,571	253,137,587	269,629,158

Xtrackers MSCI Emerging Markets Hedged Equity ETF		6,772,502	10,480,310	17,252,812

Xtrackers MSCI Europe Hedged Equity ETF		—	65,218,460	65,218,460

Xtrackers MSCI Eurozone Hedged Equity ETF		—	75,739	75,739

Xtrackers MSCI Japan Hedged Equity ETF		29,393,958	48,924,081	78,318,039

As of May 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers MSCI All World ex US Hedged Equity ETF	$127,184,074	$27,124,497	$38,791,926	$ (11,667,429)

Xtrackers MSCI EAFE Hedged Equity ETF	4,969,484,573	1,011,683,946	1,326,417,568	(314,733,622)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	61,902,366	11,812,428	23,836,323	(12,023,895)

Xtrackers MSCI Europe Hedged Equity ETF	546,690,123	10,410,471	66,917,650	(56,507,179)

Xtrackers MSCI Eurozone Hedged Equity ETF	35,879,444	3,655,669	5,982,292	(2,326,623)

Xtrackers MSCI Japan Hedged Equity ETF	391,335,676	36,224,539	59,033,655	(22,809,116)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

In consideration of recent decisions rendered by European courts, Xtrackers MSCI Europe Hedged Equity ETF has filed for additional reclaims (“EU reclaims”) related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. For the year ended May 31, 2023, the Fund received reclaims and interest related to EU reclaims. For U.S. income tax purposes, EU tax reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that EU tax reclaims received by a fund during the fiscal year exceed foreign withholding taxes paid, and a fund previously passed foreign tax credits on to its shareholders, a fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the fund’s shareholders. During the fiscal year ended May 31, 2023, the EU reclaims received exceeded the foreign withholding taxes of the Fund. As a result, the Fund entered into a closing agreement with the IRS and recognized a closing agreement fee of $180,000.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

DBX ETF Trust  |  107

Securities Lending. National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG, serves as securities lending agent for Xtrackers MSCI All World ex US Hedged Equity ETF and Xtrackers MSCI Emerging Markets Hedged Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2024, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of November 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2024
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers MSCI All World ex US Hedged Equity ETF

Common Stocks	$5,438	$—	$—	$—	$5,438

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$5,438

Xtrackers MSCI EAFE Hedged Equity ETF

Common Stocks	$55,654,058	$—	$—	$—	$55,654,058

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$55,654,058

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Common Stocks	$11,832	$—	$—	$—	$11,832

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$11,832

Xtrackers MSCI Europe Hedged Equity ETF

Common Stocks	$627,019	$—	$—	$—	$627,019

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$627,019

Xtrackers MSCI Eurozone Hedged Equity ETF

Common Stocks	$95,790	$—	$—	$—	$95,790

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$95,790

Xtrackers MSCI Japan Hedged Equity ETF

Common Stocks	$1,648,335	$—	$—	$—	$1,648,335

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$1,648,335

Derivatives

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2024, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and

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Xtrackers MSCI Eurozone Hedged Equity ETF, invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Japan Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Japanese yen, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2024 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2024.

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2024 4, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of

Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2024 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$9,682	Unrealized depreciation on futures contracts*	$24,895

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,048,836	Unrealized depreciation on forward foreign currency contracts	613,824

	Total	$2,058,518	Total	$638,719

XtrackersMSCIEAFEHedgedEquity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,384,264	Unrealized depreciation on futures contracts*	$1,578,267

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	106,466,628	Unrealized depreciation on forward foreign currency contracts	39,724,903

	Total	$107,850,892	Total	$41,303,170

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$22,032

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	814,403	Unrealized depreciation on forward foreign currency contracts	96,133

	Total	$814,403	Total	$118,165

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$35,846	Unrealized depreciation on futures contracts*	$58,388

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	12,480,088	Unrealized depreciation on forward foreign currency contracts	1,235,724

	Total	$12,515,934	Total	$1,294,112

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,722

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,102,097	Unrealized depreciation on forward foreign currency contracts	89,510

	Total	$1,102,097	Total	$91,232

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$46,839	Unrealized depreciation on futures contracts*	$68,020

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,993,337	Unrealized depreciation on forward foreign currency contracts	7,886,407

	Total	$2,040,176	Total	$7,954,427

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts	Forward Foreign Currency Contracts – Foreign Exchange Contracts	Total

Xtrackers MSCI All World ex US Hedged Equity ETF	$(2,552)	$(1,021,452)	$(1,024,004)

Xtrackers MSCI EAFE Hedged Equity ETF	1,610,540	(70,075,082)	(68,464,542)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	71,109	(105,027)	(33,918)

Xtrackers MSCI Europe Hedged Equity ETF	(83,392)	(9,190,027)	(9,273,419)

Xtrackers MSCI Eurozone Hedged Equity ETF	(11,290)	(248,429)	(259,719)

Xtrackers MSCI Japan Hedged Equity ETF	(457,153)	(7,470,525)	(7,927,678)

110  |  DBX ETF Trust

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts	Forward Foreign Currency Contracts – Foreign Exchange Contracts	Total

Xtrackers MSCI All World ex US Hedged Equity ETF	$(52,934)	$2,784,063	$2,731,129

Xtrackers MSCI EAFE Hedged Equity ETF	(3,167,318)	132,603,014	129,435,696

Xtrackers MSCI Emerging Markets Hedged Equity ETF	(22,246)	982,142	959,896

Xtrackers MSCI Europe Hedged Equity ETF	(123,889)	19,838,285	19,714,396

Xtrackers MSCI Eurozone Hedged Equity ETF	550	1,539,363	1,539,913

Xtrackers MSCI Japan Hedged Equity ETF	(32,988)	(7,348,404)	(7,381,392)

For the period ended November 30, 2024 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)

Xtrackers MSCI All World ex US Hedged Equity ETF	$2,941,273	$(137,783,052)

Xtrackers MSCI EAFE Hedged Equity ETF	145,432,104	(6,172,438,958)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,415,155	(76,966,784)

Xtrackers MSCI Europe Hedged Equity ETF	11,340,275	(553,455,020)

Xtrackers MSCI Eurozone Hedged Equity ETF	259,706	(38,922,643)

Xtrackers MSCI Japan Hedged Equity ETF	7,485,645	(425,916,647)

DBX ETF Trust  |  111

As of November 30, 2024, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Interest expense on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)

Xtrackers MSCI All World ex US Hedged Equity ETF

Bank of America	21,879	(12,794)	—	9,085	12,794	(12,794)	—	—

Citigroup Global Markets	843,667	(2,907)	—	840,760	2,907	(2,907)	—	—

Goldman Sachs & Co.	121,739	(107,571)	—	14,168	107,571	(107,571)	—	—

JP Morgan & Chase Co.	457,251	(41,916)	—	415,335	41,916	(41,916)	—	—

Morgan Stanley Capital	55,717	—	—	55,717	—	—	—	—

RBC Capital Markets	548,583	(448,636)	10,000	89,947	448,636	(448,636)	—	—

	2,048,836	(613,824)	10,000	1,425,012	613,824	(613,824)	—	—

Xtrackers MSCI EAFE Hedged Equity ETF

Bank of America	575,654	(575,654)	—	—	581,202	(575,654)	—	5,548

Citibank N.A.	61,685,360	(29,873)	—	61,655,487	29,873	(29,873)	—	—

Goldman Sachs & Co.	6,396,561	(6,396,561)	—	—	6,753,932	(6,396,561)	—	357,371

JP Morgan & Chase Co.	14,274,088	(1,451,991)	—	12,822,097	1,451,991	(1,451,991)	—	—

Morgan Stanley Capital	3,912,128	(8,822)	—	3,903,306	8,822	(8,822)	—	—

RBC Capital Markets	19,622,837	(19,622,837)	—	—	30,899,083	(19,622,837)	—	11,276,246

	106,466,628	(28,085,738)	—	78,380,890	39,724,903	(28,085,738)	—	11,639,165

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Bank of America	24,942	(8,672)	—	16,270	8,672	(8,672)	—	—

Citibank N.A.	10,024	(656)	—	9,368	656	(656)	—	—

Goldman Sachs & Co.	57,808	(21,734)	—	36,074	21,734	(21,734)	—	—

JP Morgan & Chase Co.	432,066	(43,419)	300,000	88,647	43,419	(43,419)	—	—

RBC Capital Markets	289,563	(21,652)	30,000	237,911	21,652	(21,652)	—	—

	814,403	(96,133)	330,000	388,270	96,133	(96,133)	—	—

Xtrackers MSCI Europe Hedged Equity ETF

Bank of America	74,811	(74,811)	—	—	74,950	(74,811)	—	139

Citigroup Global Markets	8,052,313	(77,333)	—	7,974,980	77,333	(77,333)	—	—

Goldman Sachs & Co.	15,517	(13,702)	—	1,815	13,702	(13,702)	—	—

JP Morgan & Chase Co.	1,821,994	(78,453)	—	1,743,541	78,453	(78,453)	—	—

Morgan Stanley Capital	510,431	—	—	510,431	—	—	—	—

RBC Capital Markets	2,005,022	(991,286)	—	1,013,736	991,286	(991,286)	—	—

	12,480,088	(1,235,585)	—	11,244,503	1,235,724	(1,235,585)	—	139

Xtrackers MSCI Eurozone Hedged Equity ETF

Citigroup Global Markets	1,022,047	(6,813)	—	1,015,234	6,813	(6,813)	—	—

RBC Capital Markets	80,050	(80,050)	—	—	82,697	(80,050)	—	2,647

	1,102,097	(86,863)	—	1,015,234	89,510	(86,863)	—	2,647

Xtrackers MSCI Japan Hedged Equity ETF

Goldman Sachs & Co.	1,706,190	(1,706,190)	—	—	1,804,317	(1,706,190)	—	98,127

RBC Capital Markets	287,147	(287,147)	—	—	6,082,090	(287,147)	—	5,794,943

	1,993,337	(1,993,337)	—	—	7,886,407	(1,993,337)	—	5,893,070

(a)	The actual collateral received/(pledged) may be more than the amount shown.

112  |  DBX ETF Trust

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series and, prior to August 14, 2024, DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds. DWS ESG Liquidity Fund liquidated on August 14, 2024.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%

Xtrackers MSCI EAFE Hedged Equity ETF	0.35%

Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%

Xtrackers MSCI Europe Hedged Equity ETF	0.45%

Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%

Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period ended November 30, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers MSCI All World ex US Hedged Equity ETF	$1,184

Xtrackers MSCI EAFE Hedged Equity ETF	56,628

Xtrackers MSCI Emerging Markets Hedged Equity ETF	551

Xtrackers MSCI Europe Hedged Equity ETF	4,147

Xtrackers MSCI Eurozone Hedged Equity ETF	60

Xtrackers MSCI Japan Hedged Equity ETF	3,150

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended November 30, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

DBX ETF Trust  |  113

Securities Lending Agent Fees

Xtrackers MSCI All World ex US Hedged Equity ETF	$79

Xtrackers MSCI Emerging Markets Hedged Equity ETF	19

4. Investment Portfolio Transactions

For the period ended November 30, 2024, the cost of investments purchased and proceeds from sale of investments

(excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers MSCI All World ex US Hedged Equity ETF	$9,870,871	$11,075,640

Xtrackers MSCI EAFE Hedged Equity ETF	508,099,414	316,049,705

Xtrackers MSCI Emerging Markets Hedged Equity ETF	3,413,644	9,900,062

Xtrackers MSCI Europe Hedged Equity ETF	31,647,322	18,824,944

Xtrackers MSCI Eurozone Hedged Equity ETF	3,242,813	1,886,713

Xtrackers MSCI Japan Hedged Equity ETF	41,172,638	58,882,890

For the period ended November 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers MSCI All World ex US Hedged Equity ETF	$8,389,590	$15,915,496

Xtrackers MSCI EAFE Hedged Equity ETF	597,960,357	—

Xtrackers MSCI Europe Hedged Equity ETF	40,467,770	41,963,853

Xtrackers MSCI Japan Hedged Equity ETF	43,533,698	59,285,980

5. Fund Share Transactions

As of November 30, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended November 30, 2024, the Advisor agreed to reimburse Xtrackers MSCI Japan Hedged Equity ETF $3,631 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese

114  |  DBX ETF Trust

government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2024.

DBX ETF Trust  |  115

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)

Xtrackers Cybersecurity Select Equity ETF (PSWD)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Semiconductor Select Equity ETF (CHPS)

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)

Xtrackers US National Critical Technologies ETF (CRTC)

Page
Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF	2

Xtrackers Cybersecurity Select Equity ETF	5

Xtrackers International Real Estate ETF	7

Xtrackers Semiconductor Select Equity ETF	16

Xtrackers US Green Infrastructure Select Equity ETF	18

Xtrackers US National Critical Technologies ETF	20

Statements of Assets and Liabilities	25

Statements of Operations	27

Statements of Changes in Net Assets	29

Financial Highlights	32

Notes to Financial Statements	38

Board Considerations in Approval of Investment Advisory Contracts	47

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 99.8%

Communication Services – 14.2%

Diversified Telecommunication Services – 5.4%

AT&T, Inc.	16,606	384,595

BT Group PLC	14,386	29,129

Verizon Communications, Inc.	9,264	410,766

(Cost $767,055)		824,490

Entertainment – 0.0%

Kingsoft Corp. Ltd.

(Cost $3,620)	1,119	4,515

Interactive Media & Services – 8.8%

Alphabet, Inc., Class A	3,469	586,087

Kakao Corp.	622	17,879

Meitu, Inc., 144A *	3,380	1,260

Meta Platforms, Inc., Class A	1,257	721,920

Snap, Inc., Class A *	2,563	30,269

(Cost $1,313,498)		1,357,415

Consumer Discretionary – 4.9%

Broadline Retail – 4.9%

Amazon.com, Inc. *	3,283	682,503

eBay, Inc.	1,120	70,885

(Cost $697,888)		753,388

Financials – 6.4%

Banks – 6.4%

Bank of America Corp.	15,713	746,525

Toronto-Dominion Bank	4,051	229,233

(Cost $904,379)		975,758

Industrials – 0.1%

Ground Transportation – 0.1%

Lyft, Inc., Class A *

(Cost $10,229)	716	12,430

Information Technology – 74.2%

Communications Equipment – 5.8%

Arista Networks, Inc. *	625	253,637

Ciena Corp. *	266	18,546

Cisco Systems, Inc.	8,785	520,160

Extreme Networks, Inc. *	260	4,316

F5, Inc. *	121	30,292

NetScout Systems, Inc. *	130	2,844

Nokia OYJ, ADR	13,291	55,822

(Cost $803,746)		885,617

Electronic Equipment, Instruments & Components – 0.4%

Keysight Technologies, Inc. *

	Number of Shares	Value $

(Cost $54,578)	368	62,869

IT Services – 9.3%

Accenture PLC, Class A	1,555	563,485

Cloudflare, Inc., Class A *	616	61,495

Fujitsu Ltd.	4,500	85,874

International Business Machines Corp.	1,988	452,091

Kingsoft Cloud Holdings Ltd., ADR *	530	3,546

Kyndryl Holdings, Inc. *	489	16,973

NEC Corp.	560	47,523

Samsung SDS Co. Ltd.	55	5,784

Snowflake, Inc., Class A *	767	134,072

Twilio, Inc., Class A *	398	41,607

(Cost $1,279,260)		1,412,450

Semiconductors & Semiconductor Equipment – 11.9%

Advanced Micro Devices, Inc. *	3,556	487,794

Ambarella, Inc. *	89	6,368

Intel Corp.	9,393	225,902

Micron Technology, Inc.	2,434	238,410

NVIDIA Corp.	5,130	709,222

Realtek Semiconductor Corp.	1,117	16,368

Silicon Laboratories, Inc. *	48	5,311

SK Hynix, Inc.	1,212	138,919

Synaptics, Inc. *	86	6,901

(Cost $1,830,323)		1,835,195

Software – 36.7%

Adobe, Inc. *	974	502,516

Alarm.com Holdings, Inc. *	87	5,667

Asana, Inc., Class A *	336	5,144

Atlassian Corp., Class A *	494	130,209

C3.ai, Inc., Class A *	263	9,778

Crowdstrike Holdings, Inc., Class A *	571	197,549

CyberArk Software Ltd. *	92	29,763

Dassault Systemes SE	1,622	55,935

Dolby Laboratories, Inc., Class A	173	13,549

Dropbox, Inc., Class A *	670	18,532

Fortinet, Inc. *	1,478	140,484

Intuit, Inc.	616	395,306

Jamf Holding Corp. *	133	1,942

JFrog Ltd. *	226	7,040

Microsoft Corp.	1,403	594,114

MicroStrategy, Inc., Class A *	334	129,415

Nice Ltd., ADR *	136	24,812

Nutanix, Inc., Class A *	487	31,791

Open Text Corp.	538	16,384

Oracle Corp.	3,694	682,799

Palantir Technologies, Inc., Class A *	4,976	333,790

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Palo Alto Networks, Inc. *	754	292,416

Qualys, Inc. *	84	12,902

Radware Ltd. *	82	1,948

Rapid7, Inc. *	130	5,538

RingCentral, Inc., Class A *	152	5,720

Salesforce, Inc.	2,248	741,818

SAP SE	2,511	596,462

SenseTime Group, Inc., Class B, 144A *	44,617	8,543

SentinelOne, Inc., Class A *	715	19,984

ServiceNow, Inc. *	450	472,248

Tenable Holdings, Inc. *	225	9,446

UiPath, Inc., Class A *	1,146	16,285

Zoom Communications, Inc. *	720	59,537

Zscaler, Inc. *	222	45,863

(Cost $5,079,488)		5,615,229

Technology Hardware, Storage & Peripherals – 10.1%

Apple, Inc.	3,008	713,889

Dell Technologies, Inc., Class C	1,485	189,471

Getac Holdings Corp.	340	1,094

Hewlett Packard Enterprise Co.	2,836	60,180

HTC Corp. *	652	905

Lenovo Group Ltd.	19,327	22,626

	Number of Shares	Value $

NetApp, Inc.	405	49,669

Pure Storage, Inc., Class A *	634	33,596

Samsung Electronics Co. Ltd.	10,632	413,071

Seagate Technology Holdings PLC	354	35,871

Western Digital Corp. *	675	49,268

(Cost $1,617,475)		1,569,640

TOTAL COMMON STOCKS

(Cost $14,361,539)		15,308,996

EXCHANGE-TRADED FUNDS – 0.1%

Xtrackers MSCI USA ESG Leaders Equity ETF (a)

(Cost $13,628)	250	13,990

CASH EQUIVALENTS – 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

(Cost $9,380)	9,380	9,380

TOTAL INVESTMENTS – 100.0%

(Cost $14,384,547)		15,332,366

Other assets and liabilities, net – 0.0%		2,969

NET ASSETS – 100.0%		15,335,335

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 8/2/2024 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

EXCHANGE-TRADED FUNDS – 0.1%

Xtrackers MSCI USA ESG Leaders Equity ETF (a)

—	13,628	—	—	362	—	—	250	13,990

CASH EQUIVALENTS – 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

—	646,890	(637,510)	—	—	156	—	9,380	9,380

—	660,518	(637,510)	—	362	156	—	9,630	23,370

*	Non-income producing security.

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

November 30, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$ 15,308,996	$ —	$ —	$ 15,308,996

Exchange-Traded Funds	13,990	—	—	13,990

Short-Term Investments (a)	9,380	—	—	9,380

TOTAL	$ 15,332,366	$ —	$ —	$ 15,332,366

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 99.9%

Application Software – 12.3%

Alarm.com Holdings, Inc. *	2,435	158,616

Clear Secure, Inc., Class A	3,898	100,880

Datadog, Inc., Class A *	1,045	159,624

Dynatrace, Inc. *	2,403	135,025

InterDigital, Inc.	885	173,425

Systena Corp.	17,659	41,506

TeamViewer SE, 144A *	6,003	73,231

(Cost $669,654)		842,307

Communications Equipment – 3.5%

F5, Inc. *	584	146,204

NetScout Systems, Inc. *	4,246	92,903

(Cost $198,237)		239,107

Computer Software – 0.4%

MIA Teknoloji AS *

(Cost $32,546)	20,708	26,306

Distribution/Wholesale – 0.2%

SKY ICT PCL, NVDR *

(Cost $16,030)	23,800	16,862

Internet Services & Infrastructure – 12.2%

Akamai Technologies, Inc. *	1,257	118,183

Fastly, Inc., Class A *	9,440	80,051

GDS Holdings Ltd., Class A *	27,841	68,265

Hennge KK	1,200	10,739

NEXTDC Ltd. *	24,500	259,678

Okta, Inc. *	3,825	296,667

(Cost $800,958)		833,583

IT Consulting & Other Services – 14.2%

Change Holdings, Inc.	2,440	21,819

Computacenter PLC	4,089	115,796

DXC Technology Co. *	6,411	144,248

Future Corp.	2,194	27,537

NCC Group PLC	12,570	25,372

NEC Corp.	1,337	113,461

NET One Systems Co. Ltd.	5,259	157,155

Netcompany Group A/S, 144A *	1,450	72,202

Otsuka Corp.	5,514	137,019

Systex Corp.	12,200	48,262

TechMatrix Corp.	2,125	34,807

TietoEVRY OYJ	4,205	75,058

(Cost $836,627)		972,736

Research & Consulting Services – 1.1%

My EG Services Bhd

(Cost $59,486)	377,447	73,452

	Number of Shares	Value $

Systems Software – 56.0%

A10 Networks, Inc.	3,965	67,603

Ahnlab, Inc.	441	18,872

BlackBerry Ltd. *	37,822	99,407

Check Point Software Technologies Ltd. *	1,435	261,170

Crowdstrike Holdings, Inc., Class A *	980	339,051

CyberArk Software Ltd. *	1,015	328,363

Digital Arts, Inc.	786	31,558

Fortinet, Inc. *	3,645	346,457

OneSpan, Inc. *	2,492	45,155

Palo Alto Networks, Inc. *	807	312,971

Qualys, Inc. *	2,358	362,189

Radware Ltd. *	923	21,931

Rapid7, Inc. *	3,736	159,154

SentinelOne, Inc., Class A *	11,625	324,919

SolarWinds Corp.	3,039	40,571

Tenable Holdings, Inc. *	4,980	209,060

Trend Micro, Inc.	5,211	285,523

Varonis Systems, Inc. *	4,988	249,201

Zscaler, Inc. *	1,570	324,346

(Cost $2,966,466)		3,827,501

TOTAL COMMON STOCKS

(Cost $5,580,004)		6,831,854

EXCHANGE-TRADED FUNDS – 0.0%

Global X Cybersecurity ETF

(Cost $760)	25	838

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.59% (a)

(Cost $1,080)	1,080	1,080

TOTAL INVESTMENTS – 99.9%

(Cost $5,581,844)		6,833,772

Other assets and liabilities, net – 0.1%		3,990

NET ASSETS – 100.0%		6,837,762

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF (Continued)

November 30, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (a)(b)

116,100	—	(116,100) (c)	—	—	492	—	—	—

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.59% (a)

1,845	162,648	(163,413)	—	—	60	—	1,080	1,080

117,945	162,648	(279,513)	—	—	552	—	1,080	1,080

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

NVDR:	Non Voting Depositary Receipt

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$6,831,854	$—	$—	$6,831,854

Exchange-Traded Funds	838	—	—	838

Short-Term Investments (a)	1,080	—	—	1,080

TOTAL	$6,833,772	$—	$—	$6,833,772

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 98.9%

Australia – 14.4%

Abacus Group REIT	392,947	309,742

Arena REIT	345,593	932,066

BWP Trust REIT	502,528	1,109,791

Centuria Industrial REIT	478,017	915,529

Centuria Office REIT	353,665	277,626

Charter Hall Group REIT	420,897	4,310,322

Charter Hall Long Wale REIT	572,873	1,507,721

Charter Hall Retail REIT	474,226	1,059,646

Charter Hall Social Infrastructure REIT	302,115	525,491

Cromwell Property Group REIT	1,359,123	336,453

Dexus REIT	954,640	4,527,436

Goodman Group REIT	1,555,874	38,424,613

GPT Group REIT	1,707,408	5,294,507

Growthpoint Properties Australia Ltd. REIT	238,392	400,675

Healthco REIT	385,772	285,238

HMC Capital Ltd. REIT	249,511	2,004,168

HomeCo Daily Needs REIT	1,600,569	1,303,364

Ingenia Communities Group REIT	342,943	1,128,222

Lifestyle Communities Ltd.	106,432	626,790

Mirvac Group REIT	3,482,825	4,900,797

National Storage REIT	1,227,708	1,999,477

REA Group Ltd.	45,256	7,415,616

Region RE Ltd. REIT	1,021,916	1,457,943

Scentre Group REIT	4,600,610	11,029,213

Stockland REIT	2,118,810	7,205,163

Vicinity Ltd. REIT	4,020,236	5,657,005

Waypoint REIT Ltd. REIT	599,573	980,386

(Cost $86,308,403)		105,925,000

Austria – 0.2%

CA Immobilien Anlagen AG (a)	37,138	936,697

IMMOFINANZ AG * (a)	30,626	511,086

(Cost $1,812,084)		1,447,783

Belgium – 1.6%

Aedifica SA REIT	41,974	2,573,528

Cofinimmo SA REIT	33,585	2,014,838

Montea NV REIT	18,320	1,290,618

Retail Estates NV REIT	11,516	715,196

VGP NV	11,674	974,077

Warehouses De Pauw CVA REIT	157,841	3,487,609

Xior Student Housing NV REIT	30,362	986,102

(Cost $16,929,160)		12,041,968

Brazil – 0.5%

Allos SA	391,248	1,290,257

Cyrela Brazil Realty SA Empreendimentos e Participacoes	269,992	832,046

	Number of Shares	Value $

Ez Tec Empreendimentos e Participacoes SA	139,012	294,757

Multiplan Empreendimentos Imobiliarios SA	315,366	1,256,573

(Cost $4,738,036)		3,673,633

Canada – 6.7%

Allied Properties Real Estate Investment Trust REIT (a)	114,093	1,480,605

Altus Group Ltd.	41,755	1,774,994

Artis Real Estate Investment Trust REIT (a)	56,820	315,723

Boardwalk Real Estate Investment Trust REIT	36,303	1,851,255

Canadian Apartment Properties REIT	148,605	4,866,292

Chartwell Retirement Residences (a)	241,817	2,789,233

Choice Properties Real Estate Investment Trust REIT (a)	222,129	2,217,879

Colliers International Group, Inc.	38,395	5,886,146

Crombie Real Estate Investment Trust REIT (a)	96,931	995,513

CT Real Estate Investment Trust REIT (a)	67,150	738,091

Dream Industrial Real Estate Investment Trust REIT (a)	246,091	2,233,915

First Capital Real Estate Investment Trust REIT (a)	173,714	2,225,782

FirstService Corp.	33,504	6,535,452

Granite Real Estate Investment Trust REIT (a)	55,844	3,031,207

H&R Real Estate Investment Trust REIT (a)	230,382	1,633,892

InterRent Real Estate Investment Trust REIT (a)	128,515	999,556

Killam Apartment Real Estate Investment Trust REIT (a)	106,269	1,407,913

Minto Apartment Real Estate Investment Trust REIT, 144A (a)	34,510	363,795

Nexus Industrial REIT	37,496	212,633

NorthWest Healthcare Properties Real Estate Investment Trust REIT (a)	195,634	704,207

Primaris Real Estate Investment Trust REIT (a)	62,324	717,539

RioCan Real Estate Investment Trust REIT (a)	269,368	3,657,241

Slate Grocery, Class U REIT (a)	50,881	543,642

SmartCentres Real Estate Investment Trust REIT (a)	114,291	2,098,648

(Cost $50,353,332)		49,281,153

Chile – 0.3%

Cencosud Shopping SA	425,135	672,769

Parque Arauco SA	630,613	1,015,440

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Plaza SA	265,354	447,127

(Cost $2,064,879)		2,135,336

China – 0.8%

A-Living Smart City Services Co. Ltd., 144A (a)	751,769	286,929

China Resources Mixc Lifestyle Services Ltd., 144A	566,895	2,130,897

China Vanke Co. Ltd., Class H * (a)	1,915,359	1,580,226

Guangzhou R&F Properties Co. Ltd., Class H * (a)	1,751,027	371,288

Onewo, Inc., Class H	212,228	594,556

Poly Property Services Co. Ltd., Class H	132,476	535,416

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	941,840	519,896

Sino-Ocean Group Holding Ltd. * (a)	2,258,898	85,635

(Cost $11,818,502)		6,104,843

Egypt – 0.1%

Palm Hills Developments SAE *	957,417	105,221

Talaat Moustafa Group	787,857	921,312

(Cost $519,500)		1,026,533

Finland – 0.3%

Citycon OYJ *	81,651	298,390

Kojamo OYJ *	160,749	1,640,954

(Cost $3,102,295)		1,939,344

France – 3.2%

ARGAN SA REIT	10,798	756,142

Carmila SA REIT	50,214	875,095

Covivio SA REIT	48,859	2,683,454

Gecina SA REIT	42,181	4,247,994

ICADE REIT	29,525	694,163

Klepierre SA REIT	199,188	6,021,146

Mercialys SA REIT	82,079	908,531

Unibail-Rodamco-Westfield REIT *	89,361	7,320,355

(Cost $23,237,848)		23,506,880

Germany – 4.2%

Deutsche Wohnen SE	46,448	1,214,195

LEG Immobilien SE	66,264	6,140,753

TAG Immobilien AG *	157,024	2,607,143

Vonovia SE	623,520	20,678,850

(Cost $34,380,546)		30,640,941

Greece – 0.1%

LAMDA Development SA *

(Cost $519,138)	71,947	546,371

Hong Kong – 10.0%

C&D International Investment Group Ltd. (a)	630,583	1,042,119

	Number of Shares	Value $

China Jinmao Holdings Group Ltd.	7,373,062	1,023,306

China Overseas Grand Oceans Group Ltd.	1,452,825	343,530

China Overseas Land & Investment Ltd.	3,314,113	5,681,422

China Overseas Property Holdings Ltd.	1,110,509	742,095

China Resources Land Ltd.	2,578,255	7,620,572

CK Asset Holdings Ltd.	1,824,141	7,454,515

ESR Group Ltd., 144A (b)	1,927,373	2,833,516

Fortune Real Estate Investment Trust REIT	1,343,682	690,701

Hang Lung Group Ltd.	742,562	954,260

Hang Lung Properties Ltd.	1,513,215	1,227,055

Henderson Land Development Co. Ltd.	1,172,488	3,676,479

Hongkong Land Holdings Ltd.	908,378	4,133,120

Hysan Development Co. Ltd.	507,521	816,568

Kerry Properties Ltd.	498,081	998,524

Link REIT	2,290,159	9,962,267

New World Development Co. Ltd. (a) (b)	1,259,201	1,040,495

Poly Property Group Co. Ltd.	1,881,518	389,285

Shanghai Industrial Holdings Ltd.	355,768	527,602

Sun Hung Kai Properties Ltd.	1,340,718	13,309,748

Swire Properties Ltd.	947,814	1,887,942

Wharf Holdings Ltd.	862,160	2,365,482

Wharf Real Estate Investment Co. Ltd.	1,385,361	3,711,957

Yuexiu Property Co. Ltd.	1,280,514	931,397

(Cost $105,726,716)		73,363,957

India – 1.3%

DLF Ltd.	839,717	8,178,411

Equinox India Developments Ltd.*	472,557	765,912

Sobha Ltd.	39,397	778,207

(Cost $5,306,151)		9,722,530

Indonesia – 0.2%

PT Bumi Serpong Damai Tbk *	6,194,401	390,937

PT Ciputra Development Tbk	7,546,642	509,619

PT Kawasan Industri Jababeka Tbk *	14,703,055	180,946

PT Pakuwon Jati Tbk	12,587,107	332,055

PT Summarecon Agung Tbk	8,833,013	298,243

(Cost $1,844,264)		1,711,800

Ireland – 0.1%

Irish Residential Properties REIT PLC REIT

(Cost $454,627)	462,329	444,364

Israel – 2.1%

Africa Israel Residences Ltd.	5,531	406,498

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Airport City Ltd. *	50,537	839,584

Alony Hetz Properties & Investments Ltd.	145,996	1,239,640

Amot Investments Ltd.	203,267	1,118,747

Aura Investments Ltd.	128,461	650,847

Azrieli Group Ltd.	32,204	2,577,631

Big Shopping Centers Ltd. *	14,256	1,885,690

Electra Real Estate Ltd.	18,802	235,410

G City Ltd.	79,851	343,287

Israel Canada T.R Ltd.	142,288	567,485

Isras Investment Co. Ltd.	1,103	255,692

Melisron Ltd.	21,805	1,931,212

Menivim- The New REIT Ltd. REIT	681,155	373,210

Mivne Real Estate KD Ltd.	526,707	1,573,319

Prashkovsky Investments and Construction Ltd.	7,442	217,386

Property & Building Corp. Ltd.	2,218	155,751

Reit 1 Ltd. REIT	174,836	899,752

Sella Capital Real Estate Ltd. REIT	184,092	455,717

(Cost $13,738,773)		15,726,858

Japan – 20.7%

Activia Properties, Inc. REIT (a)	436	931,891

Advance Residence Investment

Corp. REIT	966	1,897,460

Aeon Mall Co. Ltd.	83,300	1,114,290

AEON REIT Investment Corp. REIT	1,571	1,319,060

Comforia Residential REIT, Inc. REIT	629	1,207,449

CRE Logistics REIT, Inc. REIT	551	522,438

Daito Trust Construction Co. Ltd.	54,900	6,113,810

Daiwa House REIT Investment Corp. REIT	2,061	3,197,476

Daiwa Office Investment Corp. REIT (a)	496	990,778

Daiwa Securities Living

Investments Corp. REIT	1,791	1,084,009

ES-Con Japan Ltd.	44,500	293,338

Frontier Real Estate Investment Corp. REIT	457	1,201,951

Fukuoka REIT Corp. REIT	455	431,718

Global One Real Estate Investment Corp. REIT	659	433,088

GLP J REIT	4,386	3,717,667

Goldcrest Co. Ltd.	13,200	278,616

Hankyu Hanshin REIT, Inc. REIT (a)	593	465,919

Health Care & Medical Investment Corp. REIT	322	226,194

Heiwa Real Estate Co. Ltd.	18,800	535,766

Heiwa Real Estate REIT, Inc. REIT (a)	621	484,610

Hoshino Resorts REIT, Inc. REIT	515	757,489

	Number of Shares	Value $

Hulic Co. Ltd.	609,500	5,474,685

Hulic Reit, Inc. REIT	724	640,192

Ichigo Hotel REIT Investment Corp. REIT	262	253,652

Ichigo Office REIT Investment Corp. REIT	880	463,482

Ichigo, Inc.	175,100	427,884

Industrial & Infrastructure Fund Investment Corp. REIT	2,212	1,687,886

Invincible Investment Corp. REIT	6,853	2,902,093

JALCO Holdings, Inc.	59,700	164,966

Japan Excellent, Inc. REIT	681	531,886

Japan Hotel REIT Investment Corp. REIT	4,500	2,043,480

Japan Logistics Fund, Inc. REIT	599	1,052,144

Japan Metropolitan Fund Invest REIT	6,211	3,775,772

Japan Prime Realty Investment Corp. REIT	615	1,353,381

Japan Real Estate Investment Corp. REIT (a)	939	3,463,768

JINUSHI Co. Ltd. (a)	16,400	233,467

Kasumigaseki Capital Co. Ltd. (a)	5,800	482,738

KDX Realty Investment Corp. REIT	3,639	3,569,096

Keihanshin Building Co. Ltd.	39,700	430,082

Ki-Star Real Estate Co. Ltd.	7,600	211,020

LaSalle Logiport REIT	1,631	1,562,745

Leopalace21 Corp.	175,600	639,566

Loadstar Capital KK	10,400	175,336

Mirai Corp. REIT	1,678	451,385

Mirarth Holdings, Inc.	100,631	337,704

Mitsubishi Estate Co. Ltd.	1,176,200	16,599,234

Mitsubishi Estate Logistics REIT Investment Corp. REIT	451	1,045,031

Mitsui Fudosan Co. Ltd.	2,497,100	20,850,041

Mitsui Fudosan Logistics Park, Inc. REIT	2,907	1,958,840

Mori Hills REIT Investment Corp. REIT	994	826,651

Mori Trust Sogo Reit, Inc. REIT	2,234	905,887

Nippon Accommodations Fund, Inc. REIT	320	1,237,940

Nippon Building Fund, Inc. REIT	5,599	4,678,726

Nippon Kanzai Holdings Co. Ltd.	19,800	338,558

Nippon Prologis REIT, Inc. REIT (a)	2,144	3,370,499

NIPPON REIT Investment Corp. REIT	290	610,181

Nomura Real Estate Holdings, Inc.	95,900	2,374,113

Nomura Real Estate Master Fund, Inc. REIT	2,759	2,603,125

NTT UD REIT Investment Corp. REIT	939	710,260

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

One REIT, Inc. REIT	205	310,670

Open House Group Co. Ltd.	73,800	2,720,357

Orix JREIT, Inc. REIT	1,773	1,967,967

Pressance Corp.	23,700	291,466

Relo Group, Inc.	96,800	1,138,899

SAMTY HOLDINGS Co. Ltd.	28,400	620,248

Samty Residential Investment Corp. REIT	381	235,422

Sankei Real Estate, Inc. REIT	421	212,203

Sekisui House Reit, Inc. REIT	2,844	1,384,269

SOSiLA Logistics REIT, Inc. REIT	656	468,244

SRE Holdings Corp. * (a)	9,000	194,161

Star Asia Investment Corp. REIT	2,113	710,500

Starts Corp., Inc.	29,300	717,941

Starts Proceed Investment Corp. REIT	200	228,252

Sumitomo Realty & Development Co. Ltd.	423,800	13,087,754

Sun Frontier Fudousan Co. Ltd.	24,100	301,039

Takara Leben Real Estate Investment Corp. REIT	680	386,217

Tokyo Tatemono Co. Ltd.	187,200	3,223,976

Tokyu Fudosan Holdings Corp.	539,200	3,524,896

Tokyu REIT, Inc. REIT	551	576,737

Tosei Corp.	32,800	532,671

Tosei Reit Investment Corp. REIT	256	211,366

United Urban Investment Corp. REIT (a)	1,894	1,721,417

(Cost $172,841,556)		152,409,185

Luxembourg – 0.5%

Aroundtown SA *	632,122	2,101,754

Grand City Properties SA *	60,210	794,923

Shurgard Self Storage Ltd. REIT	27,128	1,105,991

(Cost $4,967,551)		4,002,668

Malaysia – 0.8%

Eastern & Oriental Bhd *	1,032,100	227,550

Eco World Development Group Bhd	1,093,100	464,783

IOI Properties Group Bhd	1,055,787	479,795

Mah Sing Group Bhd	1,222,100	461,896

Matrix Concepts Holdings Bhd	747,594	386,831

Sime Darby Property Bhd	2,420,446	778,681

SP Setia Bhd Group	1,704,117	509,893

Sunway Bhd	1,919,261	2,094,132

Tanco Holdings Bhd *	923,300	353,118

UEM Sunrise Bhd	1,330,530	290,352

(Cost $3,046,487)		6,047,031

Mexico – 1.3%

Concentradora Fibra Danhos SA de CV REIT (a)	855,727	920,395

Corp. Inmobiliaria Vesta SAB de CV	791,601	1,890,402

	Number of Shares	Value $

FIBRA Macquarie Mexico REIT, 144A	723,147	1,139,745

Fibra MTY SAPI de CV REIT (a)	2,160,462	1,083,484

Fibra Uno Administracion SA de CV REIT	2,530,608	2,651,898

Prologis Property Mexico SA de CV REIT	710,254	2,115,441

(Cost $10,109,193)		9,801,365

Netherlands – 0.7%

CTP NV, 144A	100,665	1,616,101

Eurocommercial Properties NV REIT	38,750	967,941

NEPI Rockcastle NV *	377,426	2,920,161

(Cost $4,864,422)		5,504,203

New Zealand – 0.4%

Goodman Property Trust REIT	919,847	1,131,802

Kiwi Property Group Ltd.	1,422,702	791,104

Precinct Properties Group (a) (c)	1,399,905	997,877

(Cost $3,620,574)		2,920,783

Norway – 0.1%

Entra ASA, 144A *

(Cost $890,398)	62,995	691,793

Philippines – 1.9%

AREIT, Inc. REIT	1,026,461	697,612

Ayala Corp.	293,134	3,059,572

Ayala Land, Inc.	6,806,828	3,320,121

SM Prime Holdings, Inc.	14,827,687	6,676,062

(Cost $18,171,545)		13,753,367

Russia – 0.0%

LSR Group PJSC * (b)	30,984	0

PIK-Spetsializirovannyy Zastroyshchik PAO * (b)	192,287	0

(Cost $2,472,023)		0

Singapore – 6.1%

AIMS APAC REIT	636,500	602,958

CapitaLand Ascendas REIT	3,135,769	6,128,158

CapitaLand Ascott Trust (c)	2,236,510	1,484,723

CapitaLand China Trust REIT (a)	1,000,747	533,722

Capitaland India Trust	909,017	745,846

CapitaLand Integrated

Commercial Trust REIT	4,833,392	7,066,310

CapitaLand Investment Ltd.	2,225,563	4,531,971

CDL Hospitality Trusts (c)	722,744	460,930

City Developments Ltd.	428,050	1,663,477

Digital Core REIT Management

Pte Ltd. REIT	788,100	484,681

ESR REIT	6,028,412	1,169,125

Far East Hospitality Trust (c)	888,300	407,492

Frasers Centrepoint Trust REIT	970,018	1,541,147

Frasers Logistics & Commercial Trust REIT	2,575,578	1,748,239

Keppel REIT	2,103,908	1,341,768

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Keppel DC REIT (a)	1,298,555	2,150,294

Lendlease Global Commercial REIT	1,574,451	657,660

Mapletree Industrial Trust REIT	1,844,922	3,192,645

Mapletree Logistics Trust REIT	2,964,217	2,830,118

Mapletree Pan Asia Commercial Trust REIT	2,018,518	1,851,920

Parkway Life Real Estate Investment Trust REIT	343,362	973,241

Suntec Real Estate Investment Trust REIT (a)	1,668,600	1,418,867

UOL Group Ltd.	411,017	1,624,876

(Cost $51,203,883)		44,610,168

South Africa – 0.9%

Equites Property Fund Ltd. REIT	555,334	445,159

Fortress Real Estate Investments Ltd., Class B	892,533	978,321

Growthpoint Properties Ltd. REIT	2,432,913	1,749,556

Hyprop Investments Ltd. REIT	280,434	693,798

Redefine Properties Ltd. REIT (a)	4,853,703	1,219,891

Resilient REIT Ltd. REIT	248,496	812,328

Vukile Property Fund Ltd. REIT	808,717	819,294

(Cost $6,173,036)		6,718,347

South Korea – 0.2%

ESR Kendall Square REIT Co. Ltd. REIT	135,696	466,895

Seobu T&D	34,640	146,749

SK Eternix Co. Ltd. *	13,829	129,958

SK REITs Co. Ltd. REIT	159,942	535,414

(Cost $1,526,612)		1,279,016

Spain – 0.8%

Inmobiliaria Colonial Socimi SA REIT	260,799	1,503,990

Merlin Properties Socimi SA REIT (a)	336,185	3,692,819

Neinor Homes SA, 144A *	31,275	500,775

(Cost $5,888,171)		5,697,584

Sweden – 4.3%

Atrium Ljungberg AB, Class B	40,115	740,295

Castellum AB *	381,288	4,504,701

Catena AB	34,241	1,533,481

Cibus Nordic Real Estate AB	50,450	806,731

Corem Property Group AB, Class B	453,406	292,959

Dios Fastigheter AB	92,479	681,384

Fabege AB	217,233	1,689,105

Fastighets AB Balder, Class B *	605,689	4,655,199

Hemnet Group AB	76,354	2,286,666

Hufvudstaden AB, Class A	102,280	1,177,468

Nyfosa AB	144,168	1,439,191

Pandox AB	63,115	1,112,143

	Number of Shares	Value $

Platzer Fastigheter Holding AB, Class B	66,043	532,271

Sagax AB, Class B	197,400	4,367,845

Sagax AB, Class D	102,849	299,537

Samhallsbyggnadsbolaget i Norden AB (a)	1,133,633	400,810

Swedish Logistic Property AB, Class B *	131,168	460,097

Wallenstam AB, Class B	434,588	2,045,804

Wihlborgs Fastigheter AB	244,340	2,474,986

(Cost $33,970,274)		31,500,673

Switzerland – 2.6%

Allreal Holding AG	14,028	2,576,311

Intershop Holding AG	5,157	721,160

Mobimo Holding AG	6,412	2,085,174

PSP Swiss Property AG	40,812	5,948,083

Swiss Prime Site AG	68,659	7,586,781

(Cost $16,561,279)		18,917,509

Taiwan – 1.7%

Advancetek Enterprise Co. Ltd.	243,886	611,160

Cathay Real Estate Development Co. Ltd.	595,017	468,020

Chong Hong Construction Co. Ltd.	200,184	551,565

Da-Li Development Co. Ltd.	301,455	412,050

Delpha Construction Co. Ltd.	453,079	575,363

Farglory Land Development Co. Ltd.	239,330	482,594

Highwealth Construction Corp.	1,598,896	2,360,221

Hong Pu Real Estate Development Co. Ltd.	209,467	199,259

Huaku Development Co. Ltd.	235,299	883,739

Huang Hsiang Construction Corp.	134,006	313,119

Hung Sheng Construction Ltd.	352,210	292,216

JSL Construction & Development Co Ltd. *	150,253	422,779

KEE TAI Properties Co. Ltd.	372,825	185,362

Kindom Development Co. Ltd.	331,353	603,888

Kuo Yang Construction Co. Ltd.	207,523	144,703

Prince Housing & Development Corp.	1,128,728	375,281

Radium Life Tech Co. Ltd. *	617,026	201,351

Ruentex Development Co. Ltd.	1,713,364	2,363,042

Sakura Development Co. Ltd.	339,794	560,692

Shining Building Business Co. Ltd.*	430,661	150,479

Taiwan Land Development Corp. * (b)	243,531	0

(Cost $10,456,668)		12,156,883

Thailand – 1.6%

Amata Corp. PCL	772,900	659,154

Amata Corp. PCL, NVDR	84	72

AP Thailand PCL, NVDR	2,200,800	555,053

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Asset World Corp. PCL, NVDR	7,119,600	738,998

Central Pattana PCL, NVDR	2,909,100	5,089,175

Land & Houses PCL, NVDR	7,388,300	1,163,257

MBK PCL	858,100	472,865

Origin Property PCL, NVDR	717,900	86,238

Quality Houses PCL	549,300	28,828

Quality Houses PCL, NVDR	6,600,600	346,412

Sansiri PCL	742,700	38,978

Sansiri PCL, NVDR	13,173,800	691,387

SC Asset Corp. PCL, NVDR	1,522,400	127,838

Supalai PCL, NVDR	1,090,865	604,313

WHA Corp. PCL, NVDR	8,926,596	1,483,537

(Cost $12,317,234)		12,086,105

Turkey – 0.4%

AKIS Gayrimenkul Yatirimi AS REIT	1,072,491	218,828

Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT *	1,685,173	614,830

Is Gayrimenkul Yatirim Ortakligi AS REIT *	402,725	230,265

Kiler Holding AS *	212,719	181,703

Kuyumcukent Gayrimenkul Yatirimlari AS REIT *	305,336	151,350

LYDIA HOLDING AS *	54,047	183,794

Ozak Gayrimenkul Yatirim Ortakligi REIT *	328,182	121,628

Reysas Gayrimenkul Yatirim Ortakligi AS REIT *	493,392	212,147

Roenesans Gayrimenkul Yatirim AS *	40,502	145,786

Servet Gayrimenkul Yatirim Ortakligi AS *	11,862	95,974

Sinpas Gayrimenkul Yatirim Ortakligi AS REIT *	683,875	183,289

Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	124,025	206,771

Ziraat Gayrimenkul Yatirim Ortakligi AS	874,233	331,810

(Cost $1,965,975)		2,878,175

United Kingdom – 7.8%

Assura PLC REIT	2,417,247	1,215,459

Big Yellow Group PLC REIT	173,015	2,357,445

British Land Co. PLC REIT	837,257	4,137,595

Derwent London PLC REIT	90,325	2,427,034

Empiric Student Property PLC REIT	542,024	606,267

Grainger PLC	595,075	1,769,907

Great Portland Estates PLC REIT	328,935	1,262,641

Hammerson PLC REIT	441,777	1,643,011

Land Securities Group PLC REIT	667,236	5,113,989

LondonMetric Property PLC REIT	1,823,932	4,497,523

Picton Property Income Ltd. REIT	488,805	426,831

	Number of Shares	Value $

Primary Health Properties PLC REIT	1,190,224	1,440,976

Rightmove PLC	718,341	5,889,160

Safestore Holdings PLC REIT	195,223	1,847,390

Savills PLC	120,764	1,648,560

Segro PLC REIT	1,103,943	10,944,709

Shaftesbury Capital PLC REIT	1,318,867	2,289,890

Tritax Big Box REIT PLC REIT	1,966,649	3,477,098

UNITE Group PLC REIT, Series 6	332,240	3,724,633

Workspace Group PLC REIT	124,339	889,772

(Cost $64,430,255)		57,609,890

TOTAL COMMON STOCKS

(Cost $788,331,390)		727,824,039

RIGHTS – 0.0%

Singapore – 0.0%

Keppel DC* , expires 12/24/24

(Cost $0)	104,253	14,775

WARRANTS – 0.0%

Israel – 0.0%

REIT Azorim HF Living Ltd.* , expires 12/31/24

(Cost $0)	8,890	130

Malaysia – 0.0%

Eco World Development Group Bhd* , expires 4/12/29

(Cost $0)	106,640	16,434

Thailand – 0.0%

Nusasiri PCL* , expires 4/7/25

(Cost $0)	1,291,580	753

TOTAL WARRANTS

(Cost $0)		17,317

EXCHANGE-TRADED FUNDS – 0.2%

Vanguard Global ex-U.S. Real Estate ETF

(Cost $1,356,783)	32,500	1,410,825

SECURITIES LENDING COLLATERAL – 6.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (d)(e)

(Cost $44,313,363)	44,313,363	44,313,363

CASH EQUIVALENTS – 0.2%

DWS Government Money Market Series “Institutional Shares”, 4.59% (d)

(Cost $1,670,408)	1,670,408	1,670,408

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

TOTAL INVESTMENTS – 105.3%

(Cost $835,671,944)		775,250,727

	Number of Shares	Value $

Other assets and liabilities, net – (5.3%)		(38,879,631)

NET ASSETS – 100.0%		736,371,096

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

SECURITIES LENDING COLLATERAL – 6.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (d)(e)

31,483,119	12,830,244 (f)	—	—	—	234,143	—	44,313,363	44,313,363

CASH EQUIVALENTS – 0.2%

DWS Government Money Market Series “Institutional Shares”, 4.59% (d)

1,564,194	22,681,822	(22,575,608)	—	—	40,307	—	1,670,408	1,670,408

33,047,313	35,512,066	(22,575,608)	—	—	274,450	—	45,983,771	45,983,771

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $41,769,988, which is 5.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

CVA:	Credit Valuation Adjustment

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2024 (Unaudited)

At November 30, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC40 10 EURO Futures	EUR	5	387,798	382,503	12/20/2024	(5,295)

EURO STOXX 50 Futures	EUR	26	1,357,522	1,322,806	12/20/2024	(34,716)

MINI S&P/TSX 60 Futures	CAD	2	101,502	109,960	12/19/2024	8,458

S&P 500 E-Mini Futures	USD	6	1,726,500	1,815,450	12/20/2024	88,950

SPI 200 Futures	AUD	10	1,343,265	1,377,492	12/19/2024	34,227

TOPIX Index Futures	JPY	12	2,034,052	2,140,560	12/12/2024	106,508

Total net unrealized appreciation						198,132

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$723,950,028	$—	$3,874,011	$727,824,039

Rights	—	14,775	—	14,775

Warrants (a)	17,317	—	—	17,317

Exchange-Traded Funds	1,410,825	—	—	1,410,825

Short-Term Investments (a)	45,983,771	—	—	45,983,771

Derivatives (b)

Futures Contracts	238,143	—	—	238,143

TOTAL	$771,600,084	$14,775	$3,874,011	$775,488,870

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(40,011)	$—	$—	$(40,011)

TOTAL	$(40,011)	$—	$—	$(40,011)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2024 (Unaudited)

During the period ended November 30, 2024, the amount of transfers from Level 1 to Level 3 was $4,294,856. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 99.6%

Electronic Components – 0.6%

Kyocera Corp.

(Cost $58,064)	4,384	43,012

Electronic Manufacturing Services – 2.6%

Fabrinet *	115	26,977

TE Connectivity PLC	1,000	151,120

(Cost $163,430)		178,097

Industrial Machinery & Supplies – 0.5%

VAT Group AG, 144A

(Cost $38,229)	88	35,100

Semiconductor Materials & Equipment – 28.3%

Advantest Corp.	2,500	137,164

Applied Materials, Inc.	1,630	284,777

ASM International NV	153	82,642

ASML Holding NV	398	276,770

BE Semiconductor Industries NV	250	29,838

Disco Corp.	291	78,667

Enphase Energy, Inc. *	431	30,752

Entegris, Inc.	490	51,759

KLA Corp.	415	268,517

Lam Research Corp.	4,035	298,106

Lasertec Corp.	256	28,023

MKS Instruments, Inc.	200	22,728

Nova Ltd. *	90	16,128

Onto Innovation, Inc. *	160	26,269

SCREEN Holdings Co. Ltd.	316	19,782

Teradyne, Inc.	535	58,850

Tokyo Electron Ltd.	1,498	232,502

(Cost $1,847,463)		1,943,274

Semiconductors – 67.6%

Advanced Micro Devices, Inc. *	1,953	267,903

Analog Devices, Inc.	1,429	311,593

ASE Technology Holding Co. Ltd.	12,357	57,633

Broadcom, Inc.	1,796	291,096

Cirrus Logic, Inc. *	165	17,234

eMemory Technology, Inc.	225	20,191

First Solar, Inc. *	330	65,759

Infineon Technologies AG	4,326	140,798

Intel Corp.	14,184	341,125

Lattice Semiconductor Corp. *	435	24,686

Marvell Technology, Inc.	2,865	265,557

MediaTek, Inc.	4,995	192,985

Microchip Technology, Inc.	1,755	119,638

Micron Technology, Inc.	3,290	322,255

Monolithic Power Systems, Inc.	155	87,984

Novatek Microelectronics Corp.	1,991	29,666

NVIDIA Corp.	2,525	349,081

	Number of Shares	Value $

NXP Semiconductors NV	840	192,671

ON Semiconductor Corp. *	1,415	100,635

Qorvo, Inc. *	300	20,715

QUALCOMM, Inc.	1,960	310,719

Realtek Semiconductor Corp.	1,491	21,849

Renesas Electronics Corp.	5,300	69,292

SK Hynix, Inc.	1,803	206,659

Skyworks Solutions, Inc.	532	46,598

STMicroelectronics NV	61	1,564

STMicroelectronics NV, Class Y	2,075	52,913

Taiwan Semiconductor Manufacturing Co. Ltd.	10,542	323,241

Texas Instruments, Inc.	1,625	326,674

United Microelectronics Corp.	39,352	52,759

(Cost $4,058,980)		4,631,473

TOTAL COMMON STOCKS

(Cost $6,166,166)		6,830,956

EXCHANGE-TRADED FUNDS – 0.3%

Invesco PHLX Semiconductor ETF (a)

(Cost $22,504)	570	22,110

SECURITIES LENDING COLLATERAL – 0.3%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (b)(c)

(Cost $19,625)	19,625	19,625

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

(Cost $765)	765	765

TOTAL INVESTMENTS – 100.2%

(Cost $6,209,060)		6,873,456

Other assets and liabilities, net – (0.2%)		(12,360)

NET ASSETS – 100.0%		6,861,096

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF (Continued)

November 30, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

SECURITIES LENDING COLLATERAL – 0.3%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (b)(c)

—	19,625 (d)	—	—	—	7	—	19,625	19,625

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

1,039	186,839	(187,113)	—	—	110	—	765	765

1,039	206,464	(187,113)	—	—	117	—	20,390	20,390

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $19,395, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1		Level 2			Level 3		Total

Common Stocks (a)	$6,830,956	$		—	$		—	$	6,830,956

Exchange-Traded Funds	22,110			—			—		22,110

Short-Term Investments (a)	20,390			—			—		20,390

TOTAL	$6,873,456	$		—	$		—	$	6,873,456

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 99.5%

Consumer Discretionary – 10.9%

EVgo, Inc. * (a)	13,255	86,290

Lucid Group, Inc. * (a)	27,577	60,118

QuantumScape Corp. * (a)	17,100	89,433

Rivian Automotive, Inc., Class A * (a)	9,010	110,192

Tesla, Inc. *	390	134,613

(Cost $458,486)		480,646

Energy – 1.7%

Green Plains, Inc. *

(Cost $172,716)	7,175	77,490

Industrials – 62.0%

A O Smith Corp.	1,055	78,587

Array Technologies, Inc. *	13,603	91,276

AZZ, Inc.	1,150	107,111

Blink Charging Co. * (a)	48,079	76,446

Bloom Energy Corp., Class A * (a)	8,864	243,317

Carrier Global Corp.	1,135	87,815

Casella Waste Systems, Inc., Class A *	945	106,983

ChargePoint Holdings, Inc. * (a)	68,366	83,407

Clean Harbors, Inc. *	365	94,933

EnerSys	914	88,347

Enviri Corp. *	9,065	67,081

Eos Energy Enterprises, Inc. * (a)	31,472	92,842

Fluence Energy, Inc. *	4,347	81,767

FuelCell Energy, Inc. * (a)	9,222	109,465

Graco, Inc.	1,085	98,822

IDEX Corp.	450	103,783

Ingersoll Rand, Inc.	935	97,399

Lennox International, Inc.	152	101,404

Montrose Environmental Group, Inc. *	4,575	86,101

NEXTracker, Inc., Class A *	2,655	101,315

Parker-Hannifin Corp.	148	104,029

Plug Power, Inc. * (a)	45,682	102,328

Republic Services, Inc.	455	99,327

Shoals Technologies Group, Inc., Class A *	17,802	92,926

Sunrun, Inc. *	5,600	64,568

Veralto Corp.	830	89,798

Waste Management, Inc.	442	100,873

Xylem, Inc.	680	86,190

	Number of Shares	Value $

(Cost $2,886,843)		2,738,240

Information Technology – 4.1%

First Solar, Inc. *	415	82,697

Itron, Inc. *	855	101,343

(Cost $141,829)		184,040

Materials – 10.1%

Ecolab, Inc.	365	90,801

PureCycle Technologies, Inc. * (a)	10,221	135,888

Reliance, Inc.	325	104,403

Ryerson Holding Corp.	4,450	114,365

(Cost $344,339)		445,457

Utilities – 10.7%

Altus Power, Inc. *	30,980	133,834

Brookfield Renewable Corp., Class A	3,085	98,473

NextEra Energy Partners LP	3,725	65,076

Ormat Technologies, Inc.	1,225	99,984

Sunnova Energy International, Inc. * (a)	13,525	74,929

(Cost $551,142)		472,296

TOTAL COMMON STOCKS

(Cost $4,555,355)		4,398,169

EXCHANGE-TRADED FUNDS – 0.4%

Global X US Infrastructure Development ETF	90	4,116

Vaneck Green Infrastructure ETF	450	11,867

(Cost $14,855)		15,983

SECURITIES LENDING COLLATERAL – 27.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (b)(c)

(Cost $1,230,341)	1,230,341	1,230,341

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

(Cost $1,189)	1,189	1,189

TOTAL INVESTMENTS – 127.8%

(Cost $5,801,740)		5,645,682

Other assets and liabilities, net – (27.8%)		(1,226,719)

NET ASSETS – 100.0%		4,418,963

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF (Continued)

November 30, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

SECURITIES LENDING COLLATERAL – 27.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (b)(c)

603,600	626,741 (d)	—	—	—	19,089	—	1,230,341	1,230,341

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.59% (b)

—	44,902	(43,713)	—	—	57	—	1,189	1,189

603,600	671,643	(43,713)	—	—	19,146	—	1,231,530	1,231,530

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $1,204,964, which is 27.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1		Level 2			Level 3		Total

Common Stocks (a)	$4,398,169	$		—	$		—	$	4,398,169

Exchange-Traded Funds	15,983			—			—		15,983

Short-Term Investments (a)	1,231,530			—			—		1,231,530

TOTAL	$5,645,682	$		—	$		—	$	5,645,682

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers US National Critical Technologies ETF

November 30, 2024 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 99.6%

Communication Services – 11.4%

Alphabet, Inc., Class A	16,218	2,740,031

AT&T, Inc.	26,269	608,390

Auto Trader Group PLC, 144A	3,628	38,689

BCE, Inc.	3,347	90,598

BT Group PLC	22,592	45,744

CAR Group Ltd.	1,529	41,337

Charter Communications, Inc., Class A *	353	140,129

Comcast Corp., Class A	13,911	600,816

Electronic Arts, Inc.	870	142,393

Pinterest, Inc., Class A *	2,243	68,008

Quebecor, Inc., Class B	1,591	37,566

Rightmove PLC	5,087	41,705

ROBLOX Corp., Class A *	1,897	95,097

Rogers Communications, Inc., Class B	1,415	50,530

Snap, Inc., Class A *	4,003	47,275

Spark New Zealand Ltd.	22,236	38,540

Take-Two Interactive Software, Inc. *	593	111,709

Telstra Group Ltd.	42,421	108,883

TELUS Corp.	5,440	84,699

T-Mobile US, Inc.	1,767	436,343

TPG Telecom Ltd.	13,036	38,215

Trade Desk, Inc., Class A *	1,650	212,108

Verizon Communications, Inc.	15,449	685,009

Vodafone Group PLC	73,300	66,038

Warner Bros Discovery, Inc. *	8,146	85,370

(Cost $5,871,470)		6,655,222

Consumer Discretionary – 6.2%

Amazon.com, Inc. *	14,888	3,095,066

DoorDash, Inc., Class A *	1,156	208,635

Expedia Group, Inc. *	451	83,263

General Motors Co.	4,030	224,028

(Cost $2,929,924)		3,610,992

Consumer Staples – 0.2%

Haleon PLC

(Cost $112,594)	26,649	126,784

Energy – 7.0%

Ampol Ltd.	2,217	42,014

BP PLC	56,671	277,070

Chevron Corp.	6,712	1,086,874

Exxon Mobil Corp.	16,286	1,921,097

Imperial Oil Ltd.	662	49,025

Marathon Petroleum Corp.	1,226	191,440

Phillips 66	1,512	202,578

Suncor Energy, Inc.	4,662	185,494

Valero Energy Corp.	1,156	160,776

	Number of Shares	Value $

(Cost $3,971,334)		4,116,368

Financials – 0.9%

Block, Inc. *	2,001	177,189

Fidelity National Information Services, Inc.	2,001	170,685

Global Payments, Inc.	939	111,703

Wise PLC, Class A *	4,267	47,836

(Cost $425,201)		507,413

Health Care – 17.3%

Abbott Laboratories	6,325	751,220

AbbVie, Inc.	6,479	1,185,203

Agilent Technologies, Inc.	1,050	144,869

Alnylam Pharmaceuticals, Inc. *	469	118,690

Amgen, Inc.	1,969	556,971

Argenx SE, ADR *	218	134,408

Astellas Pharma, Inc.	6,300	65,502

Avantor, Inc. *	2,439	51,365

Biogen, Inc. *	531	85,295

BioMarin Pharmaceutical, Inc. *	714	47,145

Boston Scientific Corp. *	5,388	488,476

Bristol-Myers Squibb Co.	7,440	440,597

CSL Ltd.	1,777	326,706

Danaher Corp.	2,413	578,372

Dexcom, Inc. *	1,417	110,512

GE HealthCare Technologies, Inc.	1,626	135,316

Gilead Sciences, Inc.	4,561	422,257

GSK PLC	13,913	236,083

Hikma Pharmaceuticals PLC	1,554	38,003

ICON PLC *	311	65,388

IDEXX Laboratories, Inc. *	297	125,260

Illumina, Inc. *	582	83,895

Incyte Corp. *	700	52,213

IQVIA Holdings, Inc. *	660	132,554

Labcorp Holdings, Inc.	308	74,277

Medtronic PLC	4,705	407,171

Mettler-Toledo International, Inc. *	77	96,342

Moderna, Inc. *	1,290	55,547

Ono Pharmaceutical Co. Ltd.	3,100	35,751

Pfizer, Inc.	20,797	545,089

Pro Medicus Ltd.	310	50,869

Quest Diagnostics, Inc.	407	66,203

Regeneron Pharmaceuticals, Inc. *	389	291,836

ResMed, Inc.	535	133,226

Royalty Pharma PLC, Class A	1,395	37,191

Takeda Pharmaceutical Co. Ltd.	5,700	154,963

Teva Pharmaceutical Industries Ltd. *	4,135	67,979

Thermo Fisher Scientific, Inc.	1,402	742,541

Veeva Systems, Inc., Class A *	541	123,267

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

Vertex Pharmaceuticals, Inc. *	945	442,383

Waters Corp. *	218	83,869

Zoetis, Inc.	1,661	291,090

(Cost $9,924,947)		10,075,894

Industrials – 13.7%

AMETEK, Inc.	846	164,445

Atlas Arteria Ltd. (a)	11,411	35,682

Auckland International Airport Ltd.	9,016	41,387

Automatic Data Processing, Inc.	1,494	458,553

BAE Systems PLC	10,971	171,101

Boeing Co. *	2,740	425,906

Broadridge Financial Solutions, Inc.	426	100,545

CAE, Inc. *	2,244	52,744

Carrier Global Corp.	3,075	237,913

Dover Corp.	501	103,156

Eaton Corp. PLC	1,447	543,233

Emerson Electric Co.	2,095	277,797

Expeditors International of Washington, Inc.	527	64,104

Experian PLC	3,371	160,720

Ferrovial SE	1,709	70,433

Fortive Corp.	1,268	100,590

GE Vernova, Inc. *	1,011	337,795

General Dynamics Corp.	1,003	284,862

Honeywell International, Inc.	2,385	555,538

Illinois Tool Works, Inc.	1,080	299,722

Ingersoll Rand, Inc.	1,477	153,859

Johnson Controls International PLC	2,443	204,870

L3Harris Technologies, Inc.	694	170,898

Leidos Holdings, Inc.	483	79,888

Lockheed Martin Corp.	869	460,057

Mainfreight Ltd.	894	38,738

Melrose Industries PLC	6,306	46,040

Northrop Grumman Corp.	534	261,473

PACCAR, Inc.	1,891	221,247

Parker-Hannifin Corp.	470	330,363

Rockwell Automation, Inc.	416	122,778

Rolls-Royce Holdings PLC *	30,620	217,405

RTX Corp.	4,882	594,774

Smiths Group PLC	1,959	44,098

SS&C Technologies Holdings, Inc.	788	60,944

Textron, Inc.	692	59,256

Thomson Reuters Corp.	498	81,251

TransDigm Group, Inc.	201	251,847

Transurban Group (a)	11,523	96,085

(Cost $7,026,398)		7,982,097

Information Technology – 35.6%

	Number of Shares	Value $

Adobe, Inc. *	1,610	830,647

Akamai Technologies, Inc. *	546	51,335

Amdocs Ltd.	452	39,197

Analog Devices, Inc.	1,818	396,415

ANSYS, Inc. *	319	112,001

Applied Materials, Inc.	3,017	527,100

Arista Networks, Inc. *	944	383,094

Atlassian Corp., Class A *	576	151,822

Autodesk, Inc. *	786	229,433

Cadence Design Systems, Inc. *	997	305,890

Capgemini SE	628	100,754

Cellebrite DI Ltd. *	2,183	44,053

CGI, Inc.	733	82,967

Check Point Software Technologies Ltd. *	322	58,604

Cisco Systems, Inc.	14,598	864,348

Cloudflare, Inc., Class A *	1,096	109,414

Cognizant Technology Solutions Corp., Class A	1,817	146,250

Constellation Software, Inc.	72	243,445

Crowdstrike Holdings, Inc., Class A *	839	290,269

CyberArk Software Ltd. *	151	48,850

Datadog, Inc., Class A *	1,078	164,665

Dell Technologies, Inc., Class C	1,133	144,560

Enphase Energy, Inc. *	506	36,103

Fair Isaac Corp. *	87	206,628

Fortinet, Inc. *	2,317	220,231

Gen Digital, Inc.	2,049	63,212

Halma PLC	1,378	47,431

Hewlett Packard Enterprise Co.	4,748	100,753

HubSpot, Inc. *	181	130,510

Intel Corp.	15,825	380,591

International Business Machines Corp.	3,392	771,375

Intuit, Inc.	1,003	643,655

Keysight Technologies, Inc. *	632	107,971

Lam Research Corp.	4,703	347,458

Microsoft Corp.	6,825	2,890,115

Monday.com Ltd. *	142	40,521

MongoDB, Inc. *	256	82,557

Motorola Solutions, Inc.	610	304,817

Nice Ltd. *	232	41,708

NVIDIA Corp.	20,904	2,889,978

Okta, Inc. *	600	46,536

Open Text Corp.	1,217	37,062

Oracle Corp.	5,942	1,098,319

Palantir Technologies, Inc., Class A *	7,393	495,922

Palo Alto Networks, Inc. *	1,190	461,506

Roper Technologies, Inc.	392	222,045

Sage Group PLC	3,794	63,270

Salesforce, Inc.	3,417	1,127,576

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2024 (Unaudited)

	Number of Shares	Value $

ServiceNow, Inc. *	753	790,228

Shopify, Inc., Class A *	4,437	512,862

Snowflake, Inc., Class A *	1,149	200,845

Synopsys, Inc. *	561	313,313

Teradyne, Inc.	586	64,460

Trimble, Inc. *	920	67,132

VeriSign, Inc. *	350	65,513

WiseTech Global Ltd.	642	53,575

Wix.com Ltd. *	230	51,460

Workday, Inc., Class A *	770	192,492

Xero Ltd. *	516	58,439

Zebra Technologies Corp., Class A *	188	76,516

Zoom Communications, Inc. *	955	78,969

Zscaler, Inc. *	353	72,926

(Cost $17,294,467)		20,781,693

Materials – 2.2%

BHP Group Ltd.	17,436	460,822

Croda International PLC	724	31,748

Dow, Inc.	2,642	116,803

DuPont de Nemours, Inc.	1,530	127,893

First Quantum Minerals Ltd. *	2,983	40,756

Freeport-McMoRan, Inc.	5,100	225,420

Fresnillo PLC	4,168	34,223

IGO Ltd.	10,464	33,061

Lundin Mining Corp.	3,716	36,466

Lynas Rare Earths Ltd. *	7,960	35,677

Northern Star Resources Ltd.	4,281	48,833

Orica Ltd.	3,141	37,057

Pilbara Minerals Ltd. *	20,218	31,479

South32 Ltd.	16,555	40,119

(Cost $1,353,964)		1,300,357

Real Estate – 0.2%

CoStar Group, Inc. *

(Cost $120,759)	1,488	121,034

Utilities – 4.9%

Algonquin Power & Utilities Corp.	7,977	39,596

American Electric Power Co., Inc.	1,952	194,927

Avangrid, Inc.	1,090	39,349

Constellation Energy Corp.	1,146	294,018

	Number of Shares	Value $

Dominion Energy, Inc.	3,080	180,950

Edison International	1,419	124,517

Emera, Inc.	1,090	41,587

Entergy Corp.	786	122,750

Exelon Corp.	3,680	145,581

FirstEnergy Corp.	2,089	88,887

Fortis, Inc.	1,816	81,179

Hydro One Ltd., 144A	1,181	38,623

Mercury NZ Ltd.	9,824	38,471

Meridian Energy Ltd.	10,833	39,795

National Grid PLC	17,658	222,781

NextEra Energy, Inc.	7,543	593,408

Northland Power, Inc.	2,386	34,610

PPL Corp.	2,701	94,346

Southern Co.	4,015	357,857

SSE PLC	3,898	87,770

(Cost $2,315,421)		2,861,002

TOTAL COMMON STOCKS

(Cost $51,346,479)		58,138,856

EXCHANGE-TRADED FUNDS – 0.1%

Xtrackers Artificial Intelligence and Big Data ETF * (b)(c)

(Cost $36,061)	1,200	41,076

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (d)(e)

(Cost $3,475)	3,475	3,475

CASH EQUIVALENTS – 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.59% (d)

(Cost $69,965)	69,965	69,965

TOTAL INVESTMENTS – 99.8%

(Cost $51,455,980)		58,253,372

Other assets and liabilities, net – 0.2%		119,689

NET ASSETS – 100.0%		58,373,061

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2024 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:

Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024

EXCHANGE-TRADED FUNDS – 0.1%

Xtrackers Artificial Intelligence and Big Data ETF * (b)(c)

—	75,757	(41,419)		1,723	5,015	—	—	1,200	41,076

SECURITIES LENDING COLLATERAL – 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (d)(e)

18,550	—	(15,075	) (f)	—	—	603	—	3,475	3,475

CASH EQUIVALENTS – 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.59% (d)

68,548	594,461	(593,044)		—	—	1,193	—	69,965	69,965

87,098	670,218	(649,538)		1,723	5,015	1,796	—	74,640	114,516

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $3,423, which is 0.0% of net assets.

(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2024.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MicroE-mini NASDAQ 100 futures	USD	3	122,870	125,961	12/20/2024	3,091

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  23

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2024 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$58,138,856	$—	$—	$58,138,856

Exchange-Traded Funds	41,076	—	—	41,076

Short-Term Investments (a)	73,440	—	—	73,440

Derivatives (b)

Futures Contracts	3,091	—	—	3,091

TOTAL	$58,256,463	$—	$—	$58,256,463

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

24  |  DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2024 (Unaudited)

	Xtrackers Artificial Intelligence and Big Data ETF	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF

Assets
Investment in non-affiliated securities at value	$15,308,996	$6,832,692	$729,266,956	$6,853,066
Investment in affiliated securities at value	13,990	—	—	—
Investment in DWS Government Money Market Series	9,380	1,080	1,670,408	765
Investment in DWS Government & Agency Securities Portfolio*	—	—	44,313,363	19,625
Foreign currency at value	2,418	1,583	3,099,860	1,092
Deposit with broker for futures contracts	—	—	456,670	—

Receivables:
Investment securities sold	—	—	1,084,566	—
Capital shares	—	—	1,718	—
Variation margin on futures contracts	—	—	18,693	—
Dividends	3,727	2,941	2,333,890	7,032
Interest	67	3	6,772	7
Affiliated securities lending income	—	5	50,403	2
Foreign tax reclaim	—	559	368,892	—
Total assets	$15,338,578	$6,838,863	$782,672,191	$6,881,589

Liabilities
Payable upon return of securities loaned	$—	$—	$44,313,363	$19,625

Payables:
Investment securities purchased	—	—	1,306,481	—
Capital shares	291	—	—	—
Investment advisory fees	2,952	1,101	60,245	868
Deferred foreign tax	—	—	621,006	—
Total liabilities	3,243	1,101	46,301,095	20,493
Net Assets, at value	$15,335,335	$6,837,762	$736,371,096	$6,861,096

Net Assets Consist of
Paid-in capital	$14,376,289	$5,322,752	$858,548,671	$5,708,806
Distributable earnings (loss)	959,046	1,515,010	(122,177,575)	1,152,290
Net Assets, at value	$15,335,335	$6,837,762	$736,371,096	$6,861,096
Number of Common Shares outstanding	450,001	200,001	34,400,001	225,001
Net Asset Value	$34.08	$34.19	$21.41	$30.49

Investment in non-affiliated securities at cost	$14,361,539	$5,580,764	$789,688,173	$6,188,670
Investment in affiliated securities at cost	$13,628	$—	$—	$—
Value of securities loaned	$—	$—	$41,769,988	$19,395
Investment in DWS Government Money Market Series at cost	$9,380	$1,080	$1,670,408	$765
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$44,313,363	$19,625
Foreign currency at cost	$2,403	$1,600	$3,090,995	$1,083

* Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  25

Statements of Assets and Liabilities (Continued)

November 30, 2024 (Unaudited)

	Xtrackers US Green Infrastructure Select Equity ETF	Xtrackers US National Critical Technologies ETF

Assets
Investment in non-affiliated securities at value	$4,414,152	$58,138,856
Investment in affiliated securities at value	—	41,076
Investment in DWS Government Money Market Series	1,189	69,965
Investment in DWS Government & Agency Securities Portfolio*	1,230,341	3,475
Foreign currency at value	—	22,031
Deposit with broker for futures contracts	—	7,342

Receivables:
Variation margin on futures contracts	—	1,067
Dividends	1,940	108,421
Interest	6	312
Affiliated securities lending income	2,885	238
Total assets	$5,650,513	$58,392,783

Liabilities
Payable upon return of securities loaned	$1,230,341	$3,475

Payables:
Investment advisory fees	1,209	16,247
Total liabilities	1,231,550	19,722
Net Assets, at value	$4,418,963	$58,373,061

Net Assets Consist of
Paid-in capital	$5,685,375	$51,409,916
Distributable earnings (loss)	(1,266,412)	6,963,145
Net Assets, at value	$4,418,963	$58,373,061
Number of Common Shares outstanding	225,001	1,800,001
Net Asset Value	$19.64	$32.43

Investment in non-affiliated securities at cost	$4,570,210	$51,346,479
Investment in affiliated securities at cost	$—	$36,061
Value of securities loaned	$1,204,964	$3,423
Investment in DWS Government Money Market Series at cost	$1,189	$69,965
Investment in DWS Government & Agency Securities Portfolio at cost*	$1,230,341	$3,475
Foreign currency at cost	$—	$21,793

* Represents collateral on securities loaned.

See Notes to Financial Statements.

26  |  DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2024 (Unaudited)

	Xtrackers Artificial Intelligence and Big Data ETF(1)	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF

Investment Income
Unaffiliated dividend income*	$20,699	$12,006	$12,151,133	$43,155
Income distributions from affiliated funds	156	60	40,307	110
Affiliated securities lending income	—	492	234,143	7
Total investment income	20,855	12,558	12,425,583	43,272

Expenses
Investment advisory fees	8,117	6,255	396,686	5,765
Other expenses	—	58	403	58
Total expenses	8,117	6,313	397,089	5,823
Less fees waived (see note 3):
Waiver	(4)	(2)	(28,903)	(3)
Net expenses	8,113	6,311	368,186	5,820
Net investment income (loss)	12,742	6,247	12,057,397	37,452

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(1,695)	12,769	(11,866,671)	31,754
In-kind redemptions	—	266,135	1,626,694	406,817
Futures contracts	—	—	24,853	—
Foreign currency transactions	177	(764)	(39,690)	(1,442)
Net realized gain (loss)	(1,518)	278,140	(10,254,814)	437,129
Net change in unrealized appreciation (depreciation) on:
Investments***	947,457	941,750	21,361,795	(1,125,212)
Investments in affiliates	362	—	—	—
Futures contracts	—	—	124,075	—
Foreign currency translations	3	(47)	6,383	(145)
Net change in unrealized appreciation (depreciation)	947,822	941,703	21,492,253	(1,125,357)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	946,304	1,219,843	11,237,439	(688,228)
Net Increase (Decrease) in Net Assets Resulting from Operations	$959,046	$1,226,090	$23,294,836	$(650,776)

* Unaffiliated foreign tax withheld	$669	$1,137	$1,211,092	$4,407
** Including foreign taxes	$—	$—	$40,056	$—
*** Net of change in deferred foreign taxes	$—	$—	$(64,511)	$—

(1) For the period August 2, 2024 (commencement of operations) through November 30, 2024.

See Notes to Financial Statements.

DBX ETF Trust  |  27

Statements of Operations (Continued)

For the Six Months Ended November 30, 2024 (Unaudited)

	Xtrackers US Green Infrastructure Select Equity ETF	Xtrackers US National Critical Technologies ETF

Investment Income
Unaffiliated dividend income*	$17,074	$447,196
Income distributions from affiliated funds	57	1,193
Affiliated securities lending income	19,089	603
Total investment income	36,220	448,992

Expenses
Investment advisory fees	7,478	92,547
Other expenses	58	44
Total expenses	7,536	92,591
Less fees waived (see note 3):
Waiver	(1)	(74)
Net expenses	7,535	92,517
Net investment income (loss)	28,685	356,475

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(499,881)	(246,286)
Investments in affiliates	—	1,723
In-kind redemptions	129,354	257,408
Futures contracts	—	12,068
Foreign currency transactions	—	121
Net realized gain (loss)	(370,527)	25,034
Net change in unrealized appreciation (depreciation) on:

Investments	246,782	5,113,552
Investments in affiliates	—	5,015
Futures contracts	—	2,688
Foreign currency translations	—	(348)
Net change in unrealized appreciation (depreciation)	246,782	5,120,907
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(123,745)	5,145,941
Net Increase (Decrease) in Net Assets Resulting from Operations	$(95,060)	$5,502,416

* Unaffiliated foreign tax withheld	$321	$5,106

See Notes to Financial Statements.

28  |  DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Artificial Intelligence and Big Data ETF	Xtrackers Cybersecurity Select Equity ETF
	For the Period August 2, 2024(1) to November 30, 2024 (Unaudited)	For the Six Months Ended November 30, 2024 (Unaudited)	For the Period July 13, 2023(1) to May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$12,742	$6,247	$38,751
Net realized gain (loss)	(1,518)	278,140	344,941
Net change in net unrealized appreciation (depreciation)	947,822	941,703	310,047
Net increase (decrease) in net assets resulting from operations	959,046	1,226,090	693,739
Distributions to Shareholders	—	(3,598)	(40,336)

Fund Shares Transactions
Proceeds from shares sold	14,376,259	789,866	6,436,453
Value of shares redeemed	—	(829,983)	(1,434,494)
Net increase (decrease) in net assets resulting from fund share transactions	14,376,259	(40,117)	5,001,959
Total net increase (decrease) in Net Assets	15,335,305	1,182,375	5,655,362

Net Assets
Beginning of period	30	5,655,387	25
End of period	$15,335,335	$6,837,762	$5,655,387

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	200,001	1
Shares sold	450,000	25,000	250,000
Shares redeemed	—	(25,000)	(50,000)
Shares outstanding, end of period	450,001	200,001	200,001

(1) Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |  29

Statements of Changes in Net Assets (Continued)

	Xtrackers International Real Estate ETF		Xtrackers Semiconductor Select Equity ETF
	For the Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (Unaudited)	For the Period July 13, 2023(1) to May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$12,057,397	$24,747,681	$37,452	$49,403
Net realized gain (loss)	(10,254,814)	(21,539,092)	437,129	36,654
Net change in net unrealized appreciation (depreciation)	21,492,253	51,903,689	(1,125,357)	1,789,576
Net increase (decrease) in net assets resulting from operations	23,294,836	55,112,278	(650,776)	1,875,633
Distributions to Shareholders	(14,229,852)	(22,772,407)	(41,263)	(31,304)
Fund Shares Transactions
Proceeds from shares sold	33,005,355	116,414,059	1,513,492	5,818,749
Value of shares redeemed	(7,414,318)	(6,807,337)	(1,623,460)	—
Net increase (decrease) in net assets resulting from fund share transactions	25,591,037	109,606,722	(109,968)	5,818,749
Total net increase (decrease) in Net Assets	34,656,021	141,946,593	(802,007)	7,663,078
Net Assets
Beginning of period	701,715,075	559,768,482	7,663,103	25
End of period	$736,371,096	$701,715,075	$6,861,096	$7,663,103

Changes in Shares Outstanding
Shares outstanding, beginning of period	33,200,001	27,800,001	225,001	1
Shares sold	1,550,000	5,750,000	50,000	225,000
Shares redeemed	(350,000)	(350,000)	(50,000)	–
Shares outstanding, end of period	34,400,001	33,200,001	225,001	225,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

30  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers US Green Infrastructure Select Equity ETF		Xtrackers US National Critical Technologies ETF
	For the Six Months Ended November 30, 2024 (Unaudited)	For the Period July 13, 2023(1) to May 31, 2024	For the Six Months Ended November 30, 2024 (Unaudited)	For the Period November 16, 2023(1) to May 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$28,685	$29,598	$356,475	$186,903
Net realized gain (loss)	(370,527)	(717,287)	25,034	344,955
Net change in net unrealized appreciation (depreciation)	246,782	(402,840)	5,120,907	1,679,399
Net increase (decrease) in net assets resulting from operations	(95,060)	(1,090,529)	5,502,416	2,211,257
Distributions to Shareholders	(19,492)	(24,484)	(301,513)	(80,354)
Fund Shares Transactions
Proceeds from shares sold	470,566	6,246,667	10,805,695	43,302,231
Value of shares redeemed	(460,728)	(608,002)	(1,610,044)	(1,456,652)
Net increase (decrease) in net assets resulting from fund share transactions	9,838	5,638,665	9,195,651	41,845,579
Total net increase (decrease) in Net Assets	(104,714)	4,523,652	14,396,554	43,976,482
Net Assets
Beginning of period	4,523,677	25	43,976,507	25
End of period	$4,418,963	$4,523,677	$58,373,061	$43,976,507

Changes in Shares Outstanding
Shares outstanding, beginning of period	225,001	1	1,500,001	1
Shares sold	25,000	250,000	350,000	1,550,000
Shares redeemed	(25,000)	(25,000)	(50,000)	(50,000)
Shares outstanding, end of period	225,001	225,001	1,800,001	1,500,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Financial Highlights

Xtrackers Artificial Intelligence and Big Data ETF

	Period Ended 11/30/2024(a) (Unaudited)

Selected Per Share Data
Net Asset Value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06
Net realized and unrealized gain (loss)	4.02
Total from investment operations	4.08
Net Asset Value, end of period	$34.08
Total Return (%)(c)	13.59	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	15
Ratio of expenses before fee waiver (%)	0.35	*
Ratio of expenses after fee waiver (%)	0.35	*
Ratio of net investment income (loss) (%)	0.55	*
Portfolio turnover rate (%)(d)	0	**(e)

(a)	For the period August 2, 2024 (commencement of operations) through November 30, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than 0.5%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

32  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Cybersecurity Select Equity ETF

	For the Six Months Ended 11/30/2024 (Unaudited)		Period Ended 5/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$28.28		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.03		0.19
Net realized and unrealized gain (loss)	5.90		3.29
Total from investment operations	5.93		3.48
Less distributions from:
Net investment income	(0.02)		(0.17)
Net realized gains	–		(0.03)
Total from distributions	(0.02)		(0.20)
Net Asset Value, end of period	$34.19		$28.28
Total Return (%)(c)	20.98	**	13.87	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7		6
Ratio of expenses before fee waiver (%)	0.20	*	0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20	*
Ratio of net investment income (loss) (%)	0.20	*	0.78	*
Portfolio turnover rate (%)(d)	18	**	41	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  33

Financial Highlights (Continued)

Xtrackers International Real Estate ETF

	For the Six		Years Ended May 31,
	Months Ended 11/30/2024 (Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$21.14		$20.14	$24.67	$29.15	$22.85	$27.84
Income (loss) from investment operations:
Net investment income (loss)(a)	0.35		0.80	0.80	0.92	0.92	0.84
Net realized and unrealized gain (loss)	0.35		0.97	(4.91)	(4.05)	6.28	(4.74)
Total from investment operations	0.70		1.77	(4.11)	(3.13)	7.20	(3.90)
Less distributions from:
Net investment income	(0.43)		(0.77)	(0.42)	(1.35)	(0.90)	(1.09)
Total from distributions	(0.43)		(0.77)	(0.42)	(1.35)	(0.90)	(1.09)
Net Asset Value, end of period	$21.41		$21.14	$20.14	$24.67	$29.15	$22.85
Total Return (%)(b)	3.44	**	8.91	(16.76)	(11.26)	32.15	(14.80)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	736		702	560	559	458	231
Ratio of expenses before fee waiver (%)	0.11	*	0.12	0.12	0.12	0.12	0.12
Ratio of expenses after fee waiver (%)	0.10	*	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income (loss) (%)	3.27	*	3.86	3.70	3.38	3.55	3.21
Portfolio turnover rate (%)(c)	5	**	15	8	17	9	12

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

34  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Semiconductor Select Equity ETF

	For the Six Months Ended 11/30/2024 (Unaudited)		Period Ended 5/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$34.06		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.24
Net realized and unrealized gain (loss)	(3.56)		8.98
Total from investment operations	(3.40)		9.22
Less distributions from:
Net investment income	(0.17)		(0.16)
Total from distributions	(0.17)		(0.16)
Net Asset Value, end of period	$30.49		$34.06
Total Return (%)(c)	(10.00	)**	36.98	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7		8
Ratio of expenses before fee waiver (%)	0.15	*	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	*
Ratio of net investment income (loss) (%)	0.97	*	0.99	*
Portfolio turnover rate (%)(d)	9	**	18	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  35

Financial Highlights (Continued)

Xtrackers US Green Infrastructure Select Equity ETF

	For the Six Months Ended 11/30/2024 (Unaudited)		Period Ended 5/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$20.11		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.13		0.13
Net realized and unrealized gain (loss)	(0.51)		(4.91)
Total from investment operations	(0.38)		(4.78)
Less distributions from:
Net investment income	(0.09)		(0.11)
Total from distributions	(0.09)		(0.11)
Net Asset Value, end of period	$19.64		$20.11
Total Return (%)	(1.87	)**(c)	(19.15	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4		5
Ratio of expenses before fee waiver (%)	0.35	*	0.35	*
Ratio of expenses after fee waiver (%)	0.35	*	0.35	*
Ratio of net investment income (loss) (%)	1.34	*	0.74	*
Portfolio turnover rate (%)(d)	27	**	55	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

36  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers US National Critical Technologies ETF

	For the Six Months Ended 11/30/2024 (Unaudited)		Period Ended 5/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$29.32		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.21		0.23
Net realized and unrealized gain (loss)	3.08		4.19
Total from investment operations	3.29		4.42
Less distributions from:
Net investment income	(0.18)		(0.10)
Total from distributions	(0.18)		(0.10)
Net Asset Value, end of period	$32.43		$29.32
Total Return (%)(c)	11.26	**	17.70	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	58		44
Ratio of expenses before fee waiver (%)	0.35	*	0.35	*
Ratio of expenses after fee waiver (%)	0.35	*	0.35	*
Ratio of net investment income (loss) (%)	1.35	*	1.50	*
Portfolio turnover rate (%)(d)	6	**	6	**

(a)	For the period November 16, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  37

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2024, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Artificial Intelligence and Big Data ETF

Xtrackers Cybersecurity Select Equity ETF

Xtrackers International Real Estate ETF

Xtrackers Semiconductor Select Equity ETF

Xtrackers US Green Infrastructure Select Equity ETF

Xtrackers US National Critical Technologies ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US Green Infrastructure Select Equity ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, except for Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF which lots consist of 50,000 shares, Xtrackers Artificial Intelligence and Big Data ETF which lots consist of 10,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers Artificial Intelligence and Big Data ETF	Nasdaq Global Artificial Intelligence and Big Data Index

Xtrackers Cybersecurity Select Equity ETF	Solactive Cyber Security ESG Screened Index

Xtrackers International Real Estate ETF	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index

Xtrackers Semiconductor Select Equity ETF	Solactive Semiconductor ESG Screened Index

Xtrackers US Green Infrastructure Select Equity ETF	Solactive United States Green Infrastructure ESG Screened Index

Xtrackers US National Critical Technologies ETF	Solactive Whitney U.S. Critical Technologies Index

Nasdaq Global Artificial Intelligence and Big Data Index is comprised of a selection of companies engaged in the sub-themes of deep learning, image recognition, natural language processing (NLP), speech recognition & chatbots, big data, cloud computing and cybersecurity. The Underlying Index is rebalanced semi-annually.

The Solactive Cyber Security ESG Screened Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The Underlying Index is rebalanced quarterly.

The Solactive Semiconductor ESG Screened Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The Solactive United States Green Infrastructure ESG Screened Index which is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

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Solactive Whitney U.S. Critical Technologies Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating. The Underlying Index is rebalanced on the last Thursday of the months of January, April, July and October.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers International Real Estate ETF is a diversified series of the Trust. Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange and the Nasdaq, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

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Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF to pay out dividends from its net investment income, if any, to investors quarterly. It is the policy of the Xtrackers Artificial Intelligence and Big Data ETF and Xtrackers International Real Estate ETF to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2024), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2024, the Funds did not incur any interest or penalties.

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At May 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers International Real Estate ETF	$5,043,173	$22,243,338	$27,286,511

Xtrackers US Green Infrastructure Select Equity ETF	735,026	—	735,026

As of May 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers Cybersecurity Select Equity ETF	$5,479,200	$288,904	$713,770	$(424,866)

Xtrackers International Real Estate ETF	844,050,308	(117,061,081)	40,505,463	(157,566,544)

Xtrackers Semiconductor Select Equity ETF	5,864,812	1,788,597	1,911,723	(123,126)

Xtrackers US Green Infrastructure Select Equity ETF	5,543,698	(421,948)	464,738	(886,686)

Xtrackers US National Critical Technologies ETF	42,225,151	1,640,614	3,259,093	(1,618,479)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, for Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF, lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2024, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of November 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice,

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is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2024
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers International Real Estate ETF

Common Stocks	$44,313,363	$—	$—	$—	$44,313,363

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$44,313,363

Xtrackers Semiconductor Select Equity ETF

Exchange-Traded Funds	$19,625	$—	$—	$—	$19,625

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$19,625

Xtrackers US Green Infrastructure Select Equity ETF

Common Stocks	$1,230,341	$—	$—	$—	$1,230,341

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,230,341

Xtrackers US National Critical Technologies ETF

Exchange-Traded Funds	$3,475	$—	$—	$—	$3,475

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$3,475

As of November 30, 2024, Xtrackers Artificial Intelligence and Big Data ETF and Xtrackers Cybersecurity Select Equity ETF had no securities on loan.

Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2024, the Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2024 is included in a table following the Funds’ Schedule of Investments.

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The following table summarizes the value of the Funds’ derivative instruments held as of November 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers International Real Estate ETF

Equity contracts	Unrealized appreciation on futures contracts*	$238,143	Unrealized depreciation on futures contracts*	$40,011

	Total	$238,143	Total	$40,011

Xtrackers US National Critical Technologies ETF

Equity contracts	Unrealized appreciation on futures contracts*	$3,091	Unrealized depreciation on futures contracts*	$—

	Total	$3,091	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts

Xtrackers International Real Estate ETF	$24,853

Xtrackers US National Critical Technologies ETF	12,068

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts

Xtrackers International Real Estate ETF	$124,075

Xtrackers US National Critical Technologies ETF	2,688

For the period ended November 30, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)

Xtrackers International Real Estate ETF	$6,796,387

Xtrackers US National Critical Technologies ETF	72,867

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, (through August 12, 2024 for the Xtrackers International Real Estate ETF) computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers Artificial Intelligence and Big Data ETF	0.35%

Xtrackers Cybersecurity Select Equity ETF	0.20%

Xtrackers International Real Estate ETF	0.12%

Xtrackers Semiconductor Select Equity ETF	0.15%

Xtrackers US Green Infrastructure Select Equity ETF	0.35%

Xtrackers US National Critical Technologies ETF	0.35%

Effective August 13, 2024, for its investment advisory services to the Fund below, the Advisor was entitled to receive a unitary advisory fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers International Real Estate ETF	0.10%

The Advisor for the Xtrackers International Real Estate ETF had contractually agreed, until August 12, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended November 30, 2024, the Advisor waived $27,976 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended November 30, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers Artificial Intelligence and Big Data ETF	$4

Xtrackers Cybersecurity Select Equity ETF	2

Xtrackers International Real Estate ETF	927

Xtrackers Semiconductor Select Equity ETF	3

Xtrackers US Green Infrastructure Select Equity ETF	1

Xtrackers US National Critical Technologies ETF	74

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Investment Portfolio Transactions

For the period ended November 30, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers Artificial Intelligence and Big Data ETF	$5,275,802	$34,119

Xtrackers Cybersecurity Select Equity ETF	1,105,978	1,107,552

Xtrackers International Real Estate ETF	36,048,813	32,875,295

Xtrackers Semiconductor Select Equity ETF	698,254	649,368

Xtrackers US Green Infrastructure Select Equity ETF	1,179,158	1,217,355

Xtrackers US National Critical Technologies ETF	3,261,416	3,302,189

For the period ended November 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers Artificial Intelligence and Big Data ETF	$9,135,179	$—

Xtrackers Cybersecurity Select Equity ETF	771,400	807,947

Xtrackers International Real Estate ETF	27,257,024	6,140,791

Xtrackers Semiconductor Select Equity ETF	1,300,119	1,461,668

Xtrackers US Green Infrastructure Select Equity ETF	470,580	412,634

Xtrackers US National Critical Technologies ETF	10,804,932	1,495,511
5. Fund Share Transactions

As of November 30, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2024, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held

Xtrackers Artificial Intelligence and Big Data ETF	27%

Xtrackers Cybersecurity Select Equity ETF	78%

Xtrackers Semiconductor Select Equity ETF	58%

Xtrackers US Green Infrastructure Select Equity ETF	89%

Xtrackers US National Critical Technologies ETF	59%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF, and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per

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annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at November 30, 2024.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Artificial Intelligence and Big Data ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers Artificial Intelligence and Big Data ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and the Fund’s shareholders; (2) the financial resources of the “Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale.

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable. The Independent Trustees are paid by the Advisor out of the unitary advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Arne Noack
Arne Noack
Principal Executive Officer

Date January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Arne Noack
Arne Noack
Principal Executive Officer

Date January 31, 2025

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date January 31, 2025